                                                      REGISTRATION NO. 33-83750
                                                     REGISTRATION NO. 811-08754
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [_]
                        PRE-EFFECTIVE AMENDMENT NO.                  [_]
                      POST-EFFECTIVE AMENDMENT NO. 45                [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                     UNDER
                    THE INVESTMENT COMPANY ACT OF 1940               [_]
                             AMENDMENT NO. 143                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 45
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
       [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
       [X]On May 1, 2014 pursuant to paragraph (b) of Rule 485.
       [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
       [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
       [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

EXPLANATORY NOTE:

This Post-Effective Amendment No. 45 ("PEA") to the Form N-4 Registration Statement No. 33-83750 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 45 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2014 TO PROSPECTUSES FOR ACCUMULATOR(R)


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This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference. All prospectuses, statements of additional information and supplements listed in Appendix I are hereby incorporated by reference.


Together, the most recent prospectus and any supplement since the most recent prospectus, including this Supplement, are disclosure documents that describe all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in that prospectus and the Supplements are current as of their respective dates. If certain material provisions under the contract are changed after the date of that prospectus in accordance with the contract, those changes will be described in a supplement. You should read this Supplement in conjunction with your most recent prospectus and any other intervening supplements. The contract should also be read carefully.

We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2014. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to AXA Equitable, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling
(800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC's website at www.sec.gov.

In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) the Trusts' annual expenses and expense example; (4) important information about your guaranteed benefits; (5) tax information; (6) updated information on AXA Equitable; (7) legal proceedings;
(8) distribution of the contracts; (9) guaranteed benefit offers;
(10) incorporation of certain documents by reference; (11) financial statements; (12) condensed financial information; and (13) hypothetical illustrations.



                                                                        #612075

(1)HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
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 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
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 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
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 REPORTS WE PROVIDE:

..   written confirmation of financial transactions;

..   statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.
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 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for the fixed maturity options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options (not available through TOPS).

You can also:

..   change your allocation percentages and/or transfer among the investment options;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program (through Online Account
    Access only);

..   change your address (not available through TOPS);

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through EQAccess only); and

..   access Frequently Asked Questions and Service Forms (not available through
    TOPS).


TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use Online Account Access by visiting our website at www.axa.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).

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 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

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ALL REQUESTS FOR WITHDRAWALS MUST BE MADE ON A SPECIFIC FORM THAT WE PROVIDE. PLEASE CONTACT ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES FOR MORE INFORMATION.
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(2)INVESTMENT OPTIONS

PORTFOLIOS OF THE TRUSTS


We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios ("the AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The AXA Managed Volatility Portfolios and the AXA Fund of Fund Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy are identified below in the chart by a "(check mark) " under the column entitled "AXA Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy. This may effectively suppress the value of guaranteed benefit(s) that are eligible for periodic benefit base resets because your benefit base is available for resets only when your account value is higher. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "AXA Volatility Management" below in the chart. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.



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 AXA PREMIER VIP
 TRUST -                                                                                                  AXA
 CLASS B SHARES                                                            INVESTMENT MANAGER (OR         VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
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AXA AGGRESSIVE       Seeks to achieve long-term capital appreciation.      .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                   Management Group, LLC
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AXA CONSERVATIVE     Seeks to achieve a high level of current income.      .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                   Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and growth of         .   AXA Equitable Funds        (check mark)
  CONSERVATIVE-PLUS  capital, with a greater emphasis on current income.       Management Group, LLC
  ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital appreciation and   .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income.                                           Management Group, LLC
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AXA MODERATE-PLUS    Seeks to achieve long-term capital appreciation and   .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income, with a greater emphasis on capital        Management Group, LLC
                     appreciation.
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AXA 400 MANAGED      Seeks to achieve long-term growth of capital with an  .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/(1)/    emphasis on risk-adjusted returns and managing        .   AXA Equitable Funds
                     volatility in the Portfolio.                              Management Group, LLC
                                                                           .   BlackRock Investment
                                                                               Management, LLC
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AXA 2000 MANAGED     Seeks to achieve long-term growth of capital with an  .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/(2)/    emphasis on risk-adjusted returns and managing        .   AXA Equitable Funds
                     volatility in the Portfolio.                              Management Group, LLC
                                                                           .   BlackRock Investment
                                                                               Management, LLC
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AXA/FRANKLIN         Seeks to maximize income while maintaining prospects  .   AXA Equitable Funds        (check mark)
  BALANCED MANAGED   for capital appreciation with an emphasis on risk-        Management Group, LLC
  VOLATILITY/(3)/    adjusted returns and managing volatility in the       .   BlackRock Investment
                     Portfolio.                                                Management, LLC
                                                                           .   Franklin Advisers, Inc.
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AXA/FRANKLIN SMALL   Seeks to achieve long-term total return with an       .   AXA Equitable Funds        (check mark)
  CAP VALUE MANAGED  emphasis on risk-adjusted returns and managing            Management Group, LLC
  VOLATILITY/(4)/    volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Franklin Advisory
                                                                               Services, LLC
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AXA/FRANKLIN         Primarily seeks capital appreciation and secondarily  .   AXA Equitable Funds        (check mark)
  TEMPLETON          seeks income.                                             Management Group, LLC
  ALLOCATION
  MANAGED
  VOLATILITY/(5)/
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 AXA PREMIER VIP
 TRUST -                                                                                                  AXA
 CLASS B SHARES                                                            INVESTMENT MANAGER (OR         VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
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AXA GLOBAL EQUITY    Seeks to achieve long-term capital appreciation with  .   AXA Equitable Funds        (check mark)
  MANAGED            an emphasis on risk-adjusted returns and managing         Management Group, LLC
  VOLATILITY/(6)/    volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Morgan Stanley Investment
                                                                               Management Inc.
                                                                           .   OppenheimerFunds, Inc.
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AXA INTERNATIONAL    Seeks to achieve long-term growth of capital with an  .   AXA Equitable Funds        (check mark)
  CORE MANAGED       emphasis on risk-adjusted returns and managing            Management Group, LLC
  VOLATILITY/(7)/    volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   EARNEST Partners, LLC
                                                                           .   Massachusetts Financial
                                                                               Services Company d/b/a
                                                                               MFS Investment Management
                                                                           .   Hirayama Investments, LLC
                                                                           .   WHV Investment Management
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AXA INTERNATIONAL    Seeks to provide current income and long-term growth  .   AXA Equitable Funds        (check mark)
  VALUE MANAGED      of income, accompanied by growth of capital with an       Management Group, LLC
  VOLATILITY/(8)/    emphasis on risk-adjusted returns and managing        .   BlackRock Investment
                     volatility in the Portfolio.                              Management, LLC
                                                                           .   Northern Cross, LLC
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AXA LARGE CAP CORE   Seeks to achieve long-term growth of capital with an  .   AXA Equitable Funds        (check mark)
  MANAGED            emphasis on risk-adjusted returns and managing            Management Group, LLC
  VOLATILITY/(9)/    volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Capital Guardian Trust
                                                                               Company
                                                                           .   Institutional Capital LLC
                                                                           .   Thornburg Investment
                                                                               Management, Inc.
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AXA LARGE CAP        Seeks to provide long-term capital growth with an     .   AXA Equitable Funds        (check mark)
  GROWTH MANAGED     emphasis on risk-adjusted returns and managing            Management Group, LLC
  VOLATILITY/(10)/   volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Marsico Capital
                                                                               Management, LLC
                                                                           .   T. Rowe Price Associates,
                                                                               Inc.
                                                                           .   Wells Capital Management,
                                                                               Inc.
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AXA LARGE CAP VALUE  Seeks to achieve long-term growth of capital with an  .   AllianceBernstein L.P.     (check mark)
  MANAGED            emphasis on risk-adjusted returns and managing        .   AXA Equitable Funds
  VOLATILITY/(11)/   volatility in the Portfolio.                              Management Group, LLC
                                                                           .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Massachusetts Financial
                                                                               Services Company d/b/a
                                                                               MFS Investment Management
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AXA MID CAP VALUE    Seeks to achieve long-term capital appreciation with  .   AXA Equitable Funds        (check mark)
  MANAGED            an emphasis on risk adjusted returns and managing         Management Group, LLC
  VOLATILITY/(12)/   volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Diamond Hill Capital
                                                                               Management, Inc.
                                                                           .   Wellington Management
                                                                               Company, LLP
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 AXA PREMIER VIP
 TRUST -                                                                                                       AXA
 CLASS B SHARES                                                                 INVESTMENT MANAGER (OR         VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
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AXA/MUTUAL LARGE     Seeks to achieve capital appreciation, which may           .   AXA Equitable Funds        (check mark)
  CAP EQUITY         occasionally be short-term, with an emphasis on risk           Management Group, LLC
  MANAGED            adjusted returns and managing volatility in the            .   BlackRock Investment
  VOLATILITY/(13)/   Portfolio.                                                     Management, LLC
                                                                                .   Franklin Mutual Advisers,
                                                                                    LLC
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AXA/TEMPLETON        Seeks to achieve long-term capital growth with an          .   AXA Equitable Funds        (check mark)
  GLOBAL EQUITY      emphasis on risk adjusted returns and managing                 Management Group, LLC
  MANAGED            volatility in the Portfolio.                               .   BlackRock Investment
  VOLATILITY/(14)/                                                                  Management, LLC
                                                                                .   Templeton Investment
                                                                                    Counsel, LLC
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EQ/ALLIANCEBERNSTEIN Seeks to achieve a balance of current income and           .   AllianceBernstein, L.P.
  SHORT DURATION     capital appreciation, consistent with a prudent level of
  GOVERNMENT BOND    risk.
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EQ/ALLIANCEBERNSTEIN Seeks to achieve long-term growth of capital.              .   AllianceBernstein L.P.
  SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY  Seeks to achieve long-term capital appreciation.           .   Calvert Investment
  RESPONSIBLE                                                                       Management Inc.
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EQ/COMMON STOCK      Seeks to achieve a total return before expenses that       .   AllianceBernstein L.P.
  INDEX              approximates the total return performance of the
                     Russell 3000 Index, including reinvestment of
                     dividends, at a risk level consistent with that of the
                     Russell 3000 Index.
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EQ/CORE BOND INDEX   Seeks to achieve a total return before expenses that       .   AXA Equitable Funds
                     approximates the total return performance of the               Management Group, LLC
                     Barclays Intermediate U.S. Government/Credit Index,        .   SSgA Funds Management,
                     including reinvestment of dividends, at a risk level           Inc.
                     consistent with that of the Barclays Intermediate U.S.
                     Government/Credit Index.
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EQ/EQUITY 500 INDEX  Seeks to achieve a total return before expenses that       .   AllianceBernstein L.P.
                     approximates the total return performance of the S&P
                     500 Index, including reinvestment of dividends, at a
                     risk level consistent with that of the S&P 500 Index.
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EQ/GAMCO MERGERS     Seeks to achieve capital appreciation.                     .   GAMCO Asset Management,
  AND ACQUISITIONS                                                                  Inc.
----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL       Seeks to maximize capital appreciation.                    .   GAMCO Asset Management,
  COMPANY VALUE                                                                     Inc.
----------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before expenses that       .   AXA Equitable Funds
  GOVERNMENT BOND    approximates the total return performance of the               Management Group, LLC
                     Barclays Intermediate U.S. Government Bond Index,          .   SSgA Funds Management,
                     including reinvestment of dividends, at a risk level           Inc.
                     consistent with that of the Barclays Intermediate U.S.
                     Government Bond Index.
----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before expenses) that     .   AllianceBernstein L.P.
  EQUITY INDEX       approximates the total return performance of a
                     composite index comprised of 40% DJ EURO STOXX
                     50 Index, 25% FTSE 100 Index, 25% TOPIX Index,
                     and 10% S&P/ASX 200 Index, including reinvestment
                     of dividends, at a risk level consistent with that of the
                     composite index.
----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before expenses that       .   AllianceBernstein L.P.
  INDEX              approximates the total return performance of the
                     Russell 1000 Growth Index, including reinvestment of
                     dividends at a risk level consistent with that of the
                     Russell 1000 Growth Index.
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 AXA PREMIER VIP
 TRUST -                                                                                                     AXA
 CLASS B SHARES                                                               INVESTMENT MANAGER (OR         VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before expenses that     .   SSgA Funds Management,
  INDEX              approximates the total return performance of the             Inc.
                     Russell 1000 Value Index, including reinvestment of
                     dividends, at a risk level consistent with that of the
                     Russell 1000 Value Index.
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before expenses that     .   SSgA Funds Management,
                     approximates the total return performance of the S&P         Inc.
                     Mid Cap 400 Index, including reinvestment of dividends,
                     at a risk level consistent with that of the S&P Mid Cap
                     400 Index.
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET      Seeks to obtain a high level of current income,          .   The Dreyfus Corporation
                     preserve its assets and maintain liquidity.
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EQ/MORGAN STANLEY    Seeks to achieve capital growth.                         .   Morgan Stanley Investment
  MID CAP GROWTH                                                                  Management Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income consistent with     .   AllianceBernstein L.P.
                     moderate risk to capital.                                .   Pacific Investment
                                                                                  Management Company LLC
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible (before        .   AllianceBernstein L.P.
  INDEX              expenses) the total return of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital.            .   AXA Equitable Funds
  TECHNOLOGY/(+)/                                                                 Management Group, LLC
                                                                              .   Allianz Global Investors
                                                                                  U.S. LLC
                                                                              .   SSgA Funds Management,
                                                                                  Inc.
                                                                              .   Wellington Management
                                                                                  Company, LLP
------------------------------------------------------------------------------------------------------------------------


(*)This information reflects the variable investment option's name change effective on or about June 13, 2014, subject to regulatory approval. The chart below reflects the variable investment option's name in effect until on or about June 13, 2014. The number in the ''FN'' column corresponds with the number contained in the table above.



----------------------------------------------------------
 FN   VARIABLE INVESTMENT OPTION NAME UNTIL JUNE 13, 2014
----------------------------------------------------------
(1)          AXA Tactical Manager 400
----------------------------------------------------------
(2)          AXA Tactical Manager 2000
----------------------------------------------------------
(3)          EQ/Franklin Core Balanced
----------------------------------------------------------
(4)          EQ/AXA Franklin Small Cap Value Core
----------------------------------------------------------
(5)          EQ/Franklin Templeton Allocation
----------------------------------------------------------
(6)          EQ/Global Multi-Sector Equity
----------------------------------------------------------
(7)          EQ/International Core PLUS
----------------------------------------------------------
(8)          EQ/International Value PLUS
----------------------------------------------------------
(9)          EQ/Large Cap Core PLUS
----------------------------------------------------------
(10)         EQ/Large Cap Growth PLUS
----------------------------------------------------------
(11)         EQ/Large Cap Value PLUS
----------------------------------------------------------
(12)         EQ/Mid Cap Value PLUS
----------------------------------------------------------
(13)         EQ/Mutual Large Cap Equity
----------------------------------------------------------
(14)         EQ/Templeton Global Equity
----------------------------------------------------------



(+)This Portfolio will be reorganized as a Portfolio of EQ Advisors Trust
   ("Trust") on or about June 13, 2014, subject to regulatory and shareholder approval.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

(3)THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE


The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


-----------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2013 (expenses that are deducted from
Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses) -- based, in part, on estimated amounts for options added during the fiscal  Lowest Highest
year 2013, if applicable, and for the underlying portfolios./(1)/                      0.62%  1.44%
-----------------------------------------------------------------------------------------------------


(1)The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Multimanager Technology Portfolio.


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses of 1.55% (actual expenses under your contract may be less), and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 5% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection Plus/SM/) would pay in the situations illustrated. The example assumes no annual administrative charge. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.

The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,066   $1,618    $2,194    $3,949    $366  $1,118  $1,894   $3,949
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  980   $1,362    $1,774    $3,143    $280  $  862  $1,474   $3,143
---------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see item (19) at the end of this Supplement.


(4)IMPORTANT INFORMATION ABOUT YOUR GUARANTEED BENEFITS

If you elected a guaranteed benefit that provides a 4%, 5%, or 6% (or greater) roll-up, an allocation to any investment option that rolls up at lower rate, such as 3% or 4%, will effectively reduce the growth rate of your guaranteed benefit. Generally, the EQ/Money Market, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, the Fixed Maturity Options, the Special 10 year fixed maturity option, and the loan reserve account under Rollover TSA are investment options for which the benefit base rolls up at a lower rate (the "lower Roll-Up rate options"). All other investment options continue to roll up at 4%, 5% or 6% (the "higher Roll-Up rate options"), as provided by your Accumulator(R) Series contract. For more information about these benefits, please see "Contract features and benefits" in your Prospectus, or your contract, or consult with your financial professional.

DOLLAR-FOR-DOLLAR WITHDRAWAL SERVICE

If you have at least one guaranteed benefit where withdrawals reduce the benefit base on a dollar-for-dollar basis, you may request a one-time lump sum or systematic withdrawal through our Dollar-for-Dollar Withdrawal Service. Withdrawals under this automated withdrawal service will never result in a pro-rata reduction of the guaranteed benefit base, and will never terminate the no-lapse guarantee if your contract had the no-lapse guarantee prior to utilizing this service and provided that you do not take any withdrawals outside the service. Systematic withdrawals set up using the Dollar-for-Dollar Withdrawal Service adjust automatically to account for financial transactions that may otherwise have an adverse impact on your guaranteed benefits, and, for certain types of withdrawals, adjust automatically to increase the withdrawal amount.

You may use the Dollar-for-Dollar Withdrawal Service to elect a one-time lump sum withdrawal or to enroll in systematic withdrawals at monthly, quarterly, or annual intervals. If you take withdrawals using this service, you must choose whether you want your withdrawal to be calculated to: (i) preserve the Roll-up benefit base as of the last contract date anniversary (or the benefit base as of the withdrawal transaction date); or (ii) take the full dollar-for-dollar withdrawal amount available under the contract to avoid a pro-rata reduction of the guaranteed benefit base.

..   ROLL-UP BENEFIT BASE PRESERVATION: You can request a withdrawal that will preserve the Roll-up benefit base as of the last contract anniversary or the withdrawal transaction date. In general, this amount will be less than the Roll-up rate times the last contract date anniversary benefit base. This calculation results from the fact that the Roll-up benefit base rolls up daily. If a withdrawal is taken on any day prior to the last day of the contract year, the daily roll-up rate will be applied going forward to the reduced benefit base. Therefore, the benefit base is only fully increased by an annual amount that equals the roll-up rate times the prior contract date anniversary benefit base if there have been no withdrawals during that year.

..   FULL DOLLAR-FOR-DOLLAR: You can request to withdraw the full dollar-for-dollar withdrawal amount. Full dollar-for-dollar withdrawals reduce the guaranteed benefit base and cause the value of the benefit base on the next contract date anniversary to be lower than the prior contract date anniversary, assuming no additional contributions or resets have occurred. In general, taking full dollar-for-dollar withdrawals will cause a reduction to the guaranteed benefit base over time and decrease the full dollar-for-dollar withdrawal amount available in subsequent contract years. The reduction in dollar-for-dollar amounts is due to amounts being withdrawn prior to earning the full year's annual compounded Roll-up rate. Although the benefit base will reduce over time, full dollar-for-dollar withdrawals taken through the service always reduce the benefit base in the amount of the withdrawal and never more than the withdrawal amount.

If you request a withdrawal calculation that preserves your roll up benefit base, the Dollar-for-Dollar Withdrawal Service adjusts for investment options to which a lower Roll-up rate applies. If you want to preserve your roll up benefit base and you elected a guaranteed benefit that provides a 4%, 5%, or 6% (or greater) roll-up, allocations of account value to any lower Roll-up option will generally reduce the amount of withdrawals under the Dollar-for-Dollar Withdrawal Service.

We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

There is no charge to use the Dollar-for-Dollar Withdrawal Service. Currently, we do not charge for quotes from the Dollar-for-Dollar Withdrawal Service but reserve the right to charge for such quotes upon advance notice to you. Please speak with your financial professional or call us for additional information about the Dollar-for-Dollar Withdrawal Service.

If you do not use the Dollar-for-Dollar Withdrawal Service, you may reduce your benefits more than you intend.

(5)TAX INFORMATION

FATCA

Even though the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act (FATCA) which applies beginning in 2014 to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are directed at foreign entities, but presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments, beginning in 2014. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


HOW YOU CAN MAKE CONTRIBUTIONS (FOR MARYLAND CONTRACTS ONLY)


..   Regular contributions to traditional IRAs and Roth IRAs are limited to
    $5,500 for the calendar year 2014.


..   Regular contributions to traditional IRAs cannot be made during or after the calendar year the owner reaches age 70 1/2.

..   Additional catch-up contributions of up to $1,000 can be made where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

..   Rollovers can be made to a Roth IRA from a "designated Roth contribution account" under a 401(k) plan, 403(b) plan or a governmental employer
    Section 457(b) plan which permits designated Roth elective deferral contributions to be made. Conversion rollovers may also be made from an eligible retirement plan to a Roth IRA in certain circumstances.

ADDITIONAL TAX ON NET INVESTMENT INCOME


Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Certain distributions from IRAs directly transferred to charitable organizations have been tax-free to IRA owners age 70 1/2 or older in past years. This provision expired as of December 31, 2013, so it is not in effect for 2014 unless Congress later extends it for 2014.


ADDITIONAL INFORMATION RELATING TO 1035 EXCHANGES. In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.


Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Accounts Nos. 45 and 49 for taxes, respectively. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


(6)UPDATED INFORMATION ON AXA EQUITABLE


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $552.3 billion in assets as of December 31, 2013. For more than 150 years, AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(7)LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


(8)DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 45 and Separate Account No. 49, respectively. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below. AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.


AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. Contribution-based compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2013) received additional payments. These additional payments ranged from $1,256 to $5,706,371. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.




1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
CCO Investment Services Corporation
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Essex National Securities, Inc.
Farmer's Financial Solution
First Allied Securities Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage Inc.
Founders Financial Securities
Geneos Wealth Management Inc.
GWN Securities, Inc.
H.D. Vest Investment Securities, Inc.
Harvest Capital, LLC
Independent Financial Group, LLC
ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
James T. Borello & Company
Janney Montgomery Scott LLC
JP Turner & Company, LLC
Key Investment Services LLC
Kovack Securities
LPL Financial Corporation
Lucia Securities, LLC
Meridien Financial Group, Inc.
Merrill Lynch Life Agency, Inc.
Morgan Keegan & Company
Morgan Stanley Smith Barney
National Planning Corporation
Next Financial Group, Inc.
NFP Securities Inc.
PNC Investments
Prime Capital Services
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
Securities America Inc.
SII Investments
Stifel, Nicolaus & Company, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
The Advisor Group
TransAmerica Financial Advisors
Triad Advisors
U.S Bancorp Investments, Inc.
Valmark Securities, Inc.
Wells Fargo Wealth Brokerage Insurance Agency

(9)GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.


When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.


(10)INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


This section only applies if your contract offers fixed maturity options.


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2013 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.


(11)FINANCIAL STATEMENTS


The financial statements of the separate account(s), as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI"). The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(12)CONDENSED FINANCIAL INFORMATION



The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2013. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this supplement relates. The tables also show the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.35%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013.



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2013   2012   2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.85 $11.91 $10.57 $11.58 $10.38 $ 8.27 $13.79 $13.16 $11.32 $10.62
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        531    564    678    748    815    844    603    595    286     51
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,029  1,067  1,284  1,466  1,542  1,566  1,649  1,595  1,278    688
------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.24 $11.89 $11.53 $11.47 $10.84 $10.00 $11.39 $10.92 $10.40 $10.29
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,181  1,350  1,400  1,316  1,165    780    434    343    285    131
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,805  2,052  2,363  2,720  2,398  2,542  1,016    438    492    237
------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.88 $11.84 $11.18 $11.41 $10.61 $ 9.40 $11.82 $11.36 $10.59 $10.39
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        972    928    909  1,003    862    798    636    456    367    150
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        961  1,404  1,195  1,201  1,190  1,565    974    946    948    426
------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $56.12 $50.29 $46.86 $48.66 $44.88 $38.88 $52.19 $49.78 $45.74 $44.24
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,315  1,412  1,547  1,688  1,783  1,952  2,239  2,505  2,919  3,361
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        906    987  1,058  1,183  1,234  1,346  1,500  1,399  1,314  1,132
------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.41 $12.19 $11.08 $11.82 $10.74 $ 8.93 $13.27 $12.64 $11.19 $10.63
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      2,176  2,545  2,807  3,183  3,362  3,168  2,958  1,913    711    256
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      3,399  3,445  4,167  4,151  5,278  5,241  6,731  6,975  4,170  1,617
------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.25 $12.17 $10.68 $11.76 $ 9.39 $ 6.72 $12.07 $10.93 $10.11 $ 9.45
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        240    174    207    245    277    314    387    519    629    806
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        395    286    292    323    367    426    492    721    863  1,078
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                       -------------------------------------------------------------------------------
                                        2013    2012    2011    2010    2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 11.95      --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             505      --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           2,480      --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $  9.86 $ 10.70 $ 10.69 $ 10.85 $ 10.91 $ 10.24 $ 10.82 $  9.84 $  9.93      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             706     827     919   1,111   1,232     991     393     330     253      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           1,193   1,311   1,490   1,624   1,795   1,173     444     431     308      --
----------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 30.61 $ 22.45 $ 19.69 $ 20.09 $ 15.28 $ 11.42 $ 20.92 $ 18.17 $ 16.90 $ 15.36
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             487     521     563     635     674     781     916   1,201   1,468   1,733
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           1,105   1,312   1,490   1,663   1,789   2,048   2,476   3,532   4,499   5,465
----------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 13.77 $ 10.21 $  8.86 $  9.94 $  8.11 $  6.41 $  9.75 $ 10.82      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              43      45      54      62      66      86      33       8      --      --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             149      75      87      88      99     170      47      14      --      --
----------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 11.69 $  8.82 $  7.66 $  7.74 $  6.98 $  5.40 $ 10.00 $  9.04 $  8.71 $  8.12
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              22      18      19      19      31      30      44      46      54      55
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)              76      77      77      91     113     132     126     157     557     258
----------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $323.33 $247.42 $216.98 $218.78 $191.39 $151.18 $272.69 $267.14 $244.64 $237.75
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             248     269     299     336     384     430     529     687     900   1,044
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             301     337     378     428     486     555     670     876   1,138   1,384
----------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 14.14 $ 14.56 $ 14.31 $ 13.84 $ 13.26 $ 13.09 $ 14.57 $ 14.33 $ 13.96 $ 13.84
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)           1,604     506     568     629     699     758   1,111   1,273   1,222   1,021
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           4,221   2,525   2,887   3,265   3,654   4,114   5,253   6,838   8,972  10,774
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2013   2012   2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $39.70 $30.60 $26.92 $26.88 $23.82 $19.19 $31.03 $29.97 $26.40 $25.63
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        890    952  1,051  1,137  1,262  1,388  1,714  2,138  2,703  3,163
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,058  2,244  2,569  2,893  3,275  3,764  4,648  6,213  8,100  9,685
------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.23 $10.82 $ 9.86 $ 9.99 $ 9.10 $ 7.06 $10.50 $10.43     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        533    459    470    474    537    578    609    222     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        780    601    603    457    550    474    444    141     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.61 $ 8.72 $ 7.71 $ 8.18 $ 7.51 $ 5.92 $ 9.52     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        269    288    299    269    261    282    245     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        456    471    505    548    558    619    308     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.26 $13.02 $12.54 $12.55 $11.60 $10.08 $11.86 $11.63 $10.50     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        152    160    168    154    137    137    178    114     54     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        168    163    177    167     84     66     77     74     17     --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $56.25 $40.99 $35.26 $37.03 $28.30 $20.28 $29.65 $27.50 $23.46 $22.79
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        262    267    283    281    280    264    267    191    183     31
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        253    252    273    289    281    295    311    141    170     72
------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $21.43 $18.05 $15.64 $18.08 $16.45 $11.11 $26.41 $18.85 $13.94 $10.64
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        955    874  1,002  1,142  1,252  1,341  1,728  1,993  2,131  1,948
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,194  1,172  1,233  1,401  1,671  1,671  2,238  2,967  3,667  3,845
------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                                $20.31 $20.93 $21.02 $20.23 $19.68 $20.41 $19.97 $18.95 $18.62 $18.65
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        364    433    470    565    690    860  1,014  1,287  1,772  2,322
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        296    342    396    416    524    571    579    773  1,100  1,348
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2013   2012   2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.08 $12.15 $10.59 $12.92 $11.99 $ 8.98 $16.51 $14.52 $12.35 $10.68
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        679    285    323    357    414    429    388    502    525    425
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,496  1,178  1,338  1,473  1,671  1,946  2,344  3,119  3,695  4,078
------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.29 $12.76 $11.13 $12.84 $12.38 $ 9.87 $20.30 $18.42 $15.12 $13.29
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,320  1,422  1,578  1,762  1,967  2,218  2,628  3,112  3,477  3,816
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        885    901  1,015  1,145  1,319  1,498  1,872  2,019  2,553  2,475
------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $21.23 $18.04 $15.56 $18.82 $17.99 $14.00 $24.89 $22.90 $18.47 $16.89
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        463    518    588    682    750    848  1,077  1,280  1,346  1,244
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,312  2,609  2,912  3,272  3,639  4,114  4,966  6,421  7,759  9,124
------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.09 $10.08 $ 8.89 $ 9.41 $ 8.35 $ 6.69 $10.84 $10.58 $ 9.49 $ 8.98
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,572    156    171    192    218    255    332    411    551    635
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      8,007  1,077  1,207  1,380  1,599  1,960  2,567  3,675  4,802  5,835
------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.35 $ 8.68 $ 7.67 $ 7.60 $ 6.64 $ 4.94 $ 7.86 $ 6.99 $ 7.13 $ 6.28
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,755  1,927  2,110  2,261  2,596  2,797  3,381  4,248  5,346  6,276
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,124  2,392  2,679  3,016  3,463  4,108  4,849  6,383  8,379  9,271
------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $22.43 $16.80 $14.97 $15.75 $13.95 $10.49 $17.21 $15.09 $14.19 $13.19
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      2,686  1,298  1,421  1,494  1,678  1,885  2,262  2,809  3,663  4,453
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      5,622  4,087  4,619  2,743  3,051  3,436  4,084  5,280  6,697  8,228
------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 8.80 $ 6.78 $ 5.89 $ 5.99 $ 5.30 $ 4.51 $10.56 $11.38 $10.80     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        398    352    385    225    239    156    159    136     28     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        465    403    542    137    136    147    156    182     41     --
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013. (CONTINUED)




------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2013   2012   2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $17.45 $13.35 $11.68 $12.48 $11.22 $ 9.45 $16.90 $17.95 $14.99 $14.41
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      5,353  3,301  3,714  4,243  4,867  5,687  7,503  2,657  3,058  3,317
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      8,270  2,452  2,804  3,217  3,670  4,274  5,583  6,430  8,002  9,491
------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $22.57 $17.20 $14.69 $16.45 $13.61 $10.16 $17.04 $17.55 $15.82 $14.40
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        816    761    853    948  1,067  1,128  1,472  1,921  2,356  2,500
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        671    545    622    732    838    780  1,031  1,465  2,388  2,481
------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------
   Unit value                                $28.59 $28.98 $29.38 $29.78 $30.18 $30.60 $30.37 $29.41 $28.53 $28.18
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        347    378    510    571    813  1,288    949  1,040  1,076  1,221
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        950  1,055  1,247  1,398  1,654  2,696  2,271  2,410  2,619  2,938
------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $22.59 $16.53 $15.41 $16.92 $12.97 $ 8.37 $16.10 $13.34 $12.37     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        274    299    333    332    311    208    175     74     68     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        309    366    463    512    470    294    336    109     49     --
------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.10 $ 9.49 $ 8.42 $ 8.94 $ 8.09 $ 6.56 $10.74 $10.71     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        127    134    157    164    191    210    225     50     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        109    120    134    146    173    193    210     92     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $16.65 $17.27 $17.05 $17.08 $16.29 $15.57 $16.89 $16.38 $15.99 $15.89
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        856    221    260    306    328    223    293    353    490    460
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        858    301    344    392    425    324    436    459    574    603
------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $24.38 $17.98 $15.78 $16.66 $13.42 $10.79 $16.60 $17.14 $14.76 $14.35
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        354    385    434    480    536    558    662    793    914  1,073
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        585    599    657    744    864    995  1,203  1,660  2,139  2,622
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                             --------------------------------------------------------------------
                                              2013   2012   2011   2010   2009  2008   2007   2006   2005   2004
-----------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                                $11.53 $ 9.20 $ 7.82 $ 8.64 $ 8.11 $6.32 $10.83 $10.76     --     --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        137    106    118    106    121   113    136     61     --     --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        173    167    158    172    165   189    228     98     --     --
-----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                                $16.46 $12.30 $11.00 $11.71 $10.08 $6.45 $12.36 $10.60 $10.01 $ 9.12
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        350    392    422    430    469   444    513    609    854  1,028
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        373    443    491    551    657   537    647    737  1,024  1,493
-----------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.55%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013.



--------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                       -----------------------------------------------------------------------------------
                                         2013     2012     2011     2010     2009     2008    2007    2006    2005   2004
--------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                          $  14.55 $  11.69 $  10.40 $  11.42 $  10.26 $   8.19 $ 13.68 $ 13.09 $11.28 $10.60
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              464      515      610      715      734      667     566     265    106     40
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           32,170   35,500   39,758   44,516   47,988   44,143  31,080   6,793    342    120
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                          $  12.00 $  11.68 $  11.34 $  11.31 $  10.71 $   9.90 $ 11.30 $ 10.85 $10.36 $10.27
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            1,354    1,529    1,345    1,265    1,146      992     549     334    254    140
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           20,639   27,024   26,538   25,752   25,907   18,171   4,087   1,202    501    286
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                          $  12.62 $  11.63 $  11.00 $  11.25 $  10.48 $   9.30 $ 11.73 $ 11.29 $10.55 $10.38
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              984    1,012      933    1,057      999      779     627     429    360    137
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           17,375   20,583   20,717   20,999   20,920   16,064   7,023   2,537    671    279
--------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                          $  53.03 $  47.62 $  44.46 $  46.26 $  42.75 $  37.11 $ 49.91 $ 47.71 $43.93 $42.57
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            1,099    1,165    1,283    1,358    1,456    1,572   1,879   2,045  2,273  2,498
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           17,620   19,858   21,265   22,543   23,023   18,036   9,394   3,387    762    659
--------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                          $  14.12 $  11.98 $  10.91 $  11.66 $  10.61 $   8.84 $ 13.16 $ 12.57 $11.15     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            2,478    2,630    3,067    3,447    3,411    3,625   3,240   2,127    788     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          104,418  119,079  130,217  139,811  147,651  130,940  85,777  22,340  2,035     --
--------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
--------------------------------------------------------------------------------------------------------------------------
   Unit value                          $  11.24 $  11.90 $  10.47 $  11.54 $   9.24 $   6.62 $ 11.92 $ 10.82 $10.03 $ 9.40
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              398      312      349      414      445      535     685     807    975  1,099
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            2,957    2,318    2,342    2,479    2,357    1,770   1,398     884    663    773
--------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
--------------------------------------------------------------------------------------------------------------------------
   Unit value                          $  11.93       --       --       --       --       --      --      --     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              456       --       --       --       --       --      --      --     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            5,581       --       --       --       --       --      --      --     --     --
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                             -------------------------------------------------------------------------------
                                              2013    2012    2011    2010    2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $  9.84 $ 10.54 $ 10.54 $ 10.73 $ 10.81 $ 10.17 $ 10.76 $  9.81 $  9.92      --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         707     858   1,017   1,201   1,362   1,103     493     337     248      --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      11,178  12,551  13,482  16,269  17,971  11,794   3,625   1,202     300      --
----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 29.59 $ 21.75 $ 19.11 $ 19.54 $ 14.90 $ 11.15 $ 20.47 $ 17.82 $ 16.60 $ 15.12
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         846     963   1,080   1,213   1,380   1,540   1,874   2,275   2,668   3,054
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       2,625   2,857   2,859   2,770   2,587   2,766   2,301   1,922   1,979   2,313
----------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 13.57 $ 10.08 $  8.77 $  9.85 $  8.05 $  6.38 $  9.73 $ 10.82      --      --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          23      24      26      21      29      69      37      12      --      --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       1,893   2,413   2,620   2,403   2,073   1,829     936     153      --      --
----------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 11.36 $  8.59 $  7.47 $  7.57 $  6.83 $  5.30 $  9.83 $  8.91 $  8.60 $  8.03
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          60      59      52      43      41      43      46      52      53      30
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         823     638     623     620     641     636     349     147      65      88
----------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $299.39 $229.56 $201.73 $203.81 $178.67 $141.42 $255.59 $250.91 $230.23 $224.21
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         122     134     155     180     204     232     289     361     422     469
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         370     408     444     467     502     423     392     361     370     430
----------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 13.68 $ 14.13 $ 13.91 $ 13.48 $ 12.94 $ 12.80 $ 14.28 $ 14.07 $ 13.73 $ 13.65
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,769     625     662     752     800     782   1,284   1,359   1,399   1,172
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      16,981   9,765   9,160   9,069   8,565   6,813   8,678   7,950   8,015   8,979
----------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 38.14 $ 29.45 $ 25.96 $ 25.98 $ 23.07 $ 18.62 $ 30.17 $ 29.20 $ 15.77 $ 25.07
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         504     549     590     647     761     812     979   1,200   1,369   1,508
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       4,537   4,671   4,883   5,014   4,766   4,288   4,204   3,534   3,726   4,345
----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                             ----------------------------------------------------------------------------
                                              2013    2012    2011    2010    2009    2008    2007    2006   2005   2004
-------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.05 $ 10.68 $  9.75 $  9.90 $  9.03 $  7.03 $ 10.47 $10.42     --     --
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         569     515     520     506     654     619     694    200     --     --
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       8,940   8,436   7,905   7,472   8,263   8,326   6,851  1,076     --     --
-------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 10.47 $  8.62 $  7.64 $  8.12 $  7.47 $  5.90 $  9.50     --     --     --
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         283     255     248     227     234     157     104     --     --     --
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      22,046  24,354  26,377  27,864  29,210  27,745  13,483     --     --     --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 14.01 $ 12.82 $ 12.38 $ 12.40 $ 11.49 $ 10.01 $ 11.80 $11.59 $10.49     --
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         148     143     184     161     130     138     180    116     33     --
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       2,381   2,202   2,259   2,245   1,717   1,577   1,416    425     11     --
-------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 53.42 $ 39.01 $ 33.62 $ 35.38 $ 27.10 $ 19.46 $ 28.50 $26.49 $22.64 $22.05
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         252     275     300     297     280     243     223    148    129     30
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       3,577   3,829   3,903   4,112   3,958   3,270   2,211    519    111     63
-------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 20.73 $ 17.50 $ 15.19 $ 17.60 $ 16.04 $ 10.86 $ 25.86 $18.50 $13.71 $10.48
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         810     813     908   1,057   1,240   1,328   1,520  1,689  1,667  1,556
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       8,620   7,373   7,953   8,828   9,622   8,369   5,992  2,602  1,632  1,515
-------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 19.40 $ 20.03 $ 20.15 $ 19.44 $ 18.94 $ 19.69 $ 19.30 $18.35 $18.07 $18.13
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         701     849     955   1,042   1,203   1,536   1,984  2,414  2,944  3,603
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       1,946   2,417   2,375   2,228   2,248   2,058     813    747    873  1,061
-------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 13.67 $ 11.81 $ 10.32 $ 12.62 $ 11.73 $  8.81 $ 16.22 $14.30 $12.18 $10.56
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         698     281     327     360     418     371     338    355    366    328
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      12,569   5,881   6,307   6,351   6,484   4,686   3,598  2,904  2,599  2,863
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                             -----------------------------------------------------------------------
                                              2013    2012   2011   2010   2009   2008   2007   2006   2005   2004
--------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 14.72 $12.31 $10.75 $12.44 $12.01 $ 9.60 $19.79 $17.99 $14.79 $ 13.03
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,217  1,317  1,531  1,710  2,027  2,398  2,956  3,446  3,745   3,983
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       5,844  5,593  6,041  6,247  6,599  6,749  5,611  1,983  1,000   1,008
--------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 20.53 $17.47 $15.11 $18.30 $17.53 $13.67 $24.36 $22.46 $18.15 $ 16.63
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         416    479    556    605    665    781  1,017  1,158  1,158   1,121
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       4,007  4,684  5,124  5,532  5,490  5,347  4,881  3,580  3,145   3,356
--------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.70 $ 9.80 $ 8.66 $ 9.18 $ 8.17 $ 6.56 $10.64 $10.41 $ 9.36 $  8.87
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,372    176    190    221    246    276    327    412    507     599
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      15,486  2,088  2,282  2,525  2,683  2,845  3,557  4,130  4,965   5,788
--------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 11.01 $ 8.44 $ 7.48 $ 7.42 $ 6.50 $ 4.85 $ 7.72 $ 6.88 $ 7.03 $  6.21
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,518  1,654  1,817  1,989  2,378  2,657  3,164  4,038  4,648   5,347
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       7,133  6,653  7,060  7,310  7,663  7,722  7,920  7,569  9,117  10,421
--------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 21.69 $16.27 $14.53 $15.32 $13.60 $10.24 $16.84 $14.80 $13.94 $ 12.99
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,935    625    718    773    887    909  1,065  1,228  1,421   1,652
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      20,677  4,081  4,411  2,793  3,016  2,719  2,698  2,090  2,422   2,867
--------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $  8.53 $ 6.58 $ 5.74 $ 5.84 $ 5.18 $ 4.42 $10.36 $11.19 $10.64      --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         267    175    217     81     80     64     68     63     20      --
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       6,156  5,757  6,597  2,766  2,425  1,742  1,312    738    113      --
--------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 16.90 $12.95 $11.36 $12.15 $10.95 $ 9.24 $16.56 $17.62 $14.75 $ 14.21
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       4,820  3,289  3,807  4,413  5,070  5,899  7,968  3,035  3,256   3,414
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      21,370  5,492  6,058  6,685  7,574  8,454  9,126  5,695  5,091   5,823
--------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ----------------------------------------------------------------------
                                              2013    2012   2011   2010   2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 16.18 $12.40 $10.76 $11.20 $ 9.04 $ 6.74 $13.50 $12.70 $11.56 $11.04
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         882    965  1,101  1,260  1,483  1,671  2,075  2,486  2,857  3,046
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       6,322  6,584  6,910  7,480  7,799  7,091  6,060  4,317  4,297  4,997
-------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 21.82 $16.66 $14.26 $16.00 $13.27 $ 9.92 $16.67 $17.21 $15.54 $14.18
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,248  1,189  1,378  1,611  1,891  2,080  2,791  3,415  3,954  4,357
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       7,186  5,926  6,450  7,106  8,258  3,049  3,624  3,215  3,279  3,574
-------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 26.76 $27.18 $27.61 $28.05 $28.48 $28.93 $28.78 $27.92 $27.14 $26.87
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         516    413    545    661    807  1,454  1,294  1,184  1,196  1,317
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       2,525  2,652  3,062  2,790  3,955  5,634  3,506  2,933  1,954  2,306
-------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 22.20 $16.28 $15.20 $16.73 $12.84 $ 8.31 $16.02 $13.29 $12.36     --
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         268    320    354    367    354    213    145     44     35     --
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       5,164  6,105  6,242  5,888  5,105  3,782  2,291    361     40     --
-------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 11.93 $ 9.37 $ 8.33 $ 8.86 $ 8.04 $ 6.53 $10.71 $10.70     --     --
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          60     68     88     96    125    170    194     47     --     --
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       2,274  2,742  3,064  3,351  3,613  3,890  3,519    623     --     --
-------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 15.98 $16.61 $16.43 $16.49 $15.77 $15.10 $16.41 $15.95 $15.60 $15.54
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,023    276    289    351    392    279    352    389    490    489
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      12,967  4,524  4,345  4,269  3,756  1,534  1,355    630    455    480
-------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 23.60 $17.44 $15.33 $16.22 $13.10 $10.55 $16.27 $16.83 $14.52 $14.15
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         257    298    337    370    435    461    571    681    710    783
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       3,586  3,874  4,203  4,357  4,503  2,777  2,196  1,231    854  1,001
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2013   2012   2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.36 $ 9.09 $ 7.73 $ 8.57 $ 8.06 $ 6.29 $10.80 $10.75     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        125     94     89     86    100     87    124     39     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      3,271  3,522  3,403  3,481  3,207  3,287  2,998    531     --     --
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $16.06 $12.03 $10.78 $11.50 $ 9.92 $ 6.36 $12.21 $10.49 $ 9.93 $ 9.07
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        668    773    873    979  1,106  1,152  1,391  1,590  1,869  2,185
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      4,392  5,169  5,030  5,183  5,240  4,243  3,629  2,459  2,792  3,478
------------------------------------------------------------------------------------------------------------------

(13)HYPOTHETICAL ILLUSTRATION


ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following table illustrates the changes in account value, cash value and the values of the "5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus/SM/ benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.53)% and 3.47% for the Accumulator(R) contracts at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection Plus/SM/ benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in the table reflect (1) investment management fees equivalent to an effective annual rate of 0.45% and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.29% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options./(1)/ In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following table.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.



-------------

(1)The arithmetic average of the fees and expenses deducted from the assets of the underlying portfolios used in this illustration is the higher of the arithmetic average of such fees as of May 1, 2014 and as of June 13, 2014, following the completion of all changes to the underlying portfolios as described in this Prospectus.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$105,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
   5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
   PROTECTION PLUS
   GUARANTEED MINIMUM INCOME BENEFIT


---------------------------------------------------------------------------------------------------------
                                              5% ROLL-UP                               LIFETIME ANNUAL
    CONTRACT                                TO AGE 80 GUARANTEED  TOTAL DEATH BENEFIT  GUARANTEED MINIMUM
AGE   YEAR    ACCOUNT VALUE    CASH VALUE   MINIMUM DEATH BENEFIT WITH PROTECTION PLUS INCOME BENEFIT
---------------------------------------------------------------------------------------------------------
               0%      6%      0%     6%      0%         6%         0%         6%        0%        6%
---------------------------------------------------------------------------------------------------------
60      0    100,000 100,000 93,000  93,000 100,000    100,000    100,000    100,000      N/A       N/A
---------------------------------------------------------------------------------------------------------
61      1     96,960 102,948 89,960  95,948 105,000    105,000    107,000    107,000      N/A       N/A
---------------------------------------------------------------------------------------------------------
62      2    105,000 105,000 99,000  99,000 110,250    110,250    114,350    114,350      N/A       N/A
---------------------------------------------------------------------------------------------------------
63      3    101,792 108,079 96,792 103,079 115,763    115,763    122,068    122,068      N/A       N/A
---------------------------------------------------------------------------------------------------------
64      4     98,653 111,241 94,653 107,241 121,551    121,551    130,171    130,171      N/A       N/A
---------------------------------------------------------------------------------------------------------
65      5     95,582 114,488 92,582 111,488 127,628    127,628    138,679    138,679      N/A       N/A
---------------------------------------------------------------------------------------------------------
66      6     92,575 117,822 90,575 115,822 134,010    134,010    147,613    147,613      N/A       N/A
---------------------------------------------------------------------------------------------------------
67      7     89,631 121,244 88,631 120,244 140,710    140,710    156,994    156,994      N/A       N/A
---------------------------------------------------------------------------------------------------------
68      8     86,745 124,757 86,745 124,757 147,746    147,746    166,844    166,844      N/A       N/A
---------------------------------------------------------------------------------------------------------
69      9     83,916 128,363 83,916 128,363 155,133    155,133    177,186    177,186      N/A       N/A
---------------------------------------------------------------------------------------------------------
70     10     81,141 132,063 81,141 132,063 162,889    162,889    188,045    188,045    9,627     9,627
---------------------------------------------------------------------------------------------------------
75     15     67,980 152,045 67,980 152,045 207,893    207,893    251,050    251,050   13,326    13,326
---------------------------------------------------------------------------------------------------------
80     20     55,773 174,674 55,773 174,674 265,330    265,330    331,462    331,462   18,069    18,069
---------------------------------------------------------------------------------------------------------
85     25     44,808 200,845 44,808 200,845 265,330    265,330    331,462    331,462   24,543    24,543
---------------------------------------------------------------------------------------------------------
90     30     39,027 235,823 39,027 235,823 265,330    265,330    331,462    331,462      N/A       N/A
---------------------------------------------------------------------------------------------------------
95     35     33,992 276,893 33,992 276,893 265,330    265,330    331,462    331,462      N/A       N/A
---------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

Appendix I

--------------------------------------------------------------------------------

The table below sets forth the dates of the most recent prospectuses, supplements to those prospectuses and statements of additional information and supplements you have received to date all of which are hereby incorporated by reference.

DATES OF PRIOR PROSPECTUSES AND SUPPLEMENTS


------------------------------------------------------------------------------------------------------------------
                                                               PRODUCT DISTRIBUTOR
                                 ---------------------------------------------------------------------------------
                                 AXA ADVISORS                             AXA DISTRIBUTORS
                                 ---------------------------------------------------------------------------------
                                 PROSPECTUS AND SAI                       PROSPECTUS AND SAI
PRODUCT NAME                     DATES               SUPPLEMENT DATES     DATES               SUPPLEMENT DATES
------------------------------------------------------------------------------------------------------------------
Accumulator(R) (IRA, NQ and QP)  5/1/98              5/1/98; 6/18/98;          5/1/98         5/1/98; 6/18/98;
Accumulator(R)                   (Accumulator only)  11/30/98 5/1/99;                         11/30/98; 5/1/99;
                                 5/1/99              5/1/00; 9/1/00;                          5/1/00; 9/1/00;
                                                     2/9/01; 9/1/01;                          2/9/01; 9/1/01;
                                                     1/14/02; 2/22/02;                        1/14/02; 2/22/02;
                                                     7/15/ 02; 8/20/02;                       7/15/02; 8/20/02;
                                                     1/6/03; 2/20/03;                         1/6/03; 2/20/03;
                                                     5/1/03; 5/15/03;                         5/1/03; 5/15/ 03;
                                                     8/15/03; 11/24/03;                       8/15/03; 11/24/03;
                                                     2/1/04; 5/1/04;                          2/1/04; 5/1/04;
                                                     8/4/04; 8/10/04;                         8/4/04; 8/10/04;
                                                     12/13/ 04;                               12/13/04; 12/31/04;
                                                     12/31/04; 5/1/05;                        5/1/05; 5/9/05;
                                                     5/9/05; 6/10/05;                         6/10/05; 6/17/05;
                                                     6/17/05; 7/25/05;                        7/25/05; 8/31/05;
                                                     8/31/05; 12/2/05;                        12/2/05; 2/8/06;
                                                     2/8/06; 5/1/06;                          5/1/06; 8/25/06;
                                                     8/25/06; 12/11/06;                       12/11/06; 5/1/07;
                                                     5/1/07; 5/1/07;                          5/1/07;
                                                     8/24/07; 9/19/07;                        8/24/07;9/19/ 07;
                                                     10/19/07; 2/15/08;                       10/19/07; 2/15/08;
                                                     5/1/08; 6/20/08;                         5/1/08; 6/20/08;
                                                     7/21/08; 8/15/08;                        7/21/08; 8/15/08;
                                                     11/13/08; 12/1/08;                       11/13/08;
                                                     1/15/09; 5/1/09;                         12/1/08;1/15/09;
                                                     6/8/09; 8/17/09;                         5/1/09; 6/8/09;
                                                     8/18/09; 9/3/ 09;                        8/17/ 09; 8/18/09;
                                                     9/25/09; 1/7/10;                         9/3/09; 9/25/09;
                                                     2/1/10; 2/5/10;                          1/7/10; 2/1/10;
                                                     5/1/10; 6/14/10;                         2/5/10; 5/1/10;
                                                     8/25/10; 12/15/10;                       6/14/10; 8/25/10;
                                                     12/29/10; 2/11/11;                       12/15/10; 12/29/10;
                                                     5/1/11; 6/30/11;                         2/11/11; 5/1/11;
                                                     8/16/11; 12/27/11;                       6/30/11; 8/16/11;
                                                     2/6/12; 5/1/12;                          12/27/11; 2/6/12;
                                                     6/20/12; 2/15/13;                        5/1/12; 6/20/12;
                                                     5/1/13; 5/1/13;                          2/15/13; 5/1/13;
                                                     8/23/13                                  5/1/13; 8/23/13
------------------------------------------------------------------------------------------------------------------

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Custodian and Independent Registered Public Accounting Firm   2

Distribution of the Contracts                                 2

Calculating Unit Values                                       2

Financial Statements                                          2

HOW TO OBTAIN AN ACCUMULATOR(R) STATEMENT OF ADDITIONAL INFORMATION

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


----------------------------------------------------------------------------------
Please send me a combined Accumulator(R) series SAI dated May 1, 2014
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip


                                                             Inforce Supplement

                                                                        #612101

AXA Equitable Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2014 FOR ACCUMULATOR(R)

AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectuses and/or supplements, dated May 1, 2014. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of each Prospectus and supplement is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

        TABLE OF CONTENTS

        Who is AXA Equitable?                                        2

        Custodian and Independent Registered Public Accounting Firm  2

        Distribution of the Contracts                                2

        Calculating Unit Values                                      2

        Financial statements                                         2




             Copyright 2014 AXA Equitable Life Insurance Company.

    All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.


                                                             Inforce supplement
                                                                        #612101

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Accounts Nos. 45 and 49, respectively.


The financial statements of each Separate Account at December 31, 2013 and for each of the two years in the period ended December 31, 2013, and the consolidated financial statements of AXA Equitable at December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account
No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $548,888,192 in 2013, $575,594,540 in 2012 and $562,732,447 in 2011, as the
distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $16,033,494, $16,167,554 and $15,092,209, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2013, 2012 and 2011. AXA Equitable paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 45 and Separate Account No. 49, $577,490,356 in 2013, $630,130,187 in 2012 and $529,410,549 in 2011. Of these amounts, AXA Advisors retained $319,941,479, $371,036,017 and $268,084,019, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts") as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Accounts No. 45 and 49, respectively, list investment options not currently offered under these contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS

 Report of Independent Registered Public Accounting Firm...............  FSA-2
 Financial Statements:
    Statements of Assets and Liabilities, December 31, 2013............  FSA-3
    Statements of Operations for the Year Ended December 31, 2013...... FSA-15
    Statements of Changes in Net Assets for the Years Ended
      December 31, 2013 and 2012....................................... FSA-25
    Notes to Financial Statements...................................... FSA-36

 AXA EQUITABLE LIFE INSURANCE COMPANY

 INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

 Report of Independent Registered Public Accounting Firm...............    F-1
 Consolidated Financial Statements:
    Consolidated Balance Sheets, December 31, 2013 and 2012............    F-2
    Consolidated Statements of Earnings (Loss), Years Ended
      December 31, 2013, 2012 and 2011.................................    F-3
    Consolidated Statements of Comprehensive Income (Loss), Years
      Ended December 31, 2013, 2012 and 2011...........................    F-4
    Consolidated Statements of Equity, Years Ended December 31, 2013,
      2012 and 2011....................................................    F-5
    Consolidated Statements of Cash Flows, Years Ended December 31,
      2013, 2012 and 2011..............................................    F-6
    Notes to Consolidated Financial Statements.........................    F-8

                                 FSA-1  #611966

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account No. 45 of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements at December 31, 2013, and the results of each of their operations and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 21, 2014

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

                                                        AXA AGGRESSIVE AXA CONSERVATIVE AXA CONSERVATIVE-PLUS AXA MODERATE
                                                         ALLOCATION*     ALLOCATION*         ALLOCATION*      ALLOCATION*
                                                        -------------- ---------------- --------------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $21,815,415     $51,586,314         $44,305,257      $217,315,225
Receivable for shares of the Portfolios sold...........          842          31,306               1,727           131,793
                                                         -----------     -----------         -----------      ------------
   Total assets........................................   21,816,257      51,617,620          44,306,984       217,447,018
                                                         -----------     -----------         -----------      ------------

LIABILITIES:
Payable for policy-related transactions................          842          31,306               1,727           131,793
                                                         -----------     -----------         -----------      ------------
   Total liabilities...................................          842          31,306               1,727           131,793
                                                         -----------     -----------         -----------      ------------
NET ASSETS.............................................  $21,815,415     $51,586,314         $44,305,257      $217,315,225
                                                         ===========     ===========         ===========      ============

NET ASSETS:
Accumulation Unit Value................................  $21,797,549     $51,578,054         $44,297,879      $216,966,102
Retained by AXA Equitable in Separate Account No. 45...       17,866           8,260               7,378           349,123
                                                         -----------     -----------         -----------      ------------
TOTAL NET ASSETS.......................................  $21,815,415     $51,586,314         $44,305,257      $217,315,225
                                                         ===========     ===========         ===========      ============

Investments in shares of the Portfolios, at cost.......  $17,861,551     $51,673,929         $42,247,063      $207,884,752
The Portfolios shares held
   Class A.............................................           --              --                  --         1,670,951
   Class B.............................................    1,827,216       5,329,890           4,362,398        13,348,299
                                                         -----------     -----------         -----------      ------------
   Total Shares........................................    1,827,216       5,329,890           4,362,398        15,019,250
                                                         ===========     ===========         ===========      ============

                                                        AXA MODERATE-PLUS
                                                           ALLOCATION*
                                                        -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $99,292,501
Receivable for shares of the Portfolios sold...........         45,373
                                                           -----------
   Total assets........................................     99,337,874
                                                           -----------

LIABILITIES:
Payable for policy-related transactions................         45,373
                                                           -----------
   Total liabilities...................................         45,373
                                                           -----------
NET ASSETS.............................................    $99,292,501
                                                           ===========

NET ASSETS:
Accumulation Unit Value................................    $99,283,016
Retained by AXA Equitable in Separate Account No. 45...          9,485
                                                           -----------
TOTAL NET ASSETS.......................................    $99,292,501
                                                           ===========

Investments in shares of the Portfolios, at cost.......    $86,521,054
The Portfolios shares held
   Class A.............................................             --
   Class B.............................................      8,516,518
                                                           -----------
   Total Shares........................................      8,516,518
                                                           ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                   EQ/ALLIANCEBERNSTEIN
                                                        AXA TACTICAL AXA TACTICAL     SHORT DURATION    EQ/ALLIANCEBERNSTEIN
                                                        MANAGER 400* MANAGER 2000*   GOVERNMENT BOND*    SMALL CAP GROWTH*
                                                        ------------ ------------- -------------------- --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $11,757,184   $16,621,281      $21,897,659          $62,263,960
Receivable for shares of the Portfolios sold...........         456         1,224            1,270               18,356
                                                        -----------   -----------      -----------          -----------
   Total assets........................................  11,757,640    16,622,505       21,898,929           62,282,316
                                                        -----------   -----------      -----------          -----------

LIABILITIES:
Payable for policy-related transactions................         456         1,224            1,270               18,356
                                                        -----------   -----------      -----------          -----------
   Total liabilities...................................         456         1,224            1,270               18,356
                                                        -----------   -----------      -----------          -----------
NET ASSETS............................................. $11,757,184   $16,621,281      $21,897,659          $62,263,960
                                                        ===========   ===========      ===========          ===========

NET ASSETS:
Accumulation Unit Value................................ $11,731,930   $16,596,916      $21,895,016          $62,243,788
Retained by AXA Equitable in Separate Account No. 45...      25,254        24,365            2,643               20,172
                                                        -----------   -----------      -----------          -----------
TOTAL NET ASSETS....................................... $11,757,184   $16,621,281      $21,897,659          $62,263,960
                                                        ===========   ===========      ===========          ===========

Investments in shares of the Portfolios, at cost....... $11,319,178   $16,169,383      $21,970,970          $47,689,073
The Portfolios shares held
   Class A.............................................          --            --               --              115,462
   Class B.............................................     589,833       874,073        2,202,653            2,921,539
                                                        -----------   -----------      -----------          -----------
   Total Shares........................................     589,833       874,073        2,202,653            3,037,001
                                                        ===========   ===========      ===========          ===========

                                                        EQ/AXA FRANKLIN
                                                           SMALL CAP
                                                          VALUE CORE*
                                                        ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $1,572,159
Receivable for shares of the Portfolios sold...........       16,030
                                                          ----------
   Total assets........................................    1,588,189
                                                          ----------

LIABILITIES:
Payable for policy-related transactions................       16,030
                                                          ----------
   Total liabilities...................................       16,030
                                                          ----------
NET ASSETS.............................................   $1,572,159
                                                          ==========

NET ASSETS:
Accumulation Unit Value................................   $1,571,917
Retained by AXA Equitable in Separate Account No. 45...          242
                                                          ----------
TOTAL NET ASSETS.......................................   $1,572,159
                                                          ==========

Investments in shares of the Portfolios, at cost.......   $1,163,221
The Portfolios shares held
   Class A.............................................           --
   Class B.............................................      107,465
                                                          ----------
   Total Shares........................................      107,465
                                                          ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                         EQ/CALVERT
                                                          SOCIALLY    EQ/COMMON   EQ/CORE BOND EQ/EQUITY 500 EQ/FRANKLIN CORE
                                                        RESPONSIBLE* STOCK INDEX*    INDEX*       INDEX*        BALANCED*
                                                        ------------ ------------ ------------ ------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $1,256,987  $214,140,646 $73,384,247   $76,446,413    $20,553,179
Receivable for shares of the Portfolios sold...........          51        58,169          --         4,325         27,773
Receivable for policy-related transactions.............          --            --     134,539            --             --
                                                         ----------  ------------ -----------   -----------    -----------
   Total assets........................................   1,257,038   214,198,815  73,518,786    76,450,738     20,580,952
                                                         ----------  ------------ -----------   -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --            --     134,539            --             --
Payable for policy-related transactions................          51        58,169          --         4,325         27,773
                                                         ----------  ------------ -----------   -----------    -----------
   Total liabilities...................................          51        58,169     134,539         4,325         27,773
                                                         ----------  ------------ -----------   -----------    -----------
NET ASSETS.............................................  $1,256,987  $214,140,646 $73,384,247   $76,446,413    $20,553,179
                                                         ==========  ============ ===========   ===========    ===========

NET ASSETS:
Accumulation Unit Value................................  $1,241,264  $214,111,500 $73,352,130   $76,394,525    $20,552,702
Retained by AXA Equitable in Separate Account No. 45...      15,723        29,146      32,117        51,888            477
                                                         ----------  ------------ -----------   -----------    -----------
TOTAL NET ASSETS.......................................  $1,256,987  $214,140,646 $73,384,247   $76,446,413    $20,553,179
                                                         ==========  ============ ===========   ===========    ===========

Investments in shares of the Portfolios, at cost.......  $  931,621  $176,263,895 $74,156,892   $55,301,199    $17,877,060
The Portfolios shares held
   Class A.............................................          --     1,260,188          --            --             --
   Class B.............................................     113,463     7,804,921   7,423,979     2,384,897      2,058,518
                                                         ----------  ------------ -----------   -----------    -----------
   Total Shares........................................     113,463     9,065,109   7,423,979     2,384,897      2,058,518
                                                         ==========  ============ ===========   ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        EQ/FRANKLIN   EQ/GAMCO      EQ/GAMCO     EQ/GLOBAL   EQ/INTERMEDIATE
                                                         TEMPLETON   MERGERS AND  SMALL COMPANY MULTI-SECTOR   GOVERNMENT
                                                        ALLOCATION* ACQUISITIONS*    VALUE*       EQUITY*         BOND*
                                                        ----------- ------------- ------------- ------------ ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $8,986,747   $8,516,300    $47,782,929  $55,314,793    $33,436,771
Receivable for shares of the Portfolios sold...........     30,662        4,885             --        9,528          2,283
Receivable for policy-related transactions.............         --           --          1,846           --             --
                                                        ----------   ----------    -----------  -----------    -----------
   Total assets........................................  9,017,409    8,521,185     47,784,775   55,324,321     33,439,054
                                                        ----------   ----------    -----------  -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         --           --          1,846           --             --
Payable for policy-related transactions................     30,662        4,885             --        9,528          2,283
                                                        ----------   ----------    -----------  -----------    -----------
   Total liabilities...................................     30,662        4,885          1,846        9,528          2,283
                                                        ----------   ----------    -----------  -----------    -----------
NET ASSETS............................................. $8,986,747   $8,516,300    $47,782,929  $55,314,793    $33,436,771
                                                        ==========   ==========    ===========  ===========    ===========

NET ASSETS:
Accumulation Unit Value................................ $8,986,106   $8,511,893    $47,749,415  $55,292,409    $33,417,872
Retained by AXA Equitable in Separate Account No. 45...        641        4,407         33,514       22,384         18,899
                                                        ----------   ----------    -----------  -----------    -----------
TOTAL NET ASSETS....................................... $8,986,747   $8,516,300    $47,782,929  $55,314,793    $33,436,771
                                                        ==========   ==========    ===========  ===========    ===========

Investments in shares of the Portfolios, at cost....... $7,424,613   $8,169,519    $31,841,422  $44,584,264    $32,815,041
The Portfolios shares held
   Class A.............................................         --           --             --           --        135,142
   Class B.............................................    895,639      645,427        852,979    3,748,649      3,160,399
                                                        ----------   ----------    -----------  -----------    -----------
   Total Shares........................................    895,639      645,427        852,979    3,748,649      3,295,541
                                                        ==========   ==========    ===========  ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/LARGE CAP
                                                           CORE PLUS*     EQUITY INDEX*     VALUE PLUS*     CORE PLUS*
                                                        ---------------- ---------------- ---------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $32,402,182      $60,588,980      $26,968,851    $57,490,822
Receivable for shares of the Portfolios sold...........        17,521           37,687           15,963          3,468
                                                          -----------      -----------      -----------    -----------
   Total assets........................................    32,419,703       60,626,667       26,984,814     57,494,290
                                                          -----------      -----------      -----------    -----------

LIABILITIES:
Payable for policy-related transactions................        17,521           37,687           15,963          3,468
                                                          -----------      -----------      -----------    -----------
   Total liabilities...................................        17,521           37,687           15,963          3,468
                                                          -----------      -----------      -----------    -----------
NET ASSETS.............................................   $32,402,182      $60,588,980      $26,968,851    $57,490,822
                                                          ===========      ===========      ===========    ===========

NET ASSETS:
Accumulation Unit Value................................   $32,386,270      $60,566,112      $26,929,444    $57,451,389
Retained by AXA Equitable in Separate Account No. 45...        15,912           22,868           39,407         39,433
                                                          -----------      -----------      -----------    -----------
TOTAL NET ASSETS.......................................   $32,402,182      $60,588,980      $26,968,851    $57,490,822
                                                          ===========      ===========      ===========    ===========

Investments in shares of the Portfolios, at cost.......   $28,181,936      $61,117,370      $24,239,357    $51,466,116
The Portfolios shares held
   Class A.............................................            --          652,196               --             --
   Class B.............................................     3,138,668        5,620,099        2,067,020      6,600,014
                                                          -----------      -----------      -----------    -----------
   Total Shares........................................     3,138,668        6,272,295        2,067,020      6,600,014
                                                          ===========      ===========      ===========    ===========

                                                        EQ/LARGE CAP
                                                        GROWTH INDEX*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $50,610,390
Receivable for shares of the Portfolios sold...........        1,983
                                                         -----------
   Total assets........................................   50,612,373
                                                         -----------

LIABILITIES:
Payable for policy-related transactions................        1,983
                                                         -----------
   Total liabilities...................................        1,983
                                                         -----------
NET ASSETS.............................................  $50,610,390
                                                         ===========

NET ASSETS:
Accumulation Unit Value................................  $50,576,009
Retained by AXA Equitable in Separate Account No. 45...       34,381
                                                         -----------
TOTAL NET ASSETS.......................................  $50,610,390
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $32,439,348
The Portfolios shares held
   Class A.............................................           --
   Class B.............................................    4,105,187
                                                         -----------
   Total Shares........................................    4,105,187
                                                         ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        EQ/LARGE CAP EQ/LARGE CAP EQ/LARGE CAP                   EQ/MID CAP
                                                        GROWTH PLUS* VALUE INDEX* VALUE PLUS*  EQ/MID CAP INDEX* VALUE PLUS*
                                                        ------------ ------------ ------------ ----------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $163,515,531  $8,780,763  $275,480,114    $34,489,707    $71,462,062
Receivable for shares of the Portfolios sold...........       38,901      15,287        70,584          1,368         32,306
                                                        ------------  ----------  ------------    -----------    -----------
   Total assets........................................  163,554,432   8,796,050   275,550,698     34,491,075     71,494,368
                                                        ------------  ----------  ------------    -----------    -----------

LIABILITIES:
Payable for policy-related transactions................       38,901      15,287        70,584          1,368         32,306
                                                        ------------  ----------  ------------    -----------    -----------
   Total liabilities...................................       38,901      15,287        70,584          1,368         32,306
                                                        ------------  ----------  ------------    -----------    -----------
NET ASSETS............................................. $163,515,531  $8,780,763  $275,480,114    $34,489,707    $71,462,062
                                                        ============  ==========  ============    ===========    ===========

NET ASSETS:
Accumulation Unit Value................................ $163,485,254  $8,776,721  $275,457,915    $34,476,812    $71,438,061
Retained by AXA Equitable in Separate Account No. 45...       30,277       4,042        22,199         12,895         24,001
                                                        ------------  ----------  ------------    -----------    -----------
TOTAL NET ASSETS....................................... $163,515,531  $8,780,763  $275,480,114    $34,489,707    $71,462,062
                                                        ============  ==========  ============    ===========    ===========

Investments in shares of the Portfolios, at cost....... $132,628,055  $6,985,277  $257,352,373    $24,553,804    $53,572,771
The Portfolios shares held
   Class A.............................................           --          --     1,277,947             --             --
   Class B.............................................    6,701,703   1,148,300    18,043,501      2,806,578      5,155,165
                                                        ------------  ----------  ------------    -----------    -----------
   Total Shares........................................    6,701,703   1,148,300    19,321,448      2,806,578      5,155,165
                                                        ============  ==========  ============    ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                       EQ/MORGAN    EQ/MUTUAL               EQ/SMALL
                                                         EQ/MONEY   STANLEY MID CAP LARGE CAP  EQ/QUALITY   COMPANY
                                                         MARKET*        GROWTH*      EQUITY*   BOND PLUS*    INDEX*
                                                        ----------- --------------- ---------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $48,594,263   $20,466,662   $3,304,122 $51,056,366 $21,757,728
Receivable for shares of the Portfolios sold...........      11,817         9,431          125       2,949         833
                                                        -----------   -----------   ---------- ----------- -----------
   Total assets........................................  48,606,080    20,476,093    3,304,247  51,059,315  21,758,561
                                                        -----------   -----------   ---------- ----------- -----------

LIABILITIES:
Payable for policy-related transactions................      11,817         9,431          125       2,949         833
                                                        -----------   -----------   ---------- ----------- -----------
   Total liabilities...................................      11,817         9,431          125       2,949         833
                                                        -----------   -----------   ---------- ----------- -----------
NET ASSETS............................................. $48,594,263   $20,466,662   $3,304,122 $51,056,366 $21,757,728
                                                        ===========   ===========   ========== =========== ===========

NET ASSETS:
Accumulation Unit Value................................ $48,577,961   $20,461,585   $3,303,713 $51,033,564 $21,749,647
Retained by AXA Equitable in Separate Account No. 45...      16,302         5,077          409      22,802       8,081
                                                        -----------   -----------   ---------- ----------- -----------
TOTAL NET ASSETS....................................... $48,594,263   $20,466,662   $3,304,122 $51,056,366 $21,757,728
                                                        ===========   ===========   ========== =========== ===========

Investments in shares of the Portfolios, at cost....... $48,594,579   $16,635,299   $2,315,317 $51,569,271 $16,408,294
The Portfolios shares held
   Class A.............................................   3,758,450            --           --          --          --
   Class B.............................................  44,833,794     1,011,894      274,270   6,113,260   1,772,287
                                                        -----------   -----------   ---------- ----------- -----------
   Total Shares........................................  48,592,244     1,011,894      274,270   6,113,260   1,772,287
                                                        ===========   ===========   ========== =========== ===========

                                                         EQ/TEMPLETON  MULTIMANAGER
                                                        GLOBAL EQUITY* TECHNOLOGY*
                                                        -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $4,627,727   $23,265,624
Receivable for shares of the Portfolios sold...........          177        29,240
                                                          ----------   -----------
   Total assets........................................    4,627,904    23,294,864
                                                          ----------   -----------

LIABILITIES:
Payable for policy-related transactions................          177        29,240
                                                          ----------   -----------
   Total liabilities...................................          177        29,240
                                                          ----------   -----------
NET ASSETS.............................................   $4,627,727   $23,265,624
                                                          ==========   ===========

NET ASSETS:
Accumulation Unit Value................................   $4,627,707   $23,251,067
Retained by AXA Equitable in Separate Account No. 45...           20        14,557
                                                          ----------   -----------
TOTAL NET ASSETS.......................................   $4,627,727   $23,265,624
                                                          ==========   ===========

Investments in shares of the Portfolios, at cost.......   $3,738,077   $14,792,617
The Portfolios shares held
   Class A.............................................           --            --
   Class B.............................................      401,512     1,240,818
                                                          ----------   -----------
   Total Shares........................................      401,512     1,240,818
                                                          ==========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                             UNITS
                                                      CONTRACT                            OUTSTANDING
                                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                      -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION............................  1.15%          B          $15.15        398
AXA AGGRESSIVE ALLOCATION............................  1.35%          B          $14.85        531
AXA AGGRESSIVE ALLOCATION............................  1.55%          B          $14.55        464
AXA AGGRESSIVE ALLOCATION............................  1.60%          B          $14.48         78

AXA CONSERVATIVE ALLOCATION..........................  1.15%          B          $12.49      1,108
AXA CONSERVATIVE ALLOCATION..........................  1.35%          B          $12.24      1,181
AXA CONSERVATIVE ALLOCATION..........................  1.55%          B          $12.00      1,354
AXA CONSERVATIVE ALLOCATION..........................  1.60%          B          $11.94        576
AXA CONSERVATIVE ALLOCATION..........................  1.70%          B          $12.37         14

AXA CONSERVATIVE-PLUS ALLOCATION.....................  1.15%          B          $13.14        760
AXA CONSERVATIVE-PLUS ALLOCATION.....................  1.35%          B          $12.88        972
AXA CONSERVATIVE-PLUS ALLOCATION.....................  1.55%          B          $12.62        984
AXA CONSERVATIVE-PLUS ALLOCATION.....................  1.60%          B          $12.56        740
AXA CONSERVATIVE-PLUS ALLOCATION.....................  1.70%          B          $13.22          6

AXA MODERATE ALLOCATION..............................  1.15%          A          $63.38        380
AXA MODERATE ALLOCATION..............................  0.50%          B          $71.33          1
AXA MODERATE ALLOCATION..............................  1.15%          B          $59.39        527
AXA MODERATE ALLOCATION..............................  1.35%          B          $56.12      1,315
AXA MODERATE ALLOCATION..............................  1.55%          B          $53.03      1,099
AXA MODERATE ALLOCATION..............................  1.60%          B          $52.28        546
AXA MODERATE ALLOCATION..............................  1.70%          B          $50.82         18

AXA MODERATE-PLUS ALLOCATION.........................  1.15%          B          $14.70      1,462
AXA MODERATE-PLUS ALLOCATION.........................  1.35%          B          $14.41      2,176
AXA MODERATE-PLUS ALLOCATION.........................  1.55%          B          $14.12      2,478
AXA MODERATE-PLUS ALLOCATION.........................  1.60%          B          $14.05        812
AXA MODERATE-PLUS ALLOCATION.........................  1.70%          B          $15.37          2

AXA TACTICAL MANAGER 400.............................  1.15%          B          $11.27        261
AXA TACTICAL MANAGER 400.............................  1.35%          B          $11.25        240
AXA TACTICAL MANAGER 400.............................  1.55%          B          $11.24        398
AXA TACTICAL MANAGER 400.............................  1.60%          B          $11.23        141
AXA TACTICAL MANAGER 400.............................  1.70%          B          $11.23          3

AXA TACTICAL MANAGER 2000............................  0.50%          B          $12.01          1
AXA TACTICAL MANAGER 2000............................  1.15%          B          $11.96        270
AXA TACTICAL MANAGER 2000............................  1.35%          B          $11.95        505
AXA TACTICAL MANAGER 2000............................  1.55%          B          $11.93        456
AXA TACTICAL MANAGER 2000............................  1.60%          B          $11.93        154
AXA TACTICAL MANAGER 2000............................  1.70%          B          $11.92          3

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND..  1.15%          B          $ 9.87        492
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND..  1.35%          B          $ 9.86        706
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND..  1.55%          B          $ 9.84        707
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND..  1.60%          B          $ 9.84        300
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND..  1.70%          B          $ 9.84         18

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH................  1.15%          A          $32.80         76
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH................  0.50%          B          $35.31          1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH................  1.15%          B          $31.66        405
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH................  1.35%          B          $30.61        487

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                       -------- --------------- ---------- -----------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.55%          B         $ 29.59        846
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.60%          B         $ 29.34        233
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.70%          B         $ 28.85          4

EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.15%          B         $ 13.98         37
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.35%          B         $ 13.77         43
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.55%          B         $ 13.57         23
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.60%          B         $ 13.52         12

EQ/CALVERT SOCIALLY RESPONSIBLE.......  1.15%          B         $ 12.04          9
EQ/CALVERT SOCIALLY RESPONSIBLE.......  1.35%          B         $ 11.69         22
EQ/CALVERT SOCIALLY RESPONSIBLE.......  1.55%          B         $ 11.36         60
EQ/CALVERT SOCIALLY RESPONSIBLE.......  1.60%          B         $ 11.27         17

EQ/COMMON STOCK INDEX.................  1.15%          A         $362.75         82
EQ/COMMON STOCK INDEX.................  1.15%          B         $349.14        143
EQ/COMMON STOCK INDEX.................  1.35%          B         $323.33        248
EQ/COMMON STOCK INDEX.................  1.55%          B         $299.39        122
EQ/COMMON STOCK INDEX.................  1.60%          B         $293.69         59
EQ/COMMON STOCK INDEX.................  1.70%          B         $282.60          1

EQ/CORE BOND INDEX....................  0.50%          B         $ 16.22          1
EQ/CORE BOND INDEX....................  1.15%          B         $ 14.60      1,025
EQ/CORE BOND INDEX....................  1.35%          B         $ 14.14      1,604
EQ/CORE BOND INDEX....................  1.55%          B         $ 13.68      1,769
EQ/CORE BOND INDEX....................  1.60%          B         $ 13.57        838
EQ/CORE BOND INDEX....................  1.70%          B         $ 13.36          8

EQ/EQUITY 500 INDEX...................  1.15%          B         $ 41.33        318
EQ/EQUITY 500 INDEX...................  1.35%          B         $ 39.70        890
EQ/EQUITY 500 INDEX...................  1.55%          B         $ 38.14        504
EQ/EQUITY 500 INDEX...................  1.60%          B         $ 37.75        228
EQ/EQUITY 500 INDEX...................  1.70%          B         $ 37.00          3

EQ/FRANKLIN CORE BALANCED.............  1.15%          B         $ 12.41        355
EQ/FRANKLIN CORE BALANCED.............  1.35%          B         $ 12.23        533
EQ/FRANKLIN CORE BALANCED.............  1.55%          B         $ 12.05        569
EQ/FRANKLIN CORE BALANCED.............  1.60%          B         $ 12.00        227
EQ/FRANKLIN CORE BALANCED.............  1.70%          B         $ 11.91          4

EQ/FRANKLIN TEMPLETON ALLOCATION......  1.15%          B         $ 10.75        170
EQ/FRANKLIN TEMPLETON ALLOCATION......  1.35%          B         $ 10.61        269
EQ/FRANKLIN TEMPLETON ALLOCATION......  1.55%          B         $ 10.47        283
EQ/FRANKLIN TEMPLETON ALLOCATION......  1.60%          B         $ 10.43        128

EQ/GAMCO MERGERS AND ACQUISITIONS.....  0.50%          B         $ 15.36        149
EQ/GAMCO MERGERS AND ACQUISITIONS.....  1.15%          B         $ 14.51         86
EQ/GAMCO MERGERS AND ACQUISITIONS.....  1.35%          B         $ 14.26        152
EQ/GAMCO MERGERS AND ACQUISITIONS.....  1.55%          B         $ 14.01        148
EQ/GAMCO MERGERS AND ACQUISITIONS.....  1.60%          B         $ 13.95         50
EQ/GAMCO MERGERS AND ACQUISITIONS.....  1.70%          B         $ 13.83          3

EQ/GAMCO SMALL COMPANY VALUE..........  0.50%          B         $ 69.96         18
EQ/GAMCO SMALL COMPANY VALUE..........  1.15%          B         $ 59.22        210
EQ/GAMCO SMALL COMPANY VALUE..........  1.35%          B         $ 56.25        262
EQ/GAMCO SMALL COMPANY VALUE..........  1.55%          B         $ 53.42        252
EQ/GAMCO SMALL COMPANY VALUE..........  1.60%          B         $ 52.74        109
EQ/GAMCO SMALL COMPANY VALUE..........  1.70%          B         $ 51.39          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------

EQ/GLOBAL MULTI-SECTOR EQUITY...  0.50%          B          $24.67         --
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.15%          B          $22.16        523
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.35%          B          $21.43        955
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.55%          B          $20.73        810
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.60%          B          $20.56        310
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.70%          B          $20.22          2

EQ/INTERMEDIATE GOVERNMENT BOND.  1.15%          A          $22.07         62
EQ/INTERMEDIATE GOVERNMENT BOND.  0.50%          B          $24.69         --
EQ/INTERMEDIATE GOVERNMENT BOND.  1.15%          B          $21.27        176
EQ/INTERMEDIATE GOVERNMENT BOND.  1.35%          B          $20.31        364
EQ/INTERMEDIATE GOVERNMENT BOND.  1.55%          B          $19.40        701
EQ/INTERMEDIATE GOVERNMENT BOND.  1.60%          B          $19.17        370
EQ/INTERMEDIATE GOVERNMENT BOND.  1.70%          B          $18.74         11

EQ/INTERNATIONAL CORE PLUS......  0.50%          B          $15.97        145
EQ/INTERNATIONAL CORE PLUS......  1.15%          B          $14.51        531
EQ/INTERNATIONAL CORE PLUS......  1.35%          B          $14.08        679
EQ/INTERNATIONAL CORE PLUS......  1.55%          B          $13.67        698
EQ/INTERNATIONAL CORE PLUS......  1.60%          B          $13.57        240
EQ/INTERNATIONAL CORE PLUS......  1.70%          B          $13.37          1

EQ/INTERNATIONAL EQUITY INDEX...  1.15%          A          $16.50        387
EQ/INTERNATIONAL EQUITY INDEX...  0.50%          B          $17.96          1
EQ/INTERNATIONAL EQUITY INDEX...  1.15%          B          $15.88        513
EQ/INTERNATIONAL EQUITY INDEX...  1.35%          B          $15.29      1,320
EQ/INTERNATIONAL EQUITY INDEX...  1.55%          B          $14.72      1,217
EQ/INTERNATIONAL EQUITY INDEX...  1.60%          B          $14.58        537
EQ/INTERNATIONAL EQUITY INDEX...  1.70%          B          $14.31          6

EQ/INTERNATIONAL VALUE PLUS.....  1.15%          B          $21.96        278
EQ/INTERNATIONAL VALUE PLUS.....  1.35%          B          $21.23        463
EQ/INTERNATIONAL VALUE PLUS.....  1.55%          B          $20.53        416
EQ/INTERNATIONAL VALUE PLUS.....  1.60%          B          $20.35        121

EQ/LARGE CAP CORE PLUS..........  0.50%          B          $14.89          2
EQ/LARGE CAP CORE PLUS..........  1.15%          B          $13.49        932
EQ/LARGE CAP CORE PLUS..........  1.35%          B          $13.09      1,572
EQ/LARGE CAP CORE PLUS..........  1.55%          B          $12.70      1,372
EQ/LARGE CAP CORE PLUS..........  1.60%          B          $12.60        540
EQ/LARGE CAP CORE PLUS..........  1.70%          B          $12.41          4

EQ/LARGE CAP GROWTH INDEX.......  1.15%          B          $11.69        490
EQ/LARGE CAP GROWTH INDEX.......  1.35%          B          $11.35      1,755
EQ/LARGE CAP GROWTH INDEX.......  1.55%          B          $11.01      1,518
EQ/LARGE CAP GROWTH INDEX.......  1.60%          B          $10.93        732
EQ/LARGE CAP GROWTH INDEX.......  1.70%          B          $10.77         20

EQ/LARGE CAP GROWTH PLUS........  0.50%          B          $25.88        112
EQ/LARGE CAP GROWTH PLUS........  1.15%          B          $23.20      1,742
EQ/LARGE CAP GROWTH PLUS........  1.35%          B          $22.43      2,686
EQ/LARGE CAP GROWTH PLUS........  1.55%          B          $21.69      1,935
EQ/LARGE CAP GROWTH PLUS........  1.60%          B          $21.51        830
EQ/LARGE CAP GROWTH PLUS........  1.70%          B          $21.14          5

EQ/LARGE CAP VALUE INDEX........  1.15%          B          $ 8.82        185
EQ/LARGE CAP VALUE INDEX........  1.35%          B          $ 8.80        398

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/LARGE CAP VALUE INDEX.........  1.55%          B          $ 8.53        267
EQ/LARGE CAP VALUE INDEX.........  1.60%          B          $ 8.49        157
EQ/LARGE CAP VALUE INDEX.........  1.70%          B          $ 8.42          4

EQ/LARGE CAP VALUE PLUS..........  1.15%          A          $ 9.58      1,905
EQ/LARGE CAP VALUE PLUS..........  0.50%          B          $20.02        114
EQ/LARGE CAP VALUE PLUS..........  1.15%          B          $ 9.46      4,948
EQ/LARGE CAP VALUE PLUS..........  1.35%          B          $17.45      5,353
EQ/LARGE CAP VALUE PLUS..........  1.55%          B          $16.90      4,820
EQ/LARGE CAP VALUE PLUS..........  1.60%          B          $16.76      1,935
EQ/LARGE CAP VALUE PLUS..........  1.70%          B          $16.49         52

EQ/MID CAP INDEX.................  0.50%          B          $18.64          2
EQ/MID CAP INDEX.................  1.15%          B          $17.08        320
EQ/MID CAP INDEX.................  1.35%          B          $16.63        540
EQ/MID CAP INDEX.................  1.55%          B          $16.18        882
EQ/MID CAP INDEX.................  1.60%          B          $16.07        353
EQ/MID CAP INDEX.................  1.70%          B          $15.86          3

EQ/MID CAP VALUE PLUS............  0.50%          B          $26.05          2
EQ/MID CAP VALUE PLUS............  1.15%          B          $23.35        699
EQ/MID CAP VALUE PLUS............  1.35%          B          $22.57        816
EQ/MID CAP VALUE PLUS............  1.55%          B          $21.82      1,248
EQ/MID CAP VALUE PLUS............  1.60%          B          $21.64        426
EQ/MID CAP VALUE PLUS............  1.70%          B          $21.28          9

EQ/MONEY MARKET..................  1.15%          A          $31.50        119
EQ/MONEY MARKET..................  0.00%          B          $44.43         26
EQ/MONEY MARKET..................  0.50%          B          $37.76         --
EQ/MONEY MARKET..................  1.15%          B          $30.53        217
EQ/MONEY MARKET..................  1.35%          B          $28.59        347
EQ/MONEY MARKET..................  1.55%          B          $26.76        516
EQ/MONEY MARKET..................  1.60%          B          $26.33        466
EQ/MONEY MARKET..................  1.70%          B          $25.47         42

EQ/MORGAN STANLEY MID CAP GROWTH.  0.50%          B          $24.34         66
EQ/MORGAN STANLEY MID CAP GROWTH.  1.15%          B          $23.00        175
EQ/MORGAN STANLEY MID CAP GROWTH.  1.35%          B          $22.59        274
EQ/MORGAN STANLEY MID CAP GROWTH.  1.55%          B          $22.20        268
EQ/MORGAN STANLEY MID CAP GROWTH.  1.60%          B          $22.10        120
EQ/MORGAN STANLEY MID CAP GROWTH.  1.70%          B          $21.91          1

EQ/MUTUAL LARGE CAP EQUITY.......  1.15%          B          $12.29         55
EQ/MUTUAL LARGE CAP EQUITY.......  1.35%          B          $12.10        127
EQ/MUTUAL LARGE CAP EQUITY.......  1.55%          B          $11.93         60
EQ/MUTUAL LARGE CAP EQUITY.......  1.60%          B          $11.88         32

EQ/QUALITY BOND PLUS.............  0.50%          B          $19.81        151
EQ/QUALITY BOND PLUS.............  1.15%          B          $17.35        524
EQ/QUALITY BOND PLUS.............  1.35%          B          $16.65        856
EQ/QUALITY BOND PLUS.............  1.55%          B          $15.98      1,023
EQ/QUALITY BOND PLUS.............  1.60%          B          $15.81        521
EQ/QUALITY BOND PLUS.............  1.70%          B          $15.49          8

EQ/SMALL COMPANY INDEX...........  1.15%          B          $25.19        185
EQ/SMALL COMPANY INDEX...........  1.35%          B          $24.38        354
EQ/SMALL COMPANY INDEX...........  1.55%          B          $23.60        257

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2013

                                                                   UNITS
                            CONTRACT                            OUTSTANDING
                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                            -------- --------------- ---------- -----------
EQ/SMALL COMPANY INDEX.....  1.60%          B          $23.41       101
EQ/SMALL COMPANY INDEX.....  1.70%          B          $23.04         2

EQ/TEMPLETON GLOBAL EQUITY.  1.15%          B          $11.70        93
EQ/TEMPLETON GLOBAL EQUITY.  1.35%          B          $11.53       137
EQ/TEMPLETON GLOBAL EQUITY.  1.55%          B          $11.36       125
EQ/TEMPLETON GLOBAL EQUITY.  1.60%          B          $11.31        47

MULTIMANAGER TECHNOLOGY....  0.50%          B          $18.24         1
MULTIMANAGER TECHNOLOGY....  1.15%          B          $16.86       179
MULTIMANAGER TECHNOLOGY....  1.35%          B          $16.46       350
MULTIMANAGER TECHNOLOGY....  1.55%          B          $16.06       668
MULTIMANAGER TECHNOLOGY....  1.60%          B          $15.96       234

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a -.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   AXA AGGRESSIVE AXA CONSERVATIVE AXA CONSERVATIVE-PLUS
                                                                    ALLOCATION*     ALLOCATION*         ALLOCATION*
                                                                   -------------- ---------------- ---------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $  499,901      $  486,037         $  606,450
  Expenses:
   Asset-based charges............................................      278,371         750,915            634,031
                                                                     ----------      ----------         ----------

NET INVESTMENT INCOME (LOSS)......................................      221,530        (264,878)           (27,581)
                                                                     ----------      ----------         ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      747,351          57,936            816,162
   Realized gain distribution from the Portfolios.................      576,741       1,307,433          1,376,504
                                                                     ----------      ----------         ----------
  Net realized gain (loss)........................................    1,324,092       1,365,369          2,192,666
                                                                     ----------      ----------         ----------

  Change in unrealized appreciation (depreciation) of investments.    2,880,923         411,673          1,492,369
                                                                     ----------      ----------         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    4,205,015       1,777,042          3,685,035
                                                                     ----------      ----------         ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $4,426,545      $1,512,164         $3,657,454
                                                                     ==========      ==========         ==========

                                                                   AXA MODERATE
                                                                   ALLOCATION*
                                                                   ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $ 3,385,473
  Expenses:
   Asset-based charges............................................   2,705,459
                                                                   -----------

NET INVESTMENT INCOME (LOSS)......................................     680,014
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (6,089,046)
   Realized gain distribution from the Portfolios.................   6,028,215
                                                                   -----------
  Net realized gain (loss)........................................     (60,831)
                                                                   -----------

  Change in unrealized appreciation (depreciation) of investments.  23,220,624
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  23,159,793
                                                                   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $23,839,807
                                                                   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                   AXA MODERATE-PLUS  AXA TACTICAL     AXA TACTICAL
                                                                      ALLOCATION*    MANAGER 400*(1) MANAGER 2000*(1)
                                                                   ----------------- --------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................    $ 1,969,231       $ 17,624        $   16,442
  Expenses:
   Asset-based charges............................................      1,352,583         72,947           111,716
                                                                      -----------       --------        ----------

NET INVESTMENT INCOME (LOSS)......................................        616,648        (55,323)          (95,274)
                                                                      -----------       --------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (2,048,447)        22,800             6,604
   Realized gain distribution from the Portfolios.................      3,210,386        481,039         1,376,605
                                                                      -----------       --------        ----------
  Net realized gain (loss)........................................      1,161,939        503,839         1,383,209
                                                                      -----------       --------        ----------

  Change in unrealized appreciation (depreciation) of investments.     14,086,200        438,006           451,898
                                                                      -----------       --------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     15,248,139        941,845         1,835,107
                                                                      -----------       --------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $15,864,787       $886,522        $1,739,833
                                                                      ===========       ========        ==========

                                                                   EQ/ALLIANCEBERNSTEIN
                                                                      SHORT DURATION
                                                                   GOVERNMENT BOND*(1)
                                                                   --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................      $      --
  Expenses:
   Asset-based charges............................................        146,372
                                                                        ---------

NET INVESTMENT INCOME (LOSS)......................................       (146,372)
                                                                        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         (5,853)
   Realized gain distribution from the Portfolios.................             --
                                                                        ---------
  Net realized gain (loss)........................................         (5,853)
                                                                        ---------

  Change in unrealized appreciation (depreciation) of investments.        (73,311)
                                                                        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        (79,164)
                                                                        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $(225,536)
                                                                        =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                        EQ/AXA FRANKLIN  EQ/CALVERT
                                                                   EQ/ALLIANCEBERNSTEIN SMALL CAP VALUE   SOCIALLY
                                                                    SMALL CAP GROWTH*        CORE*      RESPONSIBLE*
                                                                   -------------------- --------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................     $    27,238         $  1,566       $  8,682
  Expenses:
   Asset-based charges............................................         804,700           18,509         16,059
                                                                       -----------         --------       --------

NET INVESTMENT INCOME (LOSS)......................................        (777,462)         (16,943)        (7,377)
                                                                       -----------         --------       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       2,555,895          126,017         48,603
   Realized gain distribution from the Portfolios.................       5,518,182               --             --
                                                                       -----------         --------       --------
  Net realized gain (loss)........................................       8,074,077          126,017         48,603
                                                                       -----------         --------       --------

  Change in unrealized appreciation (depreciation) of investments.      10,127,753          290,387        256,151
                                                                       -----------         --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      18,201,830          416,404        304,754
                                                                       -----------         --------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $17,424,368         $399,461       $297,377
                                                                       ===========         ========       ========

                                                                   EQ/COMMON STOCK
                                                                       INDEX*
                                                                   ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $ 2,547,469
  Expenses:
   Asset-based charges............................................     2,666,390
                                                                     -----------

NET INVESTMENT INCOME (LOSS)......................................      (118,921)
                                                                     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     3,668,437
   Realized gain distribution from the Portfolios.................            --
                                                                     -----------
  Net realized gain (loss)........................................     3,668,437
                                                                     -----------

  Change in unrealized appreciation (depreciation) of investments.    49,594,049
                                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    53,262,486
                                                                     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $53,143,565
                                                                     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                                               EQ/FRANKLIN
                                                                   EQ/CORE BOND EQ/EQUITY 500 EQ/FRANKLIN CORE  TEMPLETON
                                                                      INDEX*       INDEX*        BALANCED*     ALLOCATION*
                                                                   ------------ ------------- ---------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $   872,910   $ 1,023,079     $  464,122    $   97,169
  Expenses:
   Asset-based charges............................................     689,760       989,211        263,029       114,624
                                                                   -----------   -----------     ----------    ----------

NET INVESTMENT INCOME (LOSS)......................................     183,150        33,868        201,093       (17,455)
                                                                   -----------   -----------     ----------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     174,420     1,855,913        717,527       562,913
                                                                   -----------   -----------     ----------    ----------
  Net realized gain (loss)........................................     174,420     1,855,913        717,527       562,913
                                                                   -----------   -----------     ----------    ----------

  Change in unrealized appreciation (depreciation) of investments.  (1,532,884)   16,311,504      1,302,350     1,011,849
                                                                   -----------   -----------     ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (1,358,464)   18,167,417      2,019,877     1,574,762
                                                                   -----------   -----------     ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(1,175,314)  $18,201,285     $2,220,970    $1,557,307
                                                                   ===========   ===========     ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                     EQ/GAMCO
                                                                    MERGERS AND  EQ/GAMCO SMALL EQ/GLOBAL MULTI- EQ/INTERMEDIATE
                                                                   ACQUISITIONS* COMPANY VALUE*  SECTOR EQUITY*  GOVERNMENT BOND*
                                                                   ------------- -------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $ 34,416     $   113,488      $  430,917      $    74,884
  Expenses:
   Asset-based charges............................................     91,335         563,152         690,819          546,937
                                                                     --------     -----------      ----------      -----------

NET INVESTMENT INCOME (LOSS)......................................    (56,919)       (449,664)       (259,902)        (472,053)
                                                                     --------     -----------      ----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    209,263       3,973,486        (812,660)         438,872
   Realized gain distribution from the Portfolios.................    381,364       2,002,871              --               --
                                                                     --------     -----------      ----------      -----------
  Net realized gain (loss)........................................    590,627       5,976,357        (812,660)         438,872
                                                                     --------     -----------      ----------      -----------

  Change in unrealized appreciation (depreciation) of investments.    144,837       7,469,363       9,515,122       (1,121,279)
                                                                     --------     -----------      ----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    735,464      13,445,720       8,702,462         (682,407)
                                                                     --------     -----------      ----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $678,545     $12,996,056      $8,442,560      $(1,154,460)
                                                                     ========     ===========      ==========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                      CORE PLUS*     EQUITY INDEX*     VALUE PLUS*
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................    $  265,465      $ 1,265,806      $   288,755
  Expenses:
   Asset-based charges............................................       295,315          797,867          365,292
                                                                      ----------      -----------      -----------

NET INVESTMENT INCOME (LOSS)......................................       (29,850)         467,939          (76,537)
                                                                      ----------      -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       873,248         (950,918)      (1,745,603)
   Realized gain distribution from the Portfolios.................            --               --               --
                                                                      ----------      -----------      -----------
  Net realized gain (loss)........................................       873,248         (950,918)      (1,745,603)
                                                                      ----------      -----------      -----------

  Change in unrealized appreciation (depreciation) of investments.     3,921,325       10,838,508        6,069,897
                                                                      ----------      -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     4,794,573        9,887,590        4,324,294
                                                                      ----------      -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $4,764,723      $10,355,529      $ 4,247,757
                                                                      ==========      ===========      ===========

                                                                   EQ/LARGE CAP CORE
                                                                         PLUS*
                                                                   -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................    $  261,903
  Expenses:
   Asset-based charges............................................       446,276
                                                                      ----------

NET INVESTMENT INCOME (LOSS)......................................      (184,373)
                                                                      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       259,634
   Realized gain distribution from the Portfolios.................     2,199,897
                                                                      ----------
  Net realized gain (loss)........................................     2,459,531
                                                                      ----------

  Change in unrealized appreciation (depreciation) of investments.     6,652,168
                                                                      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     9,111,699
                                                                      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $8,927,326
                                                                      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   EQ/LARGE CAP  EQ/LARGE CAP EQ/LARGE CAP EQ/LARGE CAP
                                                                   GROWTH INDEX* GROWTH PLUS* VALUE INDEX* VALUE PLUS*
                                                                   ------------- ------------ ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................  $   437,475  $   246,794   $  122,471  $ 2,698,976
  Expenses:
   Asset-based charges............................................      660,360    1,399,357      105,193    2,806,564
                                                                    -----------  -----------   ----------  -----------

NET INVESTMENT INCOME (LOSS)......................................     (222,885)  (1,152,563)      17,278     (107,588)
                                                                    -----------  -----------   ----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    2,143,594    3,252,658      870,864   (5,357,547)
   Realized gain distribution from the Portfolios.................    2,219,376           --           --           --
                                                                    -----------  -----------   ----------  -----------
  Net realized gain (loss)........................................    4,362,970    3,252,658      870,864   (5,357,547)
                                                                    -----------  -----------   ----------  -----------

  Change in unrealized appreciation (depreciation) of investments.    8,130,428   27,854,805      958,044   54,339,068
                                                                    -----------  -----------   ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   12,493,398   31,107,463    1,828,908   48,981,521
                                                                    -----------  -----------   ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $12,270,513  $29,954,900   $1,846,186  $48,873,933
                                                                    ===========  ===========   ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013



                                                                                     EQ/MID CAP VALUE
                                                                   EQ/MID CAP INDEX*      PLUS*       EQ/MONEY MARKET*
                                                                   ----------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................    $  245,350       $   335,591       $      --
  Expenses:
   Asset-based charges............................................       466,760           885,425         720,383
                                                                      ----------       -----------       ---------

NET INVESTMENT INCOME (LOSS)......................................      (221,410)         (549,834)       (720,383)
                                                                      ----------       -----------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       860,966           420,019            (753)
   Realized gain distribution from the Portfolios.................            --                --             323
                                                                      ----------       -----------       ---------
  Net realized gain (loss)........................................       860,966           420,019            (430)
                                                                      ----------       -----------       ---------

  Change in unrealized appreciation (depreciation) of investments.     7,798,481        16,420,405             817
                                                                      ----------       -----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     8,659,447        16,840,424             387
                                                                      ----------       -----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $8,438,037       $16,290,590       $(719,996)
                                                                      ==========       ===========       =========

                                                                      EQ/MORGAN
                                                                   STANLEY MID CAP
                                                                       GROWTH*
                                                                   ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $       --
  Expenses:
   Asset-based charges............................................      247,560
                                                                     ----------

NET INVESTMENT INCOME (LOSS)......................................     (247,560)
                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      796,472
   Realized gain distribution from the Portfolios.................    1,141,341
                                                                     ----------
  Net realized gain (loss)........................................    1,937,813
                                                                     ----------

  Change in unrealized appreciation (depreciation) of investments.    4,095,718
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    6,033,531
                                                                     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $5,785,971
                                                                     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   EQ/MUTUAL LARGE EQ/QUALITY BOND EQ/SMALL COMPANY
                                                                     CAP EQUITY*        PLUS*           INDEX*
                                                                   --------------- --------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................    $ 21,992        $ 189,226       $  187,245
  Expenses:
   Asset-based charges............................................      42,825          436,584          278,231
                                                                      --------        ---------       ----------

NET INVESTMENT INCOME (LOSS)......................................     (20,833)        (247,358)         (90,986)
                                                                      --------        ---------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      30,148         (693,014)         802,767
   Realized gain distribution from the Portfolios.................          --               --        1,524,699
                                                                      --------        ---------       ----------
  Net realized gain (loss)........................................      30,148         (693,014)       2,327,466
                                                                      --------        ---------       ----------

  Change in unrealized appreciation (depreciation) of investments.     737,932           17,200        3,750,595
                                                                      --------        ---------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     768,080         (675,814)       6,078,061
                                                                      --------        ---------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $747,247        $(923,172)      $5,987,075
                                                                      ========        =========       ==========

                                                                    EQ/TEMPLETON
                                                                   GLOBAL EQUITY*
                                                                   --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................    $ 34,112
  Expenses:
   Asset-based charges............................................      48,635
                                                                      --------

NET INVESTMENT INCOME (LOSS)......................................     (14,523)
                                                                      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     289,483
   Realized gain distribution from the Portfolios.................          --
                                                                      --------
  Net realized gain (loss)........................................     289,483
                                                                      --------

  Change in unrealized appreciation (depreciation) of investments.     511,889
                                                                      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     801,372
                                                                      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $786,849
                                                                      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   MULTIMANAGER
                                                                   TECHNOLOGY*
                                                                   ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................  $       --
  Expenses:
   Asset-based charges............................................     308,867
                                                                    ----------

NET INVESTMENT INCOME (LOSS)......................................    (308,867)
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   1,693,828
                                                                    ----------
  Net realized gain (loss)........................................   1,693,828
                                                                    ----------

  Change in unrealized appreciation (depreciation) of investments.   4,757,232
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   6,451,060
                                                                    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $6,142,193
                                                                    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 AXA AGGRESSIVE           AXA CONSERVATIVE
                                                                                   ALLOCATION*               ALLOCATION*
                                                                            ------------------------  ------------------------
                                                                                2013         2012         2013         2012
                                                                            -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................. $   221,530  $  (120,837) $  (264,878) $  (303,816)
  Net realized gain (loss) on investments..................................   1,324,092      (59,672)   1,365,369      763,162
  Change in unrealized appreciation (depreciation) of investments..........   2,880,923    2,541,835      411,673    1,189,880
                                                                            -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets from operations....................   4,426,545    2,361,326    1,512,164    1,649,226
                                                                            -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................       2,569       57,669      332,463      737,564
   Transfers between Variable Investment Options including guaranteed
    interest account, net..................................................   1,155,115   (2,779,010)   1,228,930    8,101,752
   Redemptions for contract benefits and terminations......................  (1,975,750)  (1,099,527)  (6,442,071)  (6,816,793)
   Contract maintenance charges............................................    (104,145)    (105,649)    (210,708)    (234,666)
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions...    (922,211)  (3,926,517)  (5,091,386)   1,787,857
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 45..........................................................          --           --           --           --
                                                                            -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................   3,504,334   (1,565,191)  (3,579,222)   3,437,083
NET ASSETS -- BEGINNING OF PERIOD..........................................  18,311,081   19,876,272   55,165,536   51,728,453
                                                                            -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $21,815,415  $18,311,081  $51,586,314  $55,165,536
                                                                            ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          --           --           --           --
  Redeemed.................................................................          --           --           --           --
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................          --           --           --           --
                                                                            ===========  ===========  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................         334          129          783        1,187
  Redeemed.................................................................        (404)        (472)      (1,207)      (1,028)
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................         (70)        (343)        (424)         159
                                                                            ===========  ===========  ===========  ===========

                                                                              AXA CONSERVATIVE-PLUS          AXA MODERATE
                                                                                   ALLOCATION*                ALLOCATION*
                                                                            ------------------------  --------------------------
                                                                                2013         2012         2013          2012
                                                                            -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................. $   (27,581) $  (231,748) $    680,014  $ (1,077,795)
  Net realized gain (loss) on investments..................................   2,192,666    1,179,704       (60,831)   (3,275,695)
  Change in unrealized appreciation (depreciation) of investments..........   1,492,369    1,302,405    23,220,624    20,084,677
                                                                            -----------  -----------  ------------  ------------
  Net increase (decrease) in net assets from operations....................   3,657,454    2,250,361    23,839,807    15,731,187
                                                                            -----------  -----------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   2,018,415      348,918     1,123,976     1,547,507
   Transfers between Variable Investment Options including guaranteed
    interest account, net..................................................   1,119,911    5,071,856     2,683,809    (2,733,685)
   Redemptions for contract benefits and terminations......................  (4,236,767)  (3,766,882)  (21,315,945)  (19,322,142)
   Contract maintenance charges............................................    (143,851)    (133,396)     (865,915)     (945,702)
                                                                            -----------  -----------  ------------  ------------

  Net increase (decrease) in net assets from contractowners transactions...  (1,242,292)   1,520,496   (18,374,075)  (21,454,022)
                                                                            -----------  -----------  ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 45..........................................................          --           --    (2,159,000)           --
                                                                            -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................   2,415,162    3,770,857     3,306,732    (5,722,835)
NET ASSETS -- BEGINNING OF PERIOD..........................................  41,890,095   38,119,238   214,008,493   219,731,328
                                                                            -----------  -----------  ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $44,305,257  $41,890,095  $217,315,225  $214,008,493
                                                                            ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          --           --            20             4
  Redeemed.................................................................          --           --           (60)          (60)
                                                                            -----------  -----------  ------------  ------------
  Net Increase (Decrease)..................................................          --           --           (40)          (56)
                                                                            ===========  ===========  ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................         727          633           197           178
  Redeemed.................................................................        (821)        (505)         (501)         (563)
                                                                            -----------  -----------  ------------  ------------
  Net Increase (Decrease)..................................................         (94)         128          (304)         (385)
                                                                            ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                AXA MODERATE-PLUS        AXA TACTICAL
                                                                                   ALLOCATION*         MANAGER 400*(A,P)
                                                                            -------------------------  -----------------
                                                                                2013         2012            2013
                                                                            -----------  ------------  -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................. $   616,648  $   (642,584)    $   (55,323)
  Net realized gain (loss) on investments..................................   1,161,939    (4,794,504)        503,839
  Change in unrealized appreciation (depreciation) of investments..........  14,086,200    14,529,349         438,006
                                                                            -----------  ------------     -----------

  Net increase (decrease) in net assets from operations....................  15,864,787     9,092,261         886,522
                                                                            -----------  ------------     -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     402,715       248,897              59
   Transfers between Variable Investment Options including guaranteed
    interest account, net..................................................  (1,874,288)   (4,982,398)     11,304,177
   Redemptions for contract benefits and terminations......................  (6,604,943)   (7,787,221)       (418,889)
   Contract maintenance charges............................................    (431,677)     (459,325)        (14,685)
                                                                            -----------  ------------     -----------

  Net increase (decrease) in net assets from contractowners transactions...  (8,508,193)  (12,980,047)     10,870,662
                                                                            -----------  ------------     -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 45..........................................................          --            --              --
                                                                            -----------  ------------     -----------

INCREASE (DECREASE) IN NET ASSETS..........................................   7,356,594    (3,887,786)     11,757,184
NET ASSETS -- BEGINNING OF PERIOD..........................................  91,935,907    95,823,693              --
                                                                            -----------  ------------     -----------

NET ASSETS -- END OF PERIOD................................................ $99,292,501  $ 91,935,907     $11,757,184
                                                                            ===========  ============     ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................         424           240           1,145
  Redeemed.................................................................      (1,072)       (1,349)           (102)
                                                                            -----------  ------------     -----------
  Net Increase (Decrease)..................................................        (648)       (1,109)          1,043
                                                                            ===========  ============     ===========

                                                                                                 EQ/ALLIANCEBERNSTEIN
                                                                                AXA TACTICAL        SHORT DURATION
                                                                            MANAGER 2000*(A,K,L) GOVERNMENT BOND*(A,Q)
                                                                            -------------------- ---------------------
                                                                                    2013                 2013
                                                                            -------------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).............................................     $   (95,274)          $  (146,372)
  Net realized gain (loss) on investments..................................       1,383,209                (5,853)
  Change in unrealized appreciation (depreciation) of investments..........         451,898               (73,311)
                                                                                -----------           -----------

  Net increase (decrease) in net assets from operations....................       1,739,833              (225,536)
                                                                                -----------           -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................           9,941                 1,880
   Transfers between Variable Investment Options including guaranteed
    interest account, net..................................................      15,550,563            23,189,436
   Redemptions for contract benefits and terminations......................        (555,632)           (1,023,573)
   Contract maintenance charges............................................         (28,424)              (44,548)
                                                                                -----------           -----------

  Net increase (decrease) in net assets from contractowners transactions...      14,976,448            22,123,195
                                                                                -----------           -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 45..........................................................         (95,000)                   --
                                                                                -----------           -----------

INCREASE (DECREASE) IN NET ASSETS..........................................      16,621,281            21,897,659
NET ASSETS -- BEGINNING OF PERIOD..........................................              --                    --
                                                                                -----------           -----------

NET ASSETS -- END OF PERIOD................................................     $16,621,281           $21,897,659
                                                                                ===========           ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................           1,812                 2,452
  Redeemed.................................................................            (423)                 (229)
                                                                                -----------           -----------
  Net Increase (Decrease)..................................................           1,389                 2,223
                                                                                ===========           ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                              EQ/ALLIANCEBERNSTEIN        EQ/AXA FRANKLIN
                                                                                SMALL CAP GROWTH*      SMALL CAP VALUE CORE*
                                                                            ------------------------  ----------------------
                                                                                2013         2012        2013        2012
                                                                            -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................. $  (777,462) $  (628,439) $  (16,943) $   (9,748)
  Net realized gain (loss) on investments..................................   8,074,077    4,688,810     126,017      61,766
  Change in unrealized appreciation (depreciation) of investments..........  10,127,753    2,613,836     290,387     111,167
                                                                            -----------  -----------  ----------  ----------

  Net increase (decrease) in net assets from operations....................  17,424,368    6,674,207     399,461     163,185
                                                                            -----------  -----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     101,258      242,629      (4,182)     15,275
   Transfers between Variable Investment Options including guaranteed
    interest account, net..................................................    (818,303)  (2,082,356)     38,471    (169,590)
   Redemptions for contract benefits and terminations......................  (4,818,280)  (3,753,579)    (91,029)   (134,709)
   Contract maintenance charges............................................    (225,446)    (230,174)     (5,120)     (5,980)
                                                                            -----------  -----------  ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions...  (5,760,771)  (5,823,480)    (61,860)   (295,004)
                                                                            -----------  -----------  ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 45..........................................................     (50,000)          --          --          --
                                                                            -----------  -----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  11,613,597      850,727     337,601    (131,819)
NET ASSETS -- BEGINNING OF PERIOD..........................................  50,650,363   49,799,636   1,234,558   1,366,377
                                                                            -----------  -----------  ----------  ----------

NET ASSETS -- END OF PERIOD................................................ $62,263,960  $50,650,363  $1,572,159  $1,234,558
                                                                            ===========  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          24           40          --          --
  Redeemed.................................................................         (28)         (43)         --          --
                                                                            -----------  -----------  ----------  ----------
  Net Increase (Decrease)..................................................          (4)          (3)         --          --
                                                                            ===========  ===========  ==========  ==========
UNIT ACTIVITY CLASS B
  Issued...................................................................         106           66          39          44
  Redeemed.................................................................        (325)        (337)        (44)        (78)
                                                                            -----------  -----------  ----------  ----------
  Net Increase (Decrease)..................................................        (219)        (271)         (5)        (34)
                                                                            ===========  ===========  ==========  ==========

                                                                             EQ/CALVERT SOCIALLY
                                                                                RESPONSIBLE*
                                                                            --------------------
                                                                               2013       2012
                                                                            ----------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................. $   (7,377) $ (2,878)
  Net realized gain (loss) on investments..................................     48,603    22,223
  Change in unrealized appreciation (depreciation) of investments..........    256,151    72,764
                                                                            ----------  --------

  Net increase (decrease) in net assets from operations....................    297,377    92,109
                                                                            ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................         --        --
   Transfers between Variable Investment Options including guaranteed
    interest account, net..................................................    138,082   184,620
   Redemptions for contract benefits and terminations......................    (48,363)  (15,489)
   Contract maintenance charges............................................     (3,138)   (2,186)
                                                                            ----------  --------

  Net increase (decrease) in net assets from contractowners transactions...     86,581   166,945
                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 45..........................................................         --        --
                                                                            ----------  --------

INCREASE (DECREASE) IN NET ASSETS..........................................    383,958   259,054
NET ASSETS -- BEGINNING OF PERIOD..........................................    873,029   613,975
                                                                            ----------  --------

NET ASSETS -- END OF PERIOD................................................ $1,256,987  $873,029
                                                                            ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................         --        --
  Redeemed.................................................................         --        --
                                                                            ----------  --------
  Net Increase (Decrease)..................................................         --        --
                                                                            ==========  ========
UNIT ACTIVITY CLASS B
  Issued...................................................................         25        34
  Redeemed.................................................................        (16)      (15)
                                                                            ----------  --------
  Net Increase (Decrease)..................................................          9        19
                                                                            ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                  EQ/COMMON STOCK             EQ/CORE BOND
                                                                                      INDEX*                   INDEX*(U,V)
                                                                            --------------------------  ------------------------
                                                                                2013          2012          2013         2012
                                                                            ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................. $   (118,921) $    358,259  $   183,150  $    (6,403)
  Net realized gain (loss) on investments..................................    3,668,437    (1,719,427)     174,420     (383,314)
  Change in unrealized appreciation (depreciation) of investments..........   49,594,049    25,717,066   (1,532,884)     854,337
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in net assets from operations....................   53,143,565    24,355,898   (1,175,314)     464,620
                                                                            ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................      765,542     1,608,496      234,134      344,280
   Transfers between Variable Investment Options including guaranteed
    interest account, net..................................................   (4,191,104)   (7,801,623)  51,801,240      783,382
   Redemptions for contract benefits and terminations......................  (16,500,862)  (14,985,929)  (4,591,858)  (2,811,232)
   Contract maintenance charges............................................     (922,069)     (992,873)    (183,728)    (107,544)
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions...  (20,848,493)  (22,171,929)  47,259,788   (1,791,114)
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 45..........................................................     (200,000)      160,100           --           --
                                                                            ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................   32,095,072     2,344,069   46,084,474   (1,326,494)
NET ASSETS -- BEGINNING OF PERIOD..........................................  182,045,574   179,701,505   27,299,773   28,626,267
                                                                            ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $214,140,646  $182,045,574  $73,384,247  $27,299,773
                                                                            ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................            1             3           --           --
  Redeemed.................................................................         ( 12)          (15)          --           --
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................          (11)          (12)          --           --
                                                                            ============  ============  ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................           12             7        4,005          261
  Redeemed.................................................................          (72)          (87)        (656)        (388)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................          (60)          (80)       3,349         (127)
                                                                            ============  ============  ===========  ===========

                                                                              EQ/EQUITY 500 INDEX*    EQ/FRANKLIN CORE BALANCED*
                                                                            ------------------------  ------------------------
                                                                                2013         2012         2013          2012
                                                                            -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................. $    33,868  $   155,728  $   201,093   $   271,702
  Net realized gain (loss) on investments..................................   1,855,913      218,340      717,527       355,956
  Change in unrealized appreciation (depreciation) of investments..........  16,311,504    7,703,262    1,302,350       773,392
                                                                            -----------  -----------  -----------   -----------

  Net increase (decrease) in net assets from operations....................  18,201,285    8,077,330    2,220,970     1,401,050
                                                                            -----------  -----------  -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     237,812      466,289       74,916       154,078
   Transfers between Variable Investment Options including guaranteed
    interest account, net..................................................     792,252   (1,293,642)   4,467,284     1,581,709
   Redemptions for contract benefits and terminations......................  (5,438,753)  (4,958,889)  (2,269,312)   (1,521,313)
   Contract maintenance charges............................................    (281,147)    (289,175)     (67,446)      (65,421)
                                                                            -----------  -----------  -----------   -----------

  Net increase (decrease) in net assets from contractowners transactions...  (4,689,836)  (6,075,417)   2,205,442       149,053
                                                                            -----------  -----------  -----------   -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 45..........................................................     (40,000)          --           --            --
                                                                            -----------  -----------  -----------   -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  13,471,449    2,001,913    4,426,412     1,550,103
NET ASSETS -- BEGINNING OF PERIOD..........................................  62,974,964   60,973,051   16,126,767    14,576,664
                                                                            -----------  -----------  -----------   -----------

NET ASSETS -- END OF PERIOD................................................ $76,446,413  $62,974,964  $20,553,179   $16,126,767
                                                                            ===========  ===========  ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          --           --           --            --
  Redeemed.................................................................          --           --           --            --
                                                                            -----------  -----------  -----------   -----------
  Net Increase (Decrease)..................................................          --           --           --            --
                                                                            ===========  ===========  ===========   ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................         155          188          475           281
  Redeemed.................................................................        (288)        (396)        (285)         (267)
                                                                            -----------  -----------  -----------   -----------
  Net Increase (Decrease)..................................................        (133)        (208)         190            14
                                                                            ===========  ===========  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                             EQ/FRANKLIN TEMPLETON     EQ/GAMCO MERGERS
                                                                                  ALLOCATION*          AND ACQUISITIONS*
                                                                            ----------------------  ----------------------
                                                                               2013        2012        2013        2012
                                                                            ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................. $  (17,455) $   25,017  $  (56,919) $  (89,932)
  Net realized gain (loss) on investments..................................    562,913     162,620     590,627     322,964
  Change in unrealized appreciation (depreciation) of investments..........  1,011,849     572,726     144,837      10,787
                                                                            ----------  ----------  ----------  ----------

  Net increase (decrease) in net assets from operations....................  1,557,307     760,363     678,545     243,819
                                                                            ----------  ----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     40,598     202,285       4,824      39,395
   Transfers between Variable Investment Options including guaranteed
    interest account, net..................................................  1,487,320     243,488   2,044,980    (198,295)
   Redemptions for contract benefits and terminations......................   (805,724)   (370,170)   (508,005)   (585,958)
   Contract maintenance charges............................................    (24,318)    (20,477)    (26,063)    (27,156)
                                                                            ----------  ----------  ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions...    697,876      55,126   1,515,736    (772,014)
                                                                            ----------  ----------  ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 45..........................................................         --          --          --          --
                                                                            ----------  ----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  2,255,183     815,489   2,194,281    (528,195)
NET ASSETS -- BEGINNING OF PERIOD..........................................  6,731,564   5,916,075   6,322,019   6,850,214
                                                                            ----------  ----------  ----------  ----------

NET ASSETS -- END OF PERIOD................................................ $8,986,747  $6,731,564  $8,516,300  $6,322,019
                                                                            ==========  ==========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................        269         154         196          50
  Redeemed.................................................................       (194)       (149)        (92)       (111)
                                                                            ----------  ----------  ----------  ----------
  Net Increase (Decrease)..................................................         75           5         104         (61)
                                                                            ==========  ==========  ==========  ==========

                                                                                 EQ/GAMCO SMALL               EQ/GLOBAL
                                                                                 COMPANY VALUE*        MULTI-SECTOR EQUITY*(R)
                                                                            ------------------------  ------------------------
                                                                                2013         2012         2013         2012
                                                                            -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................. $  (449,664) $   (51,102) $  (259,902) $   (19,556)
  Net realized gain (loss) on investments..................................   5,976,357    2,795,378     (812,660)  (3,808,399)
  Change in unrealized appreciation (depreciation) of investments..........   7,469,363    2,301,872    9,515,122   10,201,979
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from operations....................  12,996,056    5,046,148    8,442,560    6,374,024
                                                                            -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     387,528      277,865       69,761      278,572
   Transfers between Variable Investment Options including guaranteed
    interest account, net..................................................   3,116,401      114,879    7,329,819   (3,057,802)
   Redemptions for contract benefits and terminations......................  (3,325,216)  (2,387,442)  (4,248,872)  (3,303,829)
   Contract maintenance charges............................................    (167,132)    (143,291)    (191,641)    (194,566)
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions...      11,581   (2,137,989)   2,959,067   (6,277,625)
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 45..........................................................    (103,000)          --      (25,000)          --
                                                                            -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  12,904,637    2,908,159   11,376,627       96,399
NET ASSETS -- BEGINNING OF PERIOD..........................................  34,878,292   31,970,133   43,938,166   43,841,767
                                                                            -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $47,782,929  $34,878,292  $55,314,793  $43,938,166
                                                                            ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................         155           84          609           74
  Redeemed.................................................................        (156)        (140)        (463)        (445)
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................          (1)         (56)         146         (371)
                                                                            ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 EQ/INTERMEDIATE          EQ/INTERNATIONAL
                                                                                GOVERNMENT BOND*           CORE PLUS*(B,C)
                                                                            ------------------------  ------------------------
                                                                                2013         2012         2013         2012
                                                                            -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................. $  (472,053) $  (550,109) $   (29,850) $    16,195
  Net realized gain (loss) on investments..................................     438,872      585,320      873,248     (644,656)
  Change in unrealized appreciation (depreciation) of investments..........  (1,121,279)    (254,482)   3,921,325    2,179,032
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from operations....................  (1,154,460)    (219,271)   4,764,723    1,550,571
                                                                            -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................      67,123      670,124        5,117       46,552
   Transfers between Variable Investment Options including guaranteed
    interest account, net..................................................  (2,366,255)  (1,999,838)  18,867,210     (828,516)
   Redemptions for contract benefits and terminations......................  (4,494,891)  (4,212,748)  (2,449,396)    (678,757)
   Contract maintenance charges............................................     (99,566)    (128,482)     (93,791)     (50,590)
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions...  (6,893,589)  (5,670,944)  16,329,140   (1,511,311)
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 45..........................................................          --           --      (47,000)          --
                                                                            -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (8,048,049)  (5,890,215)  21,046,863       39,260
NET ASSETS -- BEGINNING OF PERIOD..........................................  41,484,820   47,375,035   11,355,319   11,316,059
                                                                            -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $33,436,771  $41,484,820  $32,402,182  $11,355,319
                                                                            ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          12           20           --           --
  Redeemed.................................................................         (29)         (40)          --           --
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................         (17)         (20)          --           --
                                                                            ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................         115           99        1,769           58
  Redeemed.................................................................        (441)        (355)        (396)        (194)
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................        (326)        (256)       1,373         (136)
                                                                            ===========  ===========  ===========  ===========

                                                                                EQ/INTERNATIONAL          EQ/INTERNATIONAL
                                                                                  EQUITY INDEX*              VALUE PLUS*
                                                                            ------------------------  ------------------------
                                                                                2013         2012         2013         2012
                                                                            -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................. $   467,939  $   820,828  $   (76,537) $    89,458
  Net realized gain (loss) on investments..................................    (950,918)  (2,303,914)  (1,745,603)  (3,004,096)
  Change in unrealized appreciation (depreciation) of investments..........  10,838,508    8,736,489    6,069,897    6,672,839
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from operations....................  10,355,529    7,253,403    4,247,757    3,758,201
                                                                            -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     109,756      414,484       22,254       98,241
   Transfers between Variable Investment Options including guaranteed
    interest account, net..................................................     (97,355)  (3,088,824)    (879,180)  (1,463,895)
   Redemptions for contract benefits and terminations......................  (4,298,845)  (4,561,773)  (2,220,437)  (2,109,357)
   Contract maintenance charges............................................    (236,982)    (249,903)    (112,020)    (120,370)
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions...  (4,523,426)  (7,486,016)  (3,189,383)  (3,595,381)
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 45..........................................................     (25,000)          --           --           --
                                                                            -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................   5,807,103     (232,613)   1,058,374      162,820
NET ASSETS -- BEGINNING OF PERIOD..........................................  54,781,877   55,014,490   25,910,477   25,747,657
                                                                            -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $60,588,980  $54,781,877  $26,968,851  $25,910,477
                                                                            ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          21           10           --           --
  Redeemed.................................................................         (42)        (136)          --           --
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................         (21)        (126)          --           --
                                                                            ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................         163          101           63           45
  Redeemed.................................................................        (471)        (625)        (230)        (266)
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................        (308)        (524)        (167)        (221)
                                                                            ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                  EQ/LARGE CAP             EQ/LARGE CAP
                                                                             CORE PLUS*(D,E,F,G,H)         GROWTH INDEX*
                                                                            -----------------------  ------------------------
                                                                                2013        2012         2013         2012
                                                                            -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................. $  (184,373) $  (16,856) $  (222,885) $  (109,337)
  Net realized gain (loss) on investments..................................   2,459,531     126,215    4,362,970    1,145,521
  Change in unrealized appreciation (depreciation) of investments..........   6,652,168     453,207    8,130,428    4,166,337
                                                                            -----------  ----------  -----------  -----------

  Net increase (decrease) in net assets from operations....................   8,927,326     562,566   12,270,513    5,202,521
                                                                            -----------  ----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................      45,999      10,514      223,905      197,450
   Transfers between Variable Investment Options including guaranteed
    interest account, net..................................................  47,403,545     (43,088)     803,429      445,805
   Redemptions for contract benefits and terminations......................  (3,052,906)   (366,714)  (4,116,727)  (3,863,306)
   Contract maintenance charges............................................    (122,814)    (17,933)    (166,205)    (178,851)
                                                                            -----------  ----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions...  44,273,824    (417,221)  (3,255,598)  (3,398,902)
                                                                            -----------  ----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 45..........................................................    (200,000)         --           --           --
                                                                            -----------  ----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  53,001,150     145,345    9,014,915    1,803,619
NET ASSETS -- BEGINNING OF PERIOD..........................................   4,489,672   4,344,327   41,595,475   39,791,856
                                                                            -----------  ----------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $57,490,822  $4,489,672  $50,610,390  $41,595,475
                                                                            ===========  ==========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................       4,450          22          333          307
  Redeemed.................................................................        (480)        (64)        (666)        (708)
                                                                            -----------  ----------  -----------  -----------
  Net Increase (Decrease)..................................................       3,970         (42)        (333)        (401)
                                                                            ===========  ==========  ===========  ===========

                                                                                   EQ/LARGE CAP             EQ/LARGE CAP
                                                                             GROWTH PLUS*(I,J,M,N,O)        VALUE INDEX*
                                                                            -------------------------  ----------------------
                                                                                2013          2012        2013        2012
                                                                            ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................. $ (1,152,563) $  (405,029) $   17,278  $   29,885
  Net realized gain (loss) on investments..................................    3,252,658     (521,373)    870,864     241,538
  Change in unrealized appreciation (depreciation) of investments..........   27,854,805    6,441,331     958,044     469,500
                                                                            ------------  -----------  ----------  ----------

  Net increase (decrease) in net assets from operations....................   29,954,900    5,514,929   1,846,186     740,923
                                                                            ------------  -----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................      770,112      449,161      13,072       7,324
   Transfers between Variable Investment Options including guaranteed
    interest account, net..................................................   96,896,978   (2,255,937)  2,134,457    (288,699)
   Redemptions for contract benefits and terminations......................   (8,964,173)  (3,298,966)   (588,476)   (325,675)
   Contract maintenance charges............................................     (406,865)    (230,687)    (28,025)    (22,119)
                                                                            ------------  -----------  ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions...   88,296,052   (5,336,429)  1,531,028    (629,169)
                                                                            ------------  -----------  ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 45..........................................................   (1,082,000)          --          --          --
                                                                            ------------  -----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  117,168,952      178,500   3,377,214     111,754
NET ASSETS -- BEGINNING OF PERIOD..........................................   46,346,579   46,168,079   5,403,549   5,291,795
                                                                            ------------  -----------  ----------  ----------

NET ASSETS -- END OF PERIOD................................................ $163,515,531  $46,346,579  $8,780,763  $5,403,549
                                                                            ============  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................        5,384           42         514          71
  Redeemed.................................................................         (849)        (368)       (308)       (175)
                                                                            ------------  -----------  ----------  ----------
  Net Increase (Decrease)..................................................        4,535         (326)        206        (104)
                                                                            ============  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   EQ/LARGE CAP                EQ/MID CAP
                                                                              VALUE PLUS*(W,X,Y,Z,AA)            INDEX*
                                                                            --------------------------  ------------------------
                                                                                2013          2012          2013         2012
                                                                            ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................. $   (107,588) $    169,111  $  (221,410) $  (143,979)
  Net realized gain (loss) on investments..................................   (5,357,547)   (8,278,144)     860,966   (1,046,236)
  Change in unrealized appreciation (depreciation) of investments..........   54,339,068    27,136,941    7,798,481    5,189,879
                                                                            ------------  ------------  -----------  -----------
  Net increase (decrease) in net assets from operations....................   48,873,933    19,027,908    8,438,037    3,999,664
                                                                            ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    1,024,316     1,149,234       50,381      197,458
   Transfers between Variable Investment Options including guaranteed
    interest account, net..................................................  105,966,672    (8,200,904)   1,209,186     (592,825)
   Redemptions for contract benefits and terminations......................  (18,591,547)  (12,895,001)  (2,930,009)  (2,524,702)
   Contract maintenance charges............................................     (795,011)     (644,497)    (112,529)    (105,411)
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions...   87,604,430   (20,591,168)  (1,782,971)  (3,025,480)
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 45..........................................................     (195,000)           --       (4,000)          --
                                                                            ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  136,283,363    (1,563,260)   6,651,066      974,184
NET ASSETS -- BEGINNING OF PERIOD..........................................  139,196,751   140,760,011   27,838,641   26,864,457
                                                                            ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $275,480,114  $139,196,751  $34,489,707  $27,838,641
                                                                            ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          585             2           --           --
  Redeemed.................................................................         (300)         (321)          --           --
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................          285          (319)          --           --
                                                                            ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................        8,213            88          285          186
  Redeemed.................................................................       (2,139)       (1,754)        (402)        (439)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................        6,074        (1,666)        (117)        (253)
                                                                            ============  ============  ===========  ===========

                                                                                   EQ/MID CAP
                                                                                 VALUE PLUS*(S)            EQ/MONEY MARKET*
                                                                            ------------------------  --------------------------
                                                                                2013         2012         2013          2012
                                                                            -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................. $  (549,834) $  (129,738) $   (720,383) $   (813,424)
  Net realized gain (loss) on investments..................................     420,019   (2,639,687)         (430)       (4,101)
  Change in unrealized appreciation (depreciation) of investments..........  16,420,405   10,949,615           817         4,567
                                                                            -----------  -----------  ------------  ------------
  Net increase (decrease) in net assets from operations....................  16,290,590    8,180,190      (719,996)     (812,958)
                                                                            -----------  -----------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................      64,045      241,038     1,005,466     2,649,119
   Transfers between Variable Investment Options including guaranteed
    interest account, net..................................................   9,138,687   (3,229,038)   27,776,743    26,602,577
   Redemptions for contract benefits and terminations......................  (5,647,472)  (4,245,190)  (31,413,741)  (41,221,760)
   Contract maintenance charges............................................    (234,936)    (223,691)     (148,013)     (155,737)
                                                                            -----------  -----------  ------------  ------------

  Net increase (decrease) in net assets from contractowners transactions...   3,320,324   (7,456,881)   (2,779,545)  (12,125,801)
                                                                            -----------  -----------  ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 45..........................................................     (30,000)          --       (10,000)           --
                                                                            -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  19,580,914      723,309    (3,509,541)  (12,938,759)
NET ASSETS -- BEGINNING OF PERIOD..........................................  51,881,148   51,157,839    52,103,804    65,042,563
                                                                            -----------  -----------  ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $71,462,062  $51,881,148  $ 48,594,263  $ 52,103,804
                                                                            ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          --           --            58           105
  Redeemed.................................................................          --           --           (76)         (125)
                                                                            -----------  -----------  ------------  ------------
  Net Increase (Decrease)..................................................          --           --           (18)          (20)
                                                                            ===========  ===========  ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................         712           36         1,323         1,165
  Redeemed.................................................................        (559)        (504)       (1,401)       (1,564)
                                                                            -----------  -----------  ------------  ------------
  Net Increase (Decrease)..................................................         153         (468)          (78)         (399)
                                                                            ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                EQ/MORGAN STANLEY       EQ/MUTUAL LARGE CAP
                                                                                 MID CAP GROWTH*              EQUITY*
                                                                            ------------------------  ----------------------
                                                                                2013         2012        2013        2012
                                                                            -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................. $  (247,560) $  (181,464) $  (20,833) $   (2,401)
  Net realized gain (loss) on investments..................................   1,937,813      888,429      30,148    (118,957)
  Change in unrealized appreciation (depreciation) of investments..........   4,095,718      562,040     737,932     474,316
                                                                            -----------  -----------  ----------  ----------

  Net increase (decrease) in net assets from operations....................   5,785,971    1,269,005     747,247     352,958
                                                                            -----------  -----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................       7,810       79,438          --       6,812
   Transfers between Variable Investment Options including guaranteed
    interest account, net..................................................  (1,366,617)  (1,368,843)   (142,622)   (249,917)
   Redemptions for contract benefits and terminations......................  (1,538,050)  (1,303,248)   (126,194)   (280,512)
   Contract maintenance charges............................................     (72,332)     (79,803)    (11,159)    (12,973)
                                                                            -----------  -----------  ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions...  (2,969,189)  (2,672,456)   (279,975)   (536,590)
                                                                            -----------  -----------  ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 45..........................................................          --          746          --          --
                                                                            -----------  -----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................   2,816,782   (1,402,705)    467,272    (183,632)
NET ASSETS -- BEGINNING OF PERIOD..........................................  17,649,880   19,052,585   2,836,850   3,020,482
                                                                            -----------  -----------  ----------  ----------

NET ASSETS -- END OF PERIOD................................................ $20,466,662  $17,649,880  $3,304,122  $2,836,850
                                                                            ===========  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................         157          227          28           4
  Redeemed.................................................................        (319)        (397)        (53)        (64)
                                                                            -----------  -----------  ----------  ----------
  Net Increase (Decrease)..................................................        (162)        (170)        (25)        (60)
                                                                            ===========  ===========  ==========  ==========

                                                                                 EQ/QUALITY BOND          EQ/SMALL COMPANY
                                                                                    PLUS*(T)                   INDEX*
                                                                            ------------------------  ------------------------
                                                                                2013         2012         2013         2012
                                                                            -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................. $  (247,358) $  (123,339) $   (90,986) $    11,163
  Net realized gain (loss) on investments..................................    (693,014)    (225,472)   2,327,466      402,630
  Change in unrealized appreciation (depreciation) of investments..........      17,200      525,895    3,750,595    1,838,539
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from operations....................    (923,172)     177,084    5,987,075    2,252,332
                                                                            -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................      18,580       53,330       27,599       59,592
   Transfers between Variable Investment Options including guaranteed
    interest account, net..................................................  41,913,786     (344,132)     341,593     (479,136)
   Redemptions for contract benefits and terminations......................  (3,085,673)  (1,635,895)  (1,939,339)  (1,293,427)
   Contract maintenance charges............................................    (104,005)     (55,568)     (81,408)     (79,726)
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions...  38,742,688   (1,982,265)  (1,651,555)  (1,792,697)
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 45..........................................................     (25,000)          --      (21,500)          --
                                                                            -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  37,794,516   (1,805,181)   4,314,020      459,635
NET ASSETS -- BEGINNING OF PERIOD..........................................  13,261,850   15,067,031   17,443,708   16,984,073
                                                                            -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $51,056,366  $13,261,850  $21,757,728  $17,443,708
                                                                            ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................       2,802           80          105           79
  Redeemed.................................................................        (497)        (196)        (182)        (186)
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................       2,305         (116)         (77)        (107)
                                                                            ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 EQ/TEMPLETON             MULTIMANAGER
                                                                                GLOBAL EQUITY*             TECHNOLOGY*
                                                                            ----------------------  ------------------------
                                                                               2013        2012         2013         2012
                                                                            ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................. $  (14,523) $   (3,088) $  (308,867) $  (308,025)
  Net realized gain (loss) on investments..................................    289,483      64,123    1,693,828    1,316,040
  Change in unrealized appreciation (depreciation) of investments..........    511,889     364,049    4,757,232    1,348,345
                                                                            ----------  ----------  -----------  -----------

  Net increase (decrease) in net assets from operations....................    786,849     425,084    6,142,193    2,356,360
                                                                            ----------  ----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................       (397)     11,532       35,088      149,172
   Transfers between Variable Investment Options including guaranteed
    interest account, net..................................................  1,442,656     (39,570)    (777,307)    (924,748)
   Redemptions for contract benefits and terminations......................   (334,231)   (177,048)  (1,861,711)  (1,549,681)
   Contract maintenance charges............................................    (12,718)    (11,612)     (74,849)     (83,651)
                                                                            ----------  ----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions...  1,095,310    (216,698)  (2,678,779)  (2,408,908)
                                                                            ----------  ----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 45..........................................................         --          --      (69,500)          --
                                                                            ----------  ----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  1,882,159     208,386    3,393,914      (52,548)
NET ASSETS -- BEGINNING OF PERIOD..........................................  2,745,568   2,537,182   19,871,710   19,924,258
                                                                            ----------  ----------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $4,627,727  $2,745,568  $23,265,624  $19,871,710
                                                                            ==========  ==========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................        174          37           98          256
  Redeemed.................................................................        (70)        (63)        (298)        (452)
                                                                            ----------  ----------  -----------  -----------
  Net Increase (Decrease)..................................................        104         (26)        (200)        (196)
                                                                            ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2013.
(b)EQ/International Core PLUS replaced EQ/MFS International Growth due to a fund substitution on June 21, 2013.
(c)EQ/International Core PLUS replaced Multimanager International Equity due to a fund substitution on June 21, 2013.
(d)EQ/Large Cap Core PLUS replaced EQ/Capital Guardian Research due to a fund substitution on June 21, 2013.
(e)EQ/Large Cap Core PLUS replaced EQ/Davis New York Venture due to a fund substitution on June 21, 2013.
(f)EQ/Large Cap Core PLUS replaced EQ/Lord Abbett Large Cap Core due to a fund substitution on June 21, 2013.
(g)EQ/Large Cap Core PLUS replaced EQ/UBS Growth and Income due to a fund substitution on June 21, 2013.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

(h)EQ/Large Cap Core PLUS replaced Multimanager Large Cap Core Equity due to a fund substitution on June 21, 2013.
(i)EQ/Large Cap Growth PLUS replaced EQ/T. Rowe Price Growth Stock due to a fund substitution on June 21, 2013.
(j)EQ/Large Cap Growth PLUS replaced EQ/Wells Fargo Omega Growth due to a fund substitution on June 21, 2013.
(k)AXA Tactical Manager 2000 replaced Multimanager Small Cap Growth due to a fund substitution on July 12, 2013.
(l)AXA Tactical Manager 2000 replaced Multimanager Small Cap Value due to a fund substitution on July 12, 2013.
(m)EQ/Large Cap Growth PLUS replaced EQ/Equity Growth PLUS due to a fund substitution on July 12, 2013.
(n)EQ/Large Cap Growth PLUS replaced EQ/Montag & Caldwell Growth due to a fund substitution on July 12, 2013.
(o)EQ/Large Cap Growth PLUS replaced Multimanager Aggressive Equity due to a fund substitution on July 12, 2013.
(p)AXA Tactical Manager 400 replaced Multimanager Mid Cap Growth due to a fund substitution on July 19, 2013.
(q)EQ/AllianceBernstein Short Duration Government Bond replaced EQ/PIMCO Ultra Short Bond due to a fund substitution on July 19, 2013.
(r)EQ/Global Multi-Sector Equity replaced EQ/Oppenheimer Global due to a fund substitution on July 19, 2013.
(s)EQ/Mid Cap Value PLUS replaced Multimanager Mid Cap Value due to a fund substitution on July 19, 2013.
(t)EQ/Quality Bond PLUS replaced Multimanager Core Bond due to a fund substitution on July 19, 2013.
(u)EQ/Core Bond Index replaced EQ/Global Bond PLUS due to a fund substitution on July 26, 2013.
(v)EQ/Core Bond Index replaced Multimanager Multi-Sector Bond due to a fund substitution on July 26, 2013.
(w)EQ/Large Cap Value PLUS replaced EQ/BlackRock Basic Value Equity due to a fund substitution on July 26, 2013.
(x)EQ/Large Cap Value PLUS replaced EQ/Boston Advisors Equity Income due to a fund substitution on July 26, 2013.
(y)EQ/Large Cap Value PLUS replaced EQ/JPMorgan Value Opportunities due to a fund substitution on July 26, 2013.
(z)EQ/Large Cap Value PLUS replaced EQ/Invesco Comstock due to a fund substitution on July 26, 2013.
(aa)EQ/Large Cap Value PLUS replaced Multimanager Large Cap Value due to a fund substitution on July 26, 2013.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP"), (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 2000
 .   Multimanager Technology

     EQ ADVISORS TRUST*
 .   EQ/AllianceBernstein Short Duration Government Bond
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/AXA Franklin Small Cap Value Core
 .   EQ/Calvert Socially Responsible
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Equity 500 Index
 .   EQ/Franklin Core Balanced
 .   EQ/Franklin Templeton Allocation
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond
 .   EQ/International Core PLUS
 .   EQ/International Equity Index
 .   EQ/International Value PLUS
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Mutual Large Cap Equity
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/Templeton Global Equity


   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of the Trust, as further described in Note 5 of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

1. Organization (Concluded)


   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager (collectively, the "Contracts"). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity ("NQ") for after-tax contributions only, or when used as an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-shelter annuity ("TSA"). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Accounts. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments:

   Investments are made in shares of the Portfolios and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   Due To and Due from:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

2. Significant Accounting Policies (Concluded)


   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                      PURCHASES      SALES
                                                     ------------ -----------
AXA AGGRESSIVE ALLOCATION........................... $  5,479,770 $ 5,603,710
AXA CONSERVATIVE ALLOCATION.........................   11,177,420  15,226,251
AXA CONSERVATIVE-PLUS ALLOCATION....................   10,931,262  10,824,631
AXA MODERATE ALLOCATION.............................   23,096,580  36,921,426
AXA MODERATE-PLUS ALLOCATION........................   10,874,203  15,555,362
AXA TACTICAL MANAGER 400............................   12,448,423   1,152,045
AXA TACTICAL MANAGER 2000...........................   21,022,260   4,859,481
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.   24,389,199   2,412,376
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............    9,079,605  10,149,656
EQ/AXA FRANKLIN SMALL CAP VALUE CORE................      454,953     533,756
EQ/CALVERT SOCIALLY RESPONSIBLE.....................      264,500     185,296
EQ/COMMON STOCK INDEX...............................    6,230,544  27,397,958
EQ/CORE BOND INDEX..................................   57,394,107   9,951,169
EQ/EQUITY 500 INDEX.................................    6,435,040  11,131,008
EQ/FRANKLIN CORE BALANCED...........................    5,915,608   3,509,073
EQ/FRANKLIN TEMPLETON ALLOCATION....................    2,704,255   2,023,834
EQ/GAMCO MERGERS AND ACQUISITIONS...................    3,181,742   1,341,561
EQ/GAMCO SMALL COMPANY VALUE........................    9,688,481   8,226,693
EQ/GLOBAL MULTI-SECTOR EQUITY.......................   12,360,909   9,686,744
EQ/INTERMEDIATE GOVERNMENT BOND.....................    2,628,124   9,993,766
EQ/INTERNATIONAL CORE PLUS..........................   21,718,949   5,466,659
EQ/INTERNATIONAL EQUITY INDEX.......................    3,830,081   7,910,568
EQ/INTERNATIONAL VALUE PLUS.........................    1,500,060   4,765,980
EQ/LARGE CAP CORE PLUS..............................   52,544,823   6,455,475
EQ/LARGE CAP GROWTH INDEX...........................    5,957,179   7,216,286
EQ/LARGE CAP GROWTH PLUS............................  106,528,842  20,467,353
EQ/LARGE CAP VALUE INDEX............................    4,082,383   2,534,077
EQ/LARGE CAP VALUE PLUS.............................  122,083,931  34,782,089
EQ/MID CAP INDEX....................................    4,392,928   6,401,309
EQ/MID CAP VALUE PLUS...............................   14,821,185  12,080,695
EQ/MONEY MARKET.....................................   39,390,209  42,899,814
EQ/MORGAN STANLEY MID CAP GROWTH....................    4,249,671   6,325,079
EQ/MUTUAL LARGE CAP EQUITY..........................      325,669     626,477
EQ/QUALITY BOND PLUS................................   47,216,888   8,746,558
EQ/SMALL COMPANY INDEX..............................    3,922,579   4,161,921
EQ/TEMPLETON GLOBAL EQUITY..........................    1,854,279     773,492
MULTIMANAGER TECHNOLOGY.............................    1,424,624   4,481,770

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the Trusts' Board of Trustees and adopted by the applicable Trusts. The Rule 12b-1 Plans provide that the Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options. Class A shares of the Trusts continue to be purchased with respect to Contracts in force prior to May 1, 1997.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

5. Expenses and Related Party Transactions (Concluded)


   AXA Equitable and its affiliates serve as investment manager of the Portfolios of the Trusts. AXA Equitable receives management fees for services performed in their capacity as investment manager of the Portfolios. Investment managers either oversee the activities of the investment advisors with respect to the Portfolios and are responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of the Trusts generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.11% to a high of 1.40% of the average daily net assets of the Portfolios of the Trusts. AXA Equitable, as investment manager of the Trusts, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Short Duration Government Bond, EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index as well as a portion of EQ/Large Cap Value PLUS, and EQ/Quantity Bond PLUS. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

6. Reorganizations

   Starting in June 2013, several Portfolio substitutions occurred within the Trusts. Contractowners of the Removed Portfolios redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to the Surviving Portfolios. The transactions were treated as a sale on the date of the redemption in -kind, resulting in the Removed Portfolios generating realized gains or losses based on the values of the Portfolios.

--------------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO                 SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------
 JUNE 21, 2013                  EQ/MFS INTERNATIONAL GROWTH       EQ/INTERNATIONAL CORE PLUS
                                MULTIMANAGER INTERNATIONAL EQUITY
--------------------------------------------------------------------------------------------
                                EQ/MFS INTERNATIONAL GROWTH
Shares -- Class B                 1,775,712
Value -- Class B                $      6.62
Net Assets Before Substitution  $11,760,447
Net Assets After Substitution   $        --
Realized Gain                   $   975,645
                                MULTIMANAGER INTERNATIONAL EQUITY EQ/INTERNATIONAL CORE PLUS
Shares -- Class B                   763,013                         3,452,345
Value -- Class B                $     10.35                       $      8.90
Net Assets Before Substitution  $ 7,900,409                       $11,078,076
Net Assets After Substitution   $        --                       $30,738,932
Realized Gain                   $    24,950

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Reorganizations (Continued)

-------------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------------
 JUNE 21, 2013                  EQ/CAPITAL GUARDIAN RESEARCH       EQ/LARGE CAP CORE PLUS
                                EQ/DAVIS NEW YORK VENTURE
                                EQ/LORD ABBETT LARGE CAP CORE
                                EQ/UBS GROWTH AND INCOME
                                MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------
                                EQ/CAPITAL GUARDIAN RESEARCH
Shares -- Class B                 2,163,695
Value -- Class B                $     16.02
Net Assets Before Substitution  $34,657,073
Net Assets After Substitution   $        --
Realized Gain                   $ 5,581,004
                                EQ/DAVIS NEW YORK VENTURE
Shares -- Class B                   344,760
Value -- Class B                $     11.72
Net Assets Before Substitution  $ 4,041,826
Net Assets After Substitution   $        --
Realized Gain                   $   989,876
                                EQ/LORD ABBETT LARGE CAP CORE
Shares -- Class B                   270,110
Value -- Class B                $     13.95
Net Assets Before Substitution  $ 3,766,908
Net Assets After Substitution   $        --
Realized Gain                   $   610,246
                                EQ/UBS GROWTH AND INCOME
Shares -- Class B                   264,292
Value -- Class B                $      7.42
Net Assets Before Substitution  $ 1,960,621
Net Assets After Substitution   $        --
Realized Gain                   $   309,474
                                MULTIMANAGER LARGE CAP CORE EQUITY EQ/LARGE CAP CORE PLUS
Shares -- Class B                   275,576                          6,787,791
Value -- Class B                $     11.99                        $      7.77
Net Assets Before Substitution  $ 3,304,240                        $ 4,981,971
Net Assets After Substitution   $        --                        $52,712,639
Realized Gain                   $   473,986
-------------------------------------------------------------------------------------------
 JUNE 21, 2013                  EQ/T.ROWE PRICE GROWTH STOCK       EQ/LARGE CAP GROWTH PLUS
                                EQ/WELLS FARGO OMEGA GROWTH
-------------------------------------------------------------------------------------------
                                EQ/T.ROWE PRICE GROWTH STOCK
Shares -- Class B                   579,451
Value -- Class B                $     26.13
Net Assets Before Substitution  $15,143,806
Net Assets After Substitution   $        --
Realized Gain                   $ 2,885,232
                                EQ/WELLS FARGO OMEGA GROWTH        EQ/LARGE CAP GROWTH PLUS
Shares -- Class B                 1,794,768                          4,267,822
Value -- Class B                $     12.20                        $     20.11
Net Assets Before Substitution  $21,891,586                        $48,778,470
Net Assets After Substitution   $        --                        $85,813,862
Realized Gain                   $ 3,417,255

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Reorganizations (Continued)

------------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO              SURVIVING PORTFOLIO
------------------------------------------------------------------------------------------
 JULY 12, 2013                  MULTIMANAGER SMALL CAP GROWTH  AXA TACTICAL MANAGER 2000
                                MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------
                                MULTIMANAGER SMALL CAP GROWTH
Shares -- Class B                   395,871
Value -- Class B                $     10.57
Net Assets Before Substitution  $ 4,182,669
Net Assets After Substitution   $        --
Realized Gain                   $   816,261
                                MULTIMANAGER SMALL CAP VALUE   AXA TACTICAL MANAGER 2000
Shares -- Class B                 1,006,903                       1,020,208
Value -- Class B                $     14.27                    $      18.48
Net Assets Before Substitution  $14,368,440                    $    306,715
Net Assets After Substitution   $        --                    $ 18,857,824
Realized Gain                   $ 4,000,063
------------------------------------------------------------------------------------------
 JULY 12, 2013                  EQ/EQUITY GROWTH PLUS          EQ/LARGE CAP GROWTH PLUS
                                EQ/MONTAG & CALDWELL GROWTH
                                MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------
                                EQ/EQUITY GROWTH PLUS
Shares -- Class B                 1,444,467
Value -- Class B                $     18.46
Net Assets Before Substitution  $26,665,531
Net Assets After Substitution   $        --
Realized Gain                   $ 4,992,206
                                EQ/MONTAG & CALDWELL GROWTH
Shares -- Class B                   712,750
Value -- Class B                $      8.01
Net Assets Before Substitution  $ 5,710,458
Net Assets After Substitution   $        --
Realized Gain                   $ 1,412,881
                                MULTIMANAGER AGGRESSIVE EQUITY EQ/LARGE CAP GROWTH PLUS
Shares -- Class A                   207,266                              --
Value -- Class A                $     34.78                    $         --
Shares -- Class B                   754,439                       7,242,103
Value -- Class B                $     34.16                    $      21.46
Net Assets Before Substitution  $32,979,354                    $ 90,026,398
Net Assets After Substitution   $        --                    $155,381,940
Realized Gain                   $ 5,473,902
------------------------------------------------------------------------------------------
 JULY 19, 2013                  MULTIMANAGER MID CAP GROWTH    AXA TACTICAL MANAGER 400
------------------------------------------------------------------------------------------
Shares -- Class B                   953,219                         596,478
Value -- Class B                $     11.85                    $      19.18
Net Assets Before Substitution  $11,298,985                    $    138,792
Net Assets After Substitution   $        --                    $ 11,437,777
Realized Gain                   $ 3,460,081
------------------------------------------------------------------------------------------
 JULY 19, 2013                  EQ/PIMCO ULTRA SHORT BOND      EQ/ALLIANCE BERNSTEIN SHORT
                                                               DURATION GOVERNMENT BOND
------------------------------------------------------------------------------------------
Shares -- Class B                 2,350,227                       2,370,797
Value -- Class B                $      9.97                    $       9.98
Net Assets Before Substitution  $23,420,995                    $    228,868
Net Assets After Substitution   $        --                    $ 23,649,863
Realized Loss                   $   (11,748)

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Reorganizations (Continued)

----------------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO                SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------------
 JULY 19, 2013                  EQ/OPPENHEIMER GLOBAL            EQ/GLOBAL MULTI-SECTOR EQUITY
----------------------------------------------------------------------------------------------
Shares -- Class B                   679,203                        3,943,053
Value -- Class B                $     12.87                      $     13.61
Net Assets Before Substitution  $ 8,740,172                      $44,913,648
Net Assets After Substitution   $        --                      $53,653,820
Realized Gain                   $ 1,304,182
----------------------------------------------------------------------------------------------
 JULY 19, 2013                  MULTIMANAGER MID CAP VALUE       EQ/MID CAP VALUE PLUS
----------------------------------------------------------------------------------------------
Shares -- Class B                   950,075                        5,500,705
Value -- Class B                $     12.11                      $     12.74
Net Assets Before Substitution  $11,503,900                      $58,584,536
Net Assets After Substitution   $        --                      $70,088,436
Realized Gain                   $ 3,364,376
----------------------------------------------------------------------------------------------
 JULY 19, 2013                  MULTIMANAGER CORE BOND           EQ/QUALITY BOND PLUS
----------------------------------------------------------------------------------------------
Shares -- Class B                 4,340,431                        6,676,939
Value -- Class B                $     10.00                      $      8.42
Net Assets Before Substitution  $43,417,624                      $12,834,829
Net Assets After Substitution   $        --                      $56,252,453
Realized Loss                   $(2,513,658)
----------------------------------------------------------------------------------------------
 JULY 26, 2013                  EQ/GLOBAL BOND PLUS              EQ/CORE BOND INDEX
                                MULTIMANAGER MULTI-SECTOR BOND
----------------------------------------------------------------------------------------------
                                EQ/GLOBAL BOND PLUS
Shares -- Class B                 1,442,824
Value -- Class B                $      9.58
Net Assets Before Substitution  $13,824,932
Net Assets After Substitution   $        --
Realized Loss                   $  (735,986)
                                MULTIMANAGER MULTI-SECTOR BOND   EQ/CORE BOND INDEX
Shares -- Class A                   422,458                               --
Value -- Class A                $      3.99                      $        --
Shares -- Class B                 8,497,258                        7,741,441
Value -- Class B                $      3.97                      $     10.01
Net Assets Before Substitution  $35,420,839                      $28,252,474
Net Assets After Substitution   $        --                      $77,498,245
Realized Loss                   $(4,743,059)
----------------------------------------------------------------------------------------------
 JULY 26, 2013                  EQ/BLACKROCK BASIC VALUE EQUITY  EQ/LARGE CAP VALUE PLUS
                                EQ/BOSTON ADVISORS EQUITY INCOME
                                EQ/INVESCO COMSTOCK
                                EQ/JPMORGAN VALUE OPPORTUNITIES
                                MULTIMANAGER LARGE CAP VALUE
----------------------------------------------------------------------------------------------
                                EQ/BLACKROCK BASIC VALUE EQUITY
Shares -- Class B                 4,028,076
Value -- Class B                $     18.42
Net Assets Before Substitution  $74,214,324
Net Assets After Substitution   $        --
Realized Gain                   $17,717,860

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Reorganizations (Concluded)

----------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO                SURVIVING PORTFOLIO
                                EQ/BOSTON ADVISORS EQUITY INCOME
Shares -- Class B                 1,250,098
Value -- Class B                $      7.11
Net Assets Before Substitution  $ 8,883,459
Net Assets After Substitution   $        --
Realized Gain                   $ 2,085,312
                                EQ/INVESCO COMSTOCK
Shares -- Class B                   534,593
Value -- Class B                $     13.34
Net Assets Before Substitution  $ 7,132,302
Net Assets After Substitution   $        --
Realized Gain                   $ 2,155,310
                                EQ/JPMORGAN VALUE OPPORTUNITIES
Shares -- Class B                 1,268,456
Value -- Class B                $     13.09
Net Assets Before Substitution  $16,602,206
Net Assets After Substitution   $        --
Realized Gain                   $ 3,187,406
                                MULTIMANAGER LARGE CAP VALUE     EQ/LARGE CAP VALUE PLUS
Shares -- Class A                                                   1,360,356
Value -- Class A                                                 $      13.30
Shares -- Class B                   707,351                        19,189,055
Value -- Class B                $     12.72                      $      13.27
Net Assets Before Substitution  $ 9,000,253                      $156,824,288
Net Assets After Substitution   $        --                      $272,656,832
Realized Gain                   $ 2,299,693
----------------------------------------------------------------------------------------

   In 2012, there were no reorganizations within the Variable Investment Options of the Account.

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:





                                                                       ASSET-BASED                 CURRENT   MAXIMUM
                                                        MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                                        EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                                        ------------- -------------- ------------ --------- ---------

Accumulator Advisor....................................     0.50%            --            --       0.50%     0.50%

Income Manager.........................................     0.90%          0.25%           --       1.15%     1.15%

Accumulator............................................     1.10%          0.25%           --       1.35%     1.35%

Accumulator issued on, or after March 1, 2000..........     1.10%          0.25%         0.20%      1.55%     1.55%

Accumulator Plus, Select, Elite........................     1.10%          0.25%         0.25%      1.60%     1.60%

Accumulator Select issued on, or after August 13, 2001.     1.10%          0.25%         0.35%      1.70%     1.70%

   The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the Contract.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                            WHEN CHARGE
              CHARGES                       IS DEDUCTED                      AMOUNT DEDUCTED                  HOW DEDUCTED
              -------                        -----------                     ---------------                   ------------

Charges for state premium and other  At time of transaction      Varies by state.                         Applied to an annuity
applicable taxes                                                                                          payout option

Annual Administrative charge         Annually on each            Depending on account value a charge of   Unit liquidation from
                                     contract date anniversary.  $30 or Years 1 to 2 lesser of $30 or 2%  account value of account value

Variable Immediate Annuity payout    At time of transaction      $350 annuity administrative fee          Unit liquidation from
option administrative fee                                                                                 account value

Withdrawal charge                    At time of transaction      LOW - During the first seven contract    Unit liquidation from
                                                                 years, a charge is deducted from         account value
                                                                 amounts withdrawn that exceed 15% of
                                                                 account value. The charge begins at 7%
                                                                 and declines by 1% each year.

                                                                 HIGH - During the first nine contract
                                                                 years, a charge is deducted from
                                                                 amounts withdrawn that exceed 15% of
                                                                 account value. The charge begins at 8%
                                                                 and declines by 1% beginning in the
                                                                 third contract year.

BaseBuilder benefit charge           Annually on each contract   LOW 0.15% HIGH 0.45%                     Unit liquidation from
                                     date anniversary.                                                    account value

Protection Plus                      Annually on each contract   0.20%                                    Unit liquidation from
                                     date anniversary.                                                    account value

Guaranteed minimum death benefit     Annually on each contract   LOW 0.20% HIGH 0.35%                     Unit liquidation from
charge 6% rollup to age 80           date anniversary.                                                    account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.











                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
AXA AGGRESSIVE ALLOCATION
      Unit Value 1.15% to 1.60%*
2013  Lowest contract charges 1.15% Class B     $15.15            --                 --             --        25.00%
      Highest contract charges 1.60% Class B    $14.48            --                 --             --        24.40%
      All contract charges                          --         1,471            $21,798           2.49%          --
2012  Lowest contract charges 1.15% Class B     $12.12            --                 --             --        12.85%
      Highest contract charges 1.60% Class B    $11.64            --                 --             --        12.36%
      All contract charges                          --         1,541            $18,297           0.78%          --
2011  Lowest contract charges 1.15% Class B     $10.74            --                 --             --        (8.60)%
      Highest contract charges 1.60% Class B    $10.36            --                 --             --        (8.96)%
      All contract charges                          --         1,884            $19,864           1.22%          --
2010  Lowest contract charges 0.50% Class B     $12.29            --                 --             --        12.53%
      Highest contract charges 1.70% Class B    $12.51            --                 --             --        11.14%
      All contract charges                          --         2,086            $24,104           1.54%          --
2009  Lowest contract charges 0.50% Class B     $10.92            --                 --             --        26.68%
      Highest contract charges 1.70% Class B    $11.26            --                 --             --        25.00%
      All contract charges                          --         2,199            $22,790           1.01%          --

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
AXA CONSERVATIVE ALLOCATION
      Unit Value 1.15% to 1.70%*
2013  Lowest contract charges 1.15% Class B     $12.49            --                 --             --         3.14%
      Highest contract charges 1.70% Class B    $12.37            --                 --             --         2.57%
      All contract charges                          --         4,233           $ 51,578           0.91%          --
2012  Lowest contract charges 1.15% Class B     $12.11            --                 --             --         3.42%
      Highest contract charges 1.70% Class B    $12.06            --                 --             --         2.81%
      All contract charges                          --         4,657           $ 55,158           0.84%          --
2011  Lowest contract charges 1.15% Class B     $11.71            --                 --             --         0.69%
      Highest contract charges 1.70% Class B    $11.73            --                 --             --         0.17%
      All contract charges                          --         4,498           $ 51,721           1.72%          --
2010  Lowest contract charges 0.50% Class B     $12.16            --                 --             --         6.70%
      Highest contract charges 1.70% Class B    $11.71            --                 --             --         5.41%
      All contract charges                          --         4,286           $ 49,040           2.36%          --
2009  Lowest contract charges 0.50% Class B     $11.40            --                 --             --         9.30%
      Highest contract charges 1.70% Class B    $11.11            --                 --             --         7.97%
      All contract charges                          --         3,682           $ 39,801           2.43%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 1.15% to 1.70%*
2013  Lowest contract charges 1.15% Class B     $13.14            --                 --             --         8.96%
      Highest contract charges 1.70% Class B    $13.22            --                 --             --         8.36%
      All contract charges                          --         3,462           $ 44,298           1.36%          --
2012  Lowest contract charges 1.15% Class B     $12.06            --                 --             --         6.16%
      Highest contract charges 1.70% Class B    $12.20            --                 --             --         5.54%
      All contract charges                          --         3,556           $ 41,883           0.84%          --
2011  Lowest contract charges 1.15% Class B     $11.36            --                 --             --        (1.82)%
      Highest contract charges 1.70% Class B    $11.56            --                 --             --        (2.45)%
      All contract charges                          --         3,428           $ 38,113           1.45%          --
2010  Lowest contract charges 0.50% Class B     $12.11            --                 --             --         8.48%
      Highest contract charges 1.70% Class B    $11.85            --                 --             --         7.21%
      All contract charges                          --         3,766           $ 42,765           2.10%          --
2009  Lowest contract charges 0.50% Class B     $11.16            --                 --             --        13.88%
      Highest contract charges 1.70% Class B    $11.05            --                 --             --        12.53%
      All contract charges                          --         3,384           $ 35,734           1.97%          --
AXA MODERATE ALLOCATION
      Unit Value 1.15%*
2013  1.15% Class A                             $63.38           380           $ 24,113           1.57%       11.82%
2012  1.15% Class A                             $56.68           420           $ 23,821           0.76%        7.55%
2011  1.15% Class A                             $52.70           476           $ 25,073           1.49%       (3.29)%
2010  1.15% Class A                             $54.49           521           $ 28,382           2.10%        8.91%
2009  1.15% Class A                             $50.03           572           $ 28,625           1.40%       15.97%
AXA MODERATE ALLOCATION
      Unit Value 0.50% to 1.70%*
2013  Lowest contract charges 0.50% Class B     $71.33            --                 --             --        12.56%
      Highest contract charges 1.70% Class B    $50.82            --                 --             --        11.20%
      All contract charges                          --         3,506           $192,853           1.57%          --
2012  Lowest contract charges 0.50% Class B     $63.37            --                 --             --         8.25%
      Highest contract charges 1.70% Class B    $45.70            --                 --             --         6.95%
      All contract charges                          --         3,810           $188,087           0.76%          --
2011  Lowest contract charges 0.50% Class B     $58.54            --                 --             --        (2.89)%
      Highest contract charges 1.70% Class B    $42.73            --                 --             --        (4.06)%
      All contract charges                          --         4,195           $193,006           1.49%          --
2010  Lowest contract charges 0.50% Class B     $60.28            --                 --             --         9.35%
      Highest contract charges 1.70% Class B    $44.54            --                 --             --         8.05%
      All contract charges                          --         4,480           $214,166           2.10%          --
2009  Lowest contract charges 0.50% Class B     $55.12            --                 --             --        16.43%
      Highest contract charges 1.70% Class B    $41.22            --                 --             --        15.01%
      All contract charges                          --         4,841           $213,482           1.40%          --

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA MODERATE-PLUS ALLOCATION
      Unit Value 1.15% to 1.70%*
2013  Lowest contract charges 1.15% Class B        $14.70            --                 --             --        18.45%
      Highest contract charges 1.70% Class B       $15.37            --                 --             --        17.78%
      All contract charges                             --         6,930           $ 99,283           2.07%          --
2012  Lowest contract charges 1.15% Class B        $12.41            --                 --             --        10.21%
      Highest contract charges 1.70% Class B       $13.05            --                 --             --         9.66%
      All contract charges                             --         7,578           $ 91,928           0.75%          --
2011  Lowest contract charges 1.15% Class B        $11.26            --                 --             --        (6.09)%
      Highest contract charges 1.70% Class B       $11.90            --                 --             --        (6.59)%
      All contract charges                             --         8,687           $ 95,817           1.34%          --
2010  Lowest contract charges 0.50% Class B        $12.54            --                 --             --        10.97%
      Highest contract charges 1.70% Class B       $12.74            --                 --             --         9.64%
      All contract charges                             --         9,748           $114,722           1.69%          --
2009  Lowest contract charges 0.50% Class B        $11.30            --                 --             --        21.37%
      Highest contract charges 1.70% Class B       $11.62            --                 --             --        19.92%
      All contract charges                             --        10,142           $108,528           1.36%          --
AXA TACTICAL MANAGER 400 (Q)
      Unit Value 1.15% to 1.70%*
2013  Lowest contract charges 1.15% Class B(a)     $11.27            --                 --             --        10.06%
      Highest contract charges 1.70% Class B(k)    $11.23            --                 --             --        13.55%
      All contract charges                             --         1,043           $ 11,732           0.21%          --
AXA TACTICAL MANAGER 2000 (L,M)
      Unit Value 0.50% to 1.70%*
2013  Lowest contract charges 0.50% Class B(a)     $12.01            --                 --             --        16.38%
      Highest contract charges 1.70% Class B(k)    $11.92            --                 --             --        16.63%
      All contract charges                             --         1,389           $ 16,597           0.13%          --
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND (R)
      Unit Value 1.15% to 1.70%*
2013  Lowest contract charges 1.15% Class B(a)     $ 9.87            --                 --             --        (1.30)%
      Highest contract charges 1.70% Class B(k)    $ 9.84            --                 --             --        (1.20)%
      All contract charges                             --         2,223           $ 21,895           0.00%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 1.15%*
2013  1.15% Class A                                $32.80            76           $  2,480           0.05%       36.55%
2012  1.15% Class A                                $24.02            80           $  1,911           0.21%       14.27%
2011  1.15% Class A                                $21.02            83           $  1,750           0.00%       (1.55)%
2010  1.15% Class A                                $21.35           144           $  3,080           0.00%       32.03%
2009  1.15% Class A                                $16.17           107           $  1,734           0.02%       34.53%
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.70%*
2013  Lowest contract charges 0.50% Class B        $35.31            --                 --             --        37.45%
      Highest contract charges 1.70% Class B       $28.85            --                 --             --        35.83%
      All contract charges                             --         1,976           $ 59,764           0.05%          --
2012  Lowest contract charges 0.50% Class B        $25.69            --                 --             --        15.05%
      Highest contract charges 1.70% Class B       $21.24            --                 --             --        13.64%
      All contract charges                             --         2,195           $ 48,684           0.21%          --
2011  Lowest contract charges 0.50% Class B        $22.33            --                 --             --        (1.15)%
      Highest contract charges 1.70% Class B       $18.69            --                 --             --        (2.35)%
      All contract charges                             --         2,466           $ 48,001           0.00%          --
2010  Lowest contract charges 0.50% Class B        $22.59            --                 --             --        32.59%
      Highest contract charges 1.70% Class B       $19.14            --                 --             --        31.00%
      All contract charges                             --         2,825           $ 56,145           0.00%          --
2009  Lowest contract charges 0.50% Class B        $17.04            --                 --             --        35.02%
      Highest contract charges 1.70% Class B       $14.61            --                 --             --        33.30%
      All contract charges                             --         3,170           $ 47,917           0.02%          --

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 1.15% to 1.60%*
2013  Lowest contract charges 1.15% Class B    $ 13.98           --                  --             --        35.07%
      Highest contract charges 1.60% Class B   $ 13.52           --                  --             --        34.53%
      All contract charges                          --          115            $  1,572           0.12%          --
2012  Lowest contract charges 1.15% Class B    $ 10.35           --                  --             --        15.51%
      Highest contract charges 1.60% Class B   $ 10.05           --                  --             --        14.99%
      All contract charges                          --          120            $  1,234           0.64%          --
2011  Lowest contract charges 1.15% Class B    $  8.96           --                  --             --       (10.58)%
      Highest contract charges 1.60% Class B   $  8.74           --                  --             --       (11.09)%
      All contract charges                          --          154            $  1,366           0.15%          --
2010  Lowest contract charges 0.50% Class B    $ 10.31           --                  --             --        23.63%
      Highest contract charges 1.70% Class B   $  9.79           --                  --             --        22.16%
      All contract charges                          --          141            $  1,399           0.18%          --
2009  Lowest contract charges 0.50% Class B    $  8.34           --                  --             --        27.52%
      Highest contract charges 1.70% Class B   $  8.01           --                  --             --        25.94%
      All contract charges                          --          157            $  1,272           0.84%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 1.15% to 1.60%*
2013  Lowest contract charges 1.15% Class B    $ 12.04           --                  --             --        32.89%
      Highest contract charges 1.60% Class B   $ 11.27           --                  --             --        32.12%
      All contract charges                          --          108            $  1,241           0.81%          --
2012  Lowest contract charges 1.15% Class B    $  9.06           --                  --             --        15.41%
      Highest contract charges 1.60% Class B   $  8.53           --                  --             --        14.96%
      All contract charges                          --           99            $    861           1.12%          --
2011  Lowest contract charges 1.15% Class B    $  7.85           --                  --             --        (0.88)%
      Highest contract charges 1.60% Class B   $  7.42           --                  --             --        (1.33)%
      All contract charges                          --           80            $    604           0.38%          --
2010  Lowest contract charges 0.50% Class B    $  8.54           --                  --             --        11.89%
      Highest contract charges 1.70% Class B   $  7.44           --                  --             --        10.69%
      All contract charges                          --           72            $    545           0.05%          --
2009  Lowest contract charges 0.50% Class B    $  7.63           --                  --             --        30.20%
      Highest contract charges 1.70% Class B   $  6.72           --                  --             --        28.49%
      All contract charges                          --           86            $    595           0.24%          --
EQ/COMMON STOCK INDEX
      Unit Value 1.15%*
2013  1.15% Class A                            $362.75           82            $ 29,901           1.28%       30.95%
2012  1.15% Class A                            $277.02           93            $ 25,733           1.53%       14.26%
2011  1.15% Class A                            $242.44          105            $ 25,574           1.25%       (0.37)%
2010  1.15% Class A                            $243.35          125            $ 30,304           1.28%       14.83%
2009  1.15% Class A                            $211.93          141            $ 29,896           1.73%       27.17%
EQ/COMMON STOCK INDEX
      Unit Value 0.50% to 1.70%*
2013  Lowest contract charges 0.50% Class B    $447.63           --                  --             --        31.81%
      Highest contract charges 1.70% Class B   $282.60           --                  --             --        30.22%
      All contract charges                          --          573            $184,211           1.28%          --
2012  Lowest contract charges 0.50% Class B    $339.61           --                  --             --        15.02%
      Highest contract charges 1.70% Class B   $217.02           --                  --             --        13.62%
      All contract charges                          --          633            $156,120           1.53%          --
2011  Lowest contract charges 0.50% Class B    $295.27           --                  --             --         0.03%
      Highest contract charges 1.70% Class B   $191.00           --                  --             --        (1.17)%
      All contract charges                          --          713            $154,112           1.25%          --
2010  Lowest contract charges 0.50% Class B    $295.18           --                  --             --        15.29%
      Highest contract charges 1.70% Class B   $193.27           --                  --             --        13.90%
      All contract charges                          --          813            $177,023           1.28%          --
2009  Lowest contract charges 0.50% Class B    $256.03           --                  --             --        27.68%
      Highest contract charges 1.70% Class B   $169.68           --                  --             --        26.15%
      All contract charges                          --          928            $176,620           1.73%          --

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/CORE BOND INDEX (V,W)
      Unit Value 0.50% to 1.70%*
2013  Lowest contract charges 0.50% Class B     $16.22            --                 --             --        (2.05)%
      Highest contract charges 1.70% Class B    $13.36            --                 --             --        (3.26)%
      All contract charges                          --         5,245            $73,352           1.81%          --
2012  Lowest contract charges 0.50% Class B     $16.56            --                 --             --         2.60%
      Highest contract charges 1.70% Class B    $13.81            --                 --             --         1.40%
      All contract charges                          --         1,896            $27,293           1.42%          --
2011  Lowest contract charges 0.50% Class B     $16.14            --                 --             --         4.33%
      Highest contract charges 1.70% Class B    $13.62            --                 --             --         3.03%
      All contract charges                          --         2,023            $28,620           1.82%          --
2010  Lowest contract charges 0.50% Class B     $15.47            --                 --             --         5.26%
      Highest contract charges 1.70% Class B    $13.22            --                 --             --         3.98%
      All contract charges                          --         2,233            $30,557           2.08%          --
2009  Lowest contract charges 0.50% Class B     $14.70            --                 --             --         2.15%
      Highest contract charges 1.70% Class B    $12.71            --                 --             --         0.95%
      All contract charges                          --         2,518            $33,039           2.48%          --
EQ/EQUITY 500 INDEX
      Unit Value 1.15% to 1.70%*
2013  Lowest contract charges 1.15% Class B     $41.33            --                 --             --        30.01%
      Highest contract charges 1.70% Class B    $37.00            --                 --             --        29.28%
      All contract charges                          --         1,943            $76,395           1.45%          --
2012  Lowest contract charges 1.15% Class B     $31.79            --                 --             --        13.90%
      Highest contract charges 1.70% Class B    $28.62            --                 --             --        13.26%
      All contract charges                          --         2,076            $62,901           1.66%          --
2011  Lowest contract charges 1.15% Class B     $27.91            --                 --             --         0.36%
      Highest contract charges 1.70% Class B    $25.27            --                 --             --        (0.20)%
      All contract charges                          --         2,284            $60,909           1.45%          --
2010  Lowest contract charges 0.50% Class B     $31.06            --                 --             --        13.81%
      Highest contract charges 1.70% Class B    $25.32            --                 --             --        12.44%
      All contract charges                          --         2,476            $65,960           1.35%          --
2009  Lowest contract charges 0.50% Class B     $27.29            --                 --             --        25.24%
      Highest contract charges 1.70% Class B    $22.52            --                 --             --        23.74%
      All contract charges                          --         2,851            $67,293           1.88%          --
EQ/FRANKLIN CORE BALANCED
      Unit Value 1.15% to 1.70%*
2013  Lowest contract charges 1.15% Class B     $12.41            --                 --             --        13.23%
      Highest contract charges 1.70% Class B    $11.91            --                 --             --        12.57%
      All contract charges                          --         1,688            $20,553           2.51%          --
2012  Lowest contract charges 1.15% Class B     $10.96            --                 --             --         9.93%
      Highest contract charges 1.70% Class B    $10.58            --                 --             --         9.30%
      All contract charges                          --         1,498            $16,126           3.19%          --
2011  Lowest contract charges 1.15% Class B     $ 9.97            --                 --             --        (0.99)%
      Highest contract charges 1.70% Class B    $ 9.68            --                 --             --        (1.53)%
      All contract charges                          --         1,484            $14,576           3.35%          --
2010  Lowest contract charges 0.50% Class B     $10.36            --                 --             --        10.72%
      Highest contract charges 1.70% Class B    $ 9.83            --                 --             --         9.40%
      All contract charges                          --         1,556            $15,491           2.93%          --
2009  Lowest contract charges 0.50% Class B     $ 9.36            --                 --             --        30.00%
      Highest contract charges 1.70% Class B    $ 8.99            --                 --             --        28.25%
      All contract charges                          --         1,859            $16,864           5.87%          --

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 1.15% to 1.60%*
2013  Lowest contract charges 1.15% Class B     $10.75           --                  --             --        21.88%
      Highest contract charges 1.60% Class B    $10.43           --                  --             --        21.28%
      All contract charges                          --          850             $ 8,986           1.21%          --
2012  Lowest contract charges 1.15% Class B     $ 8.82           --                  --             --        13.37%
      Highest contract charges 1.60% Class B    $ 8.60           --                  --             --        12.86%
      All contract charges                          --          775             $ 6,731           1.83%          --
2011  Lowest contract charges 1.15% Class B     $ 7.78           --                  --             --        (5.58)%
      Highest contract charges 1.60% Class B    $ 7.62           --                  --             --        (5.93)%
      All contract charges                          --          770             $ 5,916           1.84%          --
2010  Lowest contract charges 0.50% Class B     $ 8.43           --                  --             --         9.83%
      Highest contract charges 1.70% Class B    $ 8.07           --                  --             --         8.49%
      All contract charges                          --          723             $ 5,898           2.14%          --
2009  Lowest contract charges 0.50% Class B     $ 7.68           --                  --             --        27.79%
      Highest contract charges 1.70% Class B    $ 7.44           --                  --             --        26.32%
      All contract charges                          --          721             $ 5,402           2.56%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.50% to 1.70%*
2013  Lowest contract charges 0.50% Class B     $15.36           --                  --             --        10.42%
      Highest contract charges 1.70% Class B    $13.83           --                  --             --         9.16%
      All contract charges                          --          588             $ 8,512           0.46%          --
2012  Lowest contract charges 0.50% Class B     $13.91           --                  --             --         4.74%
      Highest contract charges 1.70% Class B    $12.67           --                  --             --         3.43%
      All contract charges                          --          484             $ 6,318           0.00%          --
2011  Lowest contract charges 0.50% Class B     $13.28           --                  --             --         0.84%
      Highest contract charges 1.70% Class B    $12.25           --                  --             --        (0.41)%
      All contract charges                          --          545             $ 6,846           0.18%          --
2010  Lowest contract charges 0.50% Class B     $13.17           --                  --             --         9.04%
      Highest contract charges 1.70% Class B    $12.30           --                  --             --         7.77%
      All contract charges                          --          516             $ 6,477           0.00%          --
2009  Lowest contract charges 0.50% Class B     $12.08           --                  --             --        16.04%
      Highest contract charges 1.70% Class B    $11.41           --                  --             --        14.67%
      All contract charges                          --          470             $ 5,450           0.00%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.50% to 1.70%*
2013  Lowest contract charges 0.50% Class B     $69.96           --                  --             --        38.43%
      Highest contract charges 1.70% Class B    $51.39           --                  --             --        36.75%
      All contract charges                          --          852             $47,749           0.28%          --
2012  Lowest contract charges 0.50% Class B     $50.54           --                  --             --        17.26%
      Highest contract charges 1.70% Class B    $37.58           --                  --             --        15.84%
      All contract charges                          --          853             $34,768           1.23%          --
2011  Lowest contract charges 0.50% Class B     $43.10           --                  --             --        (3.99)%
      Highest contract charges 1.70% Class B    $32.44           --                  --             --        (5.15)%
      All contract charges                          --          910             $31,875           0.07%          --
2010  Lowest contract charges 0.50% Class B     $44.89           --                  --             --        31.98%
      Highest contract charges 1.70% Class B    $34.20           --                  --             --        30.37%
      All contract charges                          --          940             $34,567           0.36%          --
2009  Lowest contract charges 0.50% Class B     $34.01           --                  --             --        40.71%
      Highest contract charges 1.70% Class B    $26.23           --                  --             --        39.08%
      All contract charges                          --          898             $25,260           0.44%          --

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/GLOBAL MULTI-SECTOR EQUITY (S)
      Unit Value 0.50% to 1.70%*
2013  Lowest contract charges 0.50% Class B     $24.67            --                 --             --        19.76%
      Highest contract charges 1.70% Class B    $20.22            --                 --             --        18.31%
      All contract charges                          --         2,600            $55,292           0.88%          --
2012  Lowest contract charges 0.50% Class B     $20.60            --                 --             --        16.38%
      Highest contract charges 1.70% Class B    $17.09            --                 --             --        15.01%
      All contract charges                          --         2,454            $43,897           1.38%          --
2011  Lowest contract charges 0.50% Class B     $17.70            --                 --             --       (12.72)%
      Highest contract charges 1.70% Class B    $14.86            --                 --             --       (13.86)%
      All contract charges                          --         2,825            $43,806           1.68%          --
2010  Lowest contract charges 0.50% Class B     $20.28            --                 --             --        10.89%
      Highest contract charges 1.70% Class B    $17.25            --                 --             --         9.57%
      All contract charges                          --         3,296            $59,101           1.07%          --
2009  Lowest contract charges 0.50% Class B     $18.29            --                 --             --        49.31%
      Highest contract charges 1.70% Class B    $15.74            --                 --             --        47.52%
      All contract charges                          --         3,939            $64,296           1.27%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 1.15%*
2013  1.15% Class A                             $22.07            62            $ 1,379           0.20%       (2.78)%
2012  1.15% Class A                             $22.70            79            $ 1,803           0.23%       (0.18)%
2011  1.15% Class A                             $22.74            99            $ 2,245           0.40%        4.36%
2010  1.15% Class A                             $21.79           108            $ 2,352           1.12%        3.27%
2009  1.15% Class A                             $21.10           127            $ 2,687           0.94%       (3.17)%
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.50% to 1.70%*
2013  Lowest contract charges 0.50% Class B     $24.69            --                 --             --        (2.14)%
      Highest contract charges 1.70% Class B    $18.74            --                 --             --        (3.30)%
      All contract charges                          --         1,622            $32,039           0.20%          --
2012  Lowest contract charges 0.50% Class B     $25.23            --                 --             --         0.48%
      Highest contract charges 1.70% Class B    $19.38            --                 --             --        (0.72)%
      All contract charges                          --         1,948            $39,663           0.23%          --
2011  Lowest contract charges 0.50% Class B     $25.11            --                 --             --         4.76%
      Highest contract charges 1.70% Class B    $19.52            --                 --             --         3.50%
      All contract charges                          --         2,204            $45,111           0.40%          --
2010  Lowest contract charges 0.50% Class B     $23.97            --                 --             --         3.71%
      Highest contract charges 1.70% Class B    $18.86            --                 --             --         2.45%
      All contract charges                          --         2,529            $49,867           1.12%          --
2009  Lowest contract charges 0.50% Class B     $23.11            --                 --             --        (2.78)%
      Highest contract charges 1.70% Class B    $18.41            --                 --             --        (3.91)%
      All contract charges                          --         3,035            $58,250           0.94%          --
EQ/INTERNATIONAL CORE PLUS (B,C)
      Unit Value 0.50% to 1.70%*
2013  Lowest contract charges 0.50% Class B     $15.97            --                 --             --        16.91%
      Highest contract charges 1.70% Class B    $13.37            --                 --             --        15.56%
      All contract charges                          --         2,294            $32,386           1.19%          --
2012  Lowest contract charges 0.50% Class B     $13.66            --                 --             --        15.76%
      Highest contract charges 1.60% Class B    $11.73            --                 --             --        14.44%
      All contract charges                          --           921            $11,318           1.42%          --
2011  Lowest contract charges 0.50% Class B     $11.80            --                 --             --       (17.37)%
      Highest contract charges 1.60% Class B    $10.25            --                 --             --       (18.26)%
      All contract charges                          --         1,057            $11,283           2.67%          --
2010  Lowest contract charges 0.50% Class B     $14.28            --                 --             --         8.66%
      Highest contract charges 1.70% Class B    $12.39            --                 --             --         7.39%
      All contract charges                          --         1,171            $15,187           1.70%          --
2009  Lowest contract charges 0.50% Class B     $13.14            --                 --             --        34.63%
      Highest contract charges 1.70% Class B    $11.54            --                 --             --        32.95%
      All contract charges                          --         1,398            $16,755           3.17%          --

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 1.15%*
2013  1.15% Class A                             $16.50           387            $ 6,388           2.23%       20.09%
2012  1.15% Class A                             $13.74           408            $ 5,606           2.93%       14.98%
2011  1.15% Class A                             $11.95           534            $ 6,381           2.76%      (13.03)%
2010  1.15% Class A                             $13.74           617            $ 8,484           2.20%        4.24%
2009  1.15% Class A                             $13.18           699            $ 9,205           2.36%       26.00%
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.70%*
2013  Lowest contract charges 0.50% Class B     $17.96            --                 --             --        20.86%
      Highest contract charges 1.70% Class B    $14.31            --                 --             --        19.45%
      All contract charges                          --         3,594            $54,178           2.23%          --
2012  Lowest contract charges 0.50% Class B     $14.86            --                 --             --        15.64%
      Highest contract charges 1.70% Class B    $11.98            --                 --             --        14.31%
      All contract charges                          --         3,902            $49,142           2.93%          --
2011  Lowest contract charges 0.50% Class B     $12.85            --                 --             --       (12.59)%
      Highest contract charges 1.70% Class B    $10.48            --                 --             --       (13.74)%
      All contract charges                          --         4,426            $48,604           2.76%          --
2010  Lowest contract charges 0.50% Class B     $14.70            --                 --             --         4.65%
      Highest contract charges 1.70% Class B    $12.15            --                 --             --         3.46%
      All contract charges                          --         4,978            $63,154           2.20%          --
2009  Lowest contract charges 0.50% Class B     $14.05            --                 --             --        26.46%
      Highest contract charges 1.70% Class B    $11.74            --                 --             --        24.89%
      All contract charges                          --         5,769            $70,498           2.36%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 1.15% to 1.60%*
2013  Lowest contract charges 1.15% Class B     $21.96            --                 --             --        17.94%
      Highest contract charges 1.60% Class B    $20.35            --                 --             --        17.43%
      All contract charges                          --         1,278            $26,929           1.11%          --
2012  Lowest contract charges 1.15% Class B     $18.62            --                 --             --        16.16%
      Highest contract charges 1.70% Class B    $17.06            --                 --             --        15.50%
      All contract charges                          --         1,445            $25,877           1.76%          --
2011  Lowest contract charges 1.15% Class B     $16.03            --                 --             --       (17.16)%
      Highest contract charges 1.70% Class B    $14.77            --                 --             --       (17.62)%
      All contract charges                          --         1,666            $25,719           1.89%          --
2010  Lowest contract charges 0.50% Class B     $21.16            --                 --             --         5.55%
      Highest contract charges 1.70% Class B    $17.93            --                 --             --         4.29%
      All contract charges                          --         1,904            $35,599           0.73%          --
2009  Lowest contract charges 0.50% Class B     $20.05            --                 --             --        29.61%
      Highest contract charges 1.70% Class B    $17.19            --                 --             --        28.00%
      All contract charges                          --         2,144            $38,323           1.96%          --
EQ/LARGE CAP CORE PLUS (D,E,F,G,H)
      Unit Value 0.50% to 1.70%*
2013  Lowest contract charges 0.50% Class B     $14.89            --                 --             --        30.96%
      Highest contract charges 1.70% Class B    $12.41            --                 --             --        29.27%
      All contract charges                          --         4,422            $57,451           0.83%          --
2012  Lowest contract charges 0.50% Class B     $11.37            --                 --             --        14.39%
      Highest contract charges 1.60% Class B    $ 9.73            --                 --             --        13.14%
      All contract charges                          --           452            $ 4,483           1.10%          --
2011  Lowest contract charges 0.50% Class B     $ 9.94            --                 --             --        (4.70)%
      Highest contract charges 1.60% Class B    $ 8.60            --                 --             --        (5.81)%
      All contract charges                          --           494            $ 4,338           1.01%          --
2010  Lowest contract charges 0.50% Class B     $10.43            --                 --             --        13.63%
      Highest contract charges 1.70% Class B    $ 9.02            --                 --             --        12.30%
      All contract charges                          --           580            $ 5,382           0.98%          --
2009  Lowest contract charges 0.50% Class B     $ 9.18            --                 --             --        25.93%
      Highest contract charges 1.70% Class B    $ 8.03            --                 --             --        24.30%
      All contract charges                          --           654            $ 5,395           4.18%          --

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP GROWTH INDEX
      Unit Value 1.15% to 1.70%*
2013  Lowest contract charges 1.15% Class B     $11.69            --                 --             --        31.05%
      Highest contract charges 1.70% Class B    $10.77            --                 --             --        30.23%
      All contract charges                          --         4,515           $ 50,576           0.95%          --
2012  Lowest contract charges 1.15% Class B     $ 8.92            --                 --             --        13.34%
      Highest contract charges 1.70% Class B    $ 8.27            --                 --             --        12.82%
      All contract charges                          --         4,848           $ 41,572           1.19%          --
2011  Lowest contract charges 1.15% Class B     $ 7.87            --                 --             --         1.16%
      Highest contract charges 1.70% Class B    $ 7.33            --                 --             --         0.55%
      All contract charges                          --         5,249           $ 39,773           0.85%          --
2010  Lowest contract charges 0.50% Class B     $ 8.40            --                 --             --        15.34%
      Highest contract charges 1.70% Class B    $ 7.29            --                 --             --        14.04%
      All contract charges                          --         5,800           $ 43,550           0.94%          --
2009  Lowest contract charges 0.50% Class B     $ 7.28            --                 --             --        35.57%
      Highest contract charges 1.70% Class B    $ 6.39            --                 --             --        33.68%
      All contract charges                          --         6,796           $ 44,637           2.07%          --
EQ/LARGE CAP GROWTH PLUS (I,J,N,O,P)
      Unit Value 0.50% to 1.70%*
2013  Lowest contract charges 0.50% Class B     $25.88            --                 --             --        34.72%
      Highest contract charges 1.70% Class B    $21.14            --                 --             --        33.04%
      All contract charges                          --         7,310           $163,485           0.24%          --
2012  Lowest contract charges 0.50% Class B     $19.21            --                 --             --        13.13%
      Highest contract charges 1.70% Class B    $15.89            --                 --             --        11.82%
      All contract charges                          --         2,775           $ 46,323           0.56%          --
2011  Lowest contract charges 0.50% Class B     $16.98            --                 --             --        (4.12)%
      Highest contract charges 1.70% Class B    $14.21            --                 --             --        (5.27)%
      All contract charges                          --         3,101           $ 46,147           0.39%          --
2010  Lowest contract charges 0.50% Class B     $17.71            --                 --             --        13.90%
      Highest contract charges 1.70% Class B    $15.00            --                 --             --        12.48%
      All contract charges                          --         3,267           $ 51,178           0.37%          --
2009  Lowest contract charges 0.50% Class B     $15.55            --                 --             --        34.17%
      Highest contract charges 1.70% Class B    $13.34            --                 --             --        32.60%
      All contract charges                          --         3,708           $ 51,466           1.26%          --
EQ/LARGE CAP VALUE INDEX
      Unit Value 1.15% to 1.70%*
2013  Lowest contract charges 1.15% Class B     $ 8.82            --                 --             --        30.09%
      Highest contract charges 1.70% Class B    $ 8.42            --                 --             --        29.34%
      All contract charges                          --         1,011           $  8,777           1.64%          --
2012  Lowest contract charges 1.15% Class B     $ 6.78            --                 --             --        15.31%
      Highest contract charges 1.70% Class B    $ 6.51            --                 --             --        14.61%
      All contract charges                          --           805           $  5,400           1.98%          --
2011  Lowest contract charges 1.15% Class B     $ 5.88            --                 --             --        (1.51)%
      Highest contract charges 1.70% Class B    $ 5.68            --                 --             --        (2.07)%
      All contract charges                          --           909           $  5,289           1.76%          --
2010  Lowest contract charges 0.50% Class B     $ 6.18            --                 --             --        14.00%
      Highest contract charges 1.70% Class B    $ 5.80            --                 --             --        12.58%
      All contract charges                          --           440           $  2,612           1.44%          --
2009  Lowest contract charges 0.50% Class B     $ 5.42            --                 --             --        18.60%
      Highest contract charges 1.70% Class B    $ 5.15            --                 --             --        17.31%
      All contract charges                          --           486           $  2,551           9.32%          --
EQ/LARGE CAP VALUE PLUS (X,Y,Z,AA,AB)
      Unit Value 1.15%*
2013  1.15% Class A                             $ 9.58         1,905           $ 18,251           1.35%       30.87%
2012  1.15% Class A                             $ 7.32         1,620           $ 11,859           1.53%       14.55%
2011  1.15% Class A                             $ 6.39         1,939           $ 12,393           1.10%       (5.89)%
2010  1.15% Class A                             $ 6.79         2,235           $ 15,174           1.13%       11.67%
2009  1.15% Class A                             $ 6.08         2,585           $ 15,729           2.13%       19.22%

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP VALUE PLUS (X,Y,Z,AA,AB)
      Unit Value 0.50% to 1.70%*
2013  Lowest contract charges 0.50% Class B     $20.02            --                 --             --        31.80%
      Highest contract charges 1.70% Class B    $16.49            --                 --             --        30.25%
      All contract charges                          --        17,222           $257,207           1.35%          --
2012  Lowest contract charges 0.50% Class B     $15.19            --                 --             --        15.25%
      Highest contract charges 1.70% Class B    $12.66            --                 --             --        13.85%
      All contract charges                          --        11,148           $127,256           1.53%          --
2011  Lowest contract charges 0.50% Class B     $13.18            --                 --             --        (5.52)%
      Highest contract charges 1.70% Class B    $11.12            --                 --             --        (6.63)%
      All contract charges                          --        12,814           $128,316           1.10%          --
2010  Lowest contract charges 0.50% Class B     $13.95            --                 --             --        12.14%
      Highest contract charges 1.70% Class B    $11.91            --                 --             --        10.73%
      All contract charges                          --        14,835           $158,669           1.13%          --
2009  Lowest contract charges 0.50% Class B     $12.44            --                 --             --        19.85%
      Highest contract charges 1.70% Class B    $10.76            --                 --             --        18.37%
      All contract charges                          --        17,198           $165,754           2.13%          --
EQ/MID CAP INDEX
      Unit Value 0.50% to 1.70%*
2013  Lowest contract charges 0.50% Class B     $18.64            --                 --             --        31.92%
      Highest contract charges 1.70% Class B    $15.86            --                 --             --        30.32%
      All contract charges                          --         2,100           $ 34,477           0.76%          --
2012  Lowest contract charges 0.50% Class B     $14.13            --                 --             --        16.49%
      Highest contract charges 1.70% Class B    $12.17            --                 --             --        15.14%
      All contract charges                          --         2,217           $ 27,826           0.95%          --
2011  Lowest contract charges 0.50% Class B     $12.13            --                 --             --        (2.88)%
      Highest contract charges 1.70% Class B    $10.57            --                 --             --        (4.08)%
      All contract charges                          --         2,470           $ 26,853           0.60%          --
2010  Lowest contract charges 0.50% Class B     $12.49            --                 --             --        25.05%
      Highest contract charges 1.70% Class B    $11.02            --                 --             --        23.55%
      All contract charges                          --         2,835           $ 32,027           0.71%          --
2009  Lowest contract charges 0.50% Class B     $ 9.99            --                 --             --        35.73%
      Highest contract charges 1.70% Class B    $ 8.92            --                 --             --        33.93%
      All contract charges                          --         3,355           $ 30,585           1.04%          --
EQ/MID CAP VALUE PLUS (T)
      Unit Value 0.50% to 1.70%*
2013  Lowest contract charges 0.50% Class B     $26.05            --                 --             --        32.44%
      Highest contract charges 1.70% Class B    $21.28            --                 --             --        30.87%
      All contract charges                          --         3,200           $ 71,438           0.54%          --
2012  Lowest contract charges 0.50% Class B     $19.67            --                 --             --        18.00%
      Highest contract charges 1.70% Class B    $16.26            --                 --             --        16.56%
      All contract charges                          --         3,047           $ 51,847           1.18%          --
2011  Lowest contract charges 0.50% Class B     $16.67            --                 --             --        (9.84)%
      Highest contract charges 1.70% Class B    $13.95            --                 --             --       (10.98)%
      All contract charges                          --         3,515           $ 51,129           0.82%          --
2010  Lowest contract charges 0.50% Class B     $18.49            --                 --             --        21.82%
      Highest contract charges 1.70% Class B    $15.67            --                 --             --        20.42%
      All contract charges                          --         4,067           $ 66,195           0.97%          --
2009  Lowest contract charges 0.50% Class B     $15.18            --                 --             --        35.17%
      Highest contract charges 1.70% Class B    $13.01            --                 --             --        33.57%
      All contract charges                          --         4,774           $ 64,362           1.12%          --
EQ/MONEY MARKET
      Unit Value 1.15%*
2013  1.15% Class A                             $31.50           119           $  3,759           0.00%       (1.16)%
2012  1.15% Class A                             $31.87           137           $  4,371           0.00%       (1.15)%
2011  1.15% Class A                             $32.24           157           $  5,064           0.01%       (1.16)%
2010  1.15% Class A                             $32.62           201           $  6,563           0.01%       (1.07)%
2009  1.15% Class A                             $32.97           241           $  7,957           0.02%       (0.84)%

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/MONEY MARKET
      Unit Value 0.00% to 1.70%*
2013  Lowest contract charges 0.00% Class B     $44.43            --                 --             --         0.00%
      Highest contract charges 1.70% Class B    $25.47            --                 --             --        (1.70)%
      All contract charges                          --         1,614            $44,819           0.00%          --
2012  Lowest contract charges 0.00% Class B     $44.43            --                 --             --         0.00%
      Highest contract charges 1.70% Class B    $25.91            --                 --             --        (1.71)%
      All contract charges                          --         1,692            $47,706           0.00%          --
2011  Lowest contract charges 0.00% Class B     $44.43            --                 --             --         0.00%
      Highest contract charges 1.70% Class B    $26.36            --                 --             --        (1.72)%
      All contract charges                          --         2,091            $59,953           0.01%          --
2010  Lowest contract charges 0.00% Class B     $44.43            --                 --             --         0.00%
      Highest contract charges 1.70% Class B    $26.82            --                 --             --        (1.70)%
      All contract charges                          --         2,397            $69,864           0.01%          --
2009  Lowest contract charges 0.00% Class B     $44.43            --                 --             --        13.30%
      Highest contract charges 1.70% Class B    $27.28            --                 --             --        (1.69)%
      All contract charges                          --         3,113            $91,745           0.02%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.50% to 1.70%*
2013  Lowest contract charges 0.50% Class B     $24.34            --                 --             --        37.83%
      Highest contract charges 1.70% Class B    $21.91            --                 --             --        36.17%
      All contract charges                          --           904            $20,462           0.00%          --
2012  Lowest contract charges 0.50% Class B     $17.66            --                 --             --         8.21%
      Highest contract charges 1.70% Class B    $16.09            --                 --             --         6.91%
      All contract charges                          --         1,066            $17,646           0.42%          --
2011  Lowest contract charges 0.50% Class B     $16.32            --                 --             --        (8.16)%
      Highest contract charges 1.70% Class B    $15.05            --                 --             --        (9.28)%
      All contract charges                          --         1,236            $19,050           0.25%          --
2010  Lowest contract charges 0.50% Class B     $17.77            --                 --             --        31.60%
      Highest contract charges 1.70% Class B    $16.59            --                 --             --        30.09%
      All contract charges                          --         1,297            $21,972           0.12%          --
2009  Lowest contract charges 0.50% Class B     $13.50            --                 --             --        56.25%
      Highest contract charges 1.70% Class B    $12.75            --                 --             --        54.36%
      All contract charges                          --         1,166            $15,126           0.00%          --
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 1.15% to 1.60%*
2013  Lowest contract charges 1.15% Class B     $12.29            --                 --             --        27.89%
      Highest contract charges 1.60% Class B    $11.88            --                 --             --        27.19%
      All contract charges                          --           274            $ 3,304           0.71%          --
2012  Lowest contract charges 1.15% Class B     $ 9.61            --                 --             --        12.79%
      Highest contract charges 1.60% Class B    $ 9.34            --                 --             --        12.39%
      All contract charges                          --           299            $ 2,837           1.32%          --
2011  Lowest contract charges 1.15% Class B     $ 8.52            --                 --             --        (5.54)%
      Highest contract charges 1.60% Class B    $ 8.31            --                 --             --        (6.00)%
      All contract charges                          --           359            $ 3,020           0.92%          --
2010  Lowest contract charges 0.50% Class B     $ 9.28            --                 --             --        11.35%
      Highest contract charges 1.70% Class B    $ 8.80            --                 --             --        10.03%
      All contract charges                          --           390            $ 3,475           1.74%          --
2009  Lowest contract charges 0.50% Class B     $ 8.33            --                 --             --        24.51%
      Highest contract charges 1.70% Class B    $ 8.00            --                 --             --        23.08%
      All contract charges                          --           496            $ 4,005           0.18%          --

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/QUALITY BOND PLUS (U)
      Unit Value 0.50% to 1.70%*
2013  Lowest contract charges 0.50% Class B     $19.81            --                 --             --        (2.75)%
      Highest contract charges 1.70% Class B    $15.49            --                 --             --        (3.97)%
      All contract charges                          --         3,083            $51,034           0.61%          --
2012  Lowest contract charges 1.15% Class B     $17.96            --                 --             --         1.47%
      Highest contract charges 1.70% Class B    $16.13            --                 --             --         0.94%
      All contract charges                          --           778            $13,254           0.58%          --
2011  Lowest contract charges 1.15% Class B     $17.70            --                 --             --         0.06%
      Highest contract charges 1.70% Class B    $15.98            --                 --             --        (0.50)%
      All contract charges                          --           894            $15,059           2.23%          --
2010  Lowest contract charges 0.50% Class B     $19.80            --                 --             --         5.73%
      Highest contract charges 1.70% Class B    $16.06            --                 --             --         4.45%
      All contract charges                          --         1,044            $17,588          10.02%          --
2009  Lowest contract charges 0.50% Class B     $18.73            --                 --             --         5.52%
      Highest contract charges 1.70% Class B    $15.38            --                 --             --         4.27%
      All contract charges                          --         1,216            $19,530           3.61%          --
EQ/SMALL COMPANY INDEX
      Unit Value 1.15% to 1.70%*
2013  Lowest contract charges 1.15% Class B     $25.19            --                 --             --        35.87%
      Highest contract charges 1.70% Class B    $23.04            --                 --             --        35.13%
      All contract charges                          --           899            $21,750           0.94%          --
2012  Lowest contract charges 1.15% Class B     $18.54            --                 --             --        14.23%
      Highest contract charges 1.70% Class B    $17.05            --                 --             --        13.59%
      All contract charges                          --           976            $17,421           1.48%          --
2011  Lowest contract charges 1.15% Class B     $16.23            --                 --             --        (5.09)%
      Highest contract charges 1.70% Class B    $15.01            --                 --             --        (5.66)%
      All contract charges                          --         1,083            $16,964           0.65%          --
2010  Lowest contract charges 0.50% Class B     $18.62            --                 --             --        25.16%
      Highest contract charges 1.70% Class B    $15.91            --                 --             --        23.68%
      All contract charges                          --         1,211            $20,035           0.92%          --
2009  Lowest contract charges 0.50% Class B     $14.88            --                 --             --        25.57%
      Highest contract charges 1.70% Class B    $12.86            --                 --             --        24.01%
      All contract charges                          --         1,404            $18,702           1.38%          --
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 1.15% to 1.60%*
2013  Lowest contract charges 1.15% Class B     $11.70            --                 --             --        25.54%
      Highest contract charges 1.60% Class B    $11.31            --                 --             --        24.83%
      All contract charges                          --           402            $ 4,628           0.99%          --
2012  Lowest contract charges 1.15% Class B     $ 9.32            --                 --             --        17.97%
      Highest contract charges 1.60% Class B    $ 9.06            --                 --             --        17.51%
      All contract charges                          --           298            $ 2,746           1.29%          --
2011  Lowest contract charges 1.15% Class B     $ 7.90            --                 --             --        (9.40)%
      Highest contract charges 1.60% Class B    $ 7.71            --                 --             --        (9.82)%
      All contract charges                          --           324            $ 2,537           1.85%          --
2010  Lowest contract charges 0.50% Class B     $ 8.97            --                 --             --         7.42%
      Highest contract charges 1.70% Class B    $ 8.51            --                 --             --         6.13%
      All contract charges                          --           300            $ 2,579           1.34%          --
2009  Lowest contract charges 0.50% Class B     $ 8.35            --                 --             --        29.46%
      Highest contract charges 1.70% Class B    $ 8.02            --                 --             --        27.91%
      All contract charges                          --           352            $ 2,855           1.50%          --

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER TECHNOLOGY
      Unit Value 0.50% to 1.70%*
2013  Lowest contract charge 0.50% Class B     $18.24            --                 --             --        34.91%
      Highest contract charge 1.70% Class B    $15.77            --                 --             --        33.31%
      All contract charges                         --         1,432            $23,251           0.00%          --
2012  Lowest contract charge 0.50% Class B     $13.52            --                 --             --        12.85%
      Highest contract charge 1.70% Class B    $11.83            --                 --             --        11.50%
      All contract charges                         --         1,632            $19,802           0.00%          --
2011  Lowest contract charge 0.50% Class B     $11.98            --                 --             --        (5.30)%
      Highest contract charge 1.70% Class B    $10.61            --                 --             --        (6.44)%
      All contract charges                         --         1,828            $19,862           0.00%          --
2010  Lowest contract charge 0.50% Class B     $12.65            --                 --             --        17.14%
      Highest contract charge 1.70% Class B    $11.34            --                 --             --        15.73%
      All contract charges                         --         2,034            $23,548           0.00%          --
2009  Lowest contract charge 0.50% Class B     $10.80            --                 --             --        57.66%
      Highest contract charge 1.70% Class B    $ 9.80            --                 --             --        55.80%
      All contract charges                         --         2,297            $22,932           0.00%          --

-----------
  (a)Units were made available on May 20, 2013.
  (b)EQ/International Core PLUS replaced EQ/MFS International Growth due to a fund substitution on June 21, 2013.
  (c)EQ/International Core PLUS replaced Multimanager International Equity due to a fund substitution on June 21, 2013.
  (d)EQ/Large Cap Core PLUS replaced EQ/Capital Guardian Research due to a fund substitution on June 21, 2013.
  (e)EQ/Large Cap Core PLUS replaced EQ/Davis New York Venture due to a fund substitution on June 21, 2013.
  (f)EQ/Large Cap Core PLUS replaced EQ/Lord Abbett Large Cap Core due to a fund substitution on June 21, 2013.
  (g)EQ/Large Cap Core PLUS replaced EQ/UBS Growth and Income due to a fund substitution on June 21, 2013.
  (h)EQ/Large Cap Core PLUS replaced Multimanager Large Cap Core Equity due to a fund substitution on June 21, 2013.
  (i)EQ/Large Cap Growth PLUS replaced EQ/T. Rowe Price Growth Stock due to a fund substitution on June 21, 2013.
  (j)EQ/Large Cap Growth PLUS replaced EQ/Wells Fargo Omega Growth due to a fund substitution on June 21, 2013.
  (k)Units were made available on July 1, 2013.
  (l)AXA Tactical Manager 2000 replaced Multimanager Small Cap Growth due to a fund substitution on July 12, 2013.
  (m)AXA Tactical Manager 2000 replaced Multimanager Small Cap Value due to a fund substitution on July 12, 2013.
  (n)EQ/Large Cap Growth PLUS replaced EQ/Equity Growth PLUS due to a fund substitution on July 12, 2013.
  (o)EQ/Large Cap Growth PLUS replaced EQ/Montag & Caldwell Growth due to a fund substitution on July 12, 2013.
  (p)EQ/Large Cap Growth PLUS replaced Multimanager Aggressive Equity due to a fund substitution on July 12, 2013.
  (q)AXA Tactical Manager 400 replaced Multimanager Mid Cap Growth due to a fund substitution on July 19, 2013.
  (r)EQ/AllianceBernstein Short Duration Government Bond replaced EQ/PIMCO Ultra Short Bond due to a fund substitution on July 19, 2013.
  (s)EQ/Global Multi-Sector Equity replaced EQ/Oppenheimer Global due to a fund substitution on July 19, 2013.
  (t)EQ/Mid Cap Value PLUS replaced Multimanager Mid Cap Value due to a fund substitution on July 19, 2013.
  (u)EQ/Quality Bond PLUS replaced Multimanager Core Bond due to a fund substitution on July 19, 2013.
  (v)EQ/Core Bond Index replaced EQ/Global Bond PLUS due to a fund substitution on July 26, 2013.
  (w)EQ/Core Bond Index replaced Multimanager Multi-Sector Bond due to a fund substitution on July 26, 2013.
  (x)EQ/Large Cap Value PLUS replaced EQ/BlackRock Basic Value Equity due to a fund substitution on July 26, 2013.
  (y)EQ/Large Cap Value PLUS replaced EQ/Boston Advisors Equity Income due to a fund substitution on July 26, 2013.
  (z)EQ/Large Cap Value PLUS replaced EQ/JPMorgan Value Opportunities due to a fund substitution on July 26, 2013.
 (aa)EQ/Large Cap Value PLUS replaced EQ/Invesco Comstock due to a fund substitution on July 26, 2013.
 (ab)EQ/Large Cap Value PLUS replaced Multimanager Large Cap Value due to a fund substitution on July 26, 2013.
  * This ratio represents the annual contract expenses consisting of mortality, risk, financial accounting and other expenses for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Account as Contractowners may not have selected all available and applicable contract options.
  ** This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invest.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2013

8. Financial Highlights (Concluded)

  ***This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2013 through the date on which the financial statements were issued.


                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............  F-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2013............  F-3
   Statements of Operations for the Year Ended December 31, 2013...... F-22
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2013 and 2012....................................... F-31
   Notes to Financial Statements...................................... F-46

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................. F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2013 and 2012.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2013, 2012 and 2011................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2013, 2012 and 2011................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2013,
     2012 and 2011...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2013, 2012 and 2011................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8


                                  F-1  #611967

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account No. 49 of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2013, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 21, 2014

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

                                                        AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE AXA CONSERVATIVE
                                                         ALLOCATION*    STRATEGY*     ALLOCATION*    GROWTH STRATEGY*
                                                        -------------- ------------ ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $2,977,630,281 $523,029,416  $1,573,793,270    $225,423,252
Receivable for shares of the Portfolios sold...........      1,469,150       45,832       1,955,744          12,426
                                                        -------------- ------------  --------------    ------------
   Total assets........................................  2,979,099,431  523,075,248   1,575,749,014     225,435,678
                                                        -------------- ------------  --------------    ------------

LIABILITIES:
Payable for policy-related transactions................      1,469,150       45,832       1,955,744          12,426
                                                        -------------- ------------  --------------    ------------
   Total liabilities...................................      1,469,150       45,832       1,955,744          12,426
                                                        -------------- ------------  --------------    ------------
NET ASSETS............................................. $2,977,630,281 $523,029,416  $1,573,793,270    $225,423,252
                                                        ============== ============  ==============    ============

NET ASSETS:
Accumulation Unit Value................................  2,977,597,916  523,022,548   1,573,696,927     225,419,946
Retained by AXA Equitable in Separate Account No. 49...         32,365        6,868          96,343           3,306
                                                        -------------- ------------  --------------    ------------
TOTAL NET ASSETS....................................... $2,977,630,281 $523,029,416  $1,573,793,270    $225,423,252
                                                        ============== ============  ==============    ============

Investments in shares of the Portfolios, at cost....... $2,457,598,686 $452,255,005  $1,574,565,313    $202,195,966
The Portfolios shares held
   Class B.............................................    249,400,405   37,496,133     162,604,090      17,013,398

                                                        AXA CONSERVATIVE
                                                           STRATEGY*
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $132,625,147
Receivable for shares of the Portfolios sold...........          7,457
                                                          ------------
   Total assets........................................    132,632,604
                                                          ------------

LIABILITIES:
Payable for policy-related transactions................          7,457
                                                          ------------
   Total liabilities...................................          7,457
                                                          ------------
NET ASSETS.............................................   $132,625,147
                                                          ============

NET ASSETS:
Accumulation Unit Value................................    132,621,718
Retained by AXA Equitable in Separate Account No. 49...          3,429
                                                          ------------
TOTAL NET ASSETS.......................................   $132,625,147
                                                          ============

Investments in shares of the Portfolios, at cost.......   $127,681,417
The Portfolios shares held
   Class B.............................................     11,307,342

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                        AXA CONSERVATIVE-  AXA GROWTH   AXA MODERATE    AXA MODERATE
                                                        PLUS ALLOCATION*   STRATEGY*    ALLOCATION*   GROWTH STRATEGY*
                                                        ----------------- ------------ -------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $1,525,472,610   $805,235,106 $6,625,098,404   $971,484,811
Receivable for shares of the Portfolios sold...........       1,284,627         65,564      7,565,768        135,272
                                                         --------------   ------------ --------------   ------------
   Total assets........................................   1,526,757,237    805,300,670  6,632,664,172    971,620,083
                                                         --------------   ------------ --------------   ------------

LIABILITIES:
Payable for policy-related transactions................       1,284,627         65,564      7,565,768        135,272
                                                         --------------   ------------ --------------   ------------
   Total liabilities...................................       1,284,627         65,564      7,565,768        135,272
                                                         --------------   ------------ --------------   ------------
NET ASSETS.............................................  $1,525,472,610   $805,235,106 $6,625,098,404   $971,484,811
                                                         ==============   ============ ==============   ============

NET ASSETS:
Accumulation Unit Value................................   1,525,428,985    805,226,332  6,624,903,367    971,458,393
Retained by AXA Equitable in Separate Account No. 49...          43,625          8,774        195,037         26,418
                                                         --------------   ------------ --------------   ------------
TOTAL NET ASSETS.......................................  $1,525,472,610   $805,235,106 $6,625,098,404   $971,484,811
                                                         ==============   ============ ==============   ============

Investments in shares of the Portfolios, at cost.......  $1,418,956,572   $651,224,566 $6,267,746,849   $808,697,515
The Portfolios shares held
   Class B.............................................     150,201,555     51,417,552    458,214,777     64,379,384

                                                        AXA MODERATE-PLUS
                                                           ALLOCATION*
                                                        -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $9,954,450,998
Receivable for shares of the Portfolios sold...........       2,798,729
                                                         --------------
   Total assets........................................   9,957,249,727
                                                         --------------

LIABILITIES:
Payable for policy-related transactions................       2,798,729
                                                         --------------
   Total liabilities...................................       2,798,729
                                                         --------------
NET ASSETS.............................................  $9,954,450,998
                                                         ==============

NET ASSETS:
Accumulation Unit Value................................   9,954,392,697
Retained by AXA Equitable in Separate Account No. 49...          58,301
                                                         --------------
TOTAL NET ASSETS.......................................  $9,954,450,998
                                                         ==============

Investments in shares of the Portfolios, at cost.......  $9,500,823,703
The Portfolios shares held
   Class B.............................................     853,813,318

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                                                   EQ/ALLIANCEBERNSTEIN
                                                        AXA TACTICAL AXA TACTICAL     SHORT DURATION    EQ/ALLIANCEBERNSTEIN
                                                        MANAGER 400* MANAGER 2000*   GOVERNMENT BOND*    SMALL CAP GROWTH*
                                                        ------------ ------------- -------------------- --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $364,112,250 $666,500,076      $855,250,087         $590,228,212
Receivable for shares of the Portfolios sold...........      221,319      262,923           930,316              192,464
                                                        ------------ ------------      ------------         ------------
   Total assets........................................  364,333,569  666,762,999       856,180,403          590,420,676
                                                        ------------ ------------      ------------         ------------

LIABILITIES:
Payable for policy-related transactions................      221,319      262,923           930,316              192,464
                                                        ------------ ------------      ------------         ------------
   Total liabilities...................................      221,319      262,923           930,316              192,464
                                                        ------------ ------------      ------------         ------------
NET ASSETS............................................. $364,112,250 $666,500,076      $855,250,087         $590,228,212
                                                        ============ ============      ============         ============

NET ASSETS:
Accumulation Unit Value................................  364,050,287  666,178,291       854,929,652          590,196,738
Retained by AXA Equitable in Separate Account No. 49...       61,963      321,785           320,435               31,474
                                                        ------------ ------------      ------------         ------------
TOTAL NET ASSETS....................................... $364,112,250 $666,500,076      $855,250,087         $590,228,212
                                                        ============ ============      ============         ============

Investments in shares of the Portfolios, at cost....... $350,559,211 $648,456,025      $858,080,722         $457,632,648
The Portfolios shares held
   Class B.............................................   18,266,650   35,049,557        86,028,723           28,845,761

                                                        EQ/AXA FRANKLIN
                                                        SMALL CAP VALUE
                                                             CORE*
                                                        ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $158,264,545
Receivable for shares of the Portfolios sold...........       153,407
                                                         ------------
   Total assets........................................   158,417,952
                                                         ------------

LIABILITIES:
Payable for policy-related transactions................       153,407
                                                         ------------
   Total liabilities...................................       153,407
                                                         ------------
NET ASSETS.............................................  $158,264,545
                                                         ============

NET ASSETS:
Accumulation Unit Value................................   158,250,554
Retained by AXA Equitable in Separate Account No. 49...        13,991
                                                         ------------
TOTAL NET ASSETS.......................................  $158,264,545
                                                         ============

Investments in shares of the Portfolios, at cost.......  $112,129,535
The Portfolios shares held
   Class B.............................................    10,818,173

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                         EQ/CALVERT
                                                          SOCIALLY   EQ/COMMON STOCK  EQ/CORE BOND  EQ/EQUITY 500
                                                        RESPONSIBLE*     INDEX*          INDEX*        INDEX*
                                                        ------------ --------------- -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $68,367,932   $910,105,918   $1,812,123,385 $1,674,658,539
Receivable for shares of the Portfolios sold...........      22,556        492,839        1,332,764        420,305
Receivable for policy-related transactions.............          --             --               --             --
                                                        -----------   ------------   -------------- --------------
   Total assets........................................  68,390,488    910,598,757    1,813,456,149  1,675,078,844
                                                        -----------   ------------   -------------- --------------

LIABILITIES:
Payable for shares for the Portfolios purchased........          --             --               --             --
Payable for policy-related transactions................      22,556        492,839        1,332,764        420,305
                                                        -----------   ------------   -------------- --------------
   Total liabilities...................................      22,556        492,839        1,332,764        420,305
                                                        -----------   ------------   -------------- --------------
NET ASSETS............................................. $68,367,932   $910,105,918   $1,812,123,385 $1,674,658,539
                                                        ===========   ============   ============== ==============

NET ASSETS:
Accumulation Unit Value................................  68,316,061    910,006,413    1,811,919,116  1,674,601,753
Retained by AXA Equitable in Separate Account No. 49...      51,871         99,505          204,269         56,786
                                                        -----------   ------------   -------------- --------------
TOTAL NET ASSETS....................................... $68,367,932   $910,105,918   $1,812,123,385 $1,674,658,539
                                                        ===========   ============   ============== ==============

Investments in shares of the Portfolios, at cost....... $48,628,184   $663,898,435   $1,837,096,712 $1,186,997,842
The Portfolios shares held
   Class B.............................................   6,171,276     38,555,598      183,324,978     52,244,286

                                                        EQ/FRANKLIN CORE
                                                           BALANCED*
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $745,099,977
Receivable for shares of the Portfolios sold...........             --
Receivable for policy-related transactions.............         55,577
                                                          ------------
   Total assets........................................    745,155,554
                                                          ------------

LIABILITIES:
Payable for shares for the Portfolios purchased........         55,577
Payable for policy-related transactions................             --
                                                          ------------
   Total liabilities...................................         55,577
                                                          ------------
NET ASSETS.............................................   $745,099,977
                                                          ============

NET ASSETS:
Accumulation Unit Value................................    745,090,210
Retained by AXA Equitable in Separate Account No. 49...          9,767
                                                          ------------
TOTAL NET ASSETS.......................................   $745,099,977
                                                          ============

Investments in shares of the Portfolios, at cost.......   $629,023,867
The Portfolios shares held
   Class B.............................................     74,626,003

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                         EQ/FRANKLIN
                                                          TEMPLETON    EQ/GAMCO MERGERS  EQ/GAMCO SMALL EQ/GLOBAL MULTI-
                                                         ALLOCATION*   AND ACQUISITIONS* COMPANY VALUE*  SECTOR EQUITY*
                                                        -------------- ----------------- -------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $1,414,859,080   $213,963,041    $1,115,231,561  $1,226,274,040
Receivable for shares of the Portfolios sold...........        966,733        210,957           431,790         893,512
                                                        --------------   ------------    --------------  --------------
   Total assets........................................  1,415,825,813    214,173,998     1,115,663,351   1,227,167,552
                                                        --------------   ------------    --------------  --------------

LIABILITIES:
Payable for policy-related transactions................        966,733        210,957           431,790         893,512
                                                        --------------   ------------    --------------  --------------
   Total liabilities...................................        966,733        210,957           431,790         893,512
                                                        --------------   ------------    --------------  --------------
NET ASSETS............................................. $1,414,859,080   $213,963,041    $1,115,231,561  $1,226,274,040
                                                        ==============   ============    ==============  ==============

NET ASSETS:
Accumulation Unit Value................................  1,414,846,796    213,866,713     1,115,195,167   1,226,262,429
Retained by AXA Equitable in Separate Account No. 49...         12,284         96,328            36,394          11,611
                                                        --------------   ------------    --------------  --------------
TOTAL NET ASSETS....................................... $1,414,859,080   $213,963,041    $1,115,231,561  $1,226,274,040
                                                        ==============   ============    ==============  ==============

Investments in shares of the Portfolios, at cost....... $1,067,836,103   $204,490,679    $  702,591,311  $  993,289,221
The Portfolios shares held
   Class B.............................................    141,007,989     16,215,679        19,908,123      83,103,833

                                                        EQ/INTERMEDIATE
                                                        GOVERNMENT BOND*
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $250,387,572
Receivable for shares of the Portfolios sold...........        363,087
                                                          ------------
   Total assets........................................    250,750,659
                                                          ------------

LIABILITIES:
Payable for policy-related transactions................        363,087
                                                          ------------
   Total liabilities...................................        363,087
                                                          ------------
NET ASSETS.............................................   $250,387,572
                                                          ============

NET ASSETS:
Accumulation Unit Value................................    250,364,675
Retained by AXA Equitable in Separate Account No. 49...         22,897
                                                          ------------
TOTAL NET ASSETS.......................................   $250,387,572
                                                          ============

Investments in shares of the Portfolios, at cost.......   $251,027,953
The Portfolios shares held
   Class B.............................................     24,684,214

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                        EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL  EQ/LARGE CAP
                                                           CORE PLUS*     EQUITY INDEX*     VALUE PLUS*      CORE PLUS*
                                                        ---------------- ---------------- ---------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $1,353,818,949    $697,353,713     $602,075,257   $1,856,137,833
Receivable for shares of the Portfolios sold...........       1,129,653         513,989          565,880        1,295,270
                                                         --------------    ------------     ------------   --------------
   Total assets........................................   1,354,948,602     697,867,702      602,641,137    1,857,433,103
                                                         --------------    ------------     ------------   --------------

LIABILITIES:
Payable for policy-related transactions................       1,129,653         513,989          565,880        1,295,270
                                                         --------------    ------------     ------------   --------------
   Total liabilities...................................       1,129,653         513,989          565,880        1,295,270
                                                         --------------    ------------     ------------   --------------
NET ASSETS.............................................  $1,353,818,949    $697,353,713     $602,075,257   $1,856,137,833
                                                         ==============    ============     ============   ==============

NET ASSETS:
Accumulation Unit Value................................   1,353,614,135     697,320,349      602,055,723    1,855,877,644
Retained by AXA Equitable in Separate Account No. 49...         204,814          33,364           19,534          260,189
                                                         --------------    ------------     ------------   --------------
TOTAL NET ASSETS.......................................  $1,353,818,949    $697,353,713     $602,075,257   $1,856,137,833
                                                         ==============    ============     ============   ==============

Investments in shares of the Portfolios, at cost.......  $1,196,455,577    $717,871,087     $546,633,210   $1,660,817,448
The Portfolios shares held
   Class B.............................................     131,138,947      72,307,578       46,145,895      213,086,757

                                                        EQ/LARGE CAP
                                                        GROWTH INDEX*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $516,441,288
Receivable for shares of the Portfolios sold...........       80,583
                                                        ------------
   Total assets........................................  516,521,871
                                                        ------------

LIABILITIES:
Payable for policy-related transactions................       80,583
                                                        ------------
   Total liabilities...................................       80,583
                                                        ------------
NET ASSETS............................................. $516,441,288
                                                        ============

NET ASSETS:
Accumulation Unit Value................................  516,365,520
Retained by AXA Equitable in Separate Account No. 49...       75,768
                                                        ------------
TOTAL NET ASSETS....................................... $516,441,288
                                                        ============

Investments in shares of the Portfolios, at cost....... $372,507,679
The Portfolios shares held
   Class B.............................................   41,890,361

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                         EQ/LARGE CAP  EQ/LARGE CAP  EQ/LARGE CAP
                                                         GROWTH PLUS*  VALUE INDEX*  VALUE PLUS*   EQ/MID CAP INDEX*
                                                        -------------- ------------ -------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $3,597,194,370 $391,830,272 $3,321,833,463   $897,508,490
Receivable for shares of the Portfolios sold...........      2,897,100      209,443      2,272,393        373,687
                                                        -------------- ------------ --------------   ------------
   Total assets........................................  3,600,091,470  392,039,715  3,324,105,856    897,882,177
                                                        -------------- ------------ --------------   ------------

LIABILITIES:
Payable for policy-related transactions................      2,897,100      209,443      2,272,393        366,239
                                                        -------------- ------------ --------------   ------------
   Total liabilities...................................      2,897,100      209,443      2,272,393        366,239
                                                        -------------- ------------ --------------   ------------
NET ASSETS............................................. $3,597,194,370 $391,830,272 $3,321,833,463   $897,515,938
                                                        ============== ============ ==============   ============

NET ASSETS:
Accumulation Unit Value................................  3,596,867,263  391,757,480  3,321,079,627    897,479,563
Retained by AXA Equitable in Separate Account No. 49...        327,107       72,792        753,836         36,375
                                                        -------------- ------------ --------------   ------------
TOTAL NET ASSETS....................................... $3,597,194,370 $391,830,272 $3,321,833,463   $897,515,938
                                                        ============== ============ ==============   ============

Investments in shares of the Portfolios, at cost....... $3,044,567,974 $292,026,940 $3,088,473,204   $640,228,465
The Portfolios shares held
   Class B.............................................    147,431,392   51,241,265    233,020,378     73,034,177

                                                        EQ/MID CAP VALUE
                                                             PLUS*
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $1,468,093,917
Receivable for shares of the Portfolios sold...........         955,677
                                                         --------------
   Total assets........................................   1,469,049,594
                                                         --------------

LIABILITIES:
Payable for policy-related transactions................         955,677
                                                         --------------
   Total liabilities...................................         955,677
                                                         --------------
NET ASSETS.............................................  $1,468,093,917
                                                         ==============

NET ASSETS:
Accumulation Unit Value................................   1,467,915,311
Retained by AXA Equitable in Separate Account No. 49...         178,606
                                                         --------------
TOTAL NET ASSETS.......................................  $1,468,093,917
                                                         ==============

Investments in shares of the Portfolios, at cost.......  $1,071,688,539
The Portfolios shares held
   Class B.............................................     105,906,046

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                                            EQ/MORGAN
                                                                         STANLEY MID CAP EQ/MUTUAL LARGE EQ/QUALITY BOND
                                                        EQ/MONEY MARKET*     GROWTH*       CAP EQUITY*        PLUS*
                                                        ---------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $624,649,409    $652,261,895    $207,207,250   $1,460,929,445
Receivable for shares of the Portfolios sold...........             --         236,135              --          623,814
Receivable for policy-related transactions.............      2,973,417              --         185,031               --
                                                          ------------    ------------    ------------   --------------
   Total assets........................................    627,622,826     652,498,030     207,392,281    1,461,553,259
                                                          ------------    ------------    ------------   --------------

LIABILITIES:
Payable for shares for the Portfolios purchased........      2,973,417              --         185,031               --
Payable for policy-related transactions................             --         236,135              --          623,814
                                                          ------------    ------------    ------------   --------------
   Total liabilities...................................      2,973,417         236,135         185,031          623,814
                                                          ------------    ------------    ------------   --------------
NET ASSETS.............................................   $624,649,409    $652,261,895    $207,207,250   $1,460,929,445
                                                          ============    ============    ============   ==============

NET ASSETS:
Accumulation Unit Value................................    624,635,202     652,248,611     207,188,836    1,460,900,707
Retained by AXA Equitable in Separate Account No. 49...         14,207          13,284          18,414           28,738
                                                          ------------    ------------    ------------   --------------
TOTAL NET ASSETS.......................................   $624,649,409    $652,261,895    $207,207,250   $1,460,929,445
                                                          ============    ============    ============   ==============

Investments in shares of the Portfolios, at cost.......   $624,651,591    $521,061,342    $148,880,152   $1,482,087,354
The Portfolios shares held
   Class B.............................................    624,648,235      32,248,527      17,199,815      174,925,132

                                                           EQ/SMALL
                                                        COMPANY INDEX*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $584,577,742
Receivable for shares of the Portfolios sold...........       663,911
Receivable for policy-related transactions.............            --
                                                         ------------
   Total assets........................................   585,241,653
                                                         ------------

LIABILITIES:
Payable for shares for the Portfolios purchased........            --
Payable for policy-related transactions................       663,911
                                                         ------------
   Total liabilities...................................       663,911
                                                         ------------
NET ASSETS.............................................  $584,577,742
                                                         ============

NET ASSETS:
Accumulation Unit Value................................   584,509,075
Retained by AXA Equitable in Separate Account No. 49...        68,667
                                                         ------------
TOTAL NET ASSETS.......................................  $584,577,742
                                                         ============

Investments in shares of the Portfolios, at cost.......  $437,884,921
The Portfolios shares held
   Class B.............................................    47,617,073

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                         EQ/TEMPLETON  MULTIMANAGER
                                                        GLOBAL EQUITY* TECHNOLOGY*
                                                        -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $294,594,084  $456,169,035
Receivable for shares of the Portfolios sold...........            --       301,697
Receivable for policy-related transactions.............        21,073            --
                                                         ------------  ------------
   Total assets........................................   294,615,157   456,470,732
                                                         ------------  ------------

LIABILITIES:
Payable for shares for the Portfolios purchased........        21,073            --
Payable for policy-related transactions................            --       301,697
                                                         ------------  ------------
   Total liabilities...................................        21,073       301,697
                                                         ------------  ------------
NET ASSETS.............................................  $294,594,084  $456,169,035
                                                         ============  ============

NET ASSETS:
Accumulation Unit Value................................   294,585,647   456,103,119
Retained by AXA Equitable in Separate Account No. 49...         8,437        65,916
                                                         ------------  ------------
TOTAL NET ASSETS.......................................  $294,594,084  $456,169,035
                                                         ============  ============

Investments in shares of the Portfolios, at cost.......  $234,061,019  $299,920,656
The Portfolios shares held
   Class B.............................................    25,559,624    24,328,710

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION........   0.95%         B          $15.45         35
AXA AGGRESSIVE ALLOCATION........   1.15%         B          $15.15        640
AXA AGGRESSIVE ALLOCATION........   1.20%         B          $15.07      2,693
AXA AGGRESSIVE ALLOCATION........   1.25%         B          $16.64     15,272
AXA AGGRESSIVE ALLOCATION........   1.30%         B          $15.75     44,531
AXA AGGRESSIVE ALLOCATION........   1.35%         B          $14.85      1,029
AXA AGGRESSIVE ALLOCATION........   1.40%         B          $14.77      2,904
AXA AGGRESSIVE ALLOCATION........   1.50%         B          $16.21     16,281
AXA AGGRESSIVE ALLOCATION........   1.55%         B          $14.55     32,170
AXA AGGRESSIVE ALLOCATION........   1.60%         B          $14.48      1,519
AXA AGGRESSIVE ALLOCATION........   1.65%         B          $15.95     67,306
AXA AGGRESSIVE ALLOCATION........   1.70%         B          $15.87      5,337
AXA AGGRESSIVE ALLOCATION........   1.90%         B          $14.05         48

AXA BALANCED STRATEGY............   1.30%         B          $14.18     25,062
AXA BALANCED STRATEGY............   1.55%         B          $14.01      6,021
AXA BALANCED STRATEGY............   1.65%         B          $13.95      5,609
AXA BALANCED STRATEGY............   1.70%         B          $13.91        371

AXA CONSERVATIVE ALLOCATION......   1.15%         B          $12.49        462
AXA CONSERVATIVE ALLOCATION......   1.20%         B          $12.42      3,614
AXA CONSERVATIVE ALLOCATION......   1.25%         B          $12.97      9,946
AXA CONSERVATIVE ALLOCATION......   1.30%         B          $12.90     22,105
AXA CONSERVATIVE ALLOCATION......   1.35%         B          $12.24      1,805
AXA CONSERVATIVE ALLOCATION......   1.40%         B          $12.18      6,701
AXA CONSERVATIVE ALLOCATION......   1.50%         B          $12.63     16,641
AXA CONSERVATIVE ALLOCATION......   1.55%         B          $12.00     20,639
AXA CONSERVATIVE ALLOCATION......   1.60%         B          $11.94      3,170
AXA CONSERVATIVE ALLOCATION......   1.65%         B          $12.43     36,810
AXA CONSERVATIVE ALLOCATION......   1.70%         B          $12.37      4,157
AXA CONSERVATIVE ALLOCATION......   1.80%         B          $11.70         49

AXA CONSERVATIVE GROWTH STRATEGY.   1.30%         B          $13.49      9,356
AXA CONSERVATIVE GROWTH STRATEGY.   1.55%         B          $13.33      3,494
AXA CONSERVATIVE GROWTH STRATEGY.   1.65%         B          $13.27      3,734
AXA CONSERVATIVE GROWTH STRATEGY.   1.70%         B          $13.24        235

AXA CONSERVATIVE STRATEGY........   1.30%         B          $11.91      6,313
AXA CONSERVATIVE STRATEGY........   1.55%         B          $11.77      2,309
AXA CONSERVATIVE STRATEGY........   1.65%         B          $11.72      2,309
AXA CONSERVATIVE STRATEGY........   1.70%         B          $11.69        275

AXA CONSERVATIVE-PLUS ALLOCATION.   1.15%         B          $13.14        353
AXA CONSERVATIVE-PLUS ALLOCATION.   1.20%         B          $13.07      2,927
AXA CONSERVATIVE-PLUS ALLOCATION.   1.25%         B          $13.86     12,125
AXA CONSERVATIVE-PLUS ALLOCATION.   1.30%         B          $13.79     20,527
AXA CONSERVATIVE-PLUS ALLOCATION.   1.35%         B          $12.88        961
AXA CONSERVATIVE-PLUS ALLOCATION.   1.40%         B          $12.81      4,376
AXA CONSERVATIVE-PLUS ALLOCATION.   1.50%         B          $13.51     16,398
AXA CONSERVATIVE-PLUS ALLOCATION.   1.55%         B          $12.62     17,375
AXA CONSERVATIVE-PLUS ALLOCATION.   1.60%         B          $12.56      2,434
AXA CONSERVATIVE-PLUS ALLOCATION.   1.65%         B          $13.29     33,466

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
AXA CONSERVATIVE-PLUS ALLOCATION.   1.70%         B          $13.22       3,311
AXA CONSERVATIVE-PLUS ALLOCATION.   1.70%         B          $13.23         195
AXA CONSERVATIVE-PLUS ALLOCATION.   1.80%         B          $12.31           2
AXA CONSERVATIVE-PLUS ALLOCATION.   1.90%         B          $12.18          26

AXA GROWTH STRATEGY..............   1.30%         B          $15.93      27,093
AXA GROWTH STRATEGY..............   1.55%         B          $15.75       9,821
AXA GROWTH STRATEGY..............   1.65%         B          $15.67      13,365
AXA GROWTH STRATEGY..............   1.70%         B          $15.64         610

AXA MODERATE ALLOCATION..........   0.95%         B          $62.84          --
AXA MODERATE ALLOCATION..........   1.15%         B          $59.39         343
AXA MODERATE ALLOCATION..........   1.20%         B          $58.55       3,004
AXA MODERATE ALLOCATION..........   1.25%         B          $14.46      47,453
AXA MODERATE ALLOCATION..........   1.30%         B          $14.31      96,339
AXA MODERATE ALLOCATION..........   1.35%         B          $56.12         906
AXA MODERATE ALLOCATION..........   1.40%         B          $55.33       5,236
AXA MODERATE ALLOCATION..........   1.50%         B          $14.09      62,976
AXA MODERATE ALLOCATION..........   1.55%         B          $53.03      17,620
AXA MODERATE ALLOCATION..........   1.60%         B          $52.28       2,306
AXA MODERATE ALLOCATION..........   1.65%         B          $13.87     138,175
AXA MODERATE ALLOCATION..........   1.70%         B          $50.82       3,211
AXA MODERATE ALLOCATION..........   1.80%         B          $49.39          29
AXA MODERATE ALLOCATION..........   1.90%         B          $48.01           3

AXA MODERATE GROWTH STRATEGY.....   1.30%         B          $15.31      37,849
AXA MODERATE GROWTH STRATEGY.....   1.55%         B          $15.13      13,334
AXA MODERATE GROWTH STRATEGY.....   1.65%         B          $15.06      11,837
AXA MODERATE GROWTH STRATEGY.....   1.70%         B          $15.03         782

AXA MODERATE-PLUS ALLOCATION.....   0.95%         B          $15.00           1
AXA MODERATE-PLUS ALLOCATION.....   1.15%         B          $14.70       1,886
AXA MODERATE-PLUS ALLOCATION.....   1.20%         B          $14.63       8,844
AXA MODERATE-PLUS ALLOCATION.....   1.25%         B          $16.11      65,455
AXA MODERATE-PLUS ALLOCATION.....   1.30%         B          $16.02     127,540
AXA MODERATE-PLUS ALLOCATION.....   1.35%         B          $14.41       3,399
AXA MODERATE-PLUS ALLOCATION.....   1.40%         B          $14.34      13,815
AXA MODERATE-PLUS ALLOCATION.....   1.50%         B          $15.69      71,873
AXA MODERATE-PLUS ALLOCATION.....   1.55%         B          $14.12     104,418
AXA MODERATE-PLUS ALLOCATION.....   1.60%         B          $14.05       5,692
AXA MODERATE-PLUS ALLOCATION.....   1.65%         B          $15.45     225,044
AXA MODERATE-PLUS ALLOCATION.....   1.70%         B          $15.37      19,057
AXA MODERATE-PLUS ALLOCATION.....   1.80%         B          $13.77          39

AXA TACTICAL MANAGER 400.........   0.95%         B          $11.28          37
AXA TACTICAL MANAGER 400.........   1.20%         B          $11.26       3,394
AXA TACTICAL MANAGER 400.........   1.25%         B          $11.26       3,022
AXA TACTICAL MANAGER 400.........   1.30%         B          $11.25       2,940
AXA TACTICAL MANAGER 400.........   1.35%         B          $11.25         395
AXA TACTICAL MANAGER 400.........   1.40%         B          $11.25       5,475
AXA TACTICAL MANAGER 400.........   1.50%         B          $11.24       4,486
AXA TACTICAL MANAGER 400.........   1.55%         B          $11.24       2,957
AXA TACTICAL MANAGER 400.........   1.60%         B          $11.23       1,980
AXA TACTICAL MANAGER 400.........   1.65%         B          $11.23       6,363
AXA TACTICAL MANAGER 400.........   1.70%         B          $11.23       1,319

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                     -------- --------------- ---------- -----------
AXA TACTICAL MANAGER 400............................   1.80%         B          $11.22         10
AXA TACTICAL MANAGER 400............................   1.90%         B          $11.21          2

AXA TACTICAL MANAGER 2000...........................   0.95%         B          $11.98         38
AXA TACTICAL MANAGER 2000...........................   1.20%         B          $11.96      5,212
AXA TACTICAL MANAGER 2000...........................   1.25%         B          $11.95      7,180
AXA TACTICAL MANAGER 2000...........................   1.30%         B          $11.95      4,902
AXA TACTICAL MANAGER 2000...........................   1.35%         B          $11.95      2,480
AXA TACTICAL MANAGER 2000...........................   1.40%         B          $11.94      6,582
AXA TACTICAL MANAGER 2000...........................   1.50%         B          $11.94      9,453
AXA TACTICAL MANAGER 2000...........................   1.55%         B          $11.93      5,581
AXA TACTICAL MANAGER 2000...........................   1.60%         B          $11.93      3,023
AXA TACTICAL MANAGER 2000...........................   1.65%         B          $11.92     10,283
AXA TACTICAL MANAGER 2000...........................   1.70%         B          $11.92      1,025
AXA TACTICAL MANAGER 2000...........................   1.80%         B          $11.91         33
AXA TACTICAL MANAGER 2000...........................   1.90%         B          $11.90          7

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.   0.95%         B          $ 9.88         --
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.   1.20%         B          $ 9.87      2,649
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.   1.25%         B          $ 9.86      9,089
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.   1.30%         B          $ 9.86     12,464
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.   1.35%         B          $ 9.86      1,193
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.   1.40%         B          $ 9.85      5,276
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.   1.50%         B          $ 9.85     13,536
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.   1.55%         B          $ 9.84     11,178
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.   1.60%         B          $ 9.84      2,674
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.   1.65%         B          $ 9.84     26,359
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.   1.70%         B          $ 9.84      2,365
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.   1.80%         B          $ 9.83         13
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.   1.90%         B          $ 9.82         11

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   0.95%         B          $32.74          8
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.20%         B          $31.39      1,346
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.25%         B          $24.37      2,418
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.30%         B          $24.16      2,885
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.35%         B          $30.61      1,105
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.40%         B          $30.35      2,354
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.50%         B          $23.74      3,928
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.55%         B          $29.59      2,625
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.60%         B          $29.34        979
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.65%         B          $23.37      4,353
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.70%         B          $28.85        423
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.80%         B          $28.36          5
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.90%         B          $27.88          1

EQ/AXA FRANKLIN SMALL CAP VALUE CORE................   1.20%         B          $13.93        244
EQ/AXA FRANKLIN SMALL CAP VALUE CORE................   1.25%         B          $13.88        483
EQ/AXA FRANKLIN SMALL CAP VALUE CORE................   1.30%         B          $13.82      3,170
EQ/AXA FRANKLIN SMALL CAP VALUE CORE................   1.35%         B          $13.77        149
EQ/AXA FRANKLIN SMALL CAP VALUE CORE................   1.40%         B          $13.72        317
EQ/AXA FRANKLIN SMALL CAP VALUE CORE................   1.50%         B          $13.62        769
EQ/AXA FRANKLIN SMALL CAP VALUE CORE................   1.55%         B          $13.57      1,893
EQ/AXA FRANKLIN SMALL CAP VALUE CORE................   1.60%         B          $13.52        127
EQ/AXA FRANKLIN SMALL CAP VALUE CORE................   1.65%         B          $13.47      4,088

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                      -------- --------------- ---------- -----------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.70%         B         $ 13.42        370
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.80%         B         $ 13.32         --

EQ/CALVERT SOCIALLY RESPONSIBLE......   1.20%         B         $ 11.95        343
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.25%         B         $ 15.61        594
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.30%         B         $ 15.50        521
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.35%         B         $ 11.69         76
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.40%         B         $ 11.61        508
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.50%         B         $ 15.21        844
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.55%         B         $ 11.36        823
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.60%         B         $ 11.27        233
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.65%         B         $ 14.97        894
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.70%         B         $ 11.11        169
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.80%         B         $ 10.95          1

EQ/COMMON STOCK INDEX................   0.95%         B         $376.95         --
EQ/COMMON STOCK INDEX................   1.20%         B         $342.50        185
EQ/COMMON STOCK INDEX................   1.25%         B         $ 16.91      6,104
EQ/COMMON STOCK INDEX................   1.30%         B         $ 16.58      5,166
EQ/COMMON STOCK INDEX................   1.35%         B         $323.33        301
EQ/COMMON STOCK INDEX................   1.40%         B         $317.17        311
EQ/COMMON STOCK INDEX................   1.50%         B         $ 16.48     10,756
EQ/COMMON STOCK INDEX................   1.55%         B         $299.39        370
EQ/COMMON STOCK INDEX................   1.60%         B         $293.69        156
EQ/COMMON STOCK INDEX................   1.65%         B         $ 16.22      7,094
EQ/COMMON STOCK INDEX................   1.70%         B         $282.60         42
EQ/COMMON STOCK INDEX................   1.80%         B         $271.90          1
EQ/COMMON STOCK INDEX................   1.90%         B         $261.60          1

EQ/CORE BOND INDEX...................   0.65%         B         $ 10.26         27
EQ/CORE BOND INDEX...................   0.95%         B         $ 15.08          7
EQ/CORE BOND INDEX...................   1.20%         B         $ 14.48      9,615
EQ/CORE BOND INDEX...................   1.25%         B         $ 10.06        483
EQ/CORE BOND INDEX...................   1.25%         B         $ 10.82     18,269
EQ/CORE BOND INDEX...................   1.30%         B         $ 10.73     19,216
EQ/CORE BOND INDEX...................   1.35%         B         $ 14.14      4,221
EQ/CORE BOND INDEX...................   1.40%         B         $ 14.02     15,010
EQ/CORE BOND INDEX...................   1.50%         B         $ 10.54     27,530
EQ/CORE BOND INDEX...................   1.55%         B         $ 13.68     16,981
EQ/CORE BOND INDEX...................   1.60%         B         $ 13.57      7,482
EQ/CORE BOND INDEX...................   1.65%         B         $  9.69         38
EQ/CORE BOND INDEX...................   1.65%         B         $ 10.37     31,741
EQ/CORE BOND INDEX...................   1.70%         B         $ 13.36      2,894
EQ/CORE BOND INDEX...................   1.80%         B         $ 13.14         72
EQ/CORE BOND INDEX...................   1.90%         B         $ 12.93         17

EQ/EQUITY 500 INDEX..................   0.65%         B         $ 16.65         53
EQ/EQUITY 500 INDEX..................   0.95%         B         $ 43.02          2
EQ/EQUITY 500 INDEX..................   1.20%         B         $ 40.92      3,661
EQ/EQUITY 500 INDEX..................   1.25%         B         $ 16.33        859
EQ/EQUITY 500 INDEX..................   1.25%         B         $ 18.33      9,201
EQ/EQUITY 500 INDEX..................   1.30%         B         $ 18.15      9,644
EQ/EQUITY 500 INDEX..................   1.35%         B         $ 39.70      2,058
EQ/EQUITY 500 INDEX..................   1.40%         B         $ 39.30      5,145

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX...............   1.50%         B          $17.86     11,518
EQ/EQUITY 500 INDEX...............   1.55%         B          $38.14      4,537
EQ/EQUITY 500 INDEX...............   1.60%         B          $37.75      2,945
EQ/EQUITY 500 INDEX...............   1.65%         B          $12.88         74
EQ/EQUITY 500 INDEX...............   1.65%         B          $17.58     17,846
EQ/EQUITY 500 INDEX...............   1.70%         B          $37.00      2,025
EQ/EQUITY 500 INDEX...............   1.80%         B          $36.26         69
EQ/EQUITY 500 INDEX...............   1.90%         B          $35.54          7

EQ/FRANKLIN CORE BALANCED.........   0.95%         B          $12.60         15
EQ/FRANKLIN CORE BALANCED.........   1.20%         B          $12.36      2,499
EQ/FRANKLIN CORE BALANCED.........   1.25%         B          $12.32      5,315
EQ/FRANKLIN CORE BALANCED.........   1.30%         B          $12.27      9,336
EQ/FRANKLIN CORE BALANCED.........   1.35%         B          $12.23        780
EQ/FRANKLIN CORE BALANCED.........   1.40%         B          $12.18      3,412
EQ/FRANKLIN CORE BALANCED.........   1.50%         B          $12.09      8,007
EQ/FRANKLIN CORE BALANCED.........   1.55%         B          $12.05      8,940
EQ/FRANKLIN CORE BALANCED.........   1.60%         B          $12.00      1,477
EQ/FRANKLIN CORE BALANCED.........   1.65%         B          $11.96     19,835
EQ/FRANKLIN CORE BALANCED.........   1.70%         B          $11.91      1,952
EQ/FRANKLIN CORE BALANCED.........   1.80%         B          $11.83          8

EQ/FRANKLIN TEMPLETON ALLOCATION..   1.15%         B          $10.75        605
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.20%         B          $10.72      1,022
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.25%         B          $10.68      3,733
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.30%         B          $10.64     38,322
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.35%         B          $10.61        456
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.40%         B          $10.57      1,917
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.50%         B          $10.50      5,886
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.55%         B          $10.47     22,046
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.60%         B          $10.43      1,068
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.65%         B          $10.40     55,741
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.70%         B          $10.36      3,972
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.80%         B          $10.29          4

EQ/GAMCO MERGERS AND ACQUISITIONS.   1.20%         B          $14.45        634
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.25%         B          $14.39      1,727
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.30%         B          $14.07      2,329
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.35%         B          $14.26        168
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.40%         B          $14.20      1,131
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.50%         B          $14.07      2,399
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.55%         B          $14.01      2,381
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.60%         B          $13.95        268
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.65%         B          $13.89      3,792
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.70%         B          $13.83        368
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.80%         B          $13.71          2

EQ/GAMCO SMALL COMPANY VALUE......   1.20%         B          $58.46        755
EQ/GAMCO SMALL COMPANY VALUE......   1.25%         B          $57.72      2,254
EQ/GAMCO SMALL COMPANY VALUE......   1.30%         B          $88.35      2,180
EQ/GAMCO SMALL COMPANY VALUE......   1.35%         B          $56.25        253
EQ/GAMCO SMALL COMPANY VALUE......   1.40%         B          $55.53      1,490
EQ/GAMCO SMALL COMPANY VALUE......   1.50%         B          $54.12      3,581
EQ/GAMCO SMALL COMPANY VALUE......   1.55%         B          $53.42      3,577

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/GAMCO SMALL COMPANY VALUE....   1.60%         B          $52.74        329
EQ/GAMCO SMALL COMPANY VALUE....   1.65%         B          $52.06      4,146
EQ/GAMCO SMALL COMPANY VALUE....   1.70%         B          $51.39        637
EQ/GAMCO SMALL COMPANY VALUE....   1.80%         B          $50.08          6
EQ/GAMCO SMALL COMPANY VALUE....   1.90%         B          $48.80          6

EQ/GLOBAL MULTI-SECTOR EQUITY...   0.95%         B          $22.90         18
EQ/GLOBAL MULTI-SECTOR EQUITY...   1.20%         B          $21.97      2,362
EQ/GLOBAL MULTI-SECTOR EQUITY...   1.25%         B          $28.54      4,817
EQ/GLOBAL MULTI-SECTOR EQUITY...   1.30%         B          $28.30      6,808
EQ/GLOBAL MULTI-SECTOR EQUITY...   1.35%         B          $21.43      1,194
EQ/GLOBAL MULTI-SECTOR EQUITY...   1.40%         B          $21.26      4,466
EQ/GLOBAL MULTI-SECTOR EQUITY...   1.50%         B          $27.80      7,832
EQ/GLOBAL MULTI-SECTOR EQUITY...   1.55%         B          $20.73      8,620
EQ/GLOBAL MULTI-SECTOR EQUITY...   1.60%         B          $20.56      1,448
EQ/GLOBAL MULTI-SECTOR EQUITY...   1.65%         B          $27.37      9,769
EQ/GLOBAL MULTI-SECTOR EQUITY...   1.70%         B          $20.22      1,438
EQ/GLOBAL MULTI-SECTOR EQUITY...   1.80%         B          $19.89         28
EQ/GLOBAL MULTI-SECTOR EQUITY...   1.90%         B          $19.56          3

EQ/INTERMEDIATE GOVERNMENT BOND.   1.20%         B          $21.03      1,180
EQ/INTERMEDIATE GOVERNMENT BOND.   1.25%         B          $11.18      1,585
EQ/INTERMEDIATE GOVERNMENT BOND.   1.30%         B          $11.05      4,075
EQ/INTERMEDIATE GOVERNMENT BOND.   1.35%         B          $20.31        296
EQ/INTERMEDIATE GOVERNMENT BOND.   1.40%         B          $20.08      1,750
EQ/INTERMEDIATE GOVERNMENT BOND.   1.50%         B          $10.89      2,162
EQ/INTERMEDIATE GOVERNMENT BOND.   1.55%         B          $19.40      1,946
EQ/INTERMEDIATE GOVERNMENT BOND.   1.60%         B          $19.17        777
EQ/INTERMEDIATE GOVERNMENT BOND.   1.65%         B          $10.72      3,689
EQ/INTERMEDIATE GOVERNMENT BOND.   1.70%         B          $18.74        317
EQ/INTERMEDIATE GOVERNMENT BOND.   1.90%         B          $17.89          1

EQ/INTERNATIONAL CORE PLUS......   0.95%         B          $14.94         19
EQ/INTERNATIONAL CORE PLUS......   1.20%         B          $14.40      5,773
EQ/INTERNATIONAL CORE PLUS......   1.25%         B          $16.69      9,426
EQ/INTERNATIONAL CORE PLUS......   1.30%         B          $16.57     11,698
EQ/INTERNATIONAL CORE PLUS......   1.35%         B          $14.08      1,496
EQ/INTERNATIONAL CORE PLUS......   1.40%         B          $13.98      8,303
EQ/INTERNATIONAL CORE PLUS......   1.50%         B          $16.26     11,328
EQ/INTERNATIONAL CORE PLUS......   1.55%         B          $13.67     12,569
EQ/INTERNATIONAL CORE PLUS......   1.60%         B          $13.57      4,695
EQ/INTERNATIONAL CORE PLUS......   1.65%         B          $16.01     20,329
EQ/INTERNATIONAL CORE PLUS......   1.70%         B          $13.37      2,740
EQ/INTERNATIONAL CORE PLUS......   1.80%         B          $13.17         23
EQ/INTERNATIONAL CORE PLUS......   1.90%         B          $12.97          2

EQ/INTERNATIONAL EQUITY INDEX...   0.95%         B          $16.50          1
EQ/INTERNATIONAL EQUITY INDEX...   1.20%         B          $15.73      2,918
EQ/INTERNATIONAL EQUITY INDEX...   1.25%         B          $15.18      5,897
EQ/INTERNATIONAL EQUITY INDEX...   1.30%         B          $15.03      6,582
EQ/INTERNATIONAL EQUITY INDEX...   1.35%         B          $15.29        885
EQ/INTERNATIONAL EQUITY INDEX...   1.40%         B          $15.15      4,090
EQ/INTERNATIONAL EQUITY INDEX...   1.50%         B          $14.79      7,409
EQ/INTERNATIONAL EQUITY INDEX...   1.55%         B          $14.72      5,844
EQ/INTERNATIONAL EQUITY INDEX...   1.60%         B          $14.58      1,622

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX.   1.65%         B          $14.56      9,667
EQ/INTERNATIONAL EQUITY INDEX.   1.70%         B          $14.31      1,905
EQ/INTERNATIONAL EQUITY INDEX.   1.80%         B          $14.04         16
EQ/INTERNATIONAL EQUITY INDEX.   1.90%         B          $13.77          5

EQ/INTERNATIONAL VALUE PLUS...   0.95%         B          $22.71          5
EQ/INTERNATIONAL VALUE PLUS...   1.20%         B          $21.78      1,941
EQ/INTERNATIONAL VALUE PLUS...   1.25%         B          $16.93      4,049
EQ/INTERNATIONAL VALUE PLUS...   1.30%         B          $16.78      3,891
EQ/INTERNATIONAL VALUE PLUS...   1.35%         B          $21.23      2,312
EQ/INTERNATIONAL VALUE PLUS...   1.40%         B          $21.05      2,496
EQ/INTERNATIONAL VALUE PLUS...   1.50%         B          $16.49      5,433
EQ/INTERNATIONAL VALUE PLUS...   1.55%         B          $20.53      4,007
EQ/INTERNATIONAL VALUE PLUS...   1.60%         B          $20.35      1,290
EQ/INTERNATIONAL VALUE PLUS...   1.65%         B          $16.23      6,963
EQ/INTERNATIONAL VALUE PLUS...   1.70%         B          $20.01        630
EQ/INTERNATIONAL VALUE PLUS...   1.80%         B          $19.67         21
EQ/INTERNATIONAL VALUE PLUS...   1.90%         B          $19.34          4

EQ/LARGE CAP CORE PLUS........   0.95%         B          $13.91         40
EQ/LARGE CAP CORE PLUS........   1.20%         B          $13.39     12,581
EQ/LARGE CAP CORE PLUS........   1.25%         B          $17.12     10,878
EQ/LARGE CAP CORE PLUS........   1.30%         B          $16.99     11,496
EQ/LARGE CAP CORE PLUS........   1.35%         B          $13.09      8,007
EQ/LARGE CAP CORE PLUS........   1.40%         B          $12.99     15,079
EQ/LARGE CAP CORE PLUS........   1.50%         B          $16.68     11,853
EQ/LARGE CAP CORE PLUS........   1.55%         B          $12.70     15,486
EQ/LARGE CAP CORE PLUS........   1.60%         B          $12.60     12,337
EQ/LARGE CAP CORE PLUS........   1.65%         B          $16.42     24,861
EQ/LARGE CAP CORE PLUS........   1.70%         B          $12.41      3,676
EQ/LARGE CAP CORE PLUS........   1.80%         B          $12.22         84
EQ/LARGE CAP CORE PLUS........   1.90%         B          $12.04         14

EQ/LARGE CAP GROWTH INDEX.....   0.95%         B          $12.04         12
EQ/LARGE CAP GROWTH INDEX.....   1.20%         B          $11.60      2,716
EQ/LARGE CAP GROWTH INDEX.....   1.25%         B          $20.19      2,515
EQ/LARGE CAP GROWTH INDEX.....   1.30%         B          $20.04      2,586
EQ/LARGE CAP GROWTH INDEX.....   1.35%         B          $11.35      2,124
EQ/LARGE CAP GROWTH INDEX.....   1.40%         B          $11.26      4,633
EQ/LARGE CAP GROWTH INDEX.....   1.50%         B          $19.67      3,431
EQ/LARGE CAP GROWTH INDEX.....   1.55%         B          $11.01      7,133
EQ/LARGE CAP GROWTH INDEX.....   1.60%         B          $10.93      3,803
EQ/LARGE CAP GROWTH INDEX.....   1.65%         B          $19.37      5,151
EQ/LARGE CAP GROWTH INDEX.....   1.70%         B          $10.77      1,619
EQ/LARGE CAP GROWTH INDEX.....   1.80%         B          $10.61         78
EQ/LARGE CAP GROWTH INDEX.....   1.90%         B          $10.45         15

EQ/LARGE CAP GROWTH PLUS......   0.95%         B          $24.00         15
EQ/LARGE CAP GROWTH PLUS......   1.20%         B          $23.01     10,932
EQ/LARGE CAP GROWTH PLUS......   1.25%         B          $19.56     20,090
EQ/LARGE CAP GROWTH PLUS......   1.30%         B          $19.39     22,792
EQ/LARGE CAP GROWTH PLUS......   1.35%         B          $22.43      5,622
EQ/LARGE CAP GROWTH PLUS......   1.40%         B          $22.25     16,919
EQ/LARGE CAP GROWTH PLUS......   1.50%         B          $19.06     28,679

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                 UNITS
                          CONTRACT                            OUTSTANDING
                          CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                          -------- --------------- ---------- -----------
EQ/LARGE CAP GROWTH PLUS.   1.55%         B          $21.69     20,677
EQ/LARGE CAP GROWTH PLUS.   1.60%         B          $21.51      7,934
EQ/LARGE CAP GROWTH PLUS.   1.65%         B          $18.76     40,272
EQ/LARGE CAP GROWTH PLUS.   1.70%         B          $21.14      4,038
EQ/LARGE CAP GROWTH PLUS.   1.80%         B          $20.79         51
EQ/LARGE CAP GROWTH PLUS.   1.90%         B          $20.44         16

EQ/LARGE CAP VALUE INDEX.   1.20%         B          $ 8.78      1,308
EQ/LARGE CAP VALUE INDEX.   1.25%         B          $ 8.75      5,146
EQ/LARGE CAP VALUE INDEX.   1.30%         B          $ 8.71      6,966
EQ/LARGE CAP VALUE INDEX.   1.35%         B          $ 8.80        465
EQ/LARGE CAP VALUE INDEX.   1.40%         B          $ 8.64      2,179
EQ/LARGE CAP VALUE INDEX.   1.50%         B          $ 8.56      6,197
EQ/LARGE CAP VALUE INDEX.   1.55%         B          $ 8.53      6,156
EQ/LARGE CAP VALUE INDEX.   1.60%         B          $ 8.49        759
EQ/LARGE CAP VALUE INDEX.   1.65%         B          $ 8.46     13,682
EQ/LARGE CAP VALUE INDEX.   1.70%         B          $ 8.42      2,839
EQ/LARGE CAP VALUE INDEX.   1.80%         B          $ 8.35          8

EQ/LARGE CAP VALUE PLUS..   0.95%         B          $18.62         24
EQ/LARGE CAP VALUE PLUS..   1.20%         B          $17.88     16,294
EQ/LARGE CAP VALUE PLUS..   1.25%         B          $14.99     25,327
EQ/LARGE CAP VALUE PLUS..   1.30%         B          $14.87     23,486
EQ/LARGE CAP VALUE PLUS..   1.35%         B          $17.45      8,270
EQ/LARGE CAP VALUE PLUS..   1.40%         B          $17.31     24,356
EQ/LARGE CAP VALUE PLUS..   1.50%         B          $14.60     35,885
EQ/LARGE CAP VALUE PLUS..   1.55%         B          $16.90     21,370
EQ/LARGE CAP VALUE PLUS..   1.60%         B          $16.76     11,130
EQ/LARGE CAP VALUE PLUS..   1.65%         B          $14.37     40,619
EQ/LARGE CAP VALUE PLUS..   1.70%         B          $16.49      4,641
EQ/LARGE CAP VALUE PLUS..   1.80%         B          $16.22        142
EQ/LARGE CAP VALUE PLUS..   1.90%         B          $15.96         41

EQ/MID CAP INDEX.........   0.95%         B          $17.55          5
EQ/MID CAP INDEX.........   1.20%         B          $16.97      4,771
EQ/MID CAP INDEX.........   1.25%         B          $19.59      5,677
EQ/MID CAP INDEX.........   1.30%         B          $19.45      4,905
EQ/MID CAP INDEX.........   1.35%         B          $16.63        593
EQ/MID CAP INDEX.........   1.40%         B          $16.51      6,259
EQ/MID CAP INDEX.........   1.50%         B          $19.08      7,163
EQ/MID CAP INDEX.........   1.55%         B          $16.18      6,322
EQ/MID CAP INDEX.........   1.60%         B          $16.07      2,748
EQ/MID CAP INDEX.........   1.65%         B          $18.78      9,959
EQ/MID CAP INDEX.........   1.70%         B          $15.86      1,646
EQ/MID CAP INDEX.........   1.80%         B          $15.64         18
EQ/MID CAP INDEX.........   1.90%         B          $15.43          3

EQ/MID CAP VALUE PLUS....   0.95%         B          $24.15          6
EQ/MID CAP VALUE PLUS....   1.20%         B          $23.15      4,854
EQ/MID CAP VALUE PLUS....   1.25%         B          $20.35      9,357
EQ/MID CAP VALUE PLUS....   1.30%         B          $20.18      8,025
EQ/MID CAP VALUE PLUS....   1.35%         B          $22.57        671
EQ/MID CAP VALUE PLUS....   1.40%         B          $22.38      7,532
EQ/MID CAP VALUE PLUS....   1.50%         B          $19.83     13,444

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/MID CAP VALUE PLUS............   1.55%         B          $21.82       7,186
EQ/MID CAP VALUE PLUS............   1.60%         B          $21.64       3,012
EQ/MID CAP VALUE PLUS............   1.65%         B          $19.52      15,176
EQ/MID CAP VALUE PLUS............   1.70%         B          $21.28       1,593
EQ/MID CAP VALUE PLUS............   1.80%         B          $20.92          25
EQ/MID CAP VALUE PLUS............   1.90%         B          $20.57           9

EQ/MONEY MARKET..................   0.00%         B          $44.43          12
EQ/MONEY MARKET/++/..............   0.65%         B          $ 1.00      10,504
EQ/MONEY MARKET..................   0.95%         B          $32.60           1
EQ/MONEY MARKET..................   1.15%         B          $10.69           2
EQ/MONEY MARKET..................   1.15%         B          $30.53          39
EQ/MONEY MARKET..................   1.20%         B          $30.03         699
EQ/MONEY MARKET/++/..............   1.25%         B          $ 1.00     133,824
EQ/MONEY MARKET..................   1.25%         B          $10.16       3,566
EQ/MONEY MARKET..................   1.30%         B          $ 9.99       6,043
EQ/MONEY MARKET..................   1.35%         B          $28.59         950
EQ/MONEY MARKET..................   1.40%         B          $28.12       1,440
EQ/MONEY MARKET..................   1.50%         B          $ 9.90       7,220
EQ/MONEY MARKET..................   1.55%         B          $26.76       2,525
EQ/MONEY MARKET..................   1.55%         B          $29.86          12
EQ/MONEY MARKET..................   1.60%         B          $26.33       1,189
EQ/MONEY MARKET/++/..............   1.65%         B          $ 1.00      18,408
EQ/MONEY MARKET..................   1.65%         B          $ 9.75       9,546
EQ/MONEY MARKET..................   1.70%         B          $25.47         426
EQ/MONEY MARKET..................   1.70%         B          $29.61           2
EQ/MONEY MARKET..................   1.80%         B          $24.64           4
EQ/MONEY MARKET..................   1.90%         B          $23.84          --

EQ/MORGAN STANLEY MID CAP GROWTH.   0.95%         B          $23.40           7
EQ/MORGAN STANLEY MID CAP GROWTH.   1.20%         B          $22.89       1,034
EQ/MORGAN STANLEY MID CAP GROWTH.   1.25%         B          $22.79       3,223
EQ/MORGAN STANLEY MID CAP GROWTH.   1.30%         B          $22.69       4,640
EQ/MORGAN STANLEY MID CAP GROWTH.   1.35%         B          $22.59         309
EQ/MORGAN STANLEY MID CAP GROWTH.   1.40%         B          $22.50       1,906
EQ/MORGAN STANLEY MID CAP GROWTH.   1.50%         B          $22.30       4,629
EQ/MORGAN STANLEY MID CAP GROWTH.   1.55%         B          $22.20       5,164
EQ/MORGAN STANLEY MID CAP GROWTH.   1.60%         B          $22.10         498
EQ/MORGAN STANLEY MID CAP GROWTH.   1.65%         B          $22.01       6,931
EQ/MORGAN STANLEY MID CAP GROWTH.   1.70%         B          $21.91         835
EQ/MORGAN STANLEY MID CAP GROWTH.   1.80%         B          $21.72           4
EQ/MORGAN STANLEY MID CAP GROWTH.   1.90%         B          $21.53          --

EQ/MUTUAL LARGE CAP EQUITY.......   0.95%         B          $12.47           1
EQ/MUTUAL LARGE CAP EQUITY.......   1.20%         B          $12.24         455
EQ/MUTUAL LARGE CAP EQUITY.......   1.25%         B          $12.19       1,449
EQ/MUTUAL LARGE CAP EQUITY.......   1.30%         B          $12.15       3,620
EQ/MUTUAL LARGE CAP EQUITY.......   1.35%         B          $12.10         109
EQ/MUTUAL LARGE CAP EQUITY.......   1.40%         B          $12.06         590
EQ/MUTUAL LARGE CAP EQUITY.......   1.50%         B          $11.97       1,329
EQ/MUTUAL LARGE CAP EQUITY.......   1.55%         B          $11.93       2,274
EQ/MUTUAL LARGE CAP EQUITY.......   1.60%         B          $11.88         222
EQ/MUTUAL LARGE CAP EQUITY.......   1.65%         B          $11.84       6,618
EQ/MUTUAL LARGE CAP EQUITY.......   1.70%         B          $11.79         637
EQ/MUTUAL LARGE CAP EQUITY.......   1.80%         B          $11.71          --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2013

                                                                   UNITS
                            CONTRACT                            OUTSTANDING
                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                            -------- --------------- ---------- -----------
EQ/QUALITY BOND PLUS.......   1.20%         B          $17.17      6,236
EQ/QUALITY BOND PLUS.......   1.25%         B          $11.06     12,844
EQ/QUALITY BOND PLUS.......   1.30%         B          $10.94     20,031
EQ/QUALITY BOND PLUS.......   1.35%         B          $16.65        858
EQ/QUALITY BOND PLUS.......   1.40%         B          $16.48     11,196
EQ/QUALITY BOND PLUS.......   1.50%         B          $10.77     19,295
EQ/QUALITY BOND PLUS.......   1.55%         B          $15.98     12,967
EQ/QUALITY BOND PLUS.......   1.60%         B          $15.81      3,659
EQ/QUALITY BOND PLUS.......   1.65%         B          $10.60     26,638
EQ/QUALITY BOND PLUS.......   1.70%         B          $15.49      2,473
EQ/QUALITY BOND PLUS.......   1.80%         B          $15.18         20
EQ/QUALITY BOND PLUS.......   1.90%         B          $14.87          4

EQ/SMALL COMPANY INDEX.....   0.95%         B          $26.01          5
EQ/SMALL COMPANY INDEX.....   1.20%         B          $24.98      1,504
EQ/SMALL COMPANY INDEX.....   1.25%         B          $21.37      2,889
EQ/SMALL COMPANY INDEX.....   1.30%         B          $21.20      4,106
EQ/SMALL COMPANY INDEX.....   1.35%         B          $24.38        585
EQ/SMALL COMPANY INDEX.....   1.40%         B          $24.18      2,425
EQ/SMALL COMPANY INDEX.....   1.50%         B          $20.82      3,614
EQ/SMALL COMPANY INDEX.....   1.55%         B          $23.60      3,586
EQ/SMALL COMPANY INDEX.....   1.60%         B          $23.41      1,021
EQ/SMALL COMPANY INDEX.....   1.65%         B          $20.50      5,968
EQ/SMALL COMPANY INDEX.....   1.70%         B          $23.04        821
EQ/SMALL COMPANY INDEX.....   1.80%         B          $22.66          3
EQ/SMALL COMPANY INDEX.....   1.90%         B          $22.30          2

EQ/TEMPLETON GLOBAL EQUITY.   0.95%         B          $11.87          1
EQ/TEMPLETON GLOBAL EQUITY.   1.20%         B          $11.66        881
EQ/TEMPLETON GLOBAL EQUITY.   1.25%         B          $11.61      1,988
EQ/TEMPLETON GLOBAL EQUITY.   1.30%         B          $11.57      4,902
EQ/TEMPLETON GLOBAL EQUITY.   1.35%         B          $11.53        173
EQ/TEMPLETON GLOBAL EQUITY.   1.40%         B          $11.48      1,272
EQ/TEMPLETON GLOBAL EQUITY.   1.50%         B          $11.40      2,501
EQ/TEMPLETON GLOBAL EQUITY.   1.55%         B          $11.36      3,271
EQ/TEMPLETON GLOBAL EQUITY.   1.60%         B          $11.31        549
EQ/TEMPLETON GLOBAL EQUITY.   1.65%         B          $11.27      8,818
EQ/TEMPLETON GLOBAL EQUITY.   1.70%         B          $11.23      1,477
EQ/TEMPLETON GLOBAL EQUITY.   1.80%         B          $11.15          2

MULTIMANAGER TECHNOLOGY....   0.95%         B          $17.28         16
MULTIMANAGER TECHNOLOGY....   1.20%         B          $16.76      1,493
MULTIMANAGER TECHNOLOGY....   1.25%         B          $19.48      2,190
MULTIMANAGER TECHNOLOGY....   1.30%         B          $19.36      2,890
MULTIMANAGER TECHNOLOGY....   1.35%         B          $16.46        373
MULTIMANAGER TECHNOLOGY....   1.40%         B          $16.36      3,389
MULTIMANAGER TECHNOLOGY....   1.50%         B          $18.98      4,467
MULTIMANAGER TECHNOLOGY....   1.55%         B          $16.06      4,392
MULTIMANAGER TECHNOLOGY....   1.60%         B          $15.96      1,274
MULTIMANAGER TECHNOLOGY....   1.65%         B          $18.68      4,663
MULTIMANAGER TECHNOLOGY....   1.70%         B          $15.77        487
MULTIMANAGER TECHNOLOGY....   1.80%         B          $15.58         13

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
**Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a -.
++This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in its entirety for such dates. In 2013, the contract charges were 0.00%.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE AXA CONSERVATIVE
                                                                    ALLOCATION*    STRATEGY*     ALLOCATION*    GROWTH STRATEGY*
                                                                   -------------- ------------ ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................  $ 68,588,740  $ 9,582,354    $ 14,863,713     $ 3,575,738
  Expenses:
   Asset-based charges............................................    42,820,924    7,189,932      27,303,549       3,331,178
                                                                    ------------  -----------    ------------     -----------

NET INVESTMENT INCOME (LOSS)......................................    25,767,816    2,392,422     (12,439,836)        244,560
                                                                    ------------  -----------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (32,433,237)   7,886,725       9,312,143       5,088,899
   Realized gain distribution from the Portfolios.................    80,161,333    2,316,458      40,566,226         905,205
                                                                    ------------  -----------    ------------     -----------
  Net realized gain (loss)........................................    47,728,096   10,203,183      49,878,369       5,994,104
                                                                    ------------  -----------    ------------     -----------

  Change in unrealized appreciation (depreciation) of investments.   549,275,950   45,407,846      13,053,803      13,410,286
                                                                    ------------  -----------    ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   597,004,046   55,611,029      62,932,172      19,404,390
                                                                    ------------  -----------    ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $622,771,862  $58,003,451    $ 50,492,336     $19,648,950
                                                                    ============  ===========    ============     ===========

                                                                   AXA CONSERVATIVE
                                                                      STRATEGY*
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................    $1,382,319
  Expenses:
   Asset-based charges............................................     2,088,415
                                                                      ----------

NET INVESTMENT INCOME (LOSS)......................................      (706,096)
                                                                      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,973,859
   Realized gain distribution from the Portfolios.................       457,341
                                                                      ----------
  Net realized gain (loss)........................................     2,431,200
                                                                      ----------

  Change in unrealized appreciation (depreciation) of investments.     2,435,176
                                                                      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     4,866,376
                                                                      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $4,160,280
                                                                      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                   AXA CONSERVATIVE-  AXA GROWTH   AXA MODERATE    AXA MODERATE
                                                                   PLUS ALLOCATION*   STRATEGY*    ALLOCATION*   GROWTH STRATEGY*
                                                                   ----------------- ------------ -------------  ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $ 20,878,399    $ 18,943,745 $ 103,512,355    $ 20,038,373
  Expenses:
   Asset-based charges............................................     24,084,387      10,851,449   100,873,997      13,345,427
                                                                     ------------    ------------ -------------    ------------

NET INVESTMENT INCOME (LOSS)......................................     (3,205,988)      8,092,296     2,638,358       6,692,946
                                                                     ------------    ------------ -------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     13,875,691      10,803,545  (107,299,168)     14,329,727
   Realized gain distribution from the Portfolios.................     47,543,272       3,936,407   187,078,959       5,188,240
                                                                     ------------    ------------ -------------    ------------
  Net realized gain (loss)........................................     61,418,963      14,739,952    79,779,791      19,517,967
                                                                     ------------    ------------ -------------    ------------

  Change in unrealized appreciation (depreciation) of investments.     75,292,868     103,137,961   651,748,956     105,339,335
                                                                     ------------    ------------ -------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    136,711,831     117,877,913   731,528,747     124,857,302
                                                                     ------------    ------------ -------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $133,505,843    $125,970,209 $ 734,167,105    $131,550,248
                                                                     ============    ============ =============    ============

                                                                    AXA MODERATE-
                                                                   PLUS ALLOCATION*
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................  $  198,204,485
  Expenses:
   Asset-based charges............................................     148,761,100
                                                                    --------------

NET INVESTMENT INCOME (LOSS)......................................      49,443,385
                                                                    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (258,672,191)
   Realized gain distribution from the Portfolios.................     328,180,619
                                                                    --------------
  Net realized gain (loss)........................................      69,508,428
                                                                    --------------

  Change in unrealized appreciation (depreciation) of investments.   1,515,754,184
                                                                    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   1,585,262,612
                                                                    --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $1,634,705,997
                                                                    ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                              EQ/ALLIANCEBERNSTEIN
                                                                   AXA TACTICAL AXA TACTICAL     SHORT DURATION
                                                                   MANAGER 400* MANAGER 2000* GOVERNMENT BOND*(1)
                                                                   ------------ ------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $   552,882   $   662,474      $        --
  Expenses:
   Asset-based charges............................................   2,389,290     4,457,382        6,145,170
                                                                   -----------   -----------      -----------

NET INVESTMENT INCOME (LOSS)......................................  (1,836,408)   (3,794,908)      (6,145,170)
                                                                   -----------   -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     917,942     2,395,672         (297,895)
   Realized gain distribution from the Portfolios.................  15,141,675    54,519,314               --
                                                                   -----------   -----------      -----------
  Net realized gain (loss)........................................  16,059,617    56,914,986         (297,895)
                                                                   -----------   -----------      -----------

  Change in unrealized appreciation (depreciation) of investments.  13,470,903    17,965,272       (2,830,635)
                                                                   -----------   -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  29,530,520    74,880,258       (3,128,530)
                                                                   -----------   -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $27,694,112   $71,085,350      $(9,273,700)
                                                                   ===========   ===========      ===========

                                                                                        EQ/AXA FRANKLIN
                                                                   EQ/ALLIANCEBERNSTEIN SMALL CAP VALUE
                                                                    SMALL CAP GROWTH*        CORE*
                                                                   -------------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................     $    258,400       $   156,366
  Expenses:
   Asset-based charges............................................        7,710,162         2,137,107
                                                                       ------------       -----------

NET INVESTMENT INCOME (LOSS)......................................       (7,451,762)       (1,980,741)
                                                                       ------------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       31,159,566        18,320,693
   Realized gain distribution from the Portfolios.................       52,416,723                --
                                                                       ------------       -----------
  Net realized gain (loss)........................................       83,576,289        18,320,693
                                                                       ------------       -----------

  Change in unrealized appreciation (depreciation) of investments.       85,732,268        25,680,859
                                                                       ------------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      169,308,557        44,001,552
                                                                       ------------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $161,856,795       $42,020,811
                                                                       ============       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Units were made available on May 20, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                    EQ/CALVERT
                                                                     SOCIALLY   EQ/COMMON STOCK EQ/CORE BOND  EQ/EQUITY 500
                                                                   RESPONSIBLE*     INDEX*         INDEX*        INDEX*
                                                                   ------------ --------------- ------------  -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $   467,404   $ 10,889,710   $ 21,703,156  $ 22,403,735
  Expenses:
   Asset-based charges............................................     825,497     12,241,821     19,711,913    22,127,277
                                                                   -----------   ------------   ------------  ------------

NET INVESTMENT INCOME (LOSS)......................................    (358,093)    (1,352,111)     1,991,243       276,458
                                                                   -----------   ------------   ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   2,905,005     24,451,889     (4,211,590)   68,505,770
   Realized gain distribution from the Portfolios.................          --             --             --            --
                                                                   -----------   ------------   ------------  ------------
  Net realized gain (loss)........................................   2,905,005     24,451,889     (4,211,590)   68,505,770
                                                                   -----------   ------------   ------------  ------------

  Change in unrealized appreciation (depreciation) of investments.  13,029,520    200,221,007    (33,129,050)  317,115,834
                                                                   -----------   ------------   ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  15,934,525    224,672,896    (37,340,640)  385,621,604
                                                                   -----------   ------------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $15,576,432   $223,320,785   $(35,349,397) $385,898,062
                                                                   ===========   ============   ============  ============

                                                                   EQ/FRANKLIN CORE
                                                                      BALANCED*
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $16,947,437
  Expenses:
   Asset-based charges............................................    10,345,467
                                                                     -----------

NET INVESTMENT INCOME (LOSS)......................................     6,601,970
                                                                     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    10,991,587
   Realized gain distribution from the Portfolios.................            --
                                                                     -----------
  Net realized gain (loss)........................................    10,991,587
                                                                     -----------

  Change in unrealized appreciation (depreciation) of investments.    64,955,060
                                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    75,946,647
                                                                     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $82,548,617
                                                                     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                    EQ/FRANKLIN
                                                                     TEMPLETON   EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                                                                    ALLOCATION*  AND ACQUISITIONS* COMPANY VALUE*
                                                                   ------------  ----------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $ 15,226,726     $   870,514     $  2,702,948
  Expenses:
   Asset-based charges............................................   20,806,281       3,079,145       14,698,691
                                                                   ------------     -----------     ------------

NET INVESTMENT INCOME (LOSS)......................................   (5,579,555)     (2,208,631)     (11,995,743)
                                                                   ------------     -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   20,537,587       6,000,036       71,356,068
   Realized gain distribution from the Portfolios.................           --       9,701,344       48,305,866
                                                                   ------------     -----------     ------------
  Net realized gain (loss)........................................   20,537,587      15,701,380      119,661,934
                                                                   ------------     -----------     ------------

  Change in unrealized appreciation (depreciation) of investments.  249,781,096       5,048,828      205,842,877
                                                                   ------------     -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  270,318,683      20,750,208      325,504,811
                                                                   ------------     -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $264,739,128     $18,541,577     $313,509,068
                                                                   ============     ===========     ============

                                                                   EQ/GLOBAL MULTI- EQ/INTERMEDIATE
                                                                    SECTOR EQUITY*  GOVERNMENT BOND*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $  9,570,000     $   564,037
  Expenses:
   Asset-based charges............................................     15,457,251       4,060,670
                                                                     ------------     -----------

NET INVESTMENT INCOME (LOSS)......................................     (5,887,251)     (3,496,633)
                                                                     ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (26,291,064)      2,524,330
   Realized gain distribution from the Portfolios.................             --              --
                                                                     ------------     -----------
  Net realized gain (loss)........................................    (26,291,064)      2,524,330
                                                                     ------------     -----------

  Change in unrealized appreciation (depreciation) of investments.    213,202,223      (7,750,017)
                                                                     ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    186,911,159      (5,225,687)
                                                                     ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $181,023,908     $(8,722,320)
                                                                     ============     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                   EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                      CORE PLUS*     EQUITY INDEX*     VALUE PLUS*
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $ 11,118,200     $ 14,523,665     $  6,450,095
  Expenses:
   Asset-based charges............................................     14,877,493        9,034,290        8,574,321
                                                                     ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS)......................................     (3,759,293)       5,489,375       (2,124,226)
                                                                     ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (38,125,600)     (38,256,223)     (28,780,370)
   Realized gain distribution from the Portfolios.................             --               --               --
                                                                     ------------     ------------     ------------
  Net realized gain (loss)........................................    (38,125,600)     (38,256,223)     (28,780,370)
                                                                     ------------     ------------     ------------

  Change in unrealized appreciation (depreciation) of investments.    241,542,304      146,177,788      126,283,116
                                                                     ------------     ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    203,416,704      107,921,565       97,502,746
                                                                     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $199,657,411     $113,410,940     $ 95,378,520
                                                                     ============     ============     ============

                                                                   EQ/LARGE CAP  EQ/LARGE CAP
                                                                    CORE PLUS*   GROWTH INDEX*
                                                                   ------------  -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $  8,512,336  $  4,458,641
  Expenses:
   Asset-based charges............................................   15,232,852     6,331,497
                                                                   ------------  ------------

NET INVESTMENT INCOME (LOSS)......................................   (6,720,516)   (1,872,856)
                                                                   ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   15,889,827    25,888,160
   Realized gain distribution from the Portfolios.................   71,514,823    22,619,346
                                                                   ------------  ------------
  Net realized gain (loss)........................................   87,404,650    48,507,506
                                                                   ------------  ------------

  Change in unrealized appreciation (depreciation) of investments.  211,048,484    67,967,943
                                                                   ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  298,453,134   116,475,449
                                                                   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $291,732,618  $114,602,593
                                                                   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                   EQ/LARGE CAP  EQ/LARGE CAP EQ/LARGE CAP
                                                                   GROWTH PLUS*  VALUE INDEX* VALUE PLUS*   EQ/MID CAP INDEX*
                                                                   ------------  ------------ ------------  -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $  5,442,978  $ 5,419,578  $ 32,589,305    $  6,374,105
  Expenses:
   Asset-based charges............................................   29,316,042    5,005,588    29,358,232      12,006,851
                                                                   ------------  -----------  ------------    ------------

NET INVESTMENT INCOME (LOSS)......................................  (23,873,064)     413,990     3,231,073      (5,632,746)
                                                                   ------------  -----------  ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  120,112,233   22,997,921   (62,013,724)     19,139,835
   Realized gain distribution from the Portfolios.................           --           --            --              --
                                                                   ------------  -----------  ------------    ------------
  Net realized gain (loss)........................................  120,112,233   22,997,921   (62,013,724)     19,139,835
                                                                   ------------  -----------  ------------    ------------

  Change in unrealized appreciation (depreciation) of investments.  496,413,793   60,146,576   506,713,055     201,577,664
                                                                   ------------  -----------  ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  616,526,026   83,144,497   444,699,331     220,717,499
                                                                   ------------  -----------  ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $592,652,962  $83,558,487  $447,930,404    $215,084,753
                                                                   ============  ===========  ============    ============

                                                                   EQ/MID CAP VALUE
                                                                        PLUS*
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $  6,917,193
  Expenses:
   Asset-based charges............................................     17,895,795
                                                                     ------------

NET INVESTMENT INCOME (LOSS)......................................    (10,978,602)
                                                                     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     22,271,985
   Realized gain distribution from the Portfolios.................             --
                                                                     ------------
  Net realized gain (loss)........................................     22,271,985
                                                                     ------------

  Change in unrealized appreciation (depreciation) of investments.    300,681,587
                                                                     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    322,953,572
                                                                     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $311,974,970
                                                                     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                   EQ/MORGAN     EQ/MUTUAL
                                                                     EQ/MONEY       STANLEY      LARGE CAP    EQ/QUALITY
                                                                     MARKET*    MID CAP GROWTH*   EQUITY*     BOND PLUS*
                                                                   -----------  --------------- -----------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $        --   $         --   $ 1,354,111  $  5,458,749
  Expenses:
   Asset-based charges............................................   6,806,531      8,727,687     3,073,387    14,102,071
                                                                   -----------   ------------   -----------  ------------

NET INVESTMENT INCOME (LOSS)......................................  (6,806,531)    (8,727,687)   (1,719,276)   (8,643,322)
                                                                   -----------   ------------   -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (10,110)    51,787,300     2,174,834   (17,546,404)
   Realized gain distribution from the Portfolios.................       3,891     36,278,675            --            --
                                                                   -----------   ------------   -----------  ------------
  Net realized gain (loss)........................................      (6,219)    88,065,975     2,174,834   (17,546,404)
                                                                   -----------   ------------   -----------  ------------

  Change in unrealized appreciation (depreciation) of investments.      10,112    103,888,940    48,509,014    (4,176,289)
                                                                   -----------   ------------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       3,893    191,954,915    50,683,848   (21,722,693)
                                                                   -----------   ------------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(6,802,638)  $183,227,228   $48,964,572  $(30,366,015)
                                                                   ===========   ============   ===========  ============

                                                                      EQ/SMALL
                                                                   COMPANY INDEX*
                                                                   --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................  $  5,056,564
  Expenses:
   Asset-based charges............................................     7,820,788
                                                                    ------------

NET INVESTMENT INCOME (LOSS)......................................    (2,764,224)
                                                                    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    25,131,798
   Realized gain distribution from the Portfolios.................    41,193,804
                                                                    ------------
  Net realized gain (loss)........................................    66,325,602
                                                                    ------------

  Change in unrealized appreciation (depreciation) of investments.    96,503,915
                                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   162,829,517
                                                                    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $160,065,293
                                                                    ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                    EQ/TEMPLETON  MULTIMANAGER
                                                                   GLOBAL EQUITY* TECHNOLOGY*
                                                                   -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................  $ 2,126,279   $         --
  Expenses:
   Asset-based charges............................................    3,561,310      6,079,317
                                                                    -----------   ------------

NET INVESTMENT INCOME (LOSS)......................................   (1,435,031)    (6,079,317)
                                                                    -----------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    2,676,385     38,656,601
   Realized gain distribution from the Portfolios.................           --             --
                                                                    -----------   ------------
  Net realized gain (loss)........................................    2,676,385     38,656,601
                                                                    -----------   ------------

  Change in unrealized appreciation (depreciation) of investments.   51,998,365     88,378,722
                                                                    -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   54,674,750    127,035,323
                                                                    -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $53,239,719   $120,956,006
                                                                    ===========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      AXA AGGRESSIVE
                                                                                                        ALLOCATION*
                                                                                              ------------------------------
                                                                                                   2013            2012
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   25,767,816  $  (18,153,074)
  Net realized gain (loss) on investments....................................................     47,728,096    (128,283,948)
  Change in unrealized appreciation (depreciation) of investments............................    549,275,950     458,867,595
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from operations......................................    622,771,862     312,430,573
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     27,370,414      36,313,934
   Transfers to Separate Account No. 70......................................................    (14,747,567)             --
   Transfers between Variable Investment Options including guaranteed interest account, net..     27,423,786    (134,496,724)
   Redemptions for contract benefits and terminations........................................   (290,124,026)   (127,466,677)
   Contract maintenance charges..............................................................    (42,563,635)    (42,732,300)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................   (292,641,028)   (268,381,767)
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       (188,952)             --
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................    329,941,882      44,048,806
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,647,688,399   2,603,639,593
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $2,977,630,281  $2,647,688,399
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --             252
  Redeemed...................................................................................             --            (193)
  Units Transferred to Separate Account No. 70...............................................         (1,252)             --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................         (1,252)             59
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         10,208           7,927
  Redeemed...................................................................................        (29,402)        (30,267)
  Units Transferred to Separate Account No. 70...............................................             --              --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................        (19,194)        (22,340)
                                                                                              ==============  ==============

                                                                                                       AXA BALANCED
                                                                                                         STRATEGY*
                                                                                              ------------------------------
                                                                                                   2013            2012
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $    2,392,422  $   (6,469,195)
  Net realized gain (loss) on investments....................................................     10,203,183       4,497,212
  Change in unrealized appreciation (depreciation) of investments............................     45,407,846      70,120,688
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from operations......................................     58,003,451      68,148,705
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      1,439,888     243,747,752
   Transfers to Separate Account No. 70......................................................   (744,206,413)              -
   Transfers between Variable Investment Options including guaranteed interest account, net..      9,125,911      98,097,074
   Redemptions for contract benefits and terminations........................................    (23,261,289)    (32,020,327)
   Contract maintenance charges..............................................................     (6,966,382)    (13,375,848)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................   (763,868,285)    296,448,651
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       (149,713)         47,199
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (706,014,547)    364,644,555
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,229,043,963     864,399,408
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $  523,029,416  $1,229,043,963
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --              --
  Redeemed...................................................................................             --              --
  Units Transferred to Separate Account No. 70...............................................             --              --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................             --              --
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          2,039          29,287
  Redeemed...................................................................................         (3,475)         (4,289)
  Units Transferred to Separate Account No. 70...............................................        (63,621)             --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................        (65,057)         24,998
                                                                                              ==============  ==============

                                                                                                     AXA CONSERVATIVE
                                                                                                        ALLOCATION*
                                                                                              ------------------------------
                                                                                                   2013            2012
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (12,439,836) $  (13,464,695)
  Net realized gain (loss) on investments....................................................     49,878,369      30,558,291
  Change in unrealized appreciation (depreciation) of investments............................     13,053,803      43,254,626
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from operations......................................     50,492,336      60,348,222
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     15,258,547      23,290,493
   Transfers to Separate Account No. 70......................................................              -               -
   Transfers between Variable Investment Options including guaranteed interest account, net..   (227,433,011)    122,551,079
   Redemptions for contract benefits and terminations........................................   (254,541,347)   (173,296,243)
   Contract maintenance charges..............................................................    (27,840,729)    (29,320,552)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................   (494,556,540)    (56,775,223)
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       (289,183)          9,999
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (444,353,387)      3,582,998
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,018,146,657   2,014,563,659
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $1,573,793,270  $2,018,146,657
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --              --
  Redeemed...................................................................................             --              --
  Units Transferred to Separate Account No. 70...............................................             --              --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................             --              --
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         14,092          29,286
  Redeemed...................................................................................        (54,188)        (34,020)
  Units Transferred to Separate Account No. 70...............................................             --              --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................        (40,096)         (4,734)
                                                                                              ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                AXA CONSERVATIVE GROWTH
                                                                                                       STRATEGY*
                                                                                              ---------------------------
                                                                                                   2013          2012
                                                                                              -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $     244,560  $ (3,385,387)
  Net realized gain (loss) on investments....................................................     5,994,104     2,252,377
  Change in unrealized appreciation (depreciation) of investments............................    13,410,286    29,875,274
                                                                                              -------------  ------------

  Net increase (decrease) in net assets from operations......................................    19,648,950    28,742,264
                                                                                              -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................       317,460   105,248,287
   Transfers to Separate Account No. 70......................................................  (389,754,451)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..    (7,519,391)   56,203,117
   Redemptions for contract benefits and terminations........................................   (11,229,088)  (22,241,088)
   Contract maintenance charges..............................................................    (3,090,975)   (6,925,620)
                                                                                              -------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (411,276,445)  132,284,696
                                                                                              -------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      (133,519)       25,799
                                                                                              -------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  (391,761,014)  161,052,759
NET ASSETS -- BEGINNING OF PERIOD............................................................   617,184,266   456,131,507
                                                                                              -------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $ 225,423,252  $617,184,266
                                                                                              =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         1,223        15,190
  Redeemed...................................................................................        (2,883)       (3,784)
  Units Transferred to Separate Account No. 70...............................................       (34,074)           --
                                                                                              -------------  ------------
  Net Increase (Decrease)....................................................................       (35,734)       11,406
                                                                                              =============  ============

                                                                                                    AXA CONSERVATIVE
                                                                                                       STRATEGY*
                                                                                              ---------------------------
                                                                                                   2013          2012
                                                                                              -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $    (706,096) $ (2,063,117)
  Net realized gain (loss) on investments....................................................     2,431,200     1,554,719
  Change in unrealized appreciation (depreciation) of investments............................     2,435,176    10,842,844
                                                                                              -------------  ------------

  Net increase (decrease) in net assets from operations......................................     4,160,280    10,334,446
                                                                                              -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................       155,512    83,154,234
   Transfers to Separate Account No. 70......................................................  (269,945,716)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..   (23,225,162)   56,079,591
   Redemptions for contract benefits and terminations........................................    (7,376,631)  (19,521,890)
   Contract maintenance charges..............................................................    (1,950,953)   (4,501,873)
                                                                                              -------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (302,342,950)  115,210,062
                                                                                              -------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      (123,132)       16,000
                                                                                              -------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  (298,305,802)  125,560,508
NET ASSETS -- BEGINNING OF PERIOD............................................................   430,930,949   305,370,441
                                                                                              -------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $ 132,625,147  $430,930,949
                                                                                              =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         1,059        16,079
  Redeemed...................................................................................        (3,843)       (5,724)
  Units Transferred to Separate Account No. 70...............................................       (24,526)           --
                                                                                              -------------  ------------
  Net Increase (Decrease)....................................................................       (27,310)       10,355
                                                                                              =============  ============

                                                                                                   AXA CONSERVATIVE-PLUS
                                                                                                        ALLOCATION*
                                                                                              ------------------------------
                                                                                                   2013            2012
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (3,205,988) $  (11,681,930)
  Net realized gain (loss) on investments....................................................     61,418,963      (1,094,303)
  Change in unrealized appreciation (depreciation) of investments............................     75,292,868     106,819,312
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from operations......................................    133,505,843      94,043,079
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     16,599,436      18,068,478
   Transfers to Separate Account No. 70......................................................             --              --
   Transfers between Variable Investment Options including guaranteed interest account, net..    (59,734,992)     53,608,168
   Redemptions for contract benefits and terminations........................................   (205,594,538)   (125,871,113)
   Contract maintenance charges..............................................................    (23,085,466)    (23,678,678)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................   (271,815,560)    (77,873,145)
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        (11,004)             --
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (138,320,721)     16,169,934
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,663,793,331   1,647,623,397
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $1,525,472,610  $1,663,793,331
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          7,986          12,692
  Redeemed...................................................................................        (29,098)        (19,078)
  Units Transferred to Separate Account No. 70...............................................             --              --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................        (21,112)         (6,386)
                                                                                              ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                        AXA GROWTH
                                                                                                         STRATEGY*
                                                                                              ------------------------------
                                                                                                   2013            2012
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $    8,092,296  $   (5,732,307)
  Net realized gain (loss) on investments....................................................     14,739,952       6,055,060
  Change in unrealized appreciation (depreciation) of investments............................    103,137,961      76,852,004
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from operations......................................    125,970,209      77,174,757
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      1,937,973     198,361,820
   Transfers to Separate Account No. 70......................................................   (338,942,925)             --
   Transfers between Variable Investment Options including guaranteed interest account, net..     27,018,744      59,754,709
   Redemptions for contract benefits and terminations........................................    (25,781,103)    (25,753,409)
   Contract maintenance charges..............................................................     (9,844,961)    (10,715,982)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................   (345,612,272)    221,647,138
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       (160,769)         39,001
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (219,802,832)    298,860,896
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,025,037,938     726,177,042
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $  805,235,106  $1,025,037,938
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --              --
  Redeemed...................................................................................             --              --
  Units Transferred to Separate Account No. 70...............................................             --              --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................             --              --
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          2,452          21,226
  Redeemed...................................................................................         (2,910)         (3,956)
  Units Transferred to Separate Account No. 70...............................................        (26,085)             --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................        (26,543)         17,270
                                                                                              ==============  ==============

                                                                                                       AXA MODERATE
                                                                                                        ALLOCATION*
                                                                                              ------------------------------
                                                                                                   2013            2012
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $    2,638,358  $  (50,096,350)
  Net realized gain (loss) on investments....................................................     79,779,791     (86,897,586)
  Change in unrealized appreciation (depreciation) of investments............................    651,748,956     611,536,153
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from operations......................................    734,167,105     474,542,217
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     66,197,699      75,884,979
   Transfers to Separate Account No. 70......................................................    (35,337,618)             --
   Transfers between Variable Investment Options including guaranteed interest account, net..      8,241,846      (5,665,803)
   Redemptions for contract benefits and terminations........................................   (786,421,494)   (483,095,642)
   Contract maintenance charges..............................................................    (96,748,784)    (97,758,813)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................   (844,068,351)   (510,635,279)
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        (11,186)             --
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (109,912,432)    (36,093,062)
NET ASSETS -- BEGINNING OF PERIOD............................................................  6,735,010,836   6,771,103,898
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $6,625,098,404  $6,735,010,836
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --             710
  Redeemed...................................................................................             --            (314)
  Units Transferred to Separate Account No. 70...............................................         (3,113)             --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................         (3,113)            396
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          7,588           9,231
  Redeemed...................................................................................        (57,334)        (42,499)
  Units Transferred to Separate Account No. 70...............................................             --              --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................        (49,746)        (33,268)
                                                                                              ==============  ==============

                                                                                                    AXA MODERATE GROWTH
                                                                                                         STRATEGY*
                                                                                              -------------------------------
                                                                                                    2013            2012
                                                                                              ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $     6,692,946  $  (18,971,462)
  Net realized gain (loss) on investments....................................................      19,517,967      11,342,142
  Change in unrealized appreciation (depreciation) of investments............................     105,339,335     209,834,831
                                                                                              ---------------  --------------

  Net increase (decrease) in net assets from operations......................................     131,550,248     202,205,511
                                                                                              ---------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................       1,454,842     455,092,013
   Transfers to Separate Account No. 70......................................................  (2,092,578,678)             --
   Transfers between Variable Investment Options including guaranteed interest account, net..      10,737,898     180,280,839
   Redemptions for contract benefits and terminations........................................     (37,532,599)    (76,571,911)
   Contract maintenance charges..............................................................     (12,754,853)    (35,432,764)
                                                                                              ---------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................  (2,130,673,390)    523,368,177
                                                                                              ---------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         (70,245)         82,001
                                                                                              ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,999,193,387)    725,655,689
NET ASSETS -- BEGINNING OF PERIOD............................................................   2,970,678,198   2,245,022,509
                                                                                              ---------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $   971,484,811  $2,970,678,198
                                                                                              ===============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................              --              --
  Redeemed...................................................................................              --              --
  Units Transferred to Separate Account No. 70...............................................              --              --
                                                                                              ---------------  --------------
  Net Increase (Decrease)....................................................................              --              --
                                                                                              ===============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................           1,941          52,914
  Redeemed...................................................................................          (4,583)         (9,126)
  Units Transferred to Separate Account No. 70...............................................        (178,809)             --
                                                                                              ---------------  --------------
  Net Increase (Decrease)....................................................................        (181,451)         43,788
                                                                                              ===============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                     AXA MODERATE-PLUS
                                                                                                        ALLOCATION*
                                                                                              -------------------------------
                                                                                                    2013            2012
                                                                                              ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $    49,443,385  $  (71,320,482)
  Net realized gain (loss) on investments....................................................      69,508,428    (208,239,527)
  Change in unrealized appreciation (depreciation) of investments............................   1,515,754,184   1,186,796,460
                                                                                              ---------------  --------------

  Net increase (decrease) in net assets from operations......................................   1,634,705,997     907,236,451
                                                                                              ---------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     104,064,221     111,916,080
   Transfers to Separate Account No. 70......................................................     (32,282,190)             --
   Transfers between Variable Investment Options including guaranteed interest account, net..     (64,397,431)   (290,387,735)
   Redemptions for contract benefits and terminations........................................  (1,082,728,417)   (557,821,605)
   Contract maintenance charges..............................................................    (148,396,385)   (150,898,069)
                                                                                              ---------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................  (1,223,740,202)   (887,191,329)
                                                                                              ---------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        (186,573)             --
                                                                                              ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................     410,779,222      20,045,122
NET ASSETS -- BEGINNING OF PERIOD............................................................   9,543,671,776   9,523,626,654
                                                                                              ---------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $ 9,954,450,998  $9,543,671,776
                                                                                              ===============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................              --             564
  Redeemed...................................................................................              --            (654)
  Units Transferred to Separate Account No. 70...............................................          (2,787)             --
                                                                                              ---------------  --------------
  Net Increase (Decrease)....................................................................          (2,787)            (90)
                                                                                              ===============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................           8,100           7,667
  Redeemed...................................................................................         (90,500)        (78,121)
  Units Transferred to Separate Account No. 70...............................................              --              --
                                                                                              ---------------  --------------
  Net Increase (Decrease)....................................................................         (82,400)        (70,454)
                                                                                              ===============  ==============

                                                                                                     AXA TACTICAL
                                                                                                   MANAGER 400*(P)
                                                                                              -------------------------
                                                                                                  2013          2012
                                                                                              ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,836,408) $  (699,118)
  Net realized gain (loss) on investments....................................................   16,059,617    1,019,339
  Change in unrealized appreciation (depreciation) of investments............................   13,470,903    7,109,268
                                                                                              ------------  -----------

  Net increase (decrease) in net assets from operations......................................   27,694,112    7,429,489
                                                                                              ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    1,269,266    9,638,510
   Transfers to Separate Account No. 70......................................................  (63,476,172)          --
   Transfers between Variable Investment Options including guaranteed interest account, net..  358,625,136    3,070,943
   Redemptions for contract benefits and terminations........................................  (21,284,179)    (977,937)
   Contract maintenance charges..............................................................   (2,185,747)    (713,260)
                                                                                              ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  272,948,304   11,018,256
                                                                                              ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............     (203,674)       2,000
                                                                                              ------------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  300,438,742   18,449,745
NET ASSETS -- BEGINNING OF PERIOD............................................................   63,673,508   45,223,763
                                                                                              ------------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $364,112,250  $63,673,508
                                                                                              ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --           --
  Redeemed...................................................................................           --           --
  Units Transferred to Separate Account No. 70...............................................           --           --
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................           --           --
                                                                                              ============  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       36,130        1,278
  Redeemed...................................................................................       (3,749)        (384)
  Units Transferred to Separate Account No. 70...............................................       (4,831)          --
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................       27,550          894
                                                                                              ============  ===========

                                                                                                     AXA TACTICAL
                                                                                                 MANAGER 2000*(K)(L)
                                                                                              -------------------------
                                                                                                  2013          2012
                                                                                              ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (3,794,908) $  (698,683)
  Net realized gain (loss) on investments....................................................   56,914,986    1,351,447
  Change in unrealized appreciation (depreciation) of investments............................   17,965,272    7,059,438
                                                                                              ------------  -----------

  Net increase (decrease) in net assets from operations......................................   71,085,350    7,712,202
                                                                                              ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    2,666,012   10,609,788
   Transfers to Separate Account No. 70......................................................  (69,827,439)          --
   Transfers between Variable Investment Options including guaranteed interest account, net..  636,087,441    3,761,774
   Redemptions for contract benefits and terminations........................................  (39,586,684)  (1,074,815)
   Contract maintenance charges..............................................................   (3,740,678)    (786,504)
                                                                                              ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  525,598,652   12,510,243
                                                                                              ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............     (201,589)       2,998
                                                                                              ------------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  596,482,413   20,225,443
NET ASSETS -- BEGINNING OF PERIOD............................................................   70,017,663   49,792,220
                                                                                              ------------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $666,500,076  $70,017,663
                                                                                              ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --           --
  Redeemed...................................................................................           --           --
  Units Transferred to Separate Account No. 70...............................................           --           --
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................           --           --
                                                                                              ============  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       62,672        1,391
  Redeemed...................................................................................       (6,873)        (371)
  Units Transferred to Separate Account No. 70...............................................       (5,328)          --
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................       50,471        1,020
                                                                                              ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               EQ/ALLIANCEBERNSTEIN
                                                                                                  SHORT DURATION
                                                                                              GOVERNMENT BOND*(A)(Q)
                                                                                              ----------------------
                                                                                                       2013
                                                                                              ----------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...............................................................      $ (6,145,170)
  Net realized gain (loss) on investments....................................................          (297,895)
  Change in unrealized appreciation (depreciation) of investments............................        (2,830,635)
                                                                                                   ------------

  Net increase (decrease) in net assets from operations......................................        (9,273,700)
                                                                                                   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................         6,979,365
   Transfers to Separate Account No. 70......................................................                --
   Transfers between Variable Investment Options including guaranteed interest account, net..       928,121,525
   Redemptions for contract benefits and terminations........................................       (64,421,482)
   Contract maintenance charges..............................................................        (6,155,621)
                                                                                                   ------------

  Net increase (decrease) in net assets from contractowner transactions......................       864,523,787
                                                                                                   ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............                --
                                                                                                   ------------

INCREASE (DECREASE) IN NET ASSETS............................................................       855,250,087
NET ASSETS -- BEGINNING OF PERIOD............................................................                --
                                                                                                   ------------

NET ASSETS -- END OF PERIOD..................................................................      $855,250,087
                                                                                                   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................                --
  Redeemed...................................................................................                --
  Units Transferred to Separate Account No. 70...............................................                --
                                                                                                   ------------
  Net Increase (Decrease)....................................................................                --
                                                                                                   ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................            99,449
  Redeemed...................................................................................           (12,642)
  Units Transferred to Separate Account No. 70...............................................                --
                                                                                                   ------------
  Net Increase (Decrease)....................................................................            86,807
                                                                                                   ============

                                                                                                 EQ/ALLIANCEBERNSTEIN
                                                                                                   SMALL CAP GROWTH*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (7,451,762) $ (5,857,373)
  Net realized gain (loss) on investments....................................................   83,576,289    40,405,718
  Change in unrealized appreciation (depreciation) of investments............................   85,732,268    24,365,110
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................  161,856,795    58,913,455
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    2,100,459    11,313,332
   Transfers to Separate Account No. 70......................................................  (13,415,226)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..   26,526,215    (1,667,242)
   Redemptions for contract benefits and terminations........................................  (49,711,993)  (28,893,050)
   Contract maintenance charges..............................................................   (6,665,122)   (6,224,588)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (41,165,667)  (25,471,548)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      (88,823)       80,002
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  120,602,305    33,521,909
NET ASSETS -- BEGINNING OF PERIOD............................................................  469,625,907   436,103,998
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $590,228,212  $469,625,907
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --           214
  Redeemed...................................................................................           --           (65)
  Units Transferred to Separate Account No. 70...............................................         (408)           --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................         (408)          149
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        3,483         3,125
  Redeemed...................................................................................       (4,535)       (4,622)
  Units Transferred to Separate Account No. 70...............................................         (367)           --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,419)       (1,497)
                                                                                              ============  ============

                                                                                               EQ/AXA FRANKLIN SMALL CAP
                                                                                                      VALUE CORE*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,980,741) $ (1,045,189)
  Net realized gain (loss) on investments....................................................   18,320,693     7,866,906
  Change in unrealized appreciation (depreciation) of investments............................   25,680,859    11,312,282
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................   42,020,811    18,133,999
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    1,254,758     5,074,686
   Transfers to Separate Account No. 70......................................................   (7,172,428)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..    6,605,187    (4,589,951)
   Redemptions for contract benefits and terminations........................................  (17,724,412)   (6,246,506)
   Contract maintenance charges..............................................................   (2,236,560)   (2,113,196)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (19,273,455)   (7,874,967)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............     (140,093)        1,401
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   22,607,263    10,260,433
NET ASSETS -- BEGINNING OF PERIOD............................................................  135,657,282   125,396,849
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $158,264,545  $135,657,282
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            51
  Redeemed...................................................................................           --           (58)
  Units Transferred to Separate Account No. 70...............................................         (163)           --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................         (163)           (7)
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        3,531         2,883
  Redeemed...................................................................................       (4,601)       (3,725)
  Units Transferred to Separate Account No. 70...............................................         (494)           --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,564)         (842)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 EQ/CALVERT SOCIALLY
                                                                                                    RESPONSIBLE*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (358,093) $  (224,701)
  Net realized gain (loss) on investments....................................................   2,905,005      150,774
  Change in unrealized appreciation (depreciation) of investments............................  13,029,520    6,468,968
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................  15,576,432    6,395,041
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     577,983      966,622
   Transfers to Separate Account No. 70......................................................    (654,969)          --
   Transfers between Variable Investment Options including guaranteed interest account, net..  12,630,174    1,614,628
   Redemptions for contract benefits and terminations........................................  (6,208,084)  (3,406,733)
   Contract maintenance charges..............................................................    (793,498)    (679,563)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   5,551,606   (1,505,046)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         302        6,501
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  21,128,340    4,896,496
NET ASSETS -- BEGINNING OF PERIOD............................................................  47,239,592   42,343,096
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $68,367,932  $47,239,592
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
  Units Transferred to Separate Account No. 70...............................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       1,421          682
  Redeemed...................................................................................        (894)        (821)
  Units Transferred to Separate Account No. 70...............................................         (63)          --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         464         (139)
                                                                                              ===========  ===========

                                                                                                EQ/COMMON STOCK INDEX*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,352,111) $    781,397
  Net realized gain (loss) on investments....................................................   24,451,889     3,385,321
  Change in unrealized appreciation (depreciation) of investments............................  200,221,007    93,781,377
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................  223,320,785    97,948,095
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    4,842,920     8,014,542
   Transfers to Separate Account No. 70......................................................   (2,984,123)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..   34,656,376   (14,287,970)
   Redemptions for contract benefits and terminations........................................  (89,164,285)  (51,646,641)
   Contract maintenance charges..............................................................  (10,453,137)   (9,971,324)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (63,102,249)  (67,891,393)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --        55,793
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  160,218,536    30,112,495
NET ASSETS -- BEGINNING OF PERIOD............................................................  749,887,382   719,774,887
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $910,105,918  $749,887,382
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            87
  Redeemed...................................................................................           --           (29)
  Units Transferred to Separate Account No. 70...............................................         (223)           --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................         (223)           58
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        3,014         1,215
  Redeemed...................................................................................       (4,687)       (3,758)
  Units Transferred to Separate Account No. 70...............................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,673)       (2,543)
                                                                                              ============  ============

                                                                                                 EQ/CORE BOND INDEX*(U)(V)
                                                                                              ------------------------------
                                                                                                   2013            2012
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $    1,991,243  $       71,695
  Net realized gain (loss) on investments....................................................     (4,211,590)     (4,237,062)
  Change in unrealized appreciation (depreciation) of investments............................    (33,129,050)     24,086,418
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from operations......................................    (35,349,397)     19,921,051
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     13,920,854      62,999,108
   Transfers to Separate Account No. 70......................................................   (285,787,158)             --
   Transfers between Variable Investment Options including guaranteed interest account, net..  1,045,134,663      95,688,422
   Redemptions for contract benefits and terminations........................................   (149,807,738)    (77,991,180)
   Contract maintenance charges..............................................................    (17,077,651)    (15,961,695)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................    606,382,990      64,734,655
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       (160,385)             --
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................    570,873,208      84,655,706
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,241,250,177   1,156,594,471
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $1,812,123,385  $1,241,250,177
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --              --
  Redeemed...................................................................................             --              --
  Units Transferred to Separate Account No. 70...............................................             --              --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................             --              --
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         95,977          18,254
  Redeemed...................................................................................        (20,287)        (11,850)
  Units Transferred to Separate Account No. 70...............................................        (26,138)             --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................         49,552           6,404
                                                                                              ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                                   EQ/EQUITY 500 INDEX*
                                                                                              ------------------------------
                                                                                                   2013            2012
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $      276,458  $    2,965,274
  Net realized gain (loss) on investments....................................................     68,505,770      15,710,630
  Change in unrealized appreciation (depreciation) of investments............................    315,566,187     139,108,887
  Change in unrealized appreciation (depreciation) of investments............................    317,115,834     139,108,887
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from operations......................................    385,898,062     157,784,791
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      9,943,054      22,326,472
   Transfers to Separate Account No. 70......................................................    (18,587,620)             --
   Transfers between Variable Investment Options including guaranteed interest account, net..    161,877,184      48,663,182
   Redemptions for contract benefits and terminations........................................   (141,390,652)    (84,794,515)
   Contract maintenance charges..............................................................    (18,152,165)    (16,001,464)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................     (6,310,199)    (29,806,325)
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       (113,245)        137,199
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................    379,474,618     128,115,665
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,295,183,921   1,167,068,256
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $1,674,658,539  $1,295,183,921
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --             418
  Redeemed...................................................................................             --            (165)
  Units Transferred to Separate Account No. 70...............................................         (1,409)             --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................         (1,409)            253
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         11,517          10,068
  Redeemed...................................................................................         (9,821)        (10,751)
  Units Transferred to Separate Account No. 70...............................................             --              --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................          1,696            (683)
                                                                                              ==============  ==============

                                                                                              EQ/FRANKLIN CORE BALANCED*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $  6,601,970  $ 10,309,624
  Net realized gain (loss) on investments....................................................   10,991,587    (7,543,805)
  Change in unrealized appreciation (depreciation) of investments............................   64,862,109    49,602,945
  Change in unrealized appreciation (depreciation) of investments............................   64,955,060    49,602,945
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................   82,548,617    52,368,764
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    6,240,198     9,187,668
   Transfers to Separate Account No. 70......................................................   (4,927,714)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..  116,042,733    93,076,685
   Redemptions for contract benefits and terminations........................................  (73,128,370)  (40,122,696)
   Contract maintenance charges..............................................................  (11,124,928)   (9,798,141)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   33,101,919    52,343,516
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............     (260,474)           --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  115,390,062   104,712,280
NET ASSETS -- BEGINNING OF PERIOD............................................................  629,709,915   524,997,635
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $745,099,977  $629,709,915
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            64
  Redeemed...................................................................................           --           (24)
  Units Transferred to Separate Account No. 70...............................................         (133)           --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................         (133)           40
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       13,210        12,098
  Redeemed...................................................................................       (9,912)       (7,056)
  Units Transferred to Separate Account No. 70...............................................         (306)           --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................        2,992         5,042
                                                                                              ============  ============

                                                                                                   EQ/FRANKLIN TEMPLETON
                                                                                                        ALLOCATION*
                                                                                              ------------------------------
                                                                                                   2013            2012
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (5,579,555) $    2,864,209
  Net realized gain (loss) on investments....................................................     20,537,587     (25,776,014)
  Change in unrealized appreciation (depreciation) of investments............................    249,550,027     175,573,874
  Change in unrealized appreciation (depreciation) of investments............................    249,781,096     175,573,874
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from operations......................................    264,739,128     152,662,069
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     15,822,413      16,803,047
   Transfers to Separate Account No. 70......................................................     (4,506,469)             --
   Transfers between Variable Investment Options including guaranteed interest account, net..     76,383,640     (21,994,755)
   Redemptions for contract benefits and terminations........................................   (182,993,627)    (77,690,950)
   Contract maintenance charges..............................................................    (20,160,798)    (19,567,449)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................   (115,454,841)   (102,450,107)
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       (100,724)          6,998
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................    149,183,563      50,218,960
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,265,675,517   1,215,456,557
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $1,414,859,080  $1,265,675,517
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --              27
  Redeemed...................................................................................             --             (15)
  Units Transferred to Separate Account No. 70...............................................           (100)             --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................           (100)             12
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         10,247           4,416
  Redeemed...................................................................................        (21,337)        (16,887)
  Units Transferred to Separate Account No. 70...............................................           (383)             --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................        (11,473)        (12,471)
                                                                                              ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 EQ/GAMCO MERGERS AND
                                                                                                     ACQUISITIONS*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (2,208,631) $ (3,095,087)
  Net realized gain (loss) on investments....................................................   15,701,380     7,732,673
  Change in unrealized appreciation (depreciation) of investments............................    5,048,828     2,669,829
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................   18,541,577     7,307,415
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    1,173,663     2,852,665
   Transfers to Separate Account No. 70......................................................   (5,035,846)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..   20,411,528    (1,118,963)
   Redemptions for contract benefits and terminations........................................  (18,514,069)  (11,289,730)
   Contract maintenance charges..............................................................   (3,069,721)   (3,211,235)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   (5,034,445)  (12,767,263)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      (10,851)           --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   13,496,281    (5,459,848)
NET ASSETS -- BEGINNING OF PERIOD............................................................  200,466,760   205,926,608
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $213,963,041  $200,466,760
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --           145
  Redeemed...................................................................................           --           (65)
  Units Transferred to Separate Account No. 70...............................................         (440)           --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................         (440)           80
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        3,108         2,202
  Redeemed...................................................................................       (3,089)       (3,295)
  Units Transferred to Separate Account No. 70...............................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           19        (1,093)
                                                                                              ============  ============

                                                                                                     EQ/GAMCO SMALL
                                                                                                     COMPANY VALUE*
                                                                                              ----------------------------
                                                                                                   2013           2012
                                                                                              --------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (11,995,743) $ (2,050,196)
  Net realized gain (loss) on investments....................................................    119,661,934    59,825,085
  Change in unrealized appreciation (depreciation) of investments............................    205,842,877    70,335,121
                                                                                              --------------  ------------

  Net increase (decrease) in net assets from operations......................................    313,509,068   128,110,010
                                                                                              --------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      5,240,213    18,572,190
   Transfers to Separate Account No. 70......................................................    (53,051,954)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..     54,557,936     1,675,694
   Redemptions for contract benefits and terminations........................................    (97,448,379)  (44,513,247)
   Contract maintenance charges..............................................................    (14,126,691)  (12,534,582)
                                                                                              --------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   (104,828,875)  (36,799,945)
                                                                                              --------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        (98,692)           --
                                                                                              --------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    208,581,501    91,310,065
NET ASSETS -- BEGINNING OF PERIOD............................................................    906,650,060   815,339,995
                                                                                              --------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $1,115,231,561  $906,650,060
                                                                                              ==============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --           827
  Redeemed...................................................................................             --          (227)
  Units Transferred to Separate Account No. 70...............................................         (3,452)           --
                                                                                              --------------  ------------
  Net Increase (Decrease)....................................................................         (3,452)          600
                                                                                              ==============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          2,345         1,859
  Redeemed...................................................................................         (3,223)       (3,059)
  Units Transferred to Separate Account No. 70...............................................             --            --
                                                                                              --------------  ------------
  Net Increase (Decrease)....................................................................           (878)       (1,200)
                                                                                              ==============  ============

                                                                                                 EQ/GLOBAL MULTI-SECTOR
                                                                                                       EQUITY*(R)
                                                                                              ----------------------------
                                                                                                   2013           2012
                                                                                              --------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (5,887,251) $   (700,951)
  Net realized gain (loss) on investments....................................................    (26,291,064)  (39,853,108)
  Change in unrealized appreciation (depreciation) of investments............................    213,202,223   166,302,184
                                                                                              --------------  ------------

  Net increase (decrease) in net assets from operations......................................    181,023,908   125,748,125
                                                                                              --------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      7,953,222    13,634,892
   Transfers to Separate Account No. 70......................................................     (8,586,219)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..    271,451,035   (38,155,878)
   Redemptions for contract benefits and terminations........................................   (107,400,684)  (50,069,323)
   Contract maintenance charges..............................................................    (15,128,969)  (13,530,850)
                                                                                              --------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................    148,288,385   (88,121,159)
                                                                                              --------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        (50,869)       72,999
                                                                                              --------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    329,261,424    37,699,965
NET ASSETS -- BEGINNING OF PERIOD............................................................    897,012,616   859,312,651
                                                                                              --------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $1,226,274,040  $897,012,616
                                                                                              ==============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --            95
  Redeemed...................................................................................             --           (55)
  Units Transferred to Separate Account No. 70...............................................           (345)           --
                                                                                              --------------  ------------
  Net Increase (Decrease)....................................................................           (345)           40
                                                                                              ==============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         15,944         1,442
  Redeemed...................................................................................         (9,068)       (5,886)
  Units Transferred to Separate Account No. 70...............................................           (223)           --
                                                                                              --------------  ------------
  Net Increase (Decrease)....................................................................          6,653        (4,444)
                                                                                              ==============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                    EQ/INTERMEDIATE
                                                                                                    GOVERNMENT BOND*
                                                                                              ---------------------------
                                                                                                   2013          2012
                                                                                              -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (3,496,633) $ (5,488,039)
  Net realized gain (loss) on investments....................................................     2,524,330     6,706,802
  Change in unrealized appreciation (depreciation) of investments............................    (7,750,017)   (3,323,266)
                                                                                              -------------  ------------

  Net increase (decrease) in net assets from operations......................................    (8,722,320)   (2,104,503)
                                                                                              -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     2,450,870    29,451,028
   Transfers to Separate Account No. 70......................................................  (128,813,746)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..   (12,330,249)    2,448,803
   Redemptions for contract benefits and terminations........................................   (38,883,998)  (31,020,537)
   Contract maintenance charges..............................................................    (3,637,685)   (5,835,298)
                                                                                              -------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (181,214,808)   (4,956,004)
                                                                                              -------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       (76,182)           --
                                                                                              -------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  (190,013,310)   (7,060,507)
NET ASSETS -- BEGINNING OF PERIOD............................................................   440,400,882   447,461,389
                                                                                              -------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $ 250,387,572  $440,400,882
                                                                                              =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................            --            --
  Redeemed...................................................................................            --            --
  Units Transferred to Separate Account No. 70...............................................            --            --
                                                                                              -------------  ------------
  Net Increase (Decrease)....................................................................            --            --
                                                                                              =============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         2,588         8,999
  Redeemed...................................................................................        (6,523)       (8,479)
  Units Transferred to Separate Account No. 70...............................................       (12,015)           --
                                                                                              -------------  ------------
  Net Increase (Decrease)....................................................................       (15,950)          520
                                                                                              =============  ============

                                                                                                  EQ/INTERNATIONAL CORE
                                                                                                       PLUS*(B)(C)
                                                                                              ----------------------------
                                                                                                   2013           2012
                                                                                              --------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (3,759,293) $   (210,525)
  Net realized gain (loss) on investments....................................................    (38,125,600)  (48,916,372)
  Change in unrealized appreciation (depreciation) of investments............................    241,542,304   133,757,479
                                                                                              --------------  ------------

  Net increase (decrease) in net assets from operations......................................    199,657,411    84,630,582
                                                                                              --------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      7,533,307     9,265,949
   Transfers to Separate Account No. 70......................................................     (5,692,035)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..    636,750,121   (23,568,354)
   Redemptions for contract benefits and terminations........................................   (102,025,413)  (38,714,262)
   Contract maintenance charges..............................................................    (13,851,733)   (8,791,509)
                                                                                              --------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................    522,714,247   (61,808,176)
                                                                                              --------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       (242,946)       47,038
                                                                                              --------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    722,128,712    22,869,444
NET ASSETS -- BEGINNING OF PERIOD............................................................    631,690,237   608,820,793
                                                                                              --------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $1,353,818,949  $631,690,237
                                                                                              ==============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --            61
  Redeemed...................................................................................             --           (78)
  Units Transferred to Separate Account No. 70...............................................           (250)           --
                                                                                              --------------  ------------
  Net Increase (Decrease)....................................................................           (250)          (17)
                                                                                              ==============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         55,222         1,873
  Redeemed...................................................................................        (14,341)       (6,928)
  Units Transferred to Separate Account No. 70...............................................           (236)           --
                                                                                              --------------  ------------
  Net Increase (Decrease)....................................................................         40,645        (5,055)
                                                                                              ==============  ============

                                                                                                   EQ/INTERNATIONAL
                                                                                                     EQUITY INDEX*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $  5,489,375  $  8,161,268
  Net realized gain (loss) on investments....................................................  (38,256,223)  (54,023,961)
  Change in unrealized appreciation (depreciation) of investments............................  146,177,788   118,794,424
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................  113,410,940    72,931,731
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    4,853,982     7,247,420
   Transfers to Separate Account No. 70......................................................   (2,520,057)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..   87,141,057    (8,390,105)
   Redemptions for contract benefits and terminations........................................  (53,062,051)  (31,285,076)
   Contract maintenance charges..............................................................   (8,802,873)   (8,111,901)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   27,610,058   (40,539,662)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      (71,726)       67,999
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  140,949,272    32,460,068
NET ASSETS -- BEGINNING OF PERIOD............................................................  556,404,441   523,944,373
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $697,353,713  $556,404,441
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            85
  Redeemed...................................................................................           --           (25)
  Units Transferred to Separate Account No. 70...............................................         (244)           --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................         (244)           60
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        8,129         2,235
  Redeemed...................................................................................       (5,796)       (5,812)
  Units Transferred to Separate Account No. 70...............................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................        2,333        (3,577)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                              EQ/INTERNATIONAL VALUE PLUS*
                                                                                              --------------------------
                                                                                                  2013           2012
                                                                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (2,124,226)  $  1,816,415
  Net realized gain (loss) on investments....................................................  (28,780,370)   (37,692,499)
  Change in unrealized appreciation (depreciation) of investments............................  126,283,116    119,300,800
                                                                                              ------------   ------------

  Net increase (decrease) in net assets from operations......................................   95,378,520     83,424,716
                                                                                              ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    4,300,115      6,226,101
   Transfers to Separate Account No. 70......................................................   (3,700,927)            --
   Transfers between Variable Investment Options including guaranteed interest account, net..  (15,745,044)   (18,733,413)
   Redemptions for contract benefits and terminations........................................  (53,155,308)   (34,568,668)
   Contract maintenance charges..............................................................   (7,571,924)    (7,712,045)
                                                                                              ------------   ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (75,873,088)   (54,788,025)
                                                                                              ------------   ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      (51,475)        44,700
                                                                                              ------------   ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   19,453,957     28,681,391
NET ASSETS -- BEGINNING OF PERIOD............................................................  582,621,300    553,939,909
                                                                                              ------------   ------------

NET ASSETS -- END OF PERIOD.................................................................. $602,075,257   $582,621,300
                                                                                              ============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --             78
  Redeemed...................................................................................           --            (61)
  Units Transferred to Separate Account No. 70...............................................         (371)            --
                                                                                              ------------   ------------
  Net Increase (Decrease)....................................................................         (371)            17
                                                                                              ============   ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,505          1,151
  Redeemed...................................................................................       (5,752)        (4,906)
  Units Transferred to Separate Account No. 70...............................................           --             --
                                                                                              ------------   ------------
  Net Increase (Decrease)....................................................................       (4,247)        (3,755)
                                                                                              ============   ============

                                                                                                    EQ/LARGE CAP CORE
                                                                                                  PLUS*(D)(E)(F)(G)(H)
                                                                                              ----------------------------
                                                                                                   2013           2012
                                                                                              --------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (6,720,516) $   (493,573)
  Net realized gain (loss) on investments....................................................     87,404,650     7,409,421
  Change in unrealized appreciation (depreciation) of investments............................    211,048,484    10,410,789
                                                                                              --------------  ------------

  Net increase (decrease) in net assets from operations......................................    291,732,618    17,326,637
                                                                                              --------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      8,340,953     2,485,564
   Transfers to Separate Account No. 70......................................................     (1,627,035)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..  1,556,035,557    (2,441,588)
   Redemptions for contract benefits and terminations........................................   (122,856,341)  (12,259,458)
   Contract maintenance charges..............................................................    (12,996,296)   (1,548,640)
                                                                                              --------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  1,426,896,838   (13,764,122)
                                                                                              --------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       (476,208)       14,400
                                                                                              --------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,718,153,248     3,576,915
NET ASSETS -- BEGINNING OF PERIOD............................................................    137,984,585   134,407,670
                                                                                              --------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $1,856,137,833  $137,984,585
                                                                                              ==============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --            --
  Redeemed...................................................................................             --            --
  Units Transferred to Separate Account No. 70...............................................             --            --
                                                                                              --------------  ------------
  Net Increase (Decrease)....................................................................             --            --
                                                                                              ==============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        129,549           708
  Redeemed...................................................................................        (15,795)       (2,066)
  Units Transferred to Separate Account No. 70...............................................           (138)           --
                                                                                              --------------  ------------
  Net Increase (Decrease)....................................................................        113,616        (1,358)
                                                                                              ==============  ============

                                                                                                  EQ/LARGE CAP GROWTH
                                                                                                        INDEX*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,872,856) $   (999,306)
  Net realized gain (loss) on investments....................................................   48,507,506    15,320,999
  Change in unrealized appreciation (depreciation) of investments............................   67,967,943    27,738,657
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................  114,602,593    42,060,350
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    1,664,245     3,458,780
   Transfers to Separate Account No. 70......................................................   (5,558,538)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..   98,501,252    14,392,579
   Redemptions for contract benefits and terminations........................................  (42,091,063)  (27,224,200)
   Contract maintenance charges..............................................................   (5,151,508)   (4,444,425)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   47,364,388   (13,817,266)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      (12,966)       42,001
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  161,954,015    28,285,085
NET ASSETS -- BEGINNING OF PERIOD............................................................  354,487,273   326,202,188
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $516,441,288  $354,487,273
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --           145
  Redeemed...................................................................................           --           (57)
  Units Transferred to Separate Account No. 70...............................................         (408)           --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................         (408)           88
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        9,326         4,857
  Redeemed...................................................................................       (5,848)       (6,641)
  Units Transferred to Separate Account No. 70...............................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................        3,478        (1,784)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                   EQ/LARGE CAP GROWTH
                                                                                                  PLUS*(M)(N)(I)(J)(O)
                                                                                              ----------------------------
                                                                                                   2013           2012
                                                                                              --------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (23,873,064) $ (4,919,585)
  Net realized gain (loss) on investments....................................................    120,112,233     6,145,178
  Change in unrealized appreciation (depreciation) of investments............................    496,413,793    59,414,459
                                                                                              --------------  ------------

  Net increase (decrease) in net assets from operations......................................    592,652,962    60,640,052
                                                                                              --------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     15,570,065     8,729,356
   Transfers to Separate Account No. 70......................................................     (7,647,897)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..  2,732,519,253   (21,051,613)
   Redemptions for contract benefits and terminations........................................   (224,078,543)  (34,054,767)
   Contract maintenance charges..............................................................    (25,951,468)   (7,007,925)
                                                                                              --------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  2,490,411,410   (53,384,949)
                                                                                              --------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       (710,375)           --
                                                                                              --------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  3,082,353,997     7,255,103
NET ASSETS -- BEGINNING OF PERIOD............................................................    514,840,373   507,585,270
                                                                                              --------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $3,597,194,370  $514,840,373
                                                                                              ==============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --            28
  Redeemed...................................................................................             --           (51)
  Units Transferred to Separate Account No. 70...............................................           (147)           --
                                                                                              --------------  ------------
  Net Increase (Decrease)....................................................................           (147)          (23)
                                                                                              ==============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        168,090         1,562
  Redeemed...................................................................................        (23,250)       (5,053)
  Units Transferred to Separate Account No. 70...............................................           (388)           --
                                                                                              --------------  ------------
  Net Increase (Decrease)....................................................................        144,452        (3,491)
                                                                                              ==============  ============

                                                                                               EQ/LARGE CAP VALUE INDEX*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $    413,990  $  1,114,536
  Net realized gain (loss) on investments....................................................   22,997,921    (4,050,901)
  Change in unrealized appreciation (depreciation) of investments............................   60,146,576    40,219,884
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................   83,558,487    37,283,519
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    2,606,450     3,458,281
   Transfers to Separate Account No. 70......................................................   (2,562,545)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..   82,583,152   (13,009,872)
   Redemptions for contract benefits and terminations........................................  (32,572,022)  (14,261,501)
   Contract maintenance charges..............................................................   (4,925,953)   (4,273,784)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   45,129,082   (28,086,876)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............   (2,321,312)       12,199
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  126,366,257     9,208,842
NET ASSETS -- BEGINNING OF PERIOD............................................................  265,464,015   256,255,173
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $391,830,272  $265,464,015
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            88
  Redeemed...................................................................................           --           (48)
  Units Transferred to Separate Account No. 70...............................................         (195)           --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................         (195)           40
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       15,050         5,569
  Redeemed...................................................................................       (8,761)      (10,010)
  Units Transferred to Separate Account No. 70...............................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................        6,289        (4,441)
                                                                                              ============  ============

                                                                                                    EQ/LARGE CAP VALUE
                                                                                                  PLUS*(W)(X)(Z)(Y)(AA)
                                                                                              -----------------------------
                                                                                                   2013            2012
                                                                                              --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $    3,231,073  $     892,699
  Net realized gain (loss) on investments....................................................    (62,013,724)   (60,583,522)
  Change in unrealized appreciation (depreciation) of investments............................    506,713,055    192,236,533
                                                                                              --------------  -------------

  Net increase (decrease) in net assets from operations......................................    447,930,404    132,545,710
                                                                                              --------------  -------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     14,700,494     12,233,136
   Transfers to Separate Account No. 70......................................................     (4,300,347)            --
   Transfers between Variable Investment Options including guaranteed interest account, net..  2,123,032,885    (46,415,466)
   Redemptions for contract benefits and terminations........................................   (219,417,905)   (72,456,443)
   Contract maintenance charges..............................................................    (25,701,105)   (13,499,768)
                                                                                              --------------  -------------

  Net increase (decrease) in net assets from contractowner transactions......................  1,888,314,022   (120,138,541)
                                                                                              --------------  -------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        (12,734)            --
                                                                                              --------------  -------------

INCREASE (DECREASE) IN NET ASSETS............................................................  2,336,231,692     12,407,169
NET ASSETS -- BEGINNING OF PERIOD............................................................    985,601,771    973,194,602
                                                                                              --------------  -------------

NET ASSETS -- END OF PERIOD.................................................................. $3,321,833,463  $ 985,601,771
                                                                                              ==============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --             23
  Redeemed...................................................................................             --            (13)
  Units Transferred to Separate Account No. 70...............................................           (126)            --
                                                                                              --------------  -------------
  Net Increase (Decrease)....................................................................           (126)            10
                                                                                              ==============  =============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        157,362            844
  Redeemed...................................................................................        (26,371)       (11,153)
  Units Transferred to Separate Account No. 70...............................................           (237)            --
                                                                                              --------------  -------------
  Net Increase (Decrease)....................................................................        130,754        (10,309)
                                                                                              ==============  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                   EQ/MID CAP INDEX*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (5,632,746) $ (3,267,621)
  Net realized gain (loss) on investments....................................................   19,139,835   (11,497,509)
  Change in unrealized appreciation (depreciation) of investments............................  201,577,664   111,046,946
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................  215,084,753    96,281,816
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    4,331,270     7,787,193
   Transfers to Separate Account No. 70......................................................   (5,340,142)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..   68,891,850    16,035,850
   Redemptions for contract benefits and terminations........................................  (78,338,506)  (43,374,973)
   Contract maintenance charges..............................................................  (10,951,541)   (9,638,594)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (21,407,069)  (29,190,524)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............     (243,615)      189,997
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  193,434,069    67,281,289
NET ASSETS -- BEGINNING OF PERIOD............................................................  704,081,869   636,800,580
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $897,515,938  $704,081,869
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --           116
  Redeemed...................................................................................           --           (51)
  Units Transferred to Separate Account No. 70...............................................         (368)           --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................         (368)           65
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        6,497         4,486
  Redeemed...................................................................................       (7,385)       (6,902)
  Units Transferred to Separate Account No. 70...............................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................         (888)       (2,416)
                                                                                              ============  ============

                                                                                                EQ/MID CAP VALUE PLUS*(S)
                                                                                              ----------------------------
                                                                                                   2013           2012
                                                                                              --------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (10,978,602) $ (2,561,107)
  Net realized gain (loss) on investments....................................................     22,271,985   (37,026,035)
  Change in unrealized appreciation (depreciation) of investments............................    300,681,587   185,818,951
                                                                                              --------------  ------------

  Net increase (decrease) in net assets from operations......................................    311,974,970   146,231,809
                                                                                              --------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      8,706,838    11,985,240
   Transfers to Separate Account No. 70......................................................     (3,841,442)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..    346,989,928   (37,489,354)
   Redemptions for contract benefits and terminations........................................   (126,515,070)  (59,798,143)
   Contract maintenance charges..............................................................    (16,646,687)  (13,806,341)
                                                                                              --------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................    208,693,567   (99,108,598)
                                                                                              --------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       (418,294)           --
                                                                                              --------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    520,250,243    47,123,211
NET ASSETS -- BEGINNING OF PERIOD............................................................    947,843,674   900,720,463
                                                                                              --------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $1,468,093,917  $947,843,674
                                                                                              ==============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --            37
  Redeemed...................................................................................             --           (35)
  Units Transferred to Separate Account No. 70...............................................            (57)           --
                                                                                              --------------  ------------
  Net Increase (Decrease)....................................................................            (57)            2
                                                                                              ==============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         22,898         1,126
  Redeemed...................................................................................        (11,978)       (7,779)
  Units Transferred to Separate Account No. 70...............................................           (196)           --
                                                                                              --------------  ------------
  Net Increase (Decrease)....................................................................         10,724        (6,653)
                                                                                              ==============  ============

                                                                                                      EQ/MONEY MARKET*
                                                                                              --------------------------------
                                                                                                    2013             2012
                                                                                              ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $    (6,806,531) $    (8,301,029)
  Net realized gain (loss) on investments....................................................          (6,219)         (40,633)
  Change in unrealized appreciation (depreciation) of investments............................          10,112           45,696
                                                                                              ---------------  ---------------

  Net increase (decrease) in net assets from operations......................................      (6,802,638)      (8,295,966)
                                                                                              ---------------  ---------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,575,017,679    1,491,824,854
   Transfers to Separate Account No. 70......................................................     (39,045,329)              --
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,076,666,571)  (1,307,949,693)
   Redemptions for contract benefits and terminations........................................    (487,209,670)    (207,675,066)
   Contract maintenance charges..............................................................      (5,634,488)      (6,323,781)
                                                                                              ---------------  ---------------

  Net increase (decrease) in net assets from contractowner transactions......................     (33,538,379)     (30,123,686)
                                                                                              ---------------  ---------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         (40,001)              --
                                                                                              ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS............................................................     (40,381,018)     (38,419,652)
NET ASSETS -- BEGINNING OF PERIOD............................................................     665,030,427      703,450,079
                                                                                              ---------------  ---------------

NET ASSETS -- END OF PERIOD.................................................................. $   624,649,409  $   665,030,427
                                                                                              ===============  ===============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................              --            3,216
  Redeemed...................................................................................              --           (6,043)
  Units Transferred to Separate Account No. 70...............................................          (2,080)              --
                                                                                              ---------------  ---------------
  Net Increase (Decrease)....................................................................          (2,080)          (2,827)
                                                                                              ===============  ===============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       2,318,049        1,561,030
  Redeemed...................................................................................      (2,301,281)      (1,465,673)
  Units Transferred to Separate Account No. 70...............................................          (1,258)              --
                                                                                              ---------------  ---------------
  Net Increase (Decrease)....................................................................          15,510           95,357
                                                                                              ===============  ===============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               EQ/MORGAN STANLEY MID CAP
                                                                                                        GROWTH*
                                                                                              ---------------------------
                                                                                                   2013          2012
                                                                                              -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (8,727,687) $ (6,427,403)
  Net realized gain (loss) on investments....................................................    88,065,975    27,212,707
  Change in unrealized appreciation (depreciation) of investments............................   103,888,940    16,420,936
                                                                                              -------------  ------------

  Net increase (decrease) in net assets from operations......................................   183,227,228    37,206,240
                                                                                              -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     3,210,336    16,860,225
   Transfers to Separate Account No. 70......................................................   (27,159,815)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..   (12,249,902)  (13,802,774)
   Redemptions for contract benefits and terminations........................................   (55,918,784)  (32,138,126)
   Contract maintenance charges..............................................................    (8,684,899)   (9,260,725)
                                                                                              -------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (100,803,064)  (38,341,400)
                                                                                              -------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       (10,909)           --
                                                                                              -------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    82,413,255    (1,135,160)
NET ASSETS -- BEGINNING OF PERIOD............................................................   569,848,640   570,983,800
                                                                                              -------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $ 652,261,895  $569,848,640
                                                                                              =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................            --           428
  Redeemed...................................................................................            --          (268)
  Units Transferred to Separate Account No. 70...............................................        (1,342)           --
                                                                                              -------------  ------------
  Net Increase (Decrease)....................................................................        (1,342)          160
                                                                                              =============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         3,161         4,387
  Redeemed...................................................................................        (7,123)       (7,080)
  Units Transferred to Separate Account No. 70...............................................          (590)           --
                                                                                              -------------  ------------
  Net Increase (Decrease)....................................................................        (4,552)       (2,693)
                                                                                              =============  ============

                                                                                              EQ/MUTUAL LARGE CAP EQUITY*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,719,276) $   (346,062)
  Net realized gain (loss) on investments....................................................    2,174,834    (7,435,151)
  Change in unrealized appreciation (depreciation) of investments............................   48,509,014    31,024,137
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................   48,964,572    23,242,924
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    2,528,263     3,240,147
   Transfers to Separate Account No. 70......................................................   (1,977,467)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..  (10,771,942)   (9,701,552)
   Redemptions for contract benefits and terminations........................................  (21,743,141)  (13,625,639)
   Contract maintenance charges..............................................................   (3,287,152)   (3,373,620)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (35,251,439)  (23,460,664)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............     (295,168)           --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   13,417,965      (217,740)
NET ASSETS -- BEGINNING OF PERIOD............................................................  193,789,285   194,007,025
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $207,207,250  $193,789,285
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            14
  Redeemed...................................................................................           --            (7)
  Units Transferred to Separate Account No. 70...............................................          (85)           --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (85)            7
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          869           775
  Redeemed...................................................................................       (3,941)       (3,384)
  Units Transferred to Separate Account No. 70...............................................         (101)           --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (3,173)       (2,609)
                                                                                              ============  ============

                                                                                                EQ/QUALITY BOND PLUS*(T)
                                                                                              ----------------------------
                                                                                                   2013           2012
                                                                                              --------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (8,643,322) $ (4,395,457)
  Net realized gain (loss) on investments....................................................    (17,546,404)   (5,302,411)
  Change in unrealized appreciation (depreciation) of investments............................     (4,176,289)   15,699,231
                                                                                              --------------  ------------

  Net increase (decrease) in net assets from operations......................................    (30,366,015)    6,001,363
                                                                                              --------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      7,415,208    18,384,880
   Transfers to Separate Account No. 70......................................................    (18,636,388)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..  1,121,336,105     7,049,157
   Redemptions for contract benefits and terminations........................................   (111,232,651)  (38,674,899)
   Contract maintenance charges..............................................................    (13,223,534)   (7,308,671)
                                                                                              --------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................    985,658,740   (20,549,533)
                                                                                              --------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        240,002            --
                                                                                              --------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    955,532,727   (14,548,170)
NET ASSETS -- BEGINNING OF PERIOD............................................................    505,396,718   519,944,888
                                                                                              --------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $1,460,929,445  $505,396,718
                                                                                              ==============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --            --
  Redeemed...................................................................................             --            --
  Units Transferred to Separate Account No. 70...............................................             --            --
                                                                                              --------------  ------------
  Net Increase (Decrease)....................................................................             --            --
                                                                                              ==============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         98,505         4,358
  Redeemed...................................................................................        (19,710)       (5,845)
  Units Transferred to Separate Account No. 70...............................................         (1,489)           --
                                                                                              --------------  ------------
  Net Increase (Decrease)....................................................................         77,306        (1,487)
                                                                                              ==============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                EQ/SMALL COMPANY INDEX*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (2,764,224) $     71,753
  Net realized gain (loss) on investments....................................................   66,325,602    21,764,179
  Change in unrealized appreciation (depreciation) of investments............................   96,503,915    36,763,474
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................  160,065,293    58,599,406
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    3,150,947     6,008,355
   Transfers to Separate Account No. 70......................................................   (4,460,359)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..   16,114,543    (5,697,543)
   Redemptions for contract benefits and terminations........................................  (47,162,702)  (26,149,989)
   Contract maintenance charges..............................................................   (7,127,602)   (6,556,751)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (39,485,173)  (32,395,928)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      (76,061)       92,001
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  120,504,059    26,295,479
NET ASSETS -- BEGINNING OF PERIOD............................................................  464,073,683   437,778,204
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $584,577,742  $464,073,683
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --           109
  Redeemed...................................................................................           --           (73)
  Units Transferred to Separate Account No. 70...............................................         (309)           --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................         (309)           36
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        3,481         2,549
  Redeemed...................................................................................       (5,196)       (4,666)
  Units Transferred to Separate Account No. 70...............................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,715)       (2,117)
                                                                                              ============  ============

                                                                                              EQ/TEMPLETON GLOBAL EQUITY*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,435,031) $   (308,150)
  Net realized gain (loss) on investments....................................................    2,676,385    (5,252,249)
  Change in unrealized appreciation (depreciation) of investments............................   51,998,365    35,087,167
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................   53,239,719    29,526,768
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    2,522,490     7,652,261
   Transfers to Separate Account No. 70......................................................   (8,677,247)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..   77,513,705     4,521,884
   Redemptions for contract benefits and terminations........................................  (24,152,877)  (11,780,779)
   Contract maintenance charges..............................................................   (3,698,555)   (3,026,230)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   43,507,516    (2,632,864)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      (12,549)           --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   96,734,686    26,893,904
NET ASSETS -- BEGINNING OF PERIOD............................................................  197,859,398   170,965,494
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $294,594,084  $197,859,398
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            43
  Redeemed...................................................................................           --           (31)
  Units Transferred to Separate Account No. 70...............................................         (157)           --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................         (157)           12
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        8,882         3,143
  Redeemed...................................................................................       (3,795)       (3,494)
  Units Transferred to Separate Account No. 70...............................................         (753)           --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................        4,334          (351)
                                                                                              ============  ============

                                                                                               MULTIMANAGER TECHNOLOGY*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (6,079,317) $ (5,929,615)
  Net realized gain (loss) on investments....................................................   38,656,601    22,305,540
  Change in unrealized appreciation (depreciation) of investments............................   88,378,722    25,797,857
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................  120,956,006    42,173,782
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    1,912,482     7,370,770
   Transfers to Separate Account No. 70......................................................   (5,150,185)           --
   Transfers between Variable Investment Options including guaranteed interest account, net..   (4,718,291)    3,174,714
   Redemptions for contract benefits and terminations........................................  (36,966,434)  (24,842,920)
   Contract maintenance charges..............................................................   (5,550,540)   (5,712,193)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (50,472,968)  (20,009,629)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      (94,168)       67,000
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   70,388,870    22,231,153
NET ASSETS -- BEGINNING OF PERIOD............................................................  385,780,165   363,549,012
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $456,169,035  $385,780,165
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
  Units Transferred to Separate Account No. 70...............................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        2,672         4,071
  Redeemed...................................................................................       (5,635)       (5,607)
  Units Transferred to Separate Account No. 70...............................................         (385)           --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (3,348)       (1,536)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2013.
(b)EQ/International Core PLUS replaced EQ/MFS International Growth due to a fund substitution on June 21, 2013.
(c)EQ/International Core PLUS replaced Multimanager International Equity due to a fund substitution on June 21, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

(d)EQ/Large Cap Core PLUS replaced EQ/Capital Guardian Research due to a fund substitution on June 21, 2013.
(e)EQ/Large Cap Core PLUS replaced EQ/Davis New York Venture due to a fund substitution on June 21, 2013.
(f)EQ/Large Cap Core PLUS replaced EQ/Lord Abbett Large Cap Core due to a fund substitution on June 21, 2013.
(g)EQ/Large Cap Core PLUS replaced EQ/UBS Growth and Income due to a fund substitution on June 21, 2013.
(h)EQ/Large Cap Core PLUS replaced Multimanager Large Cap Core Equity due to a fund substitution on June 21, 2013.
(i)EQ/Large Cap Growth PLUS replaced EQ/T. Rowe Price Growth Stock due to a fund substitution on June 21, 2013.
(j)EQ/Large Cap Growth PLUS replaced EQ/Wells Fargo Omega Growth due to a fund substitution on June 21, 2013.
(k)AXA Tactical Manager 2000 replaced Multimanager Small Cap Growth due to a fund substitution on July 12, 2013.
(l)AXA Tactical Manager 2000 replaced Multimanager Small Cap Value due to a fund substitution on July 12, 2013.
(m)EQ/Large Cap Growth PLUS replaced EQ/Equity Growth PLUS due to a fund substitution on July 12, 2013.
(n)EQ/Large Cap Growth PLUS replaced EQ/Montag & Caldwell Growth due to a fund substitution on July 12, 2013.
(o)EQ/Large Cap Growth PLUS replaced Multimanager Aggressive Equity due to a fund substitution on July 12, 2013.
(p)AXA Tactical Manager 400 replaced Multimanager Mid Cap Growth due to a fund substitution on July 19, 2013.
(q)EQ/AllianceBernstein Short Duration Government Bond replaced EQ/PIMCO Ultra Short Bond due to a fund substitution on July 19, 2013.
(r)EQ/Global Multi-Sector Equity replaced EQ/Oppenheimer Global due to a fund substitution on July 19, 2013.
(s)EQ/Mid Cap Value PLUS replaced Multimanager Mid Cap Value due to a fund substitution on July 19, 2013.
(t)EQ/Quality Bond PLUS replaced Multimanager Core Bond due to a fund substitution on July 19, 2013.
(u)EQ/Core Bond Index replaced EQ/Global Bond PLUS due to a fund substitution on July 26, 2013.
(v)EQ/Core Bond Index replaced Multimanager Multi-Sector Bond due to a fund substitution on July 26, 2013.
(w)EQ/Large Cap Value PLUS replaced EQ/BlackRock Basic Value Equity due to a fund substitution on July 26, 2013.
(x)EQ/Large Cap Value PLUS replaced EQ/Boston Advisors Equity Income due to a fund substitution on July 26, 2013.
(y)EQ/Large Cap Value PLUS replaced EQ/JPMorgan Value Opportunities due to a fund substitution on July 26, 2013.
(z)EQ/Large Cap Value PLUS replaced EQ/Invesco Comstock due to a fund substitution on July 26, 2013.
(aa)EQ/Large Cap Value PLUS replaced Multimanager Large Cap Value due to a fund substitution on July 26, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AXA Premier VIP Trust ("VIP"), and EQ Advisors Trust ("EQAT") (collectively, ("the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-PLUS Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Multimanager Technology

     EQ ADVISORS TRUST*
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Growth Strategy
  .   AXA Moderate Growth Strategy
  .   AXA Tactical Manager 400
  .   AXA Tactical Manager 2000
  .   EQ/AllianceBernstein Short Duration Government Bond
  .   EQ/AllianceBernstein Small Cap Growth
  .   EQ/AXA Franklin Small Cap Value Core
  .   EQ/Calvert Socially Responsible
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Equity 500 Index
  .   EQ/Franklin Core Balanced
  .   EQ/Franklin Templeton Allocation
  .   EQ/GAMCO Mergers and Acquisitions
  .   EQ/GAMCO Small Company Value
  .   EQ/Global Multi-Sector Equity
  .   EQ/Intermediate Government Bond
  .   EQ/International Core PLUS
  .   EQ/International Equity Index
  .   EQ/International Value PLUS
  .   EQ/Large Cap Core PLUS
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Growth PLUS
  .   EQ/Large Cap Value Index
  .   EQ/Large Cap Value PLUS
  .   EQ/Mid Cap Index
  .   EQ/Mid Cap Value PLUS
  .   EQ/Money Market
  .   EQ/Morgan Stanley Mid Cap Growth
  .   EQ/Mutual Large Cap Equity
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/Templeton Global Equity

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
   Note: Separate Account No. 49 also includes twelve Variable Investment Options that have not been offered to the public and for which the financial statements have not been included herein.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Structured Capital Strategies, including all contracts issued currently (collectively, the "Contracts"). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity ("NQ") for after-tax contributions only, or when used as an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-shelter annuity ("TSA"). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risk charges, asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

1. Organization (Concluded)


   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and are valued at the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

3. Fair Value Disclosures


   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                       PURCHASES        SALES
                                                     -------------- --------------
AXA Aggressive Allocation........................... $  299,474,575 $  471,627,839
AXA Balanced Strategy...............................     38,636,157     53,738,862
AXA Conservative Allocation.........................    228,675,965    695,395,298
AXA Conservative Growth Strategy....................     20,063,542     40,569,290
AXA Conservative Strategy...........................     14,178,389     46,947,510
AXA Conservative-Plus Allocation....................    170,327,353    397,816,633
AXA Growth Strategy.................................     58,862,927     53,664,340
AXA Moderate Allocation.............................    445,669,297  1,064,693,899
AXA Moderate Growth Strategy........................     52,585,248     78,869,019
AXA Moderate-Plus Allocation........................    648,120,007  1,462,140,588
AXA Tactical Manager 400............................    392,127,800     42,617,940
AXA Tactical Manager 2000...........................    727,165,734     81,237,976
EQ/AllianceBernstein Short Duration Government Bond.    989,650,346    131,271,729
EQ/AllianceBernstein Small Cap Growth...............    129,171,410    112,045,713
EQ/AXA Franklin Small Cap Value Core................     42,384,028     56,605,889
EQ/Calvert Socially Responsible.....................     17,495,229     11,646,445
EQ/Common Stock Index...............................     72,689,328    134,159,565
EQ/Core Bond Index..................................  1,157,400,055    263,399,049
EQ/Equity 500 Index.................................    252,976,374    240,535,740
EQ/Franklin Core Balanced...........................    168,014,358    123,643,229
EQ/Franklin Templeton Allocation....................    113,124,817    229,753,468
EQ/GAMCO Mergers & Acquisitions.....................     52,330,416     44,847,153
EQ/GAMCO Small Company Value........................    161,330,466    176,895,956
EQ/Global Multi-Sector Equity.......................    376,153,872    225,217,388
EQ/Intermediate Government Bond.....................     37,802,397     93,776,274
EQ/International Core PLUS..........................    744,287,812    219,883,769
EQ/International Equity Index.......................    123,322,386     87,774,622
EQ/International Value PLUS.........................     31,095,689    105,443,551
EQ/Large Cap Core PLUS..............................  1,726,424,184    233,582,212
EQ/Large Cap Growth Index...........................    149,859,988     76,203,538
EQ/Large Cap Growth PLUS............................  2,928,351,204    454,875,336
EQ/Large Cap Value Index............................    120,728,742     74,944,437
EQ/Large Cap Value PLUS.............................  2,307,207,608    411,374,900

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

4. Purchases and Sales of Investments (Concluded)

                                    PURCHASES        SALES
                                  -------------- --------------
EQ/Mid Cap Index................. $  109,804,565 $  131,747,854
EQ/Mid Cap Value PLUS............    443,656,537    242,518,424
EQ/Money Market..................  2,747,900,512  2,749,236,203
EQ/Morgan Stanley Mid Cap Growth.     98,143,997    144,247,167
EQ/Mutual Large Cap Equity.......     10,816,445     46,104,861
EQ/Quality Bond PLUS.............  1,258,297,268    262,405,460
EQ/Small Company Index...........    113,390,081    110,061,376
EQ/Templeton Global Equity.......     92,910,516     42,173,333
Multimanager Technology..........     40,752,785     92,249,053

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest in are categorized by the share class of the Portfolio. The shares of Class K held by the Variable Investment Options as of December 31, 2013, are attributable to amounts retained in the Variable Investment Option by AXA Equitable. The amounts retained by AXA Equitable are also held in shares of Class A and B. All share classes are subject to fees for investment management and advisory services and other Portfolio expenses. Other classes of shares of the Portfolios that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable and its affiliates serve as investment managers of Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of the Portfolios. Investment managers either oversee the activities of the investment advisors with respect to the Portfolios and are responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.11% to a high of 1.40% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Short Duration Government Bond, EQ/AllianceBerstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industrial Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

5. Expenses and Related Party Transactions (Concluded)

   affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

6. Reorganizations

   On January 1, 2013 a reorganization relating to certain unit classes of the Variable Investment Options of Separate Account No. 49, occurred. A pro-rata portion of the assets and associated liabilities, with an aggregate value of units attributable to the Contracts of the Retirement Cornerstone Series, Retirement Cornerstone 11 Series, and Accumulator 11 Series were transferred from Separate Account No. 49 to Separate Account No. 70, and such units were transferred from the various investment options of Separate Account No. 49. The holders of such units were issued units of the corresponding Variable Investment Options of Separate Account No. 70 with the same mortality and expense charges, share class, units, net unit value, and related aggregate value, on the date of reorganization.

   THE MARKET VALUE AND SHARE CLASS OF EACH OF THE UNITS TRANSFERRED FROM EACH OF THE VARIABLE INVESTMENT OPTIONS ON THE DATE OF TRANSFER WAS AS FOLLOWS:

                                                                                    ACCUMULATED UNIT
                                                                                         VALUE
                                                                                    TRANSFERRED FROM
                                                                                    SEPARATE ACCOUNT
                                                                           UNITS     49 TO SEPARATE
                                                                        TRANSFERRED    ACCOUNT 70
FUND                                                        SHARE CLASS   (000S)         (000S)
----                                                      ------------- ----------- ----------------
All Asset Growth-Alt 20..................................       A             430     $     5,228
AllianceBernstein VPS Balanced Wealth Strategy Portfolio.       B             263           3,080
AllianceBernstein VPS International Growth Portfolio.....       B             455           4,810
American Century VP Large Company Value..................   CLASS II          128           1,609
American Century VP Mid Cap Value Fund...................   CLASS II          700           9,642
AXA Aggressive Allocation................................       A           1,252          14,751
AXA Balanced Strategy....................................       B          63,621         744,243
AXA Conservative Growth Strategy.........................       B          34,074         389,730
AXA Conservative Strategy................................       B          24,526         269,970
AXA Growth Strategy......................................       B          26,085         339,000
AXA Moderate Allocation..................................       A           3,113          35,344
AXA Moderate Growth Strategy.............................       B         178,809       2,092,361
AXA Moderate-PLUS Allocation.............................       A           2,787          32,275
AXA Tactical Manager 400.................................       B           4,831          63,469
AXA Tactical Manager 500.................................       B          12,549         152,429
AXA Tactical Manager 2000................................       B           5,328          69,819
AXA Tactical Manager International.......................       B          11,384         111,588
AXA Ultra Conservative Strategy..........................       B              19             193
BlackRock Global Allocation V.I. Fund....................   CLASS III       3,309          37,203
BlackRock Large Cap Growth V.I. Fund.....................   CLASS III         490           6,031
EQ/AllianceBernstein Dynamic Wealth Strategies...........       B          33,559         338,570
EQ/AllianceBernstein Small Cap Growth....................       A             408           6,446
EQ/AllianceBernstein Small Cap Growth....................       B             367           6,970
EQ/AXA Franklin Small Cap Value Core.....................       A             163           2,174
EQ/AXA Franklin Small Cap Value Core.....................       B             494           4,999
EQ/BlackRock Basic Value Equity..........................       A           2,719          33,524
EQ/Boston Advisors Equity Income.........................       A             438           5,808
EQ/Boston Advisors Equity Income.........................       B             840           3,486
EQ/Calvert Socially Responsible..........................       B              63             655
EQ/Capital Guardian Research.............................       A             146           2,072
EQ/Capital Guardian Research.............................       B             242           3,368
EQ/Common Stock Index....................................       A             223           2,984
EQ/Core Bond Index.......................................       B          26,138         285,770

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Reorganizations (Continued)

                                                             ACCUMULATED UNIT
                                                                  VALUE
                                                             TRANSFERRED FROM
                                                             SEPARATE ACCOUNT
                                                    UNITS     49 TO SEPARATE
                                                 TRANSFERRED    ACCOUNT 70
FUND                                 SHARE CLASS   (000S)         (000S)
----                               ------------- ----------- ----------------
EQ/Davis New York Venture.........       A            783        $  9,224
EQ/Davis New York Venture.........       B            278           2,752
EQ/Equity 500 Index...............       A          1,409          18,589
EQ/Equity Growth PLUS.............       B            325           4,738
EQ/Franklin Core Balanced.........       A            133           1,638
EQ/Franklin Core Balanced.........       B            306           3,289
EQ/Franklin Templeton Allocation..       A            100           1,186
EQ/Franklin Templeton Allocation..       B            383           3,320
EQ/Gamco Mergers And Acquisitions.       A            440           5,037
EQ/Gamco Small Company Value......       A          3,452          53,045
EQ/Global Bond PLUS...............       A            420           4,579
EQ/Global Bond PLUS...............       B            369           4,578
EQ/Global Multi-Sector Equity.....       A            345           3,856
EQ/Global Multi-Sector Equity.....       B            223           4,731
EQ/Intermediate Government Bond...       B         12,015         128,831
EQ/International Core PLUS........       A            250           2,555
EQ/International Core PLUS........       B            236           3,137
EQ/International Equity Index.....       A            244           2,520
EQ/International ETF..............       A            301           3,191
EQ/International Value PLUS.......       A            371           3,701
EQ/Invesco Comstock...............       A            185           2,431
EQ/Invesco Comstock...............       B             97           1,119
EQ/JPMorgan Value Opportunities...       A            293           3,572
EQ/JPMorgan Value Opportunities...       B             98           1,311
EQ/Large Cap Core PLUS............       B            138           1,627
EQ/Large Cap Growth Index.........       A            408           5,559
EQ/Large Cap Growth PLUS..........       A            147           1,825
EQ/Large Cap Growth PLUS..........       B            388           5,822
EQ/Large Cap Value Index..........       A            195           2,562
EQ/Large Cap Value PLUS...........       A            126           1,541
EQ/Large Cap Value PLUS...........       B            237           2,760
EQ/Lord Abbett Large Cap Core.....       B             92           1,143
EQ/MFS International Growth.......       A            454           5,464
EQ/MFS International Growth.......       B            449           4,978
EQ/Mid Cap Index..................       A            368           5,341
EQ/Mid Cap Value PLUS.............       A             57             764
EQ/Mid Cap Value PLUS.............       B            196           3,077
EQ/Money Market...................       A          2,080          19,879
EQ/Money Market...................       B          1,258          19,160
EQ/Montag & Caldwell Growth.......       A            664           8,237
EQ/Montag & Caldwell Growth.......       B            132           1,571
EQ/Morgan Stanley Mid Cap Growth..       A          1,342          17,512
EQ/Morgan Stanley Mid Cap Growth..       B            590           9,649
EQ/Mutual Large Cap Equity........       A             85           1,023
EQ/Mutual Large Cap Equity........       B            101             954
EQ/Oppenheimer Global.............       A            849          10,538
EQ/Oppenheimer Global.............       B            287           3,199
EQ/PIMCO Ultra Short Bond.........       A          1,581          15,507
EQ/PIMCO Ultra Short Bond.........       B            127           1,248

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Reorganizations (Continued)

                                                                                       ACCUMULATED UNIT
                                                                                            VALUE
                                                                                       TRANSFERRED FROM
                                                                                       SEPARATE ACCOUNT
                                                                              UNITS     49 TO SEPARATE
                                                                           TRANSFERRED    ACCOUNT 70
FUND                                                          SHARE CLASS    (000S)         (000S)
----                                                       --------------- ----------- ----------------
EQ/Quality Bond PLUS......................................        B           1,489       $  18,634
EQ/Small Company Index....................................        A             309           4,462
EQ/T. Rowe Price Growth Stock.............................        A           1,130          15,272
EQ/T. Rowe Price Growth Stock.............................        B             734           8,074
EQ/Templeton Global Equity................................        A             157           1,810
EQ/Templeton Global Equity................................        B             753           6,868
EQ/UBS Growth & Income....................................        B             675           2,751
EQ/Wells Fargo Omega Growth...............................        B           2,020          23,148
Fidelity(R) VIP Asset Manager: Growth Portfolio........... SERVICE CLASS 2       78             956
Fidelity(R) VIP Contrafund(R) Portfolio................... SERVICE CLASS 2    2,364          30,979
Fidelity(R) VIP Freedom 2015 Portfolio.................... SERVICE CLASS 2       70             745
Fidelity(R) VIP Freedom 2020 Portfolio.................... SERVICE CLASS 2       65             686
Fidelity(R) VIP Freedom 2025 Portfolio.................... SERVICE CLASS 2       34             359
Fidelity(R) VIP Freedom 2030 Portfolio.................... SERVICE CLASS 2       31             322
Fidelity(R) VIP Mid Cap Portfolio......................... SERVICE CLASS 2      994          12,706
Fidelity(R) VIP Strategic Income Portfolio................ SERVICE CLASS 2    2,015          24,497
Franklin Income Securities Fund...........................     CLASS 2          795           9,657
Franklin Strategic Income Securities Fund.................     CLASS 2        1,359          16,934
Franklin Templeton VIP Founding Funds Allocation Fund.....     CLASS 2          158           1,847
Goldman Sachs VIT Mid Cap Value Fund...................... SERVICE SHARES       597           8,246
Guggenheim VT Managed Futures Strategy Fund...............  COMMON SHARES        82             646
Guggenheim VT Multi-Hedge Strategies Fund.................  COMMON SHARES        60             565
Invesco V.I. Diversified Dividend Fund....................    SERIES II         179           2,187
Invesco V.I. Global Real Estate Fund......................    SERIES II       1,830          25,034
Invesco V.I. High Yield Fund..............................    SERIES II         401           4,476
Invesco V.I. International Growth Fund....................    SERIES II       1,047          12,414
Invesco V.I. Mid Cap Core Equity Fund.....................    SERIES II         278           3,258
Invesco V.I. Small Cap Equity Fund........................    SERIES II         219           3,223
Invesco Van Kampen V.I American Franchise Fund............    SERIES II          27             367
Ivy Funds VIP Asset Strategy..............................  COMMON SHARES     1,025          10,827
Ivy Funds VIP Dividend Opportunities......................  COMMON SHARES       736           8,977
Ivy Funds VIP Energy......................................  COMMON SHARES       885           9,829
Ivy Funds VIP Global Natural Resources....................  COMMON SHARES       915           8,488
Ivy Funds VIP High Income.................................  COMMON SHARES     2,440          34,445
Ivy Funds VIP Mid Cap Growth..............................  COMMON SHARES       988          14,646
Ivy Funds VIP Science And Technology......................  COMMON SHARES       759          10,482
Ivy Funds VIP Small Cap Growth............................  COMMON SHARES       490           6,004
Lazard Retirement Emerging Markets Equity Portfolio....... SERVICE SHARES     3,427          41,109
Lord Abbett Series Fund -- Bond Debenture Portfolio.......    VC SHARES         210           2,338
Lord Abbett Series Fund -- Classic Stock Portfolio........    VC SHARES         157           1,553
Lord Abbett Series Fund -- Growth Opportunities Portfolio.    VC SHARES         118           1,105
MFS(R) International Value Portfolio......................  SERVICE CLASS     1,708          20,430
MFS(R) Investors Growth Stock Series......................  SERVICE CLASS       309           4,049
MFS(R) Investors Trust Series.............................  SERVICE CLASS       286           3,637
MFS(R) Technology Portfolio...............................  SERVICE CLASS       351           4,792
MFS(R) Utilities Series...................................  SERVICE CLASS       652           8,997
Multimanager Aggressive Equity............................        B             302           4,626
Multimanager Core Bond....................................        B           4,216          58,877
Multimanager International Equity.........................        B             195           2,546

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Reorganizations (Continued)

                                                                                  ACCUMULATED UNIT
                                                                                       VALUE
                                                                                  TRANSFERRED FROM
                                                                                  SEPARATE ACCOUNT
                                                                         UNITS     49 TO SEPARATE
                                                                      TRANSFERRED    ACCOUNT 70
FUND                                                     SHARE CLASS    (000S)         (000S)
----                                                   -------------- ----------- ----------------
Multimanager Large Cap Core Equity....................       B             186       $   2,186
Multimanager Large Cap Value..........................       B             316           4,310
Multimanager Mid Cap Growth...........................       B             336           4,630
Multimanager Mid Cap Value............................       B             226           3,490
Multimanager Multi-Sector Bond........................       B             186           2,430
Multimanager Small Cap Growth.........................       B             693           4,130
Multimanager Small Cap Value..........................       B             302           4,320
Multimanager Technology...............................       B             385           5,150
Mutual Shares Securities Fund.........................    CLASS 2          593           6,989
PIMCO Commodityrealreturn(R) Strategy Portfolio....... ADVISOR CLASS     1,225          14,964
PIMCO Emerging Markets Bond Portfolio................. ADVISOR CLASS     1,069          14,404
PIMCO Real Return Portfolio........................... ADVISOR CLASS     4,008          50,076
PIMCO Variable Insurance Trust Total Return Portfolio. ADVISOR CLASS     6,826          79,789
ProFund VP Bear....................................... COMMON SHARES       123             709
ProFund VP Biotechnology.............................. COMMON SHARES       278           4,227
T. Rowe Price Health Sciences Portfolio II............    CLASS II         635          10,684
Templeton Developing Markets Securities Fund..........    CLASS 2          462           5,098
Templeton Foreign Securities Fund.....................    CLASS 2          459           5,072
Templeton Global Bond Securities Fund.................    CLASS 2        4,782          60,048
Templeton Growth Securities Fund......................    CLASS 2          105           1,182
Van Eck VIP Global Hard Assets Fund................... CLASS S SHARES    1,800          19,612

   Starting in June 2013, several Portfolio substitutions occurred within the Trusts. Contractowners of the Removed Portfolios redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to the Surviving Portfolios. The transactions were treated as a sale on the date of the redemption in-kind, resulting in the Removed Portfolios generating realized gains or losses based on the values of the Portfolios.

----------------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO                 SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------------
 JUNE 21, 2013                  EQ/MFS INTERNATIONAL GROWTH       EQ/INTERNATIONAL CORE PLUS
                                MULTIMANAGER INTERNATIONAL EQUITY
----------------------------------------------------------------------------------------------
                                EQ/MFS INTERNATIONAL GROWTH
Shares -- Class B                 56,716,449
Value -- Class B                $       6.62
Net Assets Before Substitution  $375,630,043
Net Assets After Substitution   $         --
Realized Gain                   $ 34,194,159
                                MULTIMANAGER INTERNATIONAL EQUITY
Shares -- Class B                 31,719,259                         143,927,162
Value -- Class B                $      10.35                      $         8.90
Net Assets Before Substitution  $328,428,361                      $  577,438,040
Net Assets After Substitution   $         --                      $1,281,496,444
Realized Loss                   $(36,286,662)
----------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Reorganizations (Continued)

----------------------------------------------------------------------------------------------
                                 REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------------
 JUNE 21, 2013                   EQ/CAPITAL GUARDIAN RESEARCH       EQ/LARGE CAP CORE PLUS
                                 EQ/DAVIS NEW YORK VENTURE
                                 EQ/LORD ABBETT LARGE CAP CORE
                                 EQ/UBS GROWTH AND INCOME
                                 MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------------------------------------------------------------------
                                 EQ/CAPITAL GUARDIAN RESEARCH
Shares -- Class B                  56,250,609
Value -- Class B                 $      16.02
Net Assets Before Substitution   $900,996,326
Net Assets After Substitution    $         --
Realized Gain                    $153,628,257
                                 EQ/DAVIS NEW YORK VENTURE
Shares -- Class B                  26,890,522
Value -- Class B                 $      11.72
Net Assets Before Substitution   $315,253,123
Net Assets After Substitution    $         --
Realized Gain                    $ 80,625,020
                                 EQ/LORD ABBETT LARGE CAP CORE
Shares -- Class B                  12,346,231
Value -- Class B                 $      13.95
Net Assets Before Substitution   $172,178,599
Net Assets After Substitution    $         --
Realized Gain                    $ 29,732,227
                                 EQ/UBS GROWTH AND INCOME
Shares -- Class B                  11,987,431
Value -- Class B                 $       7.42
Net Assets Before Substitution   $ 88,927,428
Net Assets After Substitution    $         --
Realized Gain                    $ 17,263,860
                                 MULTIMANAGER LARGE CAP CORE EQUITY
Shares -- Class B                  10,908,192                          227,137,537
Value -- Class B                 $      11.99                       $         7.77
Net Assets Before Substitution   $130,792,331                       $  155,757,327
Net Assets After Substitution    $         --                       $1,763,905,134
Realized Gain                    $ 25,614,218
----------------------------------------------------------------------------------------------
 JUNE 21, 2013                   EQ/T.ROWE PRICE GROWTH STOCK       EQ/LARGE CAP GROWTH PLUS
                                 EQ/WELLS FARGO OMEGA GROWTH
----------------------------------------------------------------------------------------------
                                 EQ/T. ROWE PRICE GROWTH STOCK
Shares -- Class B                  17,905,986
Value -- Class B                 $      26.13
Net Assets Before Substitution   $467,968,149
Net Assets After Substitution    $         --
Realized Gain                    $108,517,065
                                 EQ/WELLS FARGO OMEGA GROWTH
Shares -- Class B                  51,103,600                           81,337,282
Value -- Class B                 $      12.20                       $        20.11
Net Assets Before Substitution   $623,333,532                       $  544,161,710
Net Assets After Substitution    $         --                       $1,635,463,391
Realized Gain                    $ 96,153,745
----------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Reorganizations (Continued)

--------------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO              SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------
 JULY 12, 2013                  MULTIMANAGER SMALL CAP GROWTH  AXA TACTICAL MANAGER 2000
                                MULTIMANAGER SMALL CAP VALUE
--------------------------------------------------------------------------------------------
                                MULTIMANAGER SMALL CAP GROWTH
Shares -- Class B                   19,761,014
Value -- Class B                $        10.57
Net Assets Before Substitution  $  208,789,696
Net Assets After Substitution   $           --
Realized Gain                   $   54,997,208
                                MULTIMANAGER SMALL CAP VALUE
Shares -- Class B                   30,917,029                     35,289,519
Value -- Class B                $        14.27                 $        18.48
Net Assets Before Substitution  $  441,184,140                 $    2,327,863
Net Assets After Substitution   $           --                 $  652,301,699
Realized Gain                   $   90,059,891
--------------------------------------------------------------------------------------------
 JULY 12, 2013                  EQ/EQUITY GROWTH PLUS          EQ/LARGE CAP GROWTH PLUS
                                EQ/MONTAG & CALDWELL GROWTH
                                MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------
                                EQ/EQUITY GROWTH PLUS
Shares -- Class B                   59,793,118
Value -- Class B                $        18.46
Net Assets Before Substitution  $1,103,808,868
Net Assets After Substitution   $           --
Realized Gain                   $  197,691,784
                                EQ/MONTAG & CALDWELL GROWTH
Shares -- Class B                   20,957,765
Value -- Class B                $         8.01
Net Assets Before Substitution  $  167,910,886
Net Assets After Substitution   $           --
Realized Gain                   $   47,204,560
                                MULTIMANAGER AGGRESSIVE EQUITY
Shares -- Class B                   14,972,537                    163,241,089
Value -- Class B                $        34.16                 $        21.46
Net Assets Before Substitution  $  511,454,618                 $1,719,222,510
Net Assets After Substitution   $           --                 $3,502,396,882
Realized Gain                   $  151,355,584
--------------------------------------------------------------------------------------------
 JULY 19, 2013                  MULTIMANAGER MID CAP GROWTH    AXA TACTICAL MANAGER 400
--------------------------------------------------------------------------------------------
Shares -- Class B                   30,555,108                     19,139,049
Value -- Class B                $        11.85                 $        19.18
Net Assets Before Substitution  $  362,184,929                 $    4,816,214
Net Assets After Substitution   $           --                 $  367,001,143
Realized Gain                   $  103,506,737
--------------------------------------------------------------------------------------------
 JULY 19, 2013                  EQ/PIMCO ULTRA SHORT BOND      EQ/ALLIANCE BERNSTEIN SHORT
                                                               DURATION GOVERNMENT BOND
--------------------------------------------------------------------------------------------
Shares -- Class B                   93,194,049                     94,420,059
Value -- Class B                $         9.97                 $         9.98
Net Assets Before Substitution  $  928,717,691                 $   13,168,537
Net Assets After Substitution   $           --                 $  941,886,228
Realized Loss                   $     (973,048)
--------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Reorganizations (Continued)


----------------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO              SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------------
 JULY 19, 2013                  EQ/OPPENHEIMER GLOBAL          EQ/GLOBAL MULTI-SECTOR EQUITY
----------------------------------------------------------------------------------------------
Shares -- Class B                   26,279,506                     90,944,036
Value -- Class B                $        12.87                 $        13.61
Net Assets Before Substitution  $  338,171,718                 $  899,319,775
Net Assets After Substitution   $           --                 $1,237,491,493
Realized Gain                   $   60,967,642
----------------------------------------------------------------------------------------------
 JULY 19, 2013                  MULTIMANAGER MID CAP VALUE     EQ/MID CAP VALUE PLUS
----------------------------------------------------------------------------------------------
Shares -- Class B                   32,342,858                    116,104,607
Value -- Class B                $        12.11                 $        12.74
Net Assets Before Substitution  $  391,620,468                 $1,087,751,713
Net Assets After Substitution   $           --                 $1,479,372,181
Realized Gain                   $  108,370,812
----------------------------------------------------------------------------------------------
 JULY 19, 2013                  MULTIMANAGER CORE BOND         EQ/QUALITY BOND PLUS
----------------------------------------------------------------------------------------------
Shares -- Class B                  118,977,664                    195,855,475
Value -- Class B                $        10.00                 $         8.42
Net Assets Before Substitution  $1,190,141,455                 $  459,918,702
Net Assets After Substitution   $           --                 $1,650,060,157
Realized Loss                   $  (69,359,682)
----------------------------------------------------------------------------------------------
 JULY 26, 2013                  EQ/GLOBAL BOND PLUS            EQ/CORE BOND INDEX
                                MULTIMANAGER MULTI-SECTOR BOND
----------------------------------------------------------------------------------------------
                                EQ/GLOBAL BOND PLUS
Shares -- Class B                   44,102,695
Value -- Class B                $         9.58
Net Assets Before Substitution  $  422,585,732
Net Assets After Substitution   $           --
Realized Loss                   $  (17,384,443)
                                MULTIMANAGER MULTI-SECTOR BOND
Shares -- Class B                  146,155,543                    193,861,763
Value -- Class B                $         3.97                 $        10.01
Net Assets Before Substitution  $  580,266,266                 $  937,865,085
Net Assets After Substitution   $           --                 $1,940,717,083
Realized Loss                   $  (21,484,414)
----------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Reorganizations (Concluded)


------------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO                SURVIVING PORTFOLIO
------------------------------------------------------------------------------------------
 JULY 26, 2013                  EQ/BLACKROCK BASIC VALUE EQUITY  EQ/LARGE CAP VALUE PLUS
                                EQ/BOSTON ADVISORS EQUITY INCOME
                                EQ/INVESCO COMSTOCK
                                EQ/JPMORGAN VALUE OPPORTUNITIES
                                MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------
                                EQ/BLACKROCK BASIC VALUE EQUITY
Shares -- Class B                 52,127,528
Value -- Class B                $      18.42
Net Assets Before Substitution  $960,411,282
Net Assets After Substitution   $         --
Realized Gain                   $274,455,295
                                EQ/BOSTON ADVISORS EQUITY INCOME
Shares -- Class B                 44,437,350
Value -- Class B                $       7.11
Net Assets Before Substitution  $315,781,029
Net Assets After Substitution   $         --
Realized Gain                   $ 78,434,919
                                EQ/INVESCO COMSTOCK
Shares -- Class B                 25,000,993
Value -- Class B                $      13.34
Net Assets Before Substitution  $333,552,363
Net Assets After Substitution   $         --
Realized Gain                   $ 86,940,549
                                EQ/JPMORGAN VALUE OPPORTUNITIES
Shares -- Class B                 21,219,695
Value -- Class B                $      13.09
Net Assets Before Substitution  $277,734,288
Net Assets After Substitution   $         --
Realized Gain                   $ 54,180,046
                                MULTIMANAGER LARGE CAP VALUE
Shares -- Class B                 27,915,184                        253,500,418
Value -- Class B                $      12.72                     $        13.27
Net Assets Before Substitution  $355,189,397                     $1,120,341,246
Net Assets After Substitution   $         --                     $3,363,009,605
Realized Gain                   $ 82,990,178
------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                                                        ASSET-BASED                 CURRENT   MAXIMUM
                                                         MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                                         EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                                         ------------- -------------- ------------ --------- ---------

Accumulator and Rollover IRA issued before May 1, 1997..     0.90%          0.30%           --       1.20%     1.20%

Accumulator issued on or after May 1, 1997..............     1.10%          0.25%           --       1.35%     1.35%

Accumulator issued on or after March 1, 2000............     1.10%          0.25%         0.20%      1.55%     1.55%

Accumulator issued on or after April 1, 2002............     0.75%          0.25%         0.20%      1.20%     1.20%

Accumulator issued on or after September 15, 2003.......     0.75%          0.30%         0.20%      1.25%     1.25%

Accumulator 06, 07, 8.0, 9.0............................     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator Elite, Plus, Select.........................     1.10%          0.25%         0.25%      1.60%     1.60%

Accumulator Select II...................................     1.10%          0.35%         0.45%      1.90%     1.90%

Accumulator Select issued on or after April 1, 2002.....     1.10%          0.25%         0.35%      1.70%     1.70%

Accumulator Plus issued on or after April 1, 2002.......     0.90%          0.25%         0.25%      1.40%     1.40%

Accumulator Plus issued on or after September 15, 2003..     0.90%          0.35%         0.25%      1.50%     1.50%

Accumulator Plus 06, 07, 8.0, 9.0.......................     0.95%          0.35%         0.25%      1.55%     1.55%

Accumulator Elite issued on or after September 15, 2003.     1.10%          0.30%         0.25%      1.65%     1.65%

Accumulator Elite II....................................     1.10%          0.25%         0.45%      1.80%     1.80%

Accumulator Elite 06, 07, 8.0, 9.0......................     1.10%          0.30%         0.25%      1.65%     1.65%

Stylus..................................................     0.80%          0.30%         0.05%      1.15%     1.15%

Retirement Income for Life..............................     0.75%          0.30%         0.20%      1.25%     1.25%

Retirement Income for Life (NY).........................     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator Advisor/(1)/................................     0.50%            --            --       0.50%     0.50%

Accumulator Express.....................................     0.70%          0.25%           --       0.95%     0.95%

Structured Capital Strategies Series B/(2)/.............     1.25%            --            --       1.25%     1.25%

Structured Capital Strategies Series ADV/(2)/...........     0.65%            --            --       0.65%     0.65%

Structure Capital Strategies Series C/(2)/..............     1.65%            --            --       1.65%     1.65%

   ----------
  (1)The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's annual charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.
  (2)Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Contractowner Charges (Continued)


   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                            WHEN CHARGE
              CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                  HOW DEDUCTED
              -------                       -----------                     ---------------                   ------------

Charges for state premium and other  At time of transaction     Varies by state                          Applied to an annuity
applicable taxes                                                                                         payout option

Annual Administrative charge         Annually on each contract  Depending on account value, in Years 1   Unit liquidation from
                                     date anniversary.          to 2 lesser of $30 or 2% of account      account value
                                                                value, thereafter $30

Variable Immediate Annuity payout    At time of transaction     $350 annuity administrative fee          Unit liquidation from
option administrative fee                                                                                account value

Withdrawal charge                    At time of transaction     LOW - 0% in contract year 10 and         Unit liquidation from
                                                                thereafter.                              account value

                                                                HIGH - 8% in contract years 1 and 2.
                                                                The charge is 7% in contract years 3
                                                                and 4, and declines 1% each contract
                                                                year until it reaches 0% in contract
                                                                year 10.

                                                                *  Note - Depending on the contract
                                                                   and/or certain elections made under
                                                                   the contract, the withdrawal charge
                                                                   may or may not apply.

BaseBuilder benefit charge           Annually on each contract  0.30%                                    Unit liquidation from
                                     date anniversary.                                                   account value

Protection Plus                      Annually on each contract  LOW - 0.20%                              Unit liquidation from
                                     date anniversary.          HIGH - 0.35%.                            account value

Guaranteed minimum death benefit
options:

Annual ratchet to age 85             Annually on each contract  LOW - 0.20% of the Annual ratchet to     Unit liquidation from
                                     date anniversary.          age 85 benefit base                      account value
                                                                HIGH - 0.35% of the Annual ratchet to
                                                                age 85 benefit base

Greater of 4% roll up to age 85 or   Annually on each contract  1.00% of the greater of 4% roll-up to
Annual ratchet to age 85             date anniversary           age 85 or Annual ratchet to age 85
                                                                benefit base (max to 1.15%)

Greater of 5% rollup to age 85 or    Annually on each contract  LOW - 0.50% of the greater of 5%         Unit liquidation from
annual ratchet to age 85             date anniversary.          roll-up to age 85 or annual ratchet to   account value
                                                                age 85 benefit base
                                                                HIGH - 1.00 % of 5% roll-up to age 85
                                                                or Annual ratchet to age 85 benefit base

6% rollup to age 80 or 70                                       0.20% of 6% roll-up to age 80 (or 70)
                                                                benefit base

6% rollup to age 85                  Annually on each contract  LOW - 0.35% of the 6% roll-up to age 85  Unit liquidation from
                                     date anniversary.          benefit base                             account value
                                                                HIGH - 0.45% of the 6% roll-up to age
                                                                85 benefit base

Greater of 6.5%, 6% or 3% rollup to  Annually on each contract  LOW - 0.45% of the 6% roll-up to age 85  Unit liquidation from
age 85 or annual ratchet to age 85   date anniversary.          benefit base or the Annual ratchet to    account value
                                                                age 85 benefit base,
                                                                as applicable
                                                                HIGH - 1.10% of the 6.5%, 6% or 3%
                                                                roll-up to age 85 benefit base or the
                                                                Annual ratchet to age 85 benefit base,
                                                                as applicable

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Contractowner Charges (Continued)

                                                WHEN CHARGE
               CHARGES                          IS DEDUCTED                 AMOUNT DEDUCTED             HOW DEDUCTED
                -------                         -----------                 ---------------              ------------

Greater of 5% rollup to owner's age 80                               LOW - 0.80% (max 0.95%) of
or Annual ratchet to owner's age 80                                  the 5% roll-up to age 80
                                                                     benefit base or the annual
                                                                     ratchet benefit base, as
                                                                     applicable
                                                                     HIGH - 1.25% (max 1.25%) of
                                                                     the 5% roll-up to age 80
                                                                     benefit base or the annual
                                                                     ratchet benefit base, as
                                                                     applicable

Greater of compounded annual roll-up                                 LOW - 0.80% (max 0.95%) of
to age 85 or annual ratchet to age 85                                the roll-up to age 85 benefit
                                                                     base or annual ratchet to age
                                                                     85 benefit base, as applicable
                                                                     HIGH - 1.05% (max 1.05%) of
                                                                     the roll-up to age 85 benefit
                                                                     base or annual ratchet to age
                                                                     85 benefit base, as applicable

Greater of GMDB I                       Annually on each contract    GMDB I election: 0.80% (max    Unit liquidation from
Greater of GMDB II                      date anniversary             1.05%)                         account value
                                                                     GMDB II election: 1.00% (max
                                                                     1.25%)

Greater of GMIB I                       Annually on each contract    GMIB I election: 0.80% (max    Unit liquidation from
Greater of GMIB II                      date anniversary             1.20%)                         account value
                                                                     GMIB II election: 1.00% (max
                                                                     1.40%)

Guaranteed Withdrawal Benefit for Life  Annually on each contract    0.30%                          Unit liquidation from
Enhanced Death Benefit                  date anniversary                                            account value

Earnings Enhancement Benefit            Annually on each contract    0.35%                          Unit liquidation from
(additional death benefit)              date anniversary                                            account value

Guaranteed Minimum Income Benefit       Annually on each contract    LOW - 0.45%                    Unit liquidation from
                                        date anniversary.            HIGH - 1.15% (max 1.30%)       account value

Guaranteed Principal Benefit            Annually on first 10         LOW - 100% Guaranteed          Unit liquidation from
                                        contract date anniversaries  Principal Benefit - 0.50%      account value
                                                                     HIGH - 125% Guaranteed
                                                                     Principal Benefit - 0.75%

Guaranteed Withdrawal Benefit           Annually on each contract    LOW - 5% Withdrawal Option is  Unit liquidation from
                                        date anniversary             0.35% (max 0.60%)              account value
                                                                     HIGH - 7% Withdrawal Option
                                                                     is 0.50% (max 0.80%)

Net Loan Interest charge for Rollover   Netted against loan          2.00%                          Unit liquidation from
                                        repayment                                                   account value

Retirement Income for Life Benefit      Annually on contract date    LOW - 0.60% for Single life    Unit liquidation from
charge                                  anniversary                      0.75% for Joint life       account value
                                                                     HIGH - 0.75% for Single life
                                                                         0.90% for Joint life

Guaranteed Withdrawal Benefit for Life  Annually on each contract    LOW - 0.60% for Single life;   Unit liquidation from
(GWBL)                                  date anniversary                 0.75% for Joint life       account value
                                                                     HIGH - 0.80% for Single life;
                                                                         0.95% for Joint life

Death benefit under converted GWBL      Annually on each contract    The GMDB charge in effect      Unit liquidation from
                                        anniversary date             prior to conversion will be    account value
                                                                     deducted. Note - Charge will
                                                                     vary depending on combination
                                                                     GMDB elections.

Converted Guaranteed withdrawal         Upon initial conversion and  Single and Joint life -        Unit liquidation of
benefit for life charge                 annually on each contract    charge is equal to the         account value
                                        date anniversary thereafter  percentage of Guaranteed
                                                                     minimum income benefit base
                                                                     charge deducted as the
                                                                     Guaranteed minimum income
                                                                     benefit charge on the
                                                                     conversion effective date.
                                                                     Annual ratchets may increase
                                                                     the charge to a percentage
                                                                     equal to the maximum charge
                                                                     for the Guaranteed minimum
                                                                     income benefit.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Contractowner Charges (Concluded)

                                               WHEN CHARGE
                CHARGES                        IS DEDUCTED                    AMOUNT DEDUCTED                  HOW DEDUCTED
                 -------                        -----------                   ---------------                   ------------

Charge for each additional transfer in    At time of transaction  Maximum Charge $35 Current Charge $0     Unit liquidation from
excess of 12 transfers per contract year                                                                   account value

Special service charges

Express mail charge                       At time of transaction  Current and Maximum Charge: $35          Unit liquidation from
                                                                                                           account value

Wire transfer charge                      At time of transaction  Current and Maximum Charge: $90          Unit liquidation from
                                                                                                           account value

Duplicate contract charge                 At time of transaction  Current and Maximum Charge: $35          Unit liquidation from
                                                                                                           account value

Check preparation charge                  At time of transaction  Maximum Charge: $85. Current charge: $0. Unit liquidation from account value

Charge for third party transfer or        At time of transaction  Maximum Charge: $125. Current charge:    Unit liquidation from
exchange                                                          $65.                                     account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                             YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                      UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                      ---------- ----------------- ----------------- -------------- ---------
AXA AGGRESSIVE ALLOCATION
           Unit Value 0.95% to 1.90%*
     2013  Lowest contract charge 0.95% Class B         $15.45             --                 --            --        25.20%
           Highest contract charge 1.90% Class B        $14.05             --                 --            --        24.01%
           All contract charges                             --        189,765         $2,977,598          2.41%
2012 (ae)  Lowest contract charge 1.15% Class B         $12.12             --                 --            --        12.85%
           Highest contract charge 1.90% Class B        $11.33             --                 --            --        12.07%
           All contract charges                             --        208,959         $2,632,730          0.83%
2011 (ae)  Lowest contract charge 1.15% Class B         $10.74             --                 --            --        (8.60)%
           Highest contract charge 1.90% Class B        $10.11             --                 --            --        (9.33)%
           All contract charges                             --        231,299         $2,591,021          1.24%
2010 (ae)  Lowest contract charge 0.50% Class B         $12.29             --                 --            --        12.55%
           Highest contract charge 1.90% Class B        $11.15             --                 --            --        10.95%
           All contract charges                             --        250,059         $3,071,781          1.55%
2009 (ae)  Lowest contract charge 0.50% Class B         $10.92             --                 --            --        26.71%
           Highest contract charge 1.90% Class B        $10.05             --                 --            --        24.82%
           All contract charges                             --        264,282         $2,913,632          1.00%
AXA BALANCED STRATEGY
           Unit Value 1.30% to 1.70%*
     2013  Lowest contract charge 1.30% Class B         $14.18             --                 --            --        12.18%
           Highest contract charge 1.70% Class B        $13.91             --                 --            --        11.73%
           All contract charges                             --         37,063         $  523,023          1.88%
2012 (ae)  Lowest contract charge 1.30% Class B         $11.31             --                 --            --         7.10%
           Highest contract charge 1.70% Class B        $11.17             --                 --            --         6.69%
           All contract charges                             --        102,120         $1,228,875          0.83%
2011 (ae)  Lowest contract charge 1.30% Class B         $10.56             --                 --            --        (3.65)%
           Highest contract charge 1.70% Class B        $10.47             --                 --            --        (4.03)%
           All contract charges                             --         77,122         $  864,298          1.41%
2010 (ae)  Lowest contract charge 1.30% Class B         $10.96             --                 --            --         8.62%
           Highest contract charge 1.70% Class B        $10.91             --                 --            --         8.13%
           All contract charges                             --         43,235         $  508,706          2.00%
2009 (ae)  Lowest contract charge 1.30% Class B (a)     $10.09             --                 --            --        (0.30)%
           Highest contract charge 1.70% Class B (a)    $10.09             --                 --            --        (0.20)%
           All contract charges                             --          8,275         $   93,171          2.87%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                      UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                      ---------- ----------------- ----------------- -------------- ---------
AXA CONSERVATIVE ALLOCATION
           Unit Value 1.15% to 1.80%*
     2013  Lowest contract charge 1.15% Class B         $12.49             --                 --            --         3.14%
           Highest contract charge 1.80% Class B        $11.70             --                 --            --         2.45%
           All contract charges                             --        126,099         $1,573,697          0.82%
     2012  Lowest contract charge 1.15% Class B         $12.11             --                 --            --         3.42%
           Highest contract charge 1.90% Class B        $11.32             --                 --            --         2.63%
           All contract charges                             --        166,195         $2,017,786          0.84%
     2011  Lowest contract charge 1.15% Class B         $11.71             --                 --            --         0.69%
           Highest contract charge 1.90% Class B        $11.03             --                 --            --         0.00%
           All contract charges                             --        170,929         $2,014,227          1.74%
     2010  Lowest contract charge 1.15% Class B         $12.16             --                 --            --         6.67%
           Highest contract charge 1.90% Class B        $11.03             --                 --            --         5.25%
           All contract charges                             --        167,849         $1,970,907          2.11%
     2009  Lowest contract charge 0.50% Class B         $11.40             --                 --            --         9.27%
           Highest contract charge 1.90% Class B        $10.48             --                 --            --         7.76%
           All contract charges                             --        170,307         $1,893,018          2.38%
AXA CONSERVATIVE GROWTH STRATEGY
           Unit Value 1.30% to 1.70%*
     2013  Lowest contract charge 1.30% Class B         $13.49             --                 --            --         9.14%
           Highest contract charge 1.70% Class B        $13.24             --                 --            --         8.70%
           All contract charges                             --         16,819         $  225,420          1.55%
2012 (ae)  Lowest contract charge 0.65% Class B         $10.41             --                 --            --         6.55%
           Highest contract charge 1.70% Class B        $11.02             --                 --            --         5.45%
           All contract charges                             --         52,553         $  617,051          0.85%
2011 (ae)  Lowest contract charge 1.30% Class B         $10.55             --                 --            --        (2.68)%
           Highest contract charge 1.70% Class B        $10.45             --                 --            --        (3.15)%
           All contract charges                             --         41,147         $  456,027          1.49%
2010 (ae)  Lowest contract charge 1.30% Class B         $10.84             --                 --            --         7.75%
           Highest contract charge 1.70% Class B        $10.79             --                 --            --         7.36%
           All contract charges                             --         24,643         $  283,665          1.91%
2009 (ae)  Lowest contract charge 1.30% Class B (a)     $10.06             --                 --            --        (0.40)%
           Highest contract charge 1.70% Class B (a)    $10.05             --                 --            --        (0.40)%
           All contract charges                             --          4,833         $   53,791          3.54%
AXA CONSERVATIVE STRATEGY
           Unit Value 1.30% to 1.70%*
     2013  Lowest contract charge 1.30% Class B         $11.91             --                 --            --         3.03%
           Highest contract charge 1.70% Class B        $11.69             --                 --            --         2.63%
           All contract charges                             --         11,206         $  132,622          0.96%
2012 (ae)  Lowest contract charge 0.65% Class B         $10.24             --                 --            --         3.75%
           Highest contract charge 1.70% Class B        $10.70             --                 --            --         2.69%
           All contract charges                             --         38,516         $  430,809          0.91%
2011 (ae)  Lowest contract charge 0.65% Class B (c)     $ 9.87             --                 --            --        (0.50)%
           Highest contract charge 1.70% Class B        $10.42             --                 --            --        (0.95)%
           All contract charges                             --         28,161         $  305,265          1.76%
2010 (ae)  Lowest contract charge 1.30% Class B         $10.57             --                 --            --         5.91%
           Highest contract charge 1.70% Class B        $10.52             --                 --            --         5.41%
           All contract charges                             --         15,143         $  166,345          2.01%
2009 (ae)  Lowest contract charge 1.30% Class B (a)     $ 9.98             --                 --            --        (0.70)%
           Highest contract charge 1.70% Class B (a)    $ 9.98             --                 --            --        (0.70)%
           All contract charges                             --          3,109         $   33,065          4.46%
AXA CONSERVATIVE-PLUS ALLOCATION
           Unit Value 1.15% to 1.90%*
     2013  Lowest contract charge 1.15% Class B         $13.14             --                 --            --         8.96%
           Highest contract charge 1.90% Class B        $12.18             --                 --            --         8.07%
           All contract charges                             --        114,476         $1,525,429          1.29%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                      UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                      ---------- ----------------- ----------------- -------------- ---------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
    2012   Lowest contract charge 1.15% Class B         $12.06             --                 --            --         6.16%
           Highest contract charge 1.90% Class B        $11.27             --                 --            --         5.33%
           All contract charges                             --        135,588         $1,663,753          0.80%
    2011   Lowest contract charge 1.15% Class B         $11.36             --                 --            --        (1.82)%
           Highest contract charge 1.90% Class B        $10.70             --                 --            --        (2.55)%
           All contract charges                             --        141,974         $1,647,589          1.50%
    2010   Lowest contract charge 0.50% Class B         $12.11             --                 --            --         8.51%
           Highest contract charge 1.90% Class B        $10.98             --                 --            --         7.02%
           All contract charges                             --        149,637         $1,775,692          1.99%
    2009   Lowest contract charge 0.50% Class B         $11.16             --                 --            --        13.83%
           Highest contract charge 1.90% Class B        $10.26             --                 --            --        12.28%
           All contract charges                             --        152,280         $1,682,551          1.98%
AXA GROWTH STRATEGY
           Unit Value 1.30% to 1.70%*
     2013  Lowest contract charge 1.30% Class B         $15.93             --                 --            --        18.62%
           Highest contract charge 1.70% Class B        $15.64             --                 --            --        18.22%
           All contract charges                             --         50,889         $  805,226          2.54%
2012 (ae)  Lowest contract charge 0.65% Class B         $10.64             --                 --            --        10.49%
           Highest contract charge 1.70% Class B        $11.45             --                 --            --         9.26%
           All contract charges                             --         77,432         $1,024,880          0.82%
2011 (ae)  Lowest contract charge 1.30% Class B         $10.57             --                 --            --        (5.62)%
           Highest contract charge 1.70% Class B        $10.48             --                 --            --        (6.01)%
           All contract charges                             --         60,162         $  726,066          1.28%
2010 (ae)  Lowest contract charge 1.30% Class B         $11.20             --                 --            --        10.24%
           Highest contract charge 1.70% Class B        $11.15             --                 --            --         9.74%
           All contract charges                             --         44,484         $  517,788          1.51%
2009 (ae)  Lowest contract charge 1.30% Class B (a)     $10.16             --                 --            --         0.00%
           Highest contract charge 1.70% Class B (a)    $10.16             --                 --            --         0.00%
           All contract charges                             --         16,690         $  196,220          1.94%
AXA MODERATE ALLOCATION
           Unit Value 0.95% to 1.90%*
     2013  Lowest contract charge 0.95% Class B         $62.84             --                 --            --        12.03%
           Highest contract charge 1.90% Class B        $48.01             --                 --            --        10.98%
           All contract charges                             --        377,601         $6,624,903          1.52%
2012 (ae)  Lowest contract charge 0.95% Class B         $56.09             --                 --            --         7.76%
           Highest contract charge 1.90% Class B        $43.26             --                 --            --         6.71%
           All contract charges                             --        427,347         $6,699,656          0.76%
 2011(ae)  Lowest contract charge 0.95% Class B         $52.05             --                 --            --        (3.31)%
           Highest contract charge 1.90% Class B        $40.54             --                 --            --        (4.23)%
           All contract charges                             --        460,615         $6,742,287          1.47%
2010 (ae)  Lowest contract charge 0.50% Class B         $60.28             --                 --            --         9.36%
           Highest contract charge 1.90% Class B        $42.33             --                 --            --         7.82%
           All contract charges                             --        494,825         $7,532,763          2.12%
2009 (ae)  Lowest contract charge 0.50% Class B         $55.12             --                 --            --        16.43%
           Highest contract charge 1.90% Class B        $39.26             --                 --            --        14.80%
           All contract charges                             --        509,246         $7,164,791          1.45%
AXA MODERATE GROWTH STRATEGY
           Unit Value 1.30 to 1.70%*
     2013  Lowest contract charge 1.30% Class B         $15.31             --                 --            --        15.37%
           Highest contract charge 1.70% Class B        $15.03             --                 --            --        14.91%
           All contract charges                             --         63,802         $  971,458          2.15%
2012 (ae)  Lowest contract charge 0.65% Class B         $10.57             --                 --            --         9.08%
           Highest contract charge 1.70% Class B        $11.32             --                 --            --         8.02%
           All contract charges                             --        245,253         $2,970,451          0.75%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                      UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                      ---------- ----------------- ----------------- -------------- ---------
AXA MODERATE GROWTH STRATEGY (CONTINUED)
2011 (ae)  Lowest contract charge 0.65% Class B (c)     $ 9.69             --                  --           --        (5.65)%
           Highest contract charge 1.70% Class B        $10.48             --                  --           --        (4.99)%
           All contract charges                             --        201,465         $ 2,244,950         1.33%
2010 (ae)  Lowest contract charge 1.30% Class B         $11.08             --                  --           --         9.38%
           Highest contract charge 1.70% Class B        $11.03             --                  --           --         8.99%
           All contract charges                             --        106,632         $ 1,269,198         1.99%
2009 (ae)  Lowest contract charge 1.30% Class B (a)     $10.13             --                  --           --        (0.10)%
           Highest contract charge 1.70% Class B (a)    $10.12             --                  --           --        (0.20)%
           All contract charges                             --         18,371         $   214,806         2.33%
AXA MODERATE-PLUS ALLOCATION
           Unit Value 0.95% to 1.80%*
     2013  Lowest contract charge 0.95% Class B         $15.00             --                  --           --        18.67%
           Highest contract charge 1.80% Class B        $13.77             --                  --           --        17.59%
           All contract charges                             --        647,063         $ 9,954,393         2.00%
2012 (ae)  Lowest contract charge 0.95% Class B         $12.64             --                  --           --        10.49%
           Highest contract charge 1.90% Class B        $11.60             --                  --           --         9.33%
           All contract charges                             --        729,463         $ 9,511,209         0.77%
2011 (ae)  Lowest contract charge 0.95% Class B         $11.44             --                  --           --        (5.84)%
           Highest contract charge 1.90% Class B        $10.61             --                  --           --        (6.68)%
           All contract charges                             --        799,917         $ 9,493,247         1.37%
2010 (ae)  Lowest contract charge 0.50% Class B         $12.54             --                  --           --        10.97%
           Highest contract charge 1.90% Class B        $11.37             --                  --           --         9.43%
           All contract charges                             --        866,067         $10,977,390         1.70%
2009 (ae)  Lowest contract charge 0.50% Class B         $11.30             --                  --           --        21.35%
           Highest contract charge 1.90% Class B        $10.39             --                  --           --        19.61%
           All contract charges                             --        908,945         $10,483,044         1.36%
AXA TACTICAL MANAGER 400 (S)
           Unit Value 0.95% to 1.90%*
     2013  Lowest contract charge 0.95% Class B         $11.28             --                  --           --        10.16%
           Highest contract charge 1.90% Class B        $11.21             --                  --           --         9.47%
           All contract charges                             --         32,380         $   364,050         0.21%
2012 (ae)  Lowest contract charge 0.65% Class B         $11.19             --                  --           --        15.72%
           Highest contract charge 1.70% Class B        $13.04             --                  --           --        14.49%
           All contract charges                             --          4,830         $    63,475         0.23%
2011 (ae)  Lowest contract charge 0.65% Class B (c)     $ 9.67             --                  --           --       (11.93)%
           Highest contract charge 1.70% Class B        $11.39             --                  --           --        (9.75)%
           All contract charges                             --          3,936         $    45,056         0.05%
2010 (ae)  Lowest contract charge 1.30% Class B         $12.68             --                  --           --        21.34%
           Highest contract charge 1.70% Class B        $12.62             --                  --           --        20.88%
           All contract charges                             --          1,775         $    22,475           --
2009 (ae)  Lowest contract charge 1.30% Class B (b)     $10.45             --                  --           --         1.65%
           Highest contract charge 1.70% Class B (b)    $10.44             --                  --           --         1.66%
           All contract charges                             --              7         $        75         0.01%
AXA TACTICAL MANAGER 2000 (N) (O)
           Unit Value 0.95% to 1.90%*
     2013  Lowest contract charge 0.95% Class B         $11.98             --                  --           --        16.09%
           Highest contract charge 1.90% Class B        $11.90             --                  --           --        15.31%
           All contract charges                             --         55,799         $   666,178         0.13%
2012 (ae)  Lowest contract charge 0.65% Class B         $10.89             --                  --           --        14.75%
           Highest contract charge 1.70% Class B        $13.00             --                  --           --        13.44%
           All contract charges                             --          5,328         $    69,826         0.33%
2011 (ae)  Lowest contract charge 0.65% Class B (c)     $ 9.49             --                  --           --       (13.81)%
           Highest contract charge 1.70% Class B        $11.46             --                  --           --       (12.05)%
           All contract charges                             --          4,308         $    49,629         0.03%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                      UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                      ---------- ----------------- ----------------- -------------- ---------
AXA TACTICAL MANAGER 2000 (N) (O) (CONTINUED)
2010 (ae)  Lowest contract charge 1.30% Class B         $13.09            --                 --             --        21.77%
           Highest contract charge 1.70% Class B        $13.03            --                 --             --        21.32%
           All contract charges                             --         1,905           $ 24,898           0.08%
2009 (ae)  Lowest contract charge 1.30% Class B (b)     $10.75            --                 --             --         2.76%
           Highest contract charge 1.70% Class B (b)    $10.74            --                 --             --         2.58%
           All contract charges                             --             7           $     78           0.01%
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND (D) (T)
           Unit Value 0.95% to 1.90%*
     2013  Lowest contract charge 0.95% Class B         $ 9.88            --                 --             --        (1.20)%
           Highest contract charge 1.90% Class B        $ 9.82            --                 --             --        (1.80)%
           All contract charges                             --        86,807           $854,930             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
           Unit Value 0.95% to 1.90%*
     2013  Lowest contract charge 0.95% Class B         $32.74            --                 --             --        36.87%
           Highest contract charge 1.90% Class B        $27.88            --                 --             --        35.54%
           All contract charges                             --        22,430           $590,197           0.05%
2012 (ae)  Lowest contract charge 0.95% Class B         $23.92            --                 --             --        14.45%
           Highest contract charge 1.90% Class B        $20.57            --                 --             --        13.40%
           All contract charges                             --        23,849           $463,084           0.22%
2011 (ae)  Lowest contract charge 0.95% Class B         $20.90            --                 --             --        (1.55)%
           Highest contract charge 1.90% Class B        $18.14            --                 --             --        (2.53)%
           All contract charges                             --        25,346           $432,523             --
2010 (ae)  Lowest contract charge 0.50% Class B         $22.59            --                 --             --        32.57%
           Highest contract charge 1.90% Class B        $18.61            --                 --             --        30.69%
           All contract charges                             --        26,419           $462,036             --
2009 (ae)  Lowest contract charge 0.50% Class B         $17.04            --                 --             --        35.03%
           Highest contract charge 1.90% Class B        $14.24            --                 --             --        33.07%
           All contract charges                             --        25,519           $342,139           0.02%
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
           Unit Value 1.20% to 1.80%*
     2013  Lowest contract charge 1.20% Class B         $13.93            --                 --             --        35.11%
           Highest contract charge 1.80% Class B        $13.32            --                 --             --        34.27%
           All contract charges                             --        11,610           $158,251           0.11%
2012 (ae)  Lowest contract charge 1.20% Class B         $10.31            --                 --             --        15.32%
           Highest contract charge 1.70% Class B        $ 9.99            --                 --             --        14.83%
           All contract charges                             --        13,174           $133,342           0.70%
2011 (ae)  Lowest contract charge 1.20% Class B         $ 8.94            --                 --             --       (10.60)%
           Highest contract charge 1.90% Class B        $ 8.60            --                 --             --       (11.34)%
           All contract charges                             --        14,016           $123,318           0.14%
2010 (ae)  Lowest contract charge 0.50% Class B         $10.31            --                 --             --        23.62%
           Highest contract charge 1.90% Class B        $ 9.70            --                 --             --        21.86%
           All contract charges                             --        13,485           $133,212           0.19%
2009 (ae)  Lowest contract charge 0.50% Class B         $ 8.34            --                 --             --        27.51%
           Highest contract charge 1.90% Class B        $ 7.96            --                 --             --        25.69%
           All contract charges                             --        12,629           $101,917           1.03%
EQ/CALVERT SOCIALLY RESPONSIBLE
           Unit Value 1.20% to 1.80%*
     2013  Lowest contract charge 1.20% Class B         $11.95            --                 --             --        32.78%
           Highest contract charge 1.80% Class B        $10.95            --                 --             --        31.93%
           All contract charges                             --         5,006           $ 68,316           0.83%
2012 (ae)  Lowest contract charge 1.20% Class B         $ 9.00            --                 --             --        15.24%
           Highest contract charge 1.80% Class B        $ 8.30            --                 --             --        14.64%
           All contract charges                             --         4,542           $ 47,200           0.98%
2011 (ae)  Lowest contract charge 1.20% Class B         $ 7.81            --                 --             --        (0.89)%
           Highest contract charge 1.80% Class B        $ 7.24            --                 --             --        (1.50)%
           All contract charges                             --         4,681           $ 42,315           0.35%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ----------------- ----------------- -------------- ---------
EQ/CALVERT SOCIALLY RESPONSIBLE (CONTINUED)
2010 (ae)  Lowest contract charge 0.50% Class B    $  8.54             --                 --            --        11.93%
           Highest contract charge 1.90% Class B   $  7.27             --                 --            --        10.49%
           All contract charges                         --          5,101         $   46,879          0.05%
2009 (ae)  Lowest contract charge 0.50% Class B    $  7.63             --                 --            --        30.12%
           Highest contract charge 1.90% Class B   $  6.58             --                 --            --        28.35%
           All contract charges                         --          5,534         $   45,654          0.24%
EQ/COMMON STOCK INDEX
           Unit Value 0.95% to 1.90%*
     2013  Lowest contract charge 0.95% Class B    $376.95             --                 --            --        31.21%
           Highest contract charge 1.90% Class B   $261.60             --                 --            --        29.96%
           All contract charges                         --         30,487         $  910,006          1.29%
2012 (ae)  Lowest contract charge 0.95% Class B    $287.29             --                 --            --        14.49%
           Highest contract charge 1.90% Class B   $201.30             --                 --            --        13.40%
           All contract charges                         --         32,160         $  746,833          1.55%
2011 (ae)  Lowest contract charge 0.95% Class B    $250.92             --                 --            --        (0.42)%
           Highest contract charge 1.90% Class B   $177.52             --                 --            --        (1.38)%
           All contract charges                         --         34,703         $  717,818          1.24%
2010 (ae)  Lowest contract charge 0.50% Class B    $295.18             --                 --            --        15.29%
           Highest contract charge 1.90% Class B   $180.00             --                 --            --        13.67%
           All contract charges                         --         38,136         $  803,765          1.26%
2009 (ae)  Lowest contract charge 0.50% Class B    $256.03             --                 --            --        27.69%
           Highest contract charge 1.90% Class B   $158.35             --                 --            --        25.90%
           All contract charges                         --         41,528         $  776,118          1.80%
EQ/CORE BOND INDEX (X) (Y)
           Unit Value 0.65% to 1.90%*
     2013  Lowest contract charge 0.65% Class B    $ 10.26             --                 --            --        (2.29)%
           Highest contract charge 1.90% Class B   $ 12.93             --                 --            --        (3.44)%
           All contract charges                         --        153,603         $1,811,919          1.61%
2012 (ae)  Lowest contract charge 0.65% Class B    $ 10.41             --                 --            --         2.46%
           Highest contract charge 1.90% Class B   $ 13.39             --                 --            --         1.21%
           All contract charges                         --        104,051         $1,241,073          1.47%
2011 (ae)  Lowest contract charge 0.65% Class B    $ 10.16             --                 --            --         4.21%
           Highest contract charge 1.90% Class B   $ 13.23             --                 --            --         2.80%
           All contract charges                         --         97,647         $1,156,460          1.89%
2010 (ae)  Lowest contract charge 0.50% Class B    $ 15.47             --                 --            --         5.24%
           Highest contract charge 1.90% Class B   $ 12.87             --                 --            --         3.79%
           All contract charges                         --         94,923         $1,102,809          2.24%
2009 (ae)  Lowest contract charge 0.50% Class B    $ 14.70             --                 --            --         2.17%
           Highest contract charge 1.90% Class B   $ 12.40             --                 --            --         0.76%
           All contract charges                         --         89,630         $1,013,962          2.61%
EQ/EQUITY 500 INDEX
           Unit Value 0.65% to 1.90%*
     2013  Lowest contract charge 0.65% Class B    $ 16.65             --                 --            --        30.59%
           Highest contract charge 1.90% Class B   $ 35.54             --                 --            --        29.05%
           All contract charges                         --         69,644         $1,674,602          1.48%
2012 (ae)  Lowest contract charge 0.65% Class B    $ 12.75             --                 --            --        14.56%
           Highest contract charge 1.90% Class B   $ 27.54             --                 --            --        13.01%
           All contract charges                         --         67,948         $1,276,485          1.70%
2011 (ae)  Lowest contract charge 0.95% Class B    $ 28.94             --                 --            --         0.56%
           Highest contract charge 1.90% Class B   $ 24.37             --                 --            --        (0.41)%
           All contract charges                         --         68,631         $1,153,634          1.45%
2010 (ae)  Lowest contract charge 0.50% Class B    $ 31.06             --                 --            --        13.81%
           Highest contract charge 1.90% Class B   $ 24.47             --                 --            --        12.20%
           All contract charges                         --         73,975         $1,249,931          1.43%
2009 (ae)  Lowest contract charge 0.50% Class B    $ 27.29             --                 --            --        25.25%
           Highest contract charge 1.90% Class B   $ 21.81             --                 --            --        23.48%
           All contract charges                         --         75,725         $1,151,603          1.96%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ----------------- ----------------- -------------- ---------
EQ/FRANKLIN CORE BALANCED
           Unit Value 0.95% to 1.80%*
     2013  Lowest contract charge 0.95% Class B     $12.60             --                 --            --        13.51%
           Highest contract charge 1.80% Class B    $11.83             --                 --            --        12.56%
           All contract charges                         --         61,576         $  745,090          2.46%
2012 (ae)  Lowest contract charge 0.95% Class B     $11.10             --                 --            --        10.23%
           Highest contract charge 1.80% Class B    $10.51             --                 --            --         9.25%
           All contract charges                         --         58,584         $  627,808          3.26%
2011 (ae)  Lowest contract charge 0.95% Class B     $10.07             --                 --            --        (0.89)%
           Highest contract charge 1.80% Class B    $ 9.62             --                 --            --        (1.74)%
           All contract charges                         --         53,542         $  523,704          3.36%
2010 (ae)  Lowest contract charge 0.50% Class B     $10.36             --                 --            --        10.68%
           Highest contract charge 1.90% Class B    $ 9.75             --                 --            --         9.18%
           All contract charges                         --         54,951         $  545,194          2.96%
2009 (ae)  Lowest contract charge 0.50% Class B     $ 9.36             --                 --            --        29.97%
           Highest contract charge 1.90% Class B    $ 8.93             --                 --            --        28.10%
           All contract charges                         --         65,970         $  596,850          5.95%
EQ/FRANKLIN TEMPLETON ALLOCATION
           Unit Value 1.15% to 1.80%*
     2013  Lowest contract charge 1.15% Class B     $10.75             --                 --            --        21.88%
           Highest contract charge 1.80% Class B    $10.29             --                 --            --        21.06%
           All contract charges                         --        134,772         $1,414,847          1.11%
2012 (ae)  Lowest contract charge 1.15% Class B     $ 8.82             --                 --            --        13.37%
           Highest contract charge 1.70% Class B    $ 8.55             --                 --            --        12.80%
           All contract charges                         --        146,245         $1,264,387          1.75%
2011 (ae)  Lowest contract charge 1.15% Class B     $ 7.78             --                 --            --        (5.58)%
           Highest contract charge 1.90% Class B    $ 7.51             --                 --            --        (6.24)%
           All contract charges                         --        158,716         $1,214,424          1.78%
2010 (ae)  Lowest contract charge 0.50% Class B     $ 8.43             --                 --            --         9.77%
           Highest contract charge 1.90% Class B    $ 8.01             --                 --            --         8.24%
           All contract charges                         --        169,484         $1,377,768          1.99%
2009 (ae)  Lowest contract charge 0.50% Class B     $ 7.68             --                 --            --        27.78%
           Highest contract charge 1.90% Class B    $ 7.40             --                 --            --        26.04%
           All contract charges                         --        179,402         $1,341,290          2.46%
EQ/GAMCO MERGERS AND ACQUISITIONS
           Unit Value 1.20% to 1.80%*
     2013  Lowest contract charge 1.20% Class B     $14.45             --                 --            --         9.64%
           Highest contract charge 1.80% Class B    $13.71             --                 --            --         8.98%
           All contract charges                         --         15,199         $  213,867          0.42%
2012 (ae)  Lowest contract charge 0.95% Class B     $13.44             --                 --            --         4.27%
           Highest contract charge 1.80% Class B    $12.58             --                 --            --         3.37%
           All contract charges                         --         15,180         $  195,359            --
2011 (ae)  Lowest contract charge 0.95% Class B     $12.89             --                 --            --         0.39%
           Highest contract charge 1.90% Class B    $12.09             --                 --            --        (0.58)%
           All contract charges                         --         16,273         $  201,854          0.19%
2010 (ae)  Lowest contract charge 0.50% Class B     $13.17             --                 --            --         9.02%
           Highest contract charge 1.90% Class B    $12.16             --                 --            --         7.61%
           All contract charges                         --         14,455         $  179,603            --
2009 (ae)  Lowest contract charge 0.50% Class B     $12.08             --                 --            --        16.01%
           Highest contract charge 1.90% Class B    $11.30             --                 --            --        14.41%
           All contract charges                         --         11,998         $  137,992            --
EQ/GAMCO SMALL COMPANY VALUE
           Unit Value 1.20% to 1.90%*
     2013  Lowest contract charge 1.20% Class B     $58.46             --                 --            --        37.42%
           Highest contract charge 1.90% Class B    $48.80             --                 --            --        36.47%
           All contract charges                         --         19,214         $1,115,195          0.27%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ----------------- ----------------- -------------- ---------
EQ/GAMCO SMALL COMPANY VALUE (CONTINUED)
2012 (ae)  Lowest contract charge 1.20% Class B     $42.54            --                  --            --        16.45%
           Highest contract charge 1.90% Class B    $35.76            --                  --            --        15.62%
           All contract charges                         --        20,092          $  853,490          1.24%
2011 (ae)  Lowest contract charge 1.20% Class B     $36.53            --                  --            --        (4.65)%
           Highest contract charge 1.90% Class B    $30.93            --                  --            --        (5.33)%
           All contract charges                         --        21,292          $  777,514          0.08%
2010 (ae)  Lowest contract charge 0.50% Class B     $44.89            --                  --            --        31.99%
           Highest contract charge 1.90% Class B    $32.67            --                  --            --        30.11%
           All contract charges                         --        22,302          $  855,090          0.37%
2009 (ae)  Lowest contract charge 0.50% Class B     $34.01            --                  --            --        40.72%
           Highest contract charge 1.90% Class B    $25.11            --                  --            --        38.78%
           All contract charges                         --        21,145          $  619,879          0.44%
EQ/GLOBAL MULTI-SECTOR EQUITY (U)
           Unit Value 0.95% to 1.90%*
     2013  Lowest contract charge 0.95% Class B     $22.90            --                  --            --        19.21%
           Highest contract charge 1.90% Class B    $19.56            --                  --            --        18.04%
           All contract charges                         --        48,803          $1,226,262          0.91%
2012 (ae)  Lowest contract charge 0.95% Class B     $19.21            --                  --            --        15.86%
           Highest contract charge 1.90% Class B    $16.57            --                  --            --        14.75%
           All contract charges                         --        42,150          $  893,065          1.40%
2011 (ae)  Lowest contract charge 0.95% Class B     $16.58            --                  --            --       (13.15)%
           Highest contract charge 1.90% Class B    $14.44            --                  --            --       (13.95)%
           All contract charges                         --        46,594          $  856,342          1.70%
2010 (ae)  Lowest contract charge 0.50% Class B     $20.28            --                  --            --        10.88%
           Highest contract charge 1.90% Class B    $16.78            --                  --            --         9.32%
           All contract charges                         --        53,486          $1,134,438          1.10%
2009 (ae)  Lowest contract charge 0.50% Class B     $18.29            --                  --            --        49.30%
           Highest contract charge 1.90% Class B    $15.35            --                  --            --        47.16%
           All contract charges                         --        58,787          $1,130,770          1.33%
EQ/INTERMEDIATE GOVERNMENT BOND
           Unit Value 1.20% to 1.90%*
     2013  Lowest contract charge 1.20% Class B     $21.03            --                  --            --        (2.82)%
           Highest contract charge 1.90% Class B    $17.89            --                  --            --        (3.51)%
           All contract charges                         --        17,778          $  250,365          0.20%
2012 (ae)  Lowest contract charge 0.65% Class B     $10.22            --                  --            --         0.29%
           Highest contract charge 1.90% Class B    $18.54            --                  --            --        (0.91)%
           All contract charges                         --        33,728          $  440,306          0.24%
2011 (ae)  Lowest contract charge 0.95% Class B     $22.86            --                  --            --         4.34%
           Highest contract charge 1.90% Class B    $18.71            --                  --            --         3.26%
           All contract charges                         --        33,208          $  447,386          0.43%
2010 (ae)  Lowest contract charge 0.50% Class B     $23.97            --                  --            --         3.72%
           Highest contract charge 1.90% Class B    $18.12            --                  --            --         2.26%
           All contract charges                         --        28,642          $  391,601          1.22%
2009 (ae)  Lowest contract charge 0.50% Class B     $23.11            --                  --            --        (2.76)%
           Highest contract charge 1.90% Class B    $17.72            --                  --            --        (4.11)%
           All contract charges                         --        26,434          $  369,725          1.00%
EQ/INTERNATIONAL CORE PLUS (E) (F)
           Unit Value 0.95% to 1.90%*
     2013  Lowest contract charge 0.95% Class B     $14.94            --                  --            --        16.36%
           Highest contract charge 1.90% Class B    $12.97            --                  --            --        15.29%
           All contract charges                         --        88,401          $1,353,614          1.10%
2012 (ae)  Lowest contract charge 0.95% Class B     $12.84            --                  --            --        15.26%
           Highest contract charge 1.90% Class B    $11.25            --                  --            --        14.10%
           All contract charges                         --        47,756          $  629,076          1.44%
2011 (ae)  Lowest contract charge 0.95% Class B     $11.14            --                  --            --       (17.73)%
           Highest contract charge 1.90% Class B    $ 9.86            --                  --            --       (18.51)%
           All contract charges                         --        52,811          $  606,445          2.70%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ----------------- ----------------- -------------- ---------
EQ/INTERNATIONAL CORE PLUS (E) (F) (CONTINUED)
2010 (ae)  Lowest contract charge 0.50% Class B     $14.28             --                 --            --         8.68%
           Highest contract charge 1.90% Class B    $12.10             --                 --            --         7.17%
           All contract charges                         --         56,037         $  784,792          1.80%
2009 (ae)  Lowest contract charge 0.50% Class B     $13.14             --                 --            --        34.62%
           Highest contract charge 1.90% Class B    $11.29             --                 --            --        32.72%
           All contract charges                         --         59,216         $  769,256          3.14%
EQ/INTERNATIONAL EQUITY INDEX
           Unit Value 0.95% to 1.90%*
     2013  Lowest contract charge 0.95% Class B     $16.50             --                 --            --        20.35%
           Highest contract charge 1.90% Class B    $13.77             --                 --            --        19.12%
           All contract charges                         --         46,841         $  697,320          2.35%
2012 (ae)  Lowest contract charge 0.95% Class B     $13.71             --                 --            --        15.11%
           Highest contract charge 1.90% Class B    $11.56             --                 --            --        14.12%
           All contract charges                         --         44,508         $  553,783          3.00%
2011 (ae)  Lowest contract charge 0.95% Class B     $11.91             --                 --            --       (13.00)%
           Highest contract charge 1.90% Class B    $10.13             --                 --            --       (13.86)%
           All contract charges                         --         48,085         $  522,268          2.76%
2010 (ae)  Lowest contract charge 0.50% Class B     $14.70             --                 --            --         4.63%
           Highest contract charge 1.90% Class B    $11.76             --                 --            --         3.16%
           All contract charges                         --         52,855         $  663,562          2.24%
2009 (ae)  Lowest contract charge 0.50% Class B     $14.05             --                 --            --        26.42%
           Highest contract charge 1.90% Class B    $11.40             --                 --            --        24.68%
           All contract charges                         --         58,111         $  703,686          2.38%
EQ/INTERNATIONAL VALUE PLUS
           Unit Value 0.95% to 1.90%*
     2013  Lowest contract charge 0.95% Class B     $22.71             --                 --            --        18.16%
           Highest contract charge 1.90% Class B    $19.34             --                 --            --        17.07%
           All contract charges                         --         33,042         $  602,056          1.10%
2012 (ae)  Lowest contract charge 0.95% Class B     $19.22             --                 --            --        16.34%
           Highest contract charge 1.90% Class B    $16.52             --                 --            --        15.20%
           All contract charges                         --         37,289         $  578,859          1.78%
2011 (ae)  Lowest contract charge 0.95% Class B     $16.52             --                 --            --       (16.94)%
           Highest contract charge 1.90% Class B    $14.34             --                 --            --       (17.78)%
           All contract charges                         --         41,044         $  550,880          1.92%
2010 (ae)  Lowest contract charge 0.50% Class B     $21.16             --                 --            --         5.54%
           Highest contract charge 1.90% Class B    $17.44             --                 --            --         4.06%
           All contract charges                         --         45,360         $  737,614          0.76%
2009 (ae)  Lowest contract charge 0.50% Class B     $20.05             --                 --            --        29.61%
           Highest contract charge 1.90% Class B    $16.76             --                 --            --        27.81%
           All contract charges                         --         47,668         $  743,266          2.07%
EQ/LARGE CAP CORE PLUS (G) (H) (I) (J) (K)
           Unit Value 0.95% to 1.90%*
     2013  Lowest contract charge 0.95% Class B     $13.91             --                 --            --        30.37%
           Highest contract charge 1.90% Class B    $12.04             --                 --            --        29.05%
           All contract charges                         --        126,392         $1,855,878          0.82%
2012 (ae)  Lowest contract charge 0.95% Class B     $10.67             --                 --            --        13.87%
           Highest contract charge 1.90% Class B    $ 9.33             --                 --            --        12.82%
           All contract charges                         --         12,776         $  137,932          1.12%
2011 (ae)  Lowest contract charge 0.95% Class B     $ 9.37             --                 --            --        (5.16)%
           Highest contract charge 1.90% Class B    $ 8.27             --                 --            --        (6.02)%
           All contract charges                         --         14,134         $  134,375          1.03%
2010 (ae)  Lowest contract charge 0.50% Class B     $10.43             --                 --            --        13.62%
           Highest contract charge 1.90% Class B    $ 8.80             --                 --            --        11.96%
           All contract charges                         --         15,828         $  158,846          1.00%
2009 (ae)  Lowest contract charge 0.50% Class B     $ 9.18             --                 --            --        25.95%
           Highest contract charge 1.90% Class B    $ 7.86             --                 --            --        24.11%
           All contract charges                         --         17,342         $  153,764          4.38%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP GROWTH INDEX
           Unit Value 0.95% to 1.90%*
     2013  Lowest contract charge 0.95% Class B     $12.04             --                 --            --        31.30%
           Highest contract charge 1.90% Class B    $10.45             --                 --            --        29.98%
           All contract charges                         --         35,816         $  516,366          1.04%
2012 (ae)  Lowest contract charge 0.95% Class B     $ 9.17             --                 --            --        13.63%
           Highest contract charge 1.90% Class B    $ 8.04             --                 --            --        12.45%
           All contract charges                         --         32,338         $  348,856          1.20%
2011 (ae)  Lowest contract charge 0.95% Class B     $ 8.07             --                 --            --         1.38%
           Highest contract charge 1.90% Class B    $ 7.15             --                 --            --         0.42%
           All contract charges                         --         34,122         $  322,327          0.88%
2010 (ae)  Lowest contract charge 0.50% Class B     $ 8.40             --                 --            --        15.38%
           Highest contract charge 1.90% Class B    $ 7.12             --                 --            --        13.74%
           All contract charges                         --         36,002         $  332,558          0.97%
2009 (ae)  Lowest contract charge 0.50% Class B     $ 7.28             --                 --            --        35.53%
           Highest contract charge 1.90% Class B    $ 6.26             --                 --            --        33.67%
           All contract charges                         --         39,652         $  317,224          2.14%
EQ/LARGE CAP GROWTH PLUS (L) (M) (P) (Q) (R)
           Unit Value 0.95% to 1.90%*
     2013  Lowest contract charge 0.95% Class B     $24.00             --                 --            --        34.08%
           Highest contract charge 1.90% Class B    $20.44             --                 --            --        32.81%
           All contract charges                         --        178,037         $3,596,867          0.27%
2012 (ae)  Lowest contract charge 0.95% Class B     $17.90             --                 --            --        12.65%
           Highest contract charge 1.90% Class B    $15.39             --                 --            --        11.60%
           All contract charges                         --         33,585         $  512,891          0.56%
2011 (ae)  Lowest contract charge 0.95% Class B     $15.89             --                 --            --        (4.56)%
           Highest contract charge 1.90% Class B    $13.79             --                 --            --        (5.48)%
           All contract charges                         --         37,076         $  505,607          0.50%
2010 (ae)  Lowest contract charge 0.50% Class B     $17.71             --                 --            --        13.89%
           Highest contract charge 1.90% Class B    $14.59             --                 --            --        12.23%
           All contract charges                         --         17,859         $  261,108          0.38%
2009 (ae)  Lowest contract charge 0.50% Class B     $15.55             --                 --            --        34.19%
           Highest contract charge 1.90% Class B    $13.00             --                 --            --        32.35%
           All contract charges                         --         19,454         $  252,641          1.31%
EQ/LARGE CAP VALUE INDEX
           Unit Value 1.20% to 1.80%*
     2013  Lowest contract charge 1.20% Class B     $ 8.78             --                 --            --        30.07%
           Highest contract charge 1.80% Class B    $ 8.35             --                 --            --        29.26%
           All contract charges                         --         45,705         $  391,757          1.62%
2012 (ae)  Lowest contract charge 1.20% Class B     $ 6.75             --                 --            --        15.19%
           Highest contract charge 1.80% Class B    $ 6.46             --                 --            --        14.34%
           All contract charges                         --         39,416         $  260,695          1.91%
2011 (ae)  Lowest contract charge 1.20% Class B     $ 5.86             --                 --            --        (1.51)%
           Highest contract charge 1.80% Class B    $ 5.65             --                 --            --        (2.08)%
           All contract charges                         --         43,857         $  252,597          1.77%
2010 (ae)  Lowest contract charge 0.50% Class B     $ 6.18             --                 --            --        14.02%
           Highest contract charge 1.90% Class B    $ 5.74             --                 --            --        12.55%
           All contract charges                         --         20,149         $  118,119          1.54%
2009 (ae)  Lowest contract charge 0.50% Class B     $ 5.42             --                 --            --        18.55%
           Highest contract charge 1.90% Class B    $ 5.10             --                 --            --        17.01%
           All contract charges                         --         19,764         $  102,573          9.15%
EQ/LARGE CAP VALUE PLUS (Z) (AA) (AB) (AC) (AD)
           Unit Value 0.95% to 1.90%*
     2013  Lowest contract charge 0.95% Class B     $18.62             --                 --            --        31.22%
           Highest contract charge 1.90% Class B    $15.96             --                 --            --        29.97%
           All contract charges                         --        211,585         $3,321,080          1.62%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP VALUE PLUS (Z) (AA) (AB) (AC) (AD) (CONTINUED)
2012 (ae)  Lowest contract charge 0.95% Class B     $14.19             --                 --            --        14.71%
           Highest contract charge 1.90% Class B    $12.28             --                 --            --        13.60%
           All contract charges                         --         80,831         $  983,911          1.54%
2011 (ae)  Lowest contract charge 0.95% Class B     $12.37             --                 --            --        (5.93)%
           Highest contract charge 1.90% Class B    $10.81             --                 --            --        (6.81)%
           All contract charges                         --         91,140         $  971,826          1.10%
2010 (ae)  Lowest contract charge 0.50% Class B     $13.95             --                 --            --        12.14%
           Highest contract charge 1.90% Class B    $11.60             --                 --            --        10.48%
           All contract charges                         --        102,373         $1,167,606          1.13%
2009 (ae)  Lowest contract charge 0.50% Class B     $12.44             --                 --            --        19.87%
           Highest contract charge 1.90% Class B    $10.50             --                 --            --        18.20%
           All contract charges                         --        114,911         $1,181,003          2.14%
EQ/MID CAP INDEX
           Unit Value 0.95% to 1.90%*
     2013  Lowest contract charge 0.95% Class B     $17.55             --                 --            --        31.36%
           Highest contract charge 1.90% Class B    $15.43             --                 --            --        29.99%
           All contract charges                         --         50,069         $  897,480          0.78%
2012 (ae)  Lowest contract charge 0.95% Class B     $13.36             --                 --            --        15.97%
           Highest contract charge 1.90% Class B    $11.87             --                 --            --        14.91%
           All contract charges                         --         50,957         $  698,544          0.99%
2011 (ae)  Lowest contract charge 0.95% Class B     $11.52             --                 --            --        (3.36)%
           Highest contract charge 1.90% Class B    $10.33             --                 --            --        (4.26)%
           All contract charges                         --         53,373         $  632,975          0.61%
2010 (ae)  Lowest contract charge 0.50% Class B     $12.49             --                 --            --        25.03%
           Highest contract charge 1.90% Class B    $10.79             --                 --            --        23.31%
           All contract charges                         --         59,447         $  732,139          0.74%
2009 (ae)  Lowest contract charge 0.50% Class B     $ 9.99             --                 --            --        35.67%
           Highest contract charge 1.90% Class B    $ 8.75             --                 --            --        33.76%
           All contract charges                         --         65,727         $  652,650          1.09%
EQ/MID CAP VALUE PLUS (V)
           Unit Value 0.95% to 1.90%*
     2013  Lowest contract charge 0.95% Class B     $24.15             --                 --            --        31.82%
           Highest contract charge 1.90% Class B    $20.57             --                 --            --        30.60%
           All contract charges                         --         70,890         $1,467,915          0.57%
2012 (ae)  Lowest contract charge 0.95% Class B     $18.32             --                 --            --        17.51%
           Highest contract charge 1.90% Class B    $15.75             --                 --            --        16.32%
           All contract charges                         --         60,166         $  946,778          1.20%
2011 (ae)  Lowest contract charge 0.95% Class B     $15.59             --                 --            --       (10.30)%
           Highest contract charge 1.90% Class B    $13.54             --                 --            --       (11.15)%
           All contract charges                         --         66,819         $  899,832          0.84%
2010 (ae)  Lowest contract charge 0.50% Class B     $18.49             --                 --            --        21.81%
           Highest contract charge 1.90% Class B    $15.24             --                 --            --        20.19%
           All contract charges                         --         75,286         $1,136,423          0.98%
2009 (ae)  Lowest contract charge 0.50% Class B     $15.18             --                 --            --        35.14%
           Highest contract charge 1.90% Class B    $12.68             --                 --            --        33.22%
           All contract charges                         --         88,122         $1,102,630          1.69%
EQ/MONEY MARKET
           Unit Value 0.00% to 1.90%*
     2013  Lowest contract charge 0.00% Class B     $44.43             --                 --            --           --
           Highest contract charge 1.90% Class B    $23.84             --                 --            --        (1.89)%
           All contract charges                         --        196,412         $  624,635            --
2012 (ae)  Lowest contract charge 0.00% Class B     $44.43             --                 --            --           --
           Highest contract charge 1.90% Class B    $24.30             --                 --            --        (1.94)%
           All contract charges                         --        180,902         $  645,099            --
2011 (ae)  Lowest contract charge 0.00% Class B     $44.43             --                 --            --           --
           Highest contract charge 1.90% Class B    $24.78             --                 --            --        (1.86)%
           All contract charges                         --         85,545         $  655,858          0.01%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ----------------- ----------------- -------------- ---------
EQ/MONEY MARKET (CONTINUED)
2010 (ae)  Lowest contract charge 0.00% Class B     $44.43             --                 --            --           --
           Highest contract charge 1.90% Class B    $25.25             --                 --            --        (1.90)%
           All contract charges                         --         65,197         $  653,462            --
2009 (ae)  Lowest contract charge 0.00% Class B     $44.43             --                 --            --        (0.01)%
           Highest contract charge 1.90% Class B    $25.74             --                 --            --        (1.90)%
           All contract charges                         --         60,968         $  941,402            --
EQ/MORGAN STANLEY MID CAP GROWTH
           Unit Value 0.95% to 1.90%*
     2013  Lowest contract charge 0.95% Class B     $23.40             --                 --            --        37.24%
           Highest contract charge 1.90% Class B    $21.53             --                 --            --        35.92%
           All contract charges                         --         29,180         $  652,249            --
2012 (ae)  Lowest contract charge 0.95% Class B     $17.05             --                 --            --         7.71%
           Highest contract charge 1.90% Class B    $15.84             --                 --            --         6.67%
           All contract charges                         --         33,732         $  552,320          0.44%
2011 (ae)  Lowest contract charge 0.95% Class B     $15.83             --                 --            --        (8.60)%
           Highest contract charge 1.90% Class B    $14.85             --                 --            --        (9.45)%
           All contract charges                         --         36,425         $  556,589          0.25%
2010 (ae)  Lowest contract charge 0.50% Class B     $17.77             --                 --            --        31.63%
           Highest contract charge 1.90% Class B    $16.40             --                 --            --        29.85%
           All contract charges                         --         36,207         $  608,343          0.12%
2009 (ae)  Lowest contract charge 0.50% Class B     $13.50             --                 --            --        56.21%
           Highest contract charge 1.90% Class B    $12.63             --                 --            --        54.06%
           All contract charges                         --         31,529         $  406,393            --
EQ/MUTUAL LARGE CAP EQUITY
           Unit Value 0.95% to 1.80%*
     2013  Lowest contract charge 0.95% Class B     $12.47             --                 --            --        28.03%
           Highest contract charge 1.80% Class B    $11.71             --                 --            --        27.01%
           All contract charges                         --         17,304         $  207,189          0.66%
2012 (ae)  Lowest contract charge 0.95% Class B     $ 9.74             --                 --            --        13.12%
           Highest contract charge 1.80% Class B    $ 9.22             --                 --            --        12.17%
           All contract charges                         --         20,477         $  192,474          1.34%
2011 (ae)  Lowest contract charge 0.95% Class B     $ 8.61             --                 --            --        (5.38)%
           Highest contract charge 1.80% Class B    $ 8.22             --                 --            --        (6.16)%
           All contract charges                         --         23,086         $  192,936          0.90%
2010 (ae)  Lowest contract charge 0.50% Class B     $ 9.28             --                 --            --        11.40%
           Highest contract charge 1.90% Class B    $ 8.73             --                 --            --         9.81%
           All contract charges                         --         25,932         $  230,267          1.81%
2009 (ae)  Lowest contract charge 0.50% Class B     $ 8.33             --                 --            --        24.48%
           Highest contract charge 1.90% Class B    $ 7.95             --                 --            --        22.81%
           All contract charges                         --         29,595         $  238,330          0.18%
EQ/QUALITY BOND PLUS (W)
           Unit Value 1.20% to 1.90%*
     2013  Lowest contract charge 1.20% Class B     $17.17             --                 --            --        (3.43)%
           Highest contract charge 1.90% Class B    $14.87             --                 --            --        (4.13)%
           All contract charges                         --        116,221         $1,460,901          0.57%
2012 (ae)  Lowest contract charge 1.20% Class B     $17.78             --                 --            --         1.43%
           Highest contract charge 1.90% Class B    $15.51             --                 --            --         0.71%
           All contract charges                         --         38,915         $  505,313          0.62%
2011 (ae)  Lowest contract charge 0.95% Class B     $18.36             --                 --            --         0.27%
           Highest contract charge 1.90% Class B    $15.40             --                 --            --        (0.71)%
           All contract charges                         --         40,402         $  519,876          2.32%
2010 (ae)  Lowest contract charge 0.50% Class B     $19.80             --                 --            --         5.71%
           Highest contract charge 1.90% Class B    $15.51             --                 --            --         4.23%
           All contract charges                         --         43,644         $  565,217         10.49%
2009 (ae)  Lowest contract charge 0.50% Class B     $18.73             --                 --            --         5.54%
           Highest contract charge 1.90% Class B    $14.88             --                 --            --         4.06%
           All contract charges                         --         44,906         $  558,182          3.96%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ----------------- ----------------- -------------- ---------
EQ/SMALL COMPANY INDEX
           Unit Value 0.95% to 1.90%*
     2013  Lowest contract charge 0.95% Class B     $26.01            --                 --             --        36.11%
           Highest contract charge 1.90% Class B    $22.30            --                 --             --        34.91%
           All contract charges                         --        26,529           $584,509           0.95%
2012 (ae)  Lowest contract charge 0.95% Class B     $19.11            --                 --             --        14.43%
           Highest contract charge 1.90% Class B    $16.53            --                 --             --        13.30%
           All contract charges                         --        28,244           $459,521           1.49%
2011 (ae)  Lowest contract charge 0.95% Class B     $16.70            --                 --             --        (4.90)%
           Highest contract charge 1.90% Class B    $14.59            --                 --             --        (5.81)%
           All contract charges                         --        30,361           $434,307           0.66%
2010 (ae)  Lowest contract charge 0.50% Class B     $18.62            --                 --             --        25.13%
           Highest contract charge 1.90% Class B    $15.49            --                 --             --        23.43%
           All contract charges                         --        33,448           $506,182           0.97%
2009 (ae)  Lowest contract charge 0.50% Class B     $14.88            --                 --             --        25.54%
           Highest contract charge 1.90% Class B    $12.55            --                 --             --        23.76%
           All contract charges                         --        36,011           $440,098           1.55%
EQ/TEMPLETON GLOBAL EQUITY
           Unit Value 0.95% to 1.80%*
     2013  Lowest contract charge 0.95% Class B     $11.87            --                 --             --        25.74%
           Highest contract charge 1.80% Class B    $11.15            --                 --             --        24.72%
           All contract charges                         --        25,835           $294,586           0.90%
2012 (ae)  Lowest contract charge 0.95% Class B     $ 9.44            --                 --             --        18.15%
           Highest contract charge 1.80% Class B    $ 8.94            --                 --             --        17.17%
           All contract charges                         --        21,501           $196,029           1.34%
2011 (ae)  Lowest contract charge 0.95% Class B     $ 7.99            --                 --             --        (9.20)%
           Highest contract charge 1.80% Class B    $ 7.63            --                 --             --        (9.92)%
           All contract charges                         --        21,852           $169,531           1.77%
2010 (ae)  Lowest contract charge 0.50% Class B     $ 8.97            --                 --             --         7.43%
           Highest contract charge 1.90% Class B    $ 8.44            --                 --             --         6.03%
           All contract charges                         --        22,506           $193,279           1.48%
2009 (ae)  Lowest contract charge 0.50% Class B     $ 8.35            --                 --             --        29.41%
           Highest contract charge 1.90% Class B    $ 7.96            --                 --             --        27.63%
           All contract charges                         --        22,755           $183,693           1.50%
MULTIMANAGER TECHNOLOGY
           Unit Value 0.95% to 1.80%*
     2013  Lowest contract charge 0.95% Class B     $17.28            --                 --             --        34.37%
           Highest contract charge 1.80% Class B    $15.58            --                 --             --        33.16%
           All contract charges                         --        25,647           $456,103             --
2012 (ae)  Lowest contract charge 0.95% Class B     $12.86            --                 --             --        12.31%
           Highest contract charge 1.80% Class B    $11.70            --                 --             --        11.43%
           All contract charges                         --        28,995           $385,649             --
2011 (ae)  Lowest contract charge 0.95% Class B     $11.45            --                 --             --        (5.68)%
           Highest contract charge 1.90% Class B    $10.40            --                 --             --        (6.64)%
           All contract charges                         --        30,531           $363,492             --
2010 (ae)  Lowest contract charge 0.50% Class B     $12.65            --                 --             --        17.13%
           Highest contract charge 1.90% Class B    $11.14            --                 --             --        15.56%
           All contract charges                         --        32,400           $410,547             --
2009 (ae)  Lowest contract charge 0.50% Class B     $10.80            --                                --        57.69%
           Highest contract charge 1.90% Class B    $ 9.64            --                 --             --        55.54%
           All contract charges                         --        33,513           $364,955             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2013

8. Financial Highlights (Concluded)

   ----------
  (a)Units were made available on June 08, 2009.
  (b)Units were made available on December 14, 2009.
  (c)Units were made available on January 18, 2011.
  (d)Units were made available on May 20, 2013.
  (e)EQ/International Core PLUS replaced EQ/MFS International Growth due to a fund substitution on June 21, 2013.
  (f)EQ/International Core PLUS replaced Multimanager International Equity due to a fund substitution on June 21, 2013.
  (g)EQ/Large Cap Core PLUS replaced EQ/Capital Guardian Research due to a fund substitution on June 21, 2013.
  (h)EQ/Large Cap Core PLUS replaced EQ/Davis New York Venture due to a fund substitution on June 21, 2013.
  (i)EQ/Large Cap Core PLUS replaced EQ/Lord Abbett Large Cap Core due to a fund substitution on June 21, 2013.
  (j)EQ/Large Cap Core PLUS replaced EQ/UBS Growth and Income due to a fund substitution on June 21, 2013.
  (k)EQ/Large Cap Core PLUS replaced Multimanager Large Cap Core Equity due to a fund substitution on June 21, 2013.
  (l)EQ/Large Cap Growth PLUS replaced EQ/T. Rowe Price Growth Stock due to a fund substitution on June 21, 2013.
  (m)EQ/Large Cap Growth PLUS replaced EQ/Wells Fargo Omega Growth due to a fund substitution on June 21, 2013.
  (n)AXA Tactical Manager 2000 replaced Multimanager Small Cap Growth due to a fund substitution on July 12, 2013.
  (o)AXA Tactical Manager 2000 replaced Multimanager Small Cap Value due to a fund substitution on July 12, 2013.
  (p)EQ/Large Cap Growth PLUS replaced EQ/Equity Growth PLUS due to a fund substitution on July 12, 2013.
  (q)EQ/Large Cap Growth PLUS replaced EQ/Montag & Caldwell Growth due to a fund substitution on July 12, 2013.
  (r)EQ/Large Cap Growth PLUS replaced Multimanager Aggressive Equity due to a fund substitution on July 12, 2013.
  (s)AXA Tactical Manager 400 replaced Multimanager Mid Cap Growth due to a fund substitution on July 19, 2013.
  (t)EQ/AllianceBernstein Short Duration Government Bond replaced EQ/PIMCO Ultra Short Bond due to a fund substitution on July 19, 2013.
  (u)EQ/Global Multi-Sector Equity replaced EQ/Oppenheimer Global due to a fund substitution on July 19, 2013.
  (v)EQ/Mid Cap Value PLUS replaced Multimanager Mid Cap Value due to a fund substitution on July 19, 2013.
  (w)EQ/Quality Bond PLUS replaced Multimanager Core Bond due to a fund substitution on July 19, 2013.
  (x)EQ/Core Bond Index replaced EQ/Global Bond PLUS due to a fund substitution on July 26, 2013.
  (y)EQ/Core Bond Index replaced Multimanager Multi-Sector Bond due to a fund substitution on July 26, 2013.
  (z)EQ/Large Cap Value PLUS replaced EQ/BlackRock Basic Value Equity due to a fund substitution on July 26, 2013.
 (aa)EQ/Large Cap Value PLUS replaced EQ/Boston Advisors Equity Income due to a fund substitution on July 26, 2013.
 (ab)EQ/Large Cap Value PLUS replaced EQ/JPMorgan Value Opportunities due to a fund substitution on July 26, 2013.
 (ac)EQ/Large Cap Value PLUS replaced EQ/Invesco Comstock due to a fund substitution on July 26, 2013.
 (ad)EQ/Large Cap Value PLUS replaced Multimanager Large Cap Value due to a fund substitution on July 26, 2013.
 (ae)The information shown as of and for the year ended December 31, 2012 and earlier is for units outstanding prior to the transfer of Accumulator 11, Retirement Cornerstone Series and Retirement Cornerstone 11 Series to Separate Account 70 on January 1, 2013.
  * This ratio represents the annual contract expenses consisting of mortality, risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ***This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2013 through the date on which the financial statements were issued.

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm............................................... F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, December 31, 2013 and 2012.............................................. F-2
 Consolidated Statements of Earnings (Loss), Years Ended December 31, 2013, 2012 and 2011............. F-3
 Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2013, 2012 and 2011. F-4
 Consolidated Statements of Equity, Years Ended December 31, 2013, 2012 and 2011...................... F-5
 Consolidated Statements of Cash Flows, Years Ended December 31, 2013, 2012 and 2011.................. F-6
 Notes to Consolidated Financial Statements........................................................... F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2014

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2013 AND 2012

                                                      2013        2012
                                                   ----------  ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value.......................................... $   29,419  $   33,607
  Mortgage loans on real estate...................      5,684       5,059
  Equity real estate, held for the production of
   income.........................................          3           4
  Policy loans....................................      3,434       3,512
  Other equity investments........................      1,863       1,643
  Trading securities..............................      4,221       2,309
  Other invested assets...........................      1,353       1,828
                                                   ----------  ----------
   Total investments..............................     45,977      47,962
Cash and cash equivalents.........................      2,283       3,162
Cash and securities segregated, at fair value.....        981       1,551
Broker-dealer related receivables.................      1,539       1,605
Deferred policy acquisition costs.................      3,874       3,728
Goodwill and other intangible assets, net.........      3,703       3,673
Amounts due from reinsurers.......................      3,934       3,847
Loans to affiliates...............................      1,088       1,037
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................      6,747      11,044
Other assets......................................      4,418       5,095
Separate Accounts' assets.........................    108,857      94,139
                                                   ----------  ----------

TOTAL ASSETS...................................... $  183,401  $  176,843
                                                   ==========  ==========

LIABILITIES
Policyholders' account balances................... $   30,340  $   28,263
Future policy benefits and other policyholders
  liabilities.....................................     21,697      22,687
Broker-dealer related payables....................        538         664
Customers related payables........................      1,698       2,562
Amounts due to reinsurers.........................         71          75
Short-term and long-term debt.....................        468         523
Loans from affiliates.............................        825       1,325
Current and deferred income taxes.................      2,813       5,172
Other liabilities.................................      2,653       3,503
Separate Accounts' liabilities....................    108,857      94,139
                                                   ----------  ----------
   Total liabilities..............................    169,960     158,913
                                                   ----------  ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding.............          2           2
  Capital in excess of par value..................      5,934       5,992
  Retained earnings...............................      5,205       9,125
  Accumulated other comprehensive income (loss)...       (603)        317
                                                   ----------  ----------
   Total AXA Equitable's equity...................     10,538      15,436
                                                   ----------  ----------
Noncontrolling interest...........................      2,903       2,494
                                                   ----------  ----------
   Total equity...................................     13,441      17,930
                                                   ----------  ----------

TOTAL LIABILITIES AND EQUITY...................... $  183,401  $  176,843
                                                   ==========  ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                              2013       2012       2011
                                            --------  ---------  ---------
                                                     (IN MILLIONS)
REVENUES
Universal life and investment-type
  product policy fee income................ $  3,546  $   3,334  $   3,312
Premiums...................................      496        514        533
Net investment income (loss):
  Investment income (loss) from
   derivative instruments..................   (2,866)      (978)     2,374
  Other investment income (loss)...........    2,237      2,316      2,128
                                            --------  ---------  ---------
   Total net investment income (loss)......     (629)     1,338      4,502
                                            --------  ---------  ---------
Investment gains (losses), net:
  Total other-than-temporary impairment
   losses..................................      (81)       (96)       (36)
  Portion of loss recognized in other
   comprehensive income (loss).............       15          2          4
                                            --------  ---------  ---------
   Net impairment losses recognized........      (66)       (94)       (32)
  Other investment gains (losses), net.....      (33)        (3)       (15)
                                            --------  ---------  ---------
     Total investment gains (losses),
       net.................................      (99)       (97)       (47)
                                            --------  ---------  ---------
Commissions, fees and other income.........    3,823      3,574      3,631
Increase (decrease) in the fair value
  of the reinsurance contract asset........   (4,297)       497      5,941
                                            --------  ---------  ---------
     Total revenues........................    2,840      9,160     17,872
                                            --------  ---------  ---------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits....................    1,691      2,989      4,360
Interest credited to policyholders'
  account balances.........................    1,373      1,166        999
Compensation and benefits..................    1,743      1,672      2,263
Commissions................................    1,160      1,248      1,195
Distribution related payments..............      423        367        303
Amortization of deferred sales
  commissions..............................       41         40         38
Interest expense...........................       88        108        106
Amortization of deferred policy
  acquisition costs........................      580        576      3,620
Capitalization of deferred policy
  acquisition costs........................     (655)      (718)      (759)
Rent expense...............................      169        201        240
Amortization of other intangible assets....       24         24         24
Other operating costs and expenses.........    1,512      1,429      1,359
                                            --------  ---------  ---------
     Total benefits and other deductions...    8,149      9,102     13,748
                                            --------  ---------  ---------

Earnings (loss) from continuing
  operations, before income taxes.......... $ (5,309) $      58  $   4,124
Income tax (expense) benefit...............    2,073        158     (1,298)
                                            --------  ---------  ---------

Net earnings (loss)........................   (3,236)       216      2,826
  Less: net (earnings) loss
   attributable to the noncontrolling
   interest................................     (337)      (121)       101
                                            --------  ---------  ---------

Net Earnings (Loss) Attributable to AXA
  Equitable................................ $ (3,573) $      95  $   2,927
                                            ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                                  2013      2012      2011
                                                --------  --------  --------
                                                        (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................ $ (3,236) $    216  $  2,826
                                                --------  --------  --------

Other comprehensive income (loss) net of
  income taxes:
   Change in unrealized gains (losses), net
     of reclassification adjustment............   (1,211)      580       366
   Change in defined benefit plans.............      299        26       (74)
                                                --------  --------  --------
     Total other comprehensive income
       (loss), net of income taxes.............     (912)      606       292
                                                --------  --------  --------

Comprehensive income (loss)....................   (4,148)      822     3,118
                                                --------  --------  --------

  Less: Comprehensive (income) loss
   attributable to noncontrolling interest.....     (345)     (113)      122
                                                --------  --------  --------

Comprehensive Income (Loss) Attributable to
  AXA Equitable................................ $ (4,493) $    709  $  3,240
                                                ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                                2013       2012       2011
                                             ---------  ---------  ---------
                                                      (IN MILLIONS)
  EQUITY
  AXA Equitable's Equity:
    Common stock, at par value, beginning
     and end of year........................ $       2  $       2  $       2
                                             ---------  ---------  ---------

    Capital in excess of par value,
     beginning of year......................     5,992      5,743      5,593
    Changes in capital in excess of par
     value..................................       (58)       249        150
                                             ---------  ---------  ---------
    Capital in excess of par value, end
     of year................................     5,934      5,992      5,743
                                             ---------  ---------  ---------

    Retained earnings, beginning of year....     9,125      9,392      6,844
    Net earnings (loss).....................    (3,573)        95      2,927
    Stockholder dividends...................      (347)      (362)      (379)
                                             ---------  ---------  ---------
    Retained earnings, end of year..........     5,205      9,125      9,392
                                             ---------  ---------  ---------

    Accumulated other comprehensive
     income (loss), beginning of year.......       317       (297)     (610)
    Other comprehensive income (loss).......      (920)       614        313
                                             ---------  ---------  ---------
    Accumulated other comprehensive
     income (loss), end of year.............      (603)       317       (297)
                                             ---------  ---------  ---------

     TOTAL AXA EQUITABLE'S EQUITY, END OF
       YEAR.................................    10,538     15,436     14,840
                                             ---------  ---------  ---------

  Noncontrolling interest, beginning of
    year....................................     2,494      2,703      3,118
  Purchase of AllianceBernstein Units by
    noncontrolling interest.................        --         --          1
  Purchase of noncontrolling interest in
    consolidated entity.....................        --         --        (31)
  Repurchase of AllianceBernstein Holding
    units...................................       (76)      (145)      (140)
  Net earnings (loss) attributable to
    noncontrolling interest.................       337        121       (101)
  Dividends paid to noncontrolling
    interest................................      (306)      (219)      (312)
  Dividend of AllianceBernstein Units by
    AXA Equitable to AXA Financial..........       113         --         --
  Other comprehensive income (loss)
    attributable to noncontrolling
    interest................................         8         (8)       (21)
  Other changes in noncontrolling interest..       333         42        189
                                             ---------  ---------  ---------

       Noncontrolling interest, end of
         year...............................     2,903      2,494      2,703
                                             ---------  ---------  ---------

  TOTAL EQUITY, END OF YEAR................. $  13,441  $  17,930  $  17,543
                                             =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                               2013       2012        2011
                                            ---------  ----------  ----------
                                                      (IN MILLIONS)
  Net earnings (loss)...................... $  (3,236) $      216  $    2,826
  Adjustments to reconcile net earnings
    (loss) to net cash provided by
    operating activities:
    Interest credited to policyholders'
     account balances......................     1,373       1,166         999
    Universal life and investment-type
     product policy fee income.............    (3,546)     (3,334)     (3,312)
    Net change in broker-dealer and
     customer related receivables/payables.      (740)        383         266
    (Income) loss related to derivative
     instruments...........................     2,866         978      (2,374)
    Change in reinsurance recoverable
     with affiliate........................      (176)       (207)       (242)
    Investment (gains) losses, net.........        99          97          47
    Change in segregated cash and
     securities, net.......................       571        (272)       (170)
    Change in deferred policy acquisition
     costs.................................       (74)       (142)      2,861
    Change in future policy benefits.......      (384)        876       2,110
    Change in current and deferred income
     taxes.................................    (1,754)       (254)      1,226
    Real estate related write-off charges..        56          42           5
    Change in the fair value of the
     reinsurance contract asset............     4,297        (497)     (5,941)
    Amortization of deferred compensation..       159          22         418
    Amortization of deferred sales
     commission............................        41          40          38
    Amortization of reinsurance cost.......       280          47         211
    Other depreciation and amortization....       122         157         146
    Amortization of other intangibles......        24          24          24
    Other, net.............................       180        (122)        (76)
                                            ---------  ----------  ----------

  Net cash provided by (used in)
    operating activities...................       158        (780)       (938)
                                            ---------  ----------  ----------

  Cash flows from investing activities:
    Maturities and repayments of fixed
     maturities and mortgage loans on
     real estate...........................     3,691       3,551       3,435
    Sales of investments...................     3,442       1,951       1,141
    Purchases of investments...............    (7,956)     (7,893)     (7,970)
    Cash settlements related to
     derivative instruments................    (2,500)       (287)      1,429
    Change in short-term investments.......        --          34          16
    Decrease in loans to affiliates........         5           4          --
    Additional loans to affiliates.........       (56)         --          --
    Investment in capitalized software,
     leasehold improvements and EDP
     equipment.............................       (67)        (66)       (104)
    Other, net.............................        12          14          25
                                            ---------  ----------  ----------

  Net cash provided by (used in)
    investing activities...................    (3,429)     (2,692)     (2,028)
                                            ---------  ----------  ----------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011
                                  (CONTINUED)

                                                2013      2012      2011
                                              --------  --------  --------
                                                      (IN MILLIONS)
    Cash flows from financing activities:
      Policyholders' account balances:
       Deposits.............................. $  5,469  $  5,437  $  4,461
       Withdrawals and transfers to
         Separate Accounts...................   (1,188)     (982)     (821)
      Change in short-term financings........      (55)     (122)      220
      Change in collateralized pledged
       liabilities...........................     (663)     (288)      989
      Change in collateralized pledged
       assets................................      (18)       (5)       99
      Repayment of Loans from Affiliates.....     (500)       --        --
      Capital contribution...................       --       195        --
      Shareholder dividends paid.............     (234)     (362)     (379)
      Repurchase of AllianceBernstein
       Holding units.........................     (113)     (238)     (221)
      Distribution to noncontrolling
       interest in consolidated subsidiaries.     (306)     (219)     (312)
      Other, net.............................       --        (9)        2
                                              --------  --------  --------

    Net cash provided by (used in)
      financing activities...................    2,392     3,407     4,038
                                              --------  --------  --------

    Change in cash and cash equivalents......     (879)      (65)    1,072
    Cash and cash equivalents, beginning of
      year...................................    3,162     3,227     2,155
                                              --------  --------  --------

    Cash and Cash Equivalents, End of Year... $  2,283  $  3,162  $  3,227
                                              ========  ========  ========

    Supplemental cash flow information:
      Interest Paid.......................... $     91  $    107  $    107
                                              ========  ========  ========
      Income Taxes (Refunded) Paid........... $   (214) $    271  $     36
                                              ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products and variable and fixed-interest annuity products principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2013 and 2012, the Company's economic interest in AllianceBernstein was 32.7% and 39.5%, respectively. At December 31, 2013 and 2012, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 63.7% and 65.5%. AXA Equitable as the General Partner of the limited partnership consolidates AllianceBernstein in the Company's consolidated financial statements.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. Under U.S. GAAP, the accounting for these various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. Under U.S. GAAP, the GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Under U.S. GAAP, gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Accounting and Consolidation of VIE's

   At December 31, 2013 and 2012, respectively, the Insurance Group's General Account held $3 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2013 and 2012, respectively, as reported in the consolidated balance sheet, these investments included $3 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2013 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   For all new investment products and entities developed by AllianceBernstein (other than Collaterized Debt Obligations ("CDOs"), AllianceBernstein first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, AllianceBernstein then identifies the primary beneficiary of the VIE. If AllianceBernstein is deemed to be the primary beneficiary of the VIE, then AllianceBernstein and the Company consolidate the entity.

   AllianceBernstein provides seed capital to its investment teams to develop new products and services for their clients. AllianceBernstein's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. AllianceBernstein evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2013, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $26 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Consolidations

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2013", "2012" and "2011" refer to the years ended December 31, 2013, 2012 and 2011, respectively.

   Adoption of New Accounting Pronouncements

   In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income ("AOCI"). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance was effective for interim and annual periods beginning after December 31, 2012. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In July 2012, the FASB issued new guidance on testing indefinite-lived intangible assets for impairment. The guidance is intended to reduce the cost and complexity of the annual indefinite-lived intangible assets impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by International Financial Reporting Standards ("IFRS"). The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. This guidance was effective for interim and annual periods beginning after January 1, 2013 and was applied retrospectively to all comparative prior periods presented. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements.

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and IFRS. The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

      . Consider the receivable impaired when calculating the allowance for credit losses; and

      . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   Future Adoption of New Accounting Pronouncements

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance is effective for annual periods beginning after December 15, 2014. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In July 2013, the FASB issued new guidance on the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The amendments in this guidance state that an unrecognized tax benefit, or a portion thereof, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. An exception to this guidance would be where a net operating loss carryforward or similar tax loss or credit carryforward would not be available under the tax law to settle any additional income taxes that would result from the disallowance of a tax position, or the tax law does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose. In such a case, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This guidance is effective for interim and annual periods beginning after December 15, 2013. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, (the "NYSDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2013 and 2012, the carrying value of COLI was $770 million and $715 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. The Company uses derivatives to manage asset/liability risk but has not designated those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions, including net receipts and payments, are included in "Investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2013 and 2012, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $93 million and $0 million for commercial and $0 million and $2 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products would be recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated assessments for all issue years for the Accumulator(R) products due to continued volatility of margins and the continued emergence of periods of negative margins.

   DAC associated with UL and investment-type products, other than Accumulator(R) products is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2013, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was

   9.0% (6.68)% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.68)% net of product weighted average Separate Account fees) and 0.0% (-2.32% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2013, current projections of future average gross market returns assume a 0.0% annualized return for the next seven quarters, which is the minimum limitations grading to a reversion to the mean of 9.0% in fifteen quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2013, the average rate of assumed investment yields, excluding policy loans, was 5.3% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 1.57% to 11.25% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2013, participating policies, including those in the Closed Block, represent approximately 5.2% ($21,194 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2013, 2012 and 2011, investment results of such Separate Accounts were gains (losses) of $19,022 million, $10,110 million and $(2,928) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2013 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2013. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS      GROSS
                                              AMORTIZED  UNREALIZED UNREALIZED               OTTI
                                                COST       GAINS      LOSSES   FAIR VALUE IN AOCI/(3)/
                                              ---------- ---------- ---------- ---------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate.................................. $   21,516  $   1,387  $     213  $  22,690    $     --
  U.S. Treasury, government and agency.......      3,584         22        477      3,129          --
  States and political subdivisions..........        444         35          2        477          --
  Foreign governments........................        392         46          5        433          --
  Commercial mortgage-backed.................        971         10        265        716          23
  Residential mortgage-backed/(1)/...........        914         34          1        947          --
  Asset-backed/(2)/..........................        132         11          3        140           4
  Redeemable preferred stock.................        883         55         51        887          --
                                              ----------  ---------  ---------  ---------    --------
   Total Fixed Maturities....................     28,836      1,600      1,017     29,419          27

Equity securities............................         37         --          3         34          --
                                              ----------  ---------  ---------  ---------    --------

Total at December 31, 2013................... $   28,873  $   1,600  $   1,020  $  29,453    $     27
                                              ==========  =========  =========  =========    ========

December 31, 2012:
------------------
Fixed Maturity Securities:
  Corporate.................................. $   20,854  $   2,364  $      20  $  23,198    $     --
  U.S. Treasury, government and agency.......      4,664        517          1      5,180          --
  States and political subdivisions..........        445         85         --        530          --
  Foreign governments........................        454         76         --        530          --
  Commercial mortgage-backed.................      1,175         16        291        900          13
  Residential mortgage-backed/(1)/...........      1,864         85         --      1,949          --
  Asset-backed/(2)/..........................        175         12          5        182           5
  Redeemable preferred stock.................      1,089         60         11      1,138          --
                                              ----------  ---------  ---------  ---------    --------
   Total Fixed Maturities....................     30,720      3,215        328     33,607          18

Equity securities............................         23          1         --         24          --
                                              ----------  ---------  ---------  ---------    --------

Total at December 31, 2012................... $   30,743  $   3,216  $     328  $  33,631    $     18
                                              ==========  =========  =========  =========    ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2013 and 2012, respectively, the Company had trading fixed maturities with an amortized cost of $243 million and $194 million and carrying values of $238 million and $202 million. Gross unrealized gains on trading fixed maturities were $2 million and $12 million and gross unrealized losses were $7 million and $4 million for 2013 and 2012, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2013 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2013

                                               Amortized
                                                 Cost     Fair Value
                                              ----------- ----------
                                                  (In Millions)
Due in one year or less...................... $       953  $     969
Due in years two through five................       7,786      8,387
Due in years six through ten.................      10,232     10,561
Due after ten years..........................       6,965      6,812
                                              -----------  ---------
   Subtotal..................................      25,936     26,729
Commercial mortgage-backed securities........         971        716
Residential mortgage-backed securities.......         914        947
Asset-backed securities......................         132        140
                                              -----------  ---------
Total........................................ $    27,953  $  28,532
                                              ===========  =========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2013, 2012 and 2011:

                                                    DECEMBER 31,
                                              ------------------------
                                                2013     2012    2011
                                              --------  ------  ------
                                                    (IN MILLIONS)
Proceeds from sales.......................... $  3,220  $  139  $  340
                                              ========  ======  ======
Gross gains on sales......................... $     71  $   13  $    6
                                              ========  ======  ======
Gross losses on sales........................ $    (88) $  (12) $   (9)
                                              ========  ======  ======
Total OTTI................................... $    (81) $  (96) $  (36)
Non-credit losses recognized in OCI..........       15       2       4
                                              --------  ------  ------
Credit losses recognized in earnings (loss).. $    (66) $  (94) $  (32)
                                              ========  ======  ======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                         2013      2012
                                                                                       --------  --------
                                                                                          (IN MILLIONS)
Balances at January 1,................................................................ $   (372) $   (332)
Previously recognized impairments on securities that matured, paid, prepaid or sold...       67        54
Recognized impairments on securities
  impaired to fair value this period/(1)/.............................................       --        --
Impairments recognized this period on
  securities not previously impaired..................................................      (59)      (62)
Additional impairments this period on
  securities previously impaired......................................................       (6)      (32)
Increases due to passage of time on
  previously recorded credit losses...................................................       --        --
Accretion of previously recognized impairments due to increases in expected cash flows       --        --
                                                                                       --------  --------
Balances at December 31,.............................................................. $   (370) $   (372)
                                                                                       ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                              ------------------
                                                2013      2012
                                              -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................ $   (28) $     (12)
   All other.................................     610      2,899
  Equity securities..........................      (3)         1
                                              -------  ---------
Net Unrealized Gains (Losses)................ $   579  $   2,888
                                              =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                     AOCI GAIN
                                                                                                       (LOSS)
                                              NET UNREALIZED                           DEFERRED      RELATED TO
                                                  GAINS                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON             POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS      DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  -------  -------------  -----------  --------------

                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2013.....................   $        (12) $     1    $         4   $        2   $          (5)
Net investment gains (losses) arising during
  the period.................................            (14)      --             --           --             (14)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            (15)      --             --           --             (15)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        1             --           --               1
   Deferred income taxes.....................             --       --             --            3               3
   Policyholders liabilities.................             --       --              6           --               6
                                                ------------  -------    -----------   ----------   -------------
BALANCE, DECEMBER 31, 2013...................   $        (28) $     2    $        10   $        5   $         (11)
                                                ============  =======    ===========   ==========   =============

BALANCE, JANUARY 1, 2012.....................   $        (47) $     5    $         6   $       12   $         (24)
Net investment gains (losses) arising during
  the period.................................              5       --             --           --               5
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             32       --             --           --              32
   Excluded from Net earnings (loss)/(1)/....             (2)      --             --           --              (2)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --       (4)            --           --              (4)
   Deferred income taxes.....................             --       --             --          (10)            (10)
   Policyholders liabilities.................             --       --             (2)          --              (2)
                                                ------------  -------    -----------   ----------   -------------
BALANCE, DECEMBER 31, 2012...................   $        (12) $     1    $         4   $        2   $          (5)
                                                ============  =======    ===========   ==========   =============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                       AOCI GAIN
                                                                                                         (LOSS)
                                              NET UNREALIZED                            DEFERRED       RELATED TO
                                                  GAINS                                  INCOME      NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS   TAX ASSET      INVESTMENT
                                               INVESTMENTS       DAC     LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              --------------  --------  -------------  -----------  ---------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2013.....................   $      2,900  $   (179)    $     (603)   $    (741) $         1,377
Net investment gains (losses) arising during
  the period.................................         (2,370)       --             --           --           (2,370)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             62        --             --           --               62
   Excluded from Net earnings (loss)/(1)/....             15        --             --           --               15
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        72             --           --               72
   Deferred income taxes.....................             --        --             --          651              651
   Policyholders liabilities.................             --        --            358           --              358
                                                ------------  --------     ----------    ---------  ---------------
BALANCE, DECEMBER 31, 2013...................   $        607  $   (107)    $     (245)   $     (90) $           165
                                                ============  ========     ==========    =========  ===============

BALANCE, JANUARY 1, 2012.....................   $      1,831  $   (207)    $     (385)   $    (433) $           806
Net investment gains (losses) arising during
  the period.................................          1,008        --             --           --            1,008
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             59        --             --           --               59
   Excluded from Net earnings (loss)/(1)/....              2        --             --           --                2
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        28             --           --               28
   Deferred income taxes.....................             --        --             --         (308)            (308)
   Policyholders liabilities.................             --        --           (218)          --             (218)
                                                ------------  --------     ----------    ---------  ---------------
BALANCE, DECEMBER 31, 2012...................   $      2,900  $   (179)    $     (603)   $    (741) $         1,377
                                                ============  ========     ==========    =========  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 747 issues at December 31, 2013 and the 402 issues at December 31, 2012 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ---------------------  ---------------------  ---------------------
                                                           GROSS                  GROSS                  GROSS
                                                         UNREALIZED             UNREALIZED             UNREALIZED
                                              FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                              ---------- ----------  ---------- ----------  ---------- ----------

                                                                         (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate..................................   $  4,381    $  (187)   $    248    $   (26)   $  4,629  $    (213)
  U.S. Treasury, government and agency.......      2,645       (477)         --         --       2,645       (477)
  States and political subdivisions..........         36         (2)         --         --          36         (2)
  Foreign governments........................         68         (4)          7         (1)         75         (5)
  Commercial mortgage-backed.................         30         (5)        529       (260)        559       (265)
  Residential mortgage-backed................        260         (1)          1         --         261         (1)
  Asset-backed...............................          2         --          28         (3)         30         (3)
  Redeemable preferred stock.................        232        (49)         79         (2)        311        (51)
                                                --------    -------    --------    -------    --------  ---------

Total........................................   $  7,654    $  (725)   $    892    $  (292)   $  8,546  $  (1,017)
                                                ========    =======    ========    =======    ========  =========

December 31, 2012:
------------------
Fixed Maturity Securities:
  Corporate..................................   $    562    $    (5)   $    208    $   (15)   $    770  $     (20)
  U.S. Treasury, government and agency.......        513         (1)         --         --         513         (1)
  States and political subdivisions..........         20         --          --         --          20         --
  Foreign governments........................          6         --           2         --           8         --
  Commercial mortgage-backed.................          7         (3)        805       (288)        812       (291)
  Residential mortgage-backed................         27         --           1         --          28         --
  Asset-backed...............................          8         --          36         (5)         44         (5)
  Redeemable preferred stock.................        143         (1)        327        (10)        470        (11)
                                                --------    -------    --------    -------    --------  ---------

Total........................................   $  1,286    $   (10)   $  1,379    $  (318)   $  2,665  $    (328)
                                                ========    =======    ========    =======    ========  =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2013 and 2012 were $158 million and $138 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2013 and 2012, respectively, approximately $1,913 million and $2,095 million, or 6.6% and 6.8%, of the $28,836 million and $30,720 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $215 million and $224 million at December 31, 2013 and 2012, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2013 and 2012, respectively, the Company owned $10 million and $17 million in RMBS backed by subprime residential mortgage loans, and $8 million and $11 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2013, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $17 million.

   At December 31, 2013 and 2012, respectively, the amortized cost of the Company's trading account securities was $4,225 million and $2,265 million with respective fair values of $4,221 million and $2,309 million. Also at December 31, 2013 and 2012, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $192 million and $58 million and costs of $183 million and $57 million as well as other equity securities with carrying values of $34 million and $24 million and costs of $37 million and $23 million.

   In 2013, 2012 and 2011, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $48 million, $69 million and $(42) million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $135 million and $126 million at December 31, 2013 and 2012, respectively. Gross interest income on these loans included in net investment income (loss) totaled $2 million, $7 million and $7 million in 2013, 2012 and 2011, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $7 million, $8 million and $7 million in 2013, 2012 and 2011, respectively.

   Troubled Debt Restructurings

   In 2011, one of the 2 loans shown in the table below was modified to interest only payments until October 5, 2013. On October 10, 2013, this loan was further modified to interest only payments through June 5, 2014, at which time the loan reverts to its normal amortizing payment. In 2012, the second loan was modified retroactive to the July 1, 2012 payment and was converted to interest only payments through maturity in August 2014. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                  TROUBLED DEBT RESTRUCTURING - MODIFICATIONS
                               DECEMBER 31, 2013

                                              OUTSTANDING RECORDED INVESTMENT
                                     NUMBER  ----------------------------------
                                    OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                    -------- ---------------- -----------------
                                                   (DOLLARS IN MILLIONS)
Commercial mortgage loans..........        2              126               135

   There were no default payments on the above loans during 2013.

   There were no agricultural troubled debt restructuring mortgage loans in 2013.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2013, 2012 and 2011 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2013     2012     2011
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    34  $    32  $    18
   Charge-offs...............................      --       --       --
   Recoveries................................      (2)     (24)      (8)
   Provision.................................      10       26       22
                                              -------  -------  -------
Ending Balance, December 31,................. $    42  $    34  $    32
                                              =======  =======  =======

Ending Balance, December 31,:................
   Individually Evaluated for Impairment..... $    42  $    34  $    32
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2013, 2012 and 2011.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the loan-to-value and debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2013 and 2012, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2013

                                                         DEBT SERVICE COVERAGE RATIO
                                              --------------------------------------------------
                                                                                           LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
                                              --------- ------- -------- -------- ------- ------ --------
                                                                     (IN MILLIONS)
LOAN-TO-VALUE RATIO:/(2)/
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    285  $   -- $     -- $     --  $   36 $   -- $    321
  50% - 70%..................................       360     573      671      533     135     --    2,272
  70% - 90%..................................       116      --      313      240     105    219      993
  90% plus...................................       135      --       --       60      27     48      270
                                               --------  ------ -------- --------  ------ ------ --------

Total Commercial Mortgage Loans..............  $    896  $  573 $    984 $    833  $  303 $  267 $  3,856
                                               ========  ====== ======== ========  ====== ====== ========
AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    185  $   82 $    214 $    410  $  208 $   49 $  1,148
  50% - 70%..................................       127      50      193      164     149     39      722
  70% - 90%..................................        --      --       --       --      --     --       --
  90% plus...................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    312  $  132 $    407 $    574  $  357 $   88 $  1,870
                                               ========  ====== ======== ========  ====== ====== ========
TOTAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    470  $   82 $    214 $    410  $  244 $   49 $  1,469
  50% - 70%..................................       487     623      864      697     284     39    2,994
  70% - 90%..................................       116      --      313      240     105    219      993
  90% plus...................................       135      --       --       60      27     48      270
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans.........................  $  1,208  $  705 $  1,391 $  1,407  $  660 $  355 $  5,726
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

                                Mortgage Loans by Loan-to-Value and Debt Service
                                                 Coverage Ratios
                                                December 31, 2012

                                                            Debt Service Coverage Ratio
                                              --------------------------------------------------------
                                                                                                Less     Total
                                               Greater  1.8x to  1.5x to   1.2x to   1.0x to    than    Mortgage
                                              than 2.0x  2.0x     1.8x      1.5x      1.2x      1.0x     Loans
Loan-to-Value Ratio:/(2)/                     --------- -------- -------- ---------- -------- -------- ----------
Commercial Mortgage Loans/(1)/                                           (In Millions)
  0% - 50%...................................  $    269 $     21 $     -- $       -- $     27 $     -- $      317
  50% - 70%..................................       370       75      619        655       --       --      1,719
  70% - 90%..................................        61      102      235        445      131       15        989
  90% plus...................................        --       --       --        156       89      165        410
                                               -------- -------- -------- ---------- -------- -------- ----------

Total Commercial Mortgage Loans..............  $    700 $    198 $    854 $    1,256 $    247 $    180 $    3,435
                                               ======== ======== ======== ========== ======== ======== ==========

Agricultural Mortgage Loans/(1)/
  0% - 50%...................................  $    179 $     84 $    211 $      308 $    177 $     49 $    1,008
  50% - 70%..................................       122       29      136        188      116       50        641
  70% - 90%..................................        --       --       --          1       --        8          9
  90% plus...................................        --       --       --         --       --       --         --
                                               -------- -------- -------- ---------- -------- -------- ----------

Total Agricultural Mortgage Loans............  $    301 $    113 $    347 $      497 $    293 $    107 $    1,658
                                               ======== ======== ======== ========== ======== ======== ==========

Total Mortgage Loans/(1)/
  0% - 50%...................................  $    448 $    105 $    211 $      308 $    204 $     49 $    1,325
  50% - 70%..................................       492      104      755        843      116       50      2,360
  70% - 90%..................................        61      102      235        446      131       23        998
  90% plus...................................        --       --       --        156       89      165        410
                                               -------- -------- -------- ---------- -------- -------- ----------

Total Mortgage Loans.........................  $  1,001 $    311 $  1,201 $    1,753 $    540 $    287 $    5,093
                                               ======== ======== ======== ========== ======== ======== ==========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2013 and 2012, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS



                                                                                                      TOTAL
                                               30-59   60-89       90 DAYS                          FINANCING
                                               DAYS    DAYS   OR (GREATER THAN)  TOTAL   CURRENT   RECEIVABLES
                                              ------- ------- ----------------- ------- --------- -------------
                                                                                   (IN MILLIONS)
DECEMBER 31, 2013
-----------------
  Commercial................................. $    -- $    --           $    -- $    -- $   3,856 $       3,856
  Agricultural...............................       5       4                14      23     1,847         1,870
                                              ------- -------           ------- ------- --------- -------------
TOTAL MORTGAGE LOANS......................... $     5 $     4           $    14 $    23 $   5,703 $       5,726
                                              ======= =======           ======= ======= ========= =============

December 31, 2012
-----------------
  Commercial................................. $    -- $    --           $    -- $    -- $   3,435 $       3,435
  Agricultural...............................       6       1                10      17     1,641         1,658
                                              ------- -------           ------- ------- --------- -------------
Total Mortgage Loans......................... $     6 $     1           $    10 $    17 $   5,076 $       5,093
                                              ======= =======           ======= ======= ========= =============

                                                     RECORDED
                                                    INVESTMENT
                                              (GREATER THAN) 90 DAYS
                                                       AND
                                                     ACCRUING
                                              ----------------------

DECEMBER 31, 2013
-----------------
  Commercial.................................              $      --
  Agricultural...............................                     14
                                                           ---------
TOTAL MORTGAGE LOANS.........................              $      14
                                                           =========

December 31, 2012
-----------------
  Commercial.................................              $      --
  Agricultural...............................                      9
                                                           ---------
Total Mortgage Loans.........................              $       9
                                                           =========

   The following table provides information relating to impaired loans at December 31, 2013 and 2012, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2013:
------------------
With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --     $        --  $       --
  Agricultural mortgage loans................         --         --         --               1          --
                                              ---------- ---------- ----------     -----------  ----------
TOTAL........................................ $       -- $       -- $       --     $         1  $       --
                                              ========== ========== ==========     ===========  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $      135 $      135 $      (42)    $       139  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
TOTAL........................................ $      135 $      135 $      (42)    $       139  $        2
                                              ========== ========== ==========     ===========  ==========

December 31, 2012:
------------------
With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --     $        --  $       --
  Agricultural mortgage loans................          2          2         --               3          --
                                              ---------- ---------- ----------     -----------  ----------
Total........................................ $        2 $        2 $       --     $         3  $       --
                                              ========== ========== ==========     ===========  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $      170 $      170 $      (34)    $       178  $       10
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
Total........................................ $      170 $      170 $      (34)    $       178  $       10
                                              ========== ========== ==========     ===========  ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through investments in real estate joint ventures.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,596 million and $1,520 million, respectively, at December 31, 2013 and 2012. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $3 million and $0 million, respectively, at December 31, 2013 and 2012. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $206 million, $170 million and $179 million, respectively, for 2013, 2012 and 2011.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (6 and 3 individual ventures at December 31, 2013 and 2012, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                               DECEMBER 31,
                                              ---------------
                                               2013    2012
                                              ------- -------

                                               (IN MILLIONS)

BALANCE SHEETS
Investments in real estate, at depreciated
  cost....................................... $   231 $   233
Investments in securities, generally at fair
  value......................................     482      54
Cash and cash equivalents....................       7       8
Other assets.................................      14      14
                                              ------- -------
Total Assets................................. $   734 $   309
                                              ======= =======

Borrowed funds-third party................... $   159 $   162
Other liabilities............................      10      11
                                              ------- -------
Total liabilities............................     169     173
                                              ------- -------
Partners' capital............................     565     136
                                              ------- -------
Total Liabilities and Partners' Capital...... $   734 $   309
                                              ======= =======

The Company's Carrying Value in These
  Entities Included Above.................... $   216 $    63
                                              ======= =======


                                               2013   2012    2011
                                              ------ ------ --------

                                                  (IN MILLIONS)

STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....... $   25 $   26 $    111
Net revenues of other limited partnership
  interests..................................     11      3        6
Interest expense-third party.................     --     --     (21)
Other expenses...............................   (22)   (19)     (61)
                                              ------ ------ --------
Net Earnings (Loss).......................... $   14 $   10 $     35
                                              ====== ====== ========

The Company's Equity in Net Earnings (Loss)
  of These Entities Included Above........... $    9 $   18 $     20
                                              ====== ====== ========

   Derivatives and Offsetting Assets and Liabilities

   The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYSDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and other features is that under-performance of the financial markets could result in the GIB and GWBL and other features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and other features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and other features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   At the end of 2012, AXA Equitable adjusted its outlook for future interest rate scenarios for some variable annuities with hedged GMDB and GMIB guarantees, as measured under AXA Equitable's economic hedging framework, leading to a reduction in AXA Equitable's estimate of its interest rate exposure. The reduced interest rate exposure led to AXA Equitable reducing the size of its interest rate hedges, as well as a change to the maturity profile of the hedge instruments. In addition, AXA Equitable began to fully unwind its swap and swaption positions hedging exposure to interest rate volatility completing a full unwind of the related GMDB and GMIB position in the first quarter 2013, and completing the full unwind of swaps and swaptions in the second quarter 2013.

   The Company periodically, including during 2013, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales.

   Derivatives utilized to hedge crediting exposure on SCS, SIO, MSO and IUL products/investment options

   The Company also uses equity index options on the S&P 500, Russell 2000, Morgan Stanley Capital International ("MSCI"), Europe, Australasia and Far East ("EAFE"), MSCI Emerging Markets ("EM") and NASDAQ indices as well as options on Gold, Oil and a Real Estate index for the purpose of hedging crediting rate exposure in its Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. This involves entering into a package of calls and/or put options whose payoff mimics the crediting rate embedded in individual segments of the products. For the SCS variable annuity product, a portion of the exposure is hedged using asset swaps.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company uses swaptions and swaps to reduce the risk associated with interest margins on these interest-sensitive contracts. At December 31, 2013, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's investments in Separate Accounts

   The Company's General Account investment in Separate Account equity funds exposes the Company to equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps. Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of credit default swaps exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these credit default swaps. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") as General Account investments, and simultaneously enters into asset swap contracts ("ASW"), to result in payment of the variable principal at maturity and semi-annual coupons of the TIPS to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These swap contracts, when considered in combination with the TIPS, together result in a net position that is intended to replicate a fixed-coupon cash bond with a yield higher than a term-equivalent US Treasury bond.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2013

                                                              FAIR VALUE
                                                        -----------------------
                                                                                GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY    REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                              --------- ----------- ----------- ---------------
                                                                (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   4,935  $       --  $        3   $      (1,434)
  Swaps......................................     1,293          --          51            (316)
  Options....................................     7,506       1,056         593             366

Interest rate contracts:/(1)/
  Floors.....................................     2,400         193          --              (5)
  Swaps......................................     9,823         216         212          (1,010)
  Futures....................................    10,763          --          --            (314)
  Swaptions..................................        --          --          --            (154)

Credit contracts:/(1)/
  Credit default swaps.......................       342          10           1               4

Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       112           1           1              (3)
                                                                                  -------------
   NET INVESTMENT INCOME (LOSS)..............                                            (2,866)
                                                                                  -------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --       6,746          --          (4,297)
GIB and GWBL and other features/(2)/.........        --          --          --             265
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --         346            (429)
                                              ---------  ----------  ----------   -------------

Balances, December 31, 2013.................. $  37,174  $    8,222  $    1,207   $      (7,327)
                                              =========  ==========  ==========   =============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO are reported in Policyholders' account balances; MSO and IUL are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2012

                                                             Fair Value
                                                       -----------------------
                                                                               Gains (Losses)
                                              Notional    Asset     Liability    Reported In
                                               Amount  Derivatives Derivatives Earnings (Loss)
                                              -------- ----------- ----------- ---------------
                                                                (In Millions)
Freestanding derivatives:....................
Equity contracts:/(1)/
  Futures.................................... $  6,189  $       --   $       2   $      (1,058)
  Swaps......................................      965           2          56            (320)
  Options....................................    3,492         443         219              66

Interest rate contracts:/(1)/
  Floors.....................................    2,700         291          --              68
  Swaps......................................   18,239         554         353             402
  Futures....................................   14,033          --          --              84
  Swaptions..................................    7,608         502          --            (220)

Other freestanding contracts:/(1)/
  Foreign currency contracts.................       81           1          --              --
                                                                                 -------------
   Net investment income (loss)..............                                             (978)
                                                                                 -------------

Embedded derivatives:
GMIB reinsurance contracts...................       --      11,044          --             497
GIB and GWBL and other features/(2)/.........       --          --         265              26
                                              --------  ----------   ---------   -------------

Balances, December 31, 2012.................. $ 53,307  $   12,837   $     895   $        (455)
                                              ========  ==========   =========   =============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.

   At December 31, 2013, the Company had open exchange-traded futures positions on the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $194 million. At December 31, 2013, the Company had exchange-traded futures positions on the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, and on Eurodollars futures, having initial margin requirements of $58 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, Topix and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, and Yen/U.S. dollar having initial margin requirements of $6 million. All outstanding equity-based and treasury futures contracts at December 31, 2013 are exchange-traded and net settled daily in cash. Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in over-the-counter ("OTC") derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements. The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   Under the ISDA Master Agreement, the Company generally has executed a Credit Support Annex ("CSA") with each of its OTC derivative counterparties that require both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as earlier described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2013 and 2012, respectively, the Company held $607 million and $1,165 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2013 and 2012, respectively, were $42 million and $5 million, for which the Company posted collateral of $35 million and $5 million at December 31, 2013 and 2012, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   On June 10, 2013, new derivative regulations under Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act went into effect, requiring financial entities, including U.S. life insurers, to clear newly executed OTC interest rate swaps with central clearing houses, and to post larger sums of higher quality collateral, among other provisions. Counterparties subject to these new regulations are required to post initial margin to the clearing house as well as variation margin to cover any daily negative mark-to-market movements in the value of newly executed OTC interest rate swap contracts. Centrally cleared OTC interest rate swap contracts, protected by initial margin requirements and higher quality collateral-eligible assets, are expected to reduce the risk of loss in the event of counterparty default. The Company has counterparty exposure to the clearing house and its clearing broker for futures and OTC derivative contracts. Since the introduction of these new derivative regulations, there have been no significant impacts from the Company's compliance as existing derivative positions are grandfathered. Similarly, the Company does not expect the new regulations to materially increase the amount or change the quality of collateral that otherwise would have been imposed directly with its counterparties under CSAs.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2013.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2013

                                                               GROSS
                                                 GROSS        AMOUNTS       NET AMOUNTS
                                                AMOUNTS    OFFSET IN THE  PRESENTED IN THE
                                               RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ------------ -------------- ----------------

                                                             (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      1,056   $        642   $          414
Interest rate contracts......................          344            211              133
Credit contracts.............................            9             --                9
                                              ------------   ------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        1,409            853              556
Total Derivatives, not subject to an ISDA
  Master Agreement...........................           64             --               64
                                              ------------   ------------   --------------
  Total Derivatives..........................        1,473            853              620
Other financial instruments..................          733             --              733
                                              ------------   ------------   --------------
  Other invested assets...................... $      2,206   $        853   $        1,353
                                              ============   ============   ==============

LIABILITIES/(2)/
DESCRIPTION
Derivatives:
Equity contracts............................. $        642   $        642   $           --
Interest rate contracts......................          211            211               --
Credit contracts.............................           --             --               --
                                              ------------   ------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................          853            853               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................           --             --               --
                                              ------------   ------------   --------------
  Total Derivatives..........................          853            853               --
Other financial liabilities..................        2,653             --            2,653
                                              ------------   ------------   --------------
  Other liabilities.......................... $      3,506   $        853   $        2,653
                                              ============   ============   ==============

  /(1)/Excludes Investment Management segment's $3 million net derivative assets and $84 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $8 million net derivative liability and $65 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2013.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2013

                                                                  COLLATERAL (RECEIVED)/HELD
                                                NET AMOUNTS     -----------------------------
                                              PRESENTED IN THE    FINANCIAL                         NET
                                               BALANCE SHEETS    INSTRUMENTS        CASH          AMOUNTS
                                              ----------------  -------------  --------------  -------------

                                                                      (IN MILLIONS)

Counterparty A...............................    $          46  $          --  $          (46) $          --
Counterparty B...............................               17             --             (17)            --
Counterparty C...............................               28             --             (28)            --
Counterparty D...............................              175             --            (175)            --
Counterparty E...............................               47             --             (47)            --
Counterparty F...............................              (28)            --              28             --
Counterparty G...............................              134           (134)             --             --
Counterparty H...............................                4             --              (4)            --
Counterparty I...............................               (2)            --               2             --
Counterparty J...............................              (12)            --              12             --
Counterparty K...............................               41             --             (38)             3
Counterparty L...............................               72             --             (69)             3
Counterparty M...............................               30             --             (30)            --
Counterparty N...............................               64             --              --             64
Counterparty Q...............................                4             --              (4)            --
                                                 -------------  -------------  --------------  -------------
  Total Derivatives..........................    $         620  $        (134) $         (416) $          70
Other financial instruments..................              733             --              --            733
                                                 -------------  -------------  --------------  -------------
  Other invested assets......................    $       1,353  $        (134) $         (416) $         803
                                                 =============  =============  ==============  =============

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2012.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2012

                                                              Gross
                                                Gross        Amounts       Net Amounts
                                               Amounts    Offset in the  Presented in the
                                              Recognized  Balance Sheets  Balance Sheets
                                              ----------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $       444 $          272  $           172
Interest rate contracts......................       1,251            351              900
                                              ----------- --------------  ---------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................       1,695            623            1,072
Total Derivatives, not subject to an ISDA
  Master Agreement...........................          96             --               96
                                              ----------- --------------  ---------------
  Total Derivatives..........................       1,791            623            1,168
Other financial instruments..................         660             --              660
                                              ----------- --------------  ---------------
  Other invested assets...................... $     2,451 $          623  $         1,828
                                              =========== ==============  ===============

LIABILITIES/(2)/.............................
Description
Derivatives:
Equity contracts............................. $       272 $          272  $            --
Interest rate contracts......................         351            351               --
                                              ----------- --------------  ---------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................         623            623               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................          --             --               --
                                              ----------- --------------  ---------------
  Total Derivatives..........................         623            623               --
Other financial liabilities..................       3,503             --            3,503
                                              ----------- --------------  ---------------
  Other liabilities.......................... $     4,126 $          623  $         3,503
                                              =========== ==============  ===============

  /(1)/Excludes Investment Management segment's $2 million net derivative assets and $106 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $7 million net derivative liability and $13 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2012.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2012

                                                                Collateral (Received)/Held
                                                Net Amounts     -------------------------
                                              Presented in the    Financial                  Net
                                               Balance Sheets    Instruments      Cash     Amounts
                                              ----------------  ------------    -------    --------
                                                                (In Millions)
Counterparty A............................... $             30  $         --    $   (30)   $     --
Counterparty B...............................               32            --        (29)          3
Counterparty C...............................               55            --        (55)         --
Counterparty D...............................              310            --       (310)         --
Counterparty E...............................               38            --        (38)         --
Counterparty F...............................              326            --       (326)         --
Counterparty G...............................               55            --        (55)         --
Counterparty H...............................               (5)           --          5          --
Counterparty I...............................               98            --        (98)         --
Counterparty J...............................               19            --        (19)         --
Counterparty K...............................               15            --         (3)         12
Counterparty L...............................               48           (46)        --           2
Counterparty M...............................               51            --        (51)         --
Counterparty N...............................               96            --         --          96
                                              ----------------    ------------    -------  --------
  Total Derivatives.......................... $          1,168  $        (46)   $(1,009)   $    113
Other financial instruments..................              660            --         --         660
                                              ----------------    ------------    -------  --------
  Other invested assets...................... $          1,828  $        (46)   $(1,009)   $    773
                                              ================    ============    =======  ========

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                                2013     2012      2011
                                              -------  --------  --------

                                                     (IN MILLIONS)

Fixed maturities............................. $ 1,462  $  1,529  $  1,555
Mortgage loans on real estate................     284       264       241
Equity real estate...........................       1        14        19
Other equity investments.....................     234       189       116
Policy loans.................................     219       226       229
Short-term investments.......................       1        15         5
Derivative investments.......................  (2,866)     (978)    2,374
Broker-dealer related receivables............      14        14        13
Trading securities...........................      48        85       (29)
Other investment income......................      34        33        37
                                              -------  --------  --------
  Gross investment income (loss).............    (569)    1,391     4,560
Investment expenses..........................     (57)      (50)      (55)
Interest expense.............................      (3)       (3)       (3)
                                              -------  --------  --------
Net Investment Income (Loss)................. $  (629) $  1,338  $  4,502
                                              =======  ========  ========

   For 2013, 2012 and 2011, respectively, Net investment income (loss) from derivatives included $(2,829) million, $(232) million and $1,303 million of realized gains (losses) on contracts closed during those periods and $(37) million, $(746) million and $1,071 million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2013    2012    2011
                                              ------  ------  ------
                                                   (IN MILLIONS)

Fixed maturities............................. $  (75) $  (89) $  (29)
Mortgage loans on real estate................     (7)     (7)    (14)
Other equity investments.....................    (17)    (13)     (4)
Other........................................     --      12      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (99) $  (97) $  (47)
                                              ======  ======  ======

   For 2013, 2012 and 2011, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $8 million, $6 million and $10 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,504 million and $3,472 million at December 31, 2013 and 2012, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2013 and 2012, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $583 million and $561 million at December 31, 2013 and 2012, respectively and the accumulated amortization of these intangible assets was $384 million and $360 million at December 31, 2013 and 2012, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $24 million and $23 million for 2013, 2012 and 2011, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $25 million.

   At December 31, 2013 and 2012, respectively, net deferred sales commissions totaled $71 million and $95 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2013 net asset balance for each of the next five years is $29 million, $20 million, $15 million, $5 million and $0 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2013, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   On December 12, 2013, AllianceBernstein acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2013, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AllianceBernstein made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services reach $5 billion on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AllianceBernstein also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AllianceBernstein recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $163 million and $237 million at December 31, 2013 and 2012, respectively. Amortization of capitalized software in 2013 was $119 million including $45 million of accelerated amortization and in 2012 and 2011 amortization of capitalized software was $77 million and $81 million respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                    DECEMBER 31,
                                              -------------------------
                                                  2013         2012
                                              ------------ ------------
                                                    (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $      7,716 $      7,942
Policyholder dividend obligation.............          128          373
Other liabilities............................          144          192
                                              ------------ ------------
Total Closed Block liabilities...............        7,988        8,507
                                              ------------ ------------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,987 and
  $5,245)....................................        5,232        5,741
Mortgage loans on real estate................        1,343        1,255
Policy loans.................................          949        1,026
Cash and other invested assets...............           48           30
Other assets.................................          186          204
                                              ------------ ------------
Total assets designated to the Closed Block..        7,758        8,256
                                              ------------ ------------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......          230          251
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of deferred income tax (expense)
   benefit of $(45) and $(47) and
   policyholder dividend obligation of
   $(128) and $(373).........................           83           87
                                              ------------ ------------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $        313 $        338
                                              ============ ============

   AXA Equitable's Closed Block revenues and expenses follow:

                                                 2013        2012        2011
                                              ----------  ----------  ----------
                                                         (IN MILLIONS)
REVENUES:
Premiums and other income.................... $      286  $      316  $      354
Investment income (loss).....................        402         420         438
Net investment gains (losses)................        (11)         (9)        (10)
                                              ----------  ----------  ----------
Total revenues...............................        677         727         782
                                              ----------  ----------  ----------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........        637         724         757
Other operating costs and expenses...........          1          --           2
                                              ----------  ----------  ----------
Total benefits and other deductions..........        638         724         759
                                              ----------  ----------  ----------
Net revenues, before income taxes............         39           3          23
Income tax (expense) benefit.................        (14)         (1)         (8)
                                              ----------  ----------  ----------
Net Revenues (Losses)........................ $       25  $        2  $       15
                                              ==========  ==========  ==========

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                DECEMBER 31,
                                              ----------------
                                                2013     2012
                                              --------  ------
                                               (IN MILLIONS)

Balances, beginning of year.................. $    373  $  260
Unrealized investment gains (losses).........     (245)    113
                                              --------  ------
Balances, End of year........................ $    128  $  373
                                              ========  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2013      2012
                                              --------  --------
                                                 (IN MILLIONS)

Balance, beginning of year................... $    621  $    718
Contractholder bonus interest credits
  deferred...................................       18        30
Amortization charged to income...............     (121)     (127)
                                              --------  --------
Balance, End of Year......................... $    518  $    621
                                              ========  ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2013 and 2012, no assets were required to be measured at fair value on a non-recurring basis.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2013

                                                 LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                               ----------  ---------  -------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  22,400  $    291 $   22,691
   U.S. Treasury, government and agency.......         --      3,129        --      3,129
   States and political subdivisions..........         --        431        46        477
   Foreign governments........................         --        433        --        433
   Commercial mortgage-backed.................         --         16       700        716
   Residential mortgage-backed/(1)/...........         --        943         4        947
   Asset-backed/(2)/..........................         --         56        83        139
   Redeemable preferred stock.................        216        656        15        887
                                               ----------  ---------  -------- ----------
     Subtotal.................................        216     28,064     1,139     29,419
                                               ----------  ---------  -------- ----------
  Other equity investments....................        233          9        52        294
  Trading securities..........................        529      3,692        --      4,221
  Other invested assets:
   Short-term investments.....................         --         99        --         99
   Swaps......................................         --        (45)       --        (45)
   Credit Default Swaps.......................         --          9        --          9
   Futures....................................         (2)        --        --         (2)
   Options....................................         --        463        --        463
   Floors.....................................         --        193        --        193
   Swaptions..................................         --         --        --         --
                                               ----------  ---------  -------- ----------
     Subtotal.................................         (2)       719        --        717
                                               ----------  ---------  -------- ----------
Cash equivalents..............................      1,310         --        --      1,310
Segregated securities.........................         --        981        --        981
GMIB reinsurance contracts....................         --         --     6,747      6,747
Separate Accounts' assets.....................    105,579      2,948       237    108,764
                                               ----------  ---------  -------- ----------
   Total Assets............................... $  107,865  $  36,413  $  8,175 $  152,453
                                               ==========  =========  ======== ==========

LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     -- $       --
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        346        --        346
                                               ----------  ---------  -------- ----------
   Total Liabilities.......................... $       --  $     346  $     -- $      346
                                               ==========  =========  ======== ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2012

                                                 Level 1    Level 2   Level 3     Total
                                               ----------  --------- --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $        6  $  22,837 $     355 $   23,198
   U.S. Treasury, government and agency.......         --      5,180        --      5,180
   States and political subdivisions..........         --        480        50        530
   Foreign governments........................         --        511        19        530
   Commercial mortgage-backed.................         --         --       900        900
   Residential mortgage-backed/(1)/...........         --      1,940         9      1,949
   Asset-backed/(2)/..........................         --         69       113        182
   Redeemable preferred stock.................        242        881        15      1,138
                                               ----------  --------- --------- ----------
     Subtotal.................................        248     31,898     1,461     33,607
                                               ----------  --------- --------- ----------
  Other equity investments....................         78         --        77        155
  Trading securities..........................        446      1,863        --      2,309
  Other invested assets:
   Short-term investments.....................         --         98        --         98
   Swaps......................................         --        148        --        148
   Futures....................................         (2)        --        --         (2)
   Options....................................         --        224        --        224
   Floors.....................................         --        291        --        291
   Swaptions..................................         --        502        --        502
                                               ----------  --------- --------- ----------
     Subtotal.................................         (2)     1,263        --      1,261
                                               ----------  --------- --------- ----------
Cash equivalents..............................      2,289         --        --      2,289
Segregated securities.........................         --      1,551        --      1,551
GMIB reinsurance contracts....................         --         --    11,044     11,044
Separate Accounts' assets.....................     90,751      2,775       224     93,750
                                               ----------  --------- --------- ----------
   Total Assets............................... $   93,810  $  39,350 $  12,806 $  145,966
                                               ==========  ========= ========= ==========

LIABILITIES
GWBL and other features' liability............ $       --  $      -- $     265 $      265
                                               ----------  --------- --------- ----------
   Total Liabilities.......................... $       --  $      -- $     265 $      265
                                               ==========  ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2013 and 2012, respectively, the fair value of public fixed maturities is approximately $21,671 million and $25,591 million or approximately 15.0% and 19.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2013 and 2012, respectively, the fair value of private fixed maturities is approximately $7,748 million and $8,016 million or approximately 5.4% and 6.0% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2013 and 2012, respectively, the net fair value of freestanding derivative positions is approximately $617 million and $1,163 million or approximately 86.1% and 92.2% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $0.4 million at December 31, 2013 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2013.

   At December 31, 2013 and 2012, respectively, investments classified as Level 1 comprise approximately 74.5% and 70.3% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2013 and 2012, respectively, investments classified as Level 2 comprise approximately 24.5% and 28.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2013 and 2012, respectively, approximately $970 million and $1,966 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company currently offers indexed investment options in the SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO investment option available in some life contracts. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2013 and 2012, respectively, investments classified as Level 3 comprise approximately 1.0% and 1.3% of assets measured at fair value on a recurring basis and primarily include CMBS and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2013 and 2012, respectively, were approximately $150 million and $222 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $787 million and $1,021 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2013 and 2012, respectively. At June 30, 2013, the Company changed its methodology for measuring the fair value of CMBS securities below the senior AAA tranche from a risk-adjusted present value technique to pricing obtained from an independent valuation service vendor as returning liquidity in CMBS markets contributed to the availability of more reliable and representative measures of fair value. In applying the risk-adjusted present value technique in periods prior to June 30, 2013, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $133 million and $447 million at December 31, 2013 and 2012, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2013. Equity and fixed income volatilities are combined, with weighting based on the current fund distribution, to produce an overall volatility assumption. Scenarios are developed that value an at the money option at a price consistent with the overall volatility.

   In 2013, AFS fixed maturities with fair values of $37 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $20 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.4% of total equity at December 31, 2013. In 2013, one of the Company's private securities went public and as a result, $20 million was transferred from a Level 3 classification to a Level 1 classification. In 2013, $9 million was transferred from a Level 3 to a Level 2 classification due to merger of one of the private securities with a public company that had a trading restriction period at December 31, 2013.

   In 2012, AFS fixed maturities with fair values of $109 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $17 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.7% of total equity at December 31, 2012. In the first quarter of 2012, one of the Company's private securities went public and as a result, $14 million was transferred from a Level 3 classification to a Level 2 classification. In the third quarter of 2012, $6 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2013 and 2012, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                           STATE AND
                                                           POLITICAL             COMMERCIAL  RESIDENTIAL
                                                             SUB-      FOREIGN   MORTGAGE-    MORTGAGE-     ASSET-
                                                CORPORATE  DIVISIONS    GOVTS      BACKED      BACKED       BACKED
                                                ---------  ---------  ---------  ----------  -----------  ---------

                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2013....................... $     355  $      50  $      19  $      900    $       9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         2         --         --          --           --         --
     Investment gains (losses), net............         5         --         --         (68)          --         --
                                                ---------  ---------  ---------  ----------    ---------  ---------
       Subtotal................................         7         --         --         (68)          --         --
                                                ---------  ---------  ---------  ----------    ---------  ---------
   Other comprehensive income (loss)...........        (1)        (3)        (2)         13           (1)         3
Purchases......................................        70         --         --          31           --         --
Issuances......................................        --         --         --          --           --         --
Sales..........................................     (150)        (1)       (17)       (160)          (4)       (22)
Settlements....................................        --         --         --          --           --         --
Transfers into Level 3/(1)/....................        20         --         --          --           --         --
Transfers out of Level 3/(1)/..................      (10)         --         --        (16)           --       (11)
                                                ---------  ---------  ---------  ----------    ---------  ---------
BALANCE, DECEMBER 31, 2013..................... $     291  $      46  $      --  $      700    $       4  $      83
                                                =========  =========  =========  ==========    =========  =========

BALANCE, JANUARY 1, 2012....................... $     432  $      53  $      22  $      902    $      14  $     172
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         2         --         --           2           --         --
     Investment gains (losses), net............         4         --         --        (105)          --         --
                                                ---------  ---------  ---------  ----------    ---------  ---------
       Subtotal................................ $       6  $      --  $      --  $     (103)   $      --  $      --
                                                ---------  ---------  ---------  ----------    ---------  ---------
   Other comprehensive income (loss)...........        15         (1)        --         128           --          4
Purchases......................................        --         --         --          --           --         --
Sales..........................................       (47)        (2)        --         (27)          (5)       (25)
Transfers into Level 3/(1)/....................        17         --         --          --           --         --
Transfers out of Level 3/(1)/..................       (68)        --         (3)         --           --        (38)
                                                ---------  ---------  ---------  ----------    ---------  ---------
BALANCE, DECEMBER 31, 2012..................... $     355  $      50  $      19  $      900    $       9  $     113
                                                =========  =========  =========  ==========    =========  =========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                 REDEEM-                                                      GWBL
                                                  ABLE         OTHER        OTHER       GMIB      SEPARATE  AND OTHER
                                                PREFERRED     EQUITY       INVESTED  REINSURANCE  ACCOUNTS  FEATURES
                                                  STOCK   INVESTMENTS/(1)/  ASSETS      ASSET      ASSETS   LIABILITY
                                                --------- ---------------  --------  -----------  --------  ---------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2013.......................  $     15    $         77  $     --  $    11,044  $    224  $     265
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............        --              10        --           --        --         --
     Investment gains (losses), net............        --              (7)       --           --        10         --
     Increase (decrease) in the fair value
       of reinsurance contracts................        --              --        --       (4,496)       --         --
     Policyholders' benefits...................        --              --        --           --        --       (351)
                                                 --------    ------------  --------  -----------  --------  ---------
       Subtotal................................        --               3        --       (4,496)       10       (351)
                                                 --------    ------------  --------  -----------  --------  ---------
   Other comprehensive income (loss)...........        --              --        --           --        (1)        --
Purchases......................................        --               4        --          237         6         86
Issuances......................................        --              --        --           --        --         --
Sales..........................................        --              (3)       --          (38)       (3)        --
Settlements....................................        --              --        --           --        (2)        --
Transfers into Level 3/(2)/....................        --              --        --           --         3         --
Transfers out of Level 3/(2)/..................        --             (29)       --           --        --         --
                                                 --------    ------------  --------  -----------  --------  ---------
BALANCE, DECEMBER 31, 2013.....................  $     15    $         52  $     --  $     6,747  $    237  $      --
                                                 ========    ============  ========  ===========  ========  =========

BALANCE, JANUARY 1, 2012.......................  $     14    $         77  $     (2) $    10,547  $    215  $     291
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............        --              --        --           --        --         --
     Investment gains (losses), net............        --              --        --           --         8         --
     Increase (decrease) in the fair value
       of reinsurance contracts................        --              --        --          315        --         --
     Policyholders' benefits...................        --              --        --           --        --        (77)
                                                 --------    ------------  --------  -----------  --------  ---------
       Subtotal................................  $     --    $         --  $     --  $       315  $      8  $     (77)
                                                 --------    ------------  --------  -----------  --------  ---------
   Other comprehensive income (loss)...........         1              --         2           --        --         --
Purchases......................................        --              --        --          182         6         51
Sales..........................................        --              --        --           --        (2)        --
Settlements....................................        --              --        --           --        (3)        --
Transfers into Level 3/(2)/....................        --              --        --           --        --         --
                                                 --------    ------------  --------  -----------  --------  ---------
BALANCE, DECEMBER 31, 2012.....................  $     15    $         77  $     --  $    11,044  $    224  $     265
                                                 ========    ============  ========  ===========  ========  =========

  /(1)/Includes Trading securities' Level 3 amount.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2013 and 2012 by category for Level 3 assets and liabilities still held at December 31, 2013 and 2012, respectively:

                                                              EARNINGS (LOSS)
                                                ------------------------------------------
                                                                             INCREASE
                                                   NET                   (DECREASE) IN THE
                                                INVESTMENT  INVESTMENT     FAIR VALUE OF             POLICY-
                                                  INCOME       GAINS        REINSURANCE              HOLDERS'
                                                  (LOSS)   (LOSSES), NET     CONTRACTS        OCI    BENEFITS
                                                ---------- ------------- -----------------  -------  --------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2013
STILL HELD AT DECEMBER 31, 2013:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $      --    $       --   $            --  $    (2)  $    --
     State and political subdivisions..........         --            --                --       (4)       --
     Foreign governments.......................         --            --                --       --        --
     Commercial mortgage-backed................         --            --                --        6        --
     Asset-backed..............................         --            --                --        4        --
     Other fixed maturities,
       available-for-sale......................         --            --                --       --        --
                                                 ---------    ----------   ---------------  -------   -------
       Subtotal................................  $      --    $       --   $            --  $     4   $    --
                                                 ---------    ----------   ---------------  -------   -------
   GMIB reinsurance contracts..................         --            --            (4,297)      --        --
   Separate Accounts' assets...................         --            10                --       --        --
   GWBL and other features' liability..........         --            --                --       --      (265)
                                                 ---------    ----------   ---------------  -------   -------
       Total...................................  $      --    $       10   $        (4,297) $     4   $  (265)
                                                 =========    ==========   ===============  =======   =======

Level 3 Instruments
Full Year 2012
Still Held at December 31, 2012:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $      --    $       --   $            --  $    14   $    --
     State and political subdivisions..........         --            --                --       (1)       --
     Foreign governments.......................         --            --                --        1        --
     Commercial mortgage-backed................         --            --                --      124        --
     Asset-backed..............................         --            --                --        3        --
     Other fixed maturities,
       available-for-sale......................         --            --                --       --        --
                                                 ---------    ----------   ---------------  -------   -------
       Subtotal................................  $      --    $       --   $            --  $   141   $    --
                                                 ---------    ----------   ---------------  -------   -------
   GMIB reinsurance contracts                           --            --               497       --        --
   Separate Accounts' assets                            --             8                --       --        --
   GWBL and other features' liability                   --            --                --       --        26
                                                 ---------    ----------   ---------------  -------   -------
       Total...................................  $      --    $        8   $           497  $   141   $    26
                                                 =========    ==========   ===============  =======   =======

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2013 and 2012, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2013

                                 FAIR         VALUATION                   SIGNIFICANT
                                 VALUE        TECHNIQUE                UNOBSERVABLE INPUT               RANGE
                                ------- ---------------------- ---------------------------------- -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:
   Corporate................... $    54 Matrix pricing model    Spread over the industry-specific
                                                                            benchmark yield curve 125 BPS - 550 BPS
-------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.       1 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve      45 BPS
-------------------------------------------------------------------------------------------------------------------

   Asset-backed................       7 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve 30 BPS - 687 BPS
-------------------------------------------------------------------------------------------------------------------

   Other equity investments....      52 Market comparable                        Revenue multiple
                                          companies                                  R&D multiple
                                                                                    Discount rate    1.2X - 4.9X
                                                                                   Discount years   1.1X - 17.1X
                                                                                                        18.0%
                                                               Discount for lack of marketability         1
                                                                                 and risk factors     50% - 60%
-------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     215 Third party appraisal                 Capitalization rate       5.4%
                                                                         Exit capitalization rate       6.4%
                                                                                    Discount rate       7.4%

                                     11 Discounted cash flow                     Spread over U.S.
                                                                                   Treasury curve 256 BPS - 434 BPS
                                                                                   Inflation rate    0.0% - 2.3%
                                                                                  Discount factor    3.3% - 6.8%
-------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....   6,747 Discounted Cash flow                          Lapse Rates    1.0% - 8.0%
                                                                                 Withdrawal rates    0.2% - 8.0%
                                                                           GMIB Utilization Rates   0.0% - 15.0%
                                                                             Non-performance risk  7 BPS - 21 BPS
                                                                        Volatility rates - Equity   20.0% - 33.0%
-------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................      61 Discounted Cash flow                          Lapse Rates    1.0% - 8.0%
                                                                                 Withdrawal rates    0.0% - 7.0%
                                                                        Volatility rates - Equity   20.0% - 33.0%
-------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2012

                                 Fair         Valuation                   Significant
                                 Value        Technique                Unobservable Input               Range
                                ------- ---------------------- ---------------------------------- -----------------
                                                              (In Millions)
Assets:
Investments:
  Fixed maturities,
  available-for-sale:
   Corporate................... $    94 Matrix pricing model
                                                                Spread over the industry-specific
                                                                            benchmark yield curve 125 bps - 650 bps
-------------------------------------------------------------------------------------------------------------------

   Commercial mortgage-backed..     889 Discounted Cash flow                Constant default rate   3.0% - 25.0%
                                                                           Probability of default       55.0%
                                                                                    Loss severity       49.0%
                                                                                    Discount rate  3.72% - 13.42%
-------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.       1 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve      46 bps
-------------------------------------------------------------------------------------------------------------------

   Asset-backed................       8 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve 30 bps - 695 bps
-------------------------------------------------------------------------------------------------------------------

   Other equity investments....      38 Market comparable                        Revenue multiple
                                          companies                                  R&D multiple   0.6x - 62.5x
                                                                                    Discount rate   1.0x - 30.6x
                                                                                   Discount years       18.0%
                                                               Discount for lack of marketability       1 - 2
                                                                                 and risk factors   40.0% - 60.0%
-------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     194 Third party appraisal                 Capitalization rate       5.5%
                                                                         Exit capitalization rate       6.6%
                                                                                    Discount rate       7.7%

                                     22 Discounted cash flow                     Spread over U.S.
                                                                                   Treasury curve 275 bps - 586 bps
                                                                                   Inflation rate    2.0% - 3.0%
                                                                                  Discount factor    1.0% - 2.0%
-------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  11,044 Discounted cash flow                          Lapse Rates    1.5% - 8.0%
                                                                                 Withdrawal Rates    0.2% - 8.0%
                                                                           GMIB Utilization Rates   0.0% - 15.0%
                                                                             Non-performance risk  13 bps - 45 bps
                                                                        Volatility rates - Equity   24.0% - 36.0%
-------------------------------------------------------------------------------------------------------------------

Liabilities:
GMWB/GWBL/(1)/.................     205 Discounted cash flow                          Lapse Rates    1.0% - 8.0%
                                                                                 Withdrawal Rates    0.0% - 7.0%
                                                                        Volatility rates - Equity   24.0% - 36.0%
-------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2013 and 2012, respectively, are approximately $1,088 million and $516 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 76.2% and 29.3% of total assets classified as Level 3 and represent only 0.8% and 0.4% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the table above at December 31, 2013 and 2012, respectively, are approximately $54 million and $94 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 that is determined by application of a matrix pricing model, representing approximately 18.6% and 26.5% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   At December 31, 2012, CMBS classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which the Company applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities. At December 31, 2013, all CMBS securities were valued using prices obtained from an independent valuation service vendor and therefore excluded from the quantitative disclosures discussed above.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2013 and 2012, are approximately 25.0% and 11.1%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2013 and 2012, are approximately 8.4% and 7.1%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AllianceBernstein for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2013 and 2012, respectively, are approximately $30 million and $30 million private venture capital fund-of-fund investments of AllianceBernstein for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2013 and 2012, AllianceBernstein's aggregate unfunded commitments to these investments were approximately $10 million and $12 million.

   Separate Accounts' assets classified as Level 3 at December 31, 2013 and 2012, respectively, primarily consist of private equity investments with fair value of approximately $215 million and $198 million, including approximately $219 million and $194 million fair value investment in a private real estate fund, as well as mortgage loans with fair value of approximately $7 million and $18 million. Third party appraisal is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach also is applied to determine the approximately $4 million and $4 million fair value of the other private equity investment and for which the significant unobservable assumptions are an inflation rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment at December 31, 2013 and 2012, respectively. A significant increase (decrease) in the inflation rate would have directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans, a significant increase (decrease) in the assumed spread over US Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 at December 31, 2013 and 2012, respectively, consist of mortgage- and asset-backed securities with fair values of approximately $3 million, $7 million, $4 million and $4 million and for which those measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The carrying values and fair values at December 31, 2013 and 2012 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                      FAIR VALUE
                                              CARRYING ----------------------------------------
                                               VALUE   LEVEL 1   LEVEL 2     LEVEL 3    TOTAL
                                              -------- ------- ------------ ---------- --------
                                                                (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Mortgage loans on real estate................ $  5,684  $   -- $         -- $    5,716 $  5,716
Other limited partnership interests..........    1,592      --           --      1,592    1,592
Loans to affiliates..........................    1,088      --          800        398    1,198
Policyholders liabilities: Investment
  contracts..................................    2,435      --           --      2,523    2,523
Long-term debt...............................      200      --          225         --      225
Loans from affiliates........................      825      --          969         --      969

December 31, 2012:
------------------
Mortgage loans on real estate................ $  5,059  $   -- $         -- $    5,249 $  5,249
Other limited partnership interests..........    1,514      --           --      1,514    1,514
Loans to affiliates..........................    1,037      --          784        402    1,186
Policyholders liabilities: Investment
  contracts..................................    2,494      --           --      2,682    2,682
Long-term debt...............................      200      --          236         --      236
Loans from affiliates........................    1,325      --        1,676         --    1,676

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method and for which the carrying value provides a reasonable estimate of fair value as the underlying investments of these partnerships are valued at estimated fair value.

   Fair values for the Company's long-term debt are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2011................... $  1,265  $  2,311  $  3,576
  Paid guarantee benefits....................     (203)      (47)     (250)
  Other changes in reserve...................      531     1,866     2,397
                                              --------  --------  --------
Balance at December 31, 2011.................    1,593     4,130     5,723
  Paid guarantee benefits....................     (288)      (77)     (365)
  Other changes in reserve...................      467       508       975
                                              --------  --------  --------
Balance at December 31, 2012.................    1,772     4,561     6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013................. $  1,626  $  4,203  $  5,829
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)

Balance at January 1, 2011...................    $      533
  Paid guarantee benefits....................           (81)
  Other changes in reserve...................           264
                                                 ----------
Balance at December 31, 2011.................           716
  Paid guarantee benefits....................          (127)
  Other changes in reserve...................           255
                                                 ----------
Balance at December 31, 2012.................           844
  Paid guarantee benefits....................          (109)
  Other changes in reserve...................            56
                                                 ----------
Balance at December 31, 2013.................    $      791
                                                 ==========

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2013 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                RETURN OF
                                                 PREMIUM    RATCHET  ROLL-UP    COMBO      TOTAL
                                               ----------  --------  -------  ---------  ---------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $   13,121  $    228  $    92  $     393  $  13,834
   Separate Accounts.......................... $   36,658  $  8,551  $ 4,094  $  37,795  $  87,098
  Net amount at risk, gross................... $      270  $    169  $ 2,192  $  10,891  $  13,522
  Net amount at risk, net of amounts
   reinsured.................................. $      270  $    111  $ 1,451  $   4,152  $   5,984
  Average attained age of contractholders.....       50.8      64.5     70.2       65.2       54.6
  Percentage of contractholders over age 70...        8.4%     32.2%    53.0%      33.7%      15.5%
  Range of contractually specified interest
   rates......................................        N/A       N/A   3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account............................        N/A       N/A  $    37  $     428  $     465
   Separate Accounts..........................        N/A       N/A  $ 8,349  $  49,109  $  57,458
  Net amount at risk, gross...................        N/A       N/A  $   892  $   1,551  $   2,443
  Net amount at risk, net of amounts
   reinsured..................................        N/A       N/A  $   268  $     369  $     637
  Weighted average years remaining until
   annuitization..............................        N/A       N/A      0.7        3.5        3.3
  Range of contractually specified interest
   rates......................................        N/A       N/A   3% - 6%  3% - 6.5%  3% - 6.5%

   In the second quarter 2013, the approach for determining the above noted GMIB net amount at risk was updated to be more reflective of the economic exposure to the Company. Previously, the calculation used a current annuitization factor based on the retail pricing basis for single-premium individual annuities, including premium loads and interest margins. The updated approach excludes premium loads and interest margins.

   The Company continues to proactively manage the risks associated with its in-force business, particularly variable annuities with guarantee features. For example, in third quarter 2013, the Company initiated a program to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. As a result of this program, the Company is assuming a change in the short term behavior of remaining policyholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term.

   Due to the difference in accounting recognition between the fair value of the reinsurance contract asset and the U.S. GAAP gross reserves and DAC the net impact is an after-tax loss of $20 million, which was recognized in 2013.

   The liability for SCS, SIO, MSO, IUL, GIB and GWBL and other features, not included above, was $346 million at December 31, 2013 and the liability for GIB and GWBL and other features, not included above, was $265 million at December 31, 2012, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                  DECEMBER 31,
                                              ---------------------
                                                 2013       2012
                                              ---------- ----------

                                                  (IN MILLIONS)
GMDB:
-----
Equity....................................... $   64,035 $   52,633
Fixed income.................................      3,330      3,748
Balanced.....................................     19,237     19,102
Other........................................        496        543
                                              ---------- ----------
Total........................................ $   87,098 $   76,026
                                              ========== ==========

GMIB:
Equity....................................... $   41,603 $   33,361
Fixed income.................................      2,208      2,335
Balanced.....................................     13,401     12,906
Other........................................        246        264
                                              ---------- ----------
Total........................................ $   57,458 $   48,866
                                              ========== ==========

   C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2013, the total account value and net amount at risk of the hedged variable annuity contracts were $40,319 million and $4,774 million, respectively, with the GMDB feature and $23,346 million and $370 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                                                REINSURANCE
                                              DIRECT LIABILITY     CEDED          NET
                                              ---------------- -------------  -----------

                                                               (IN MILLIONS)

Balance at January 1, 2011...................     $        375   $      (231) $       144
  Other changes in reserves..................               95           (31)          64
                                                  ------------   -----------  -----------
Balance at December 31, 2011.................              470          (262)         208
  Other changes in reserves..................               86           (48)          38
                                                  ------------   -----------  -----------
Balance at December 31, 2012.................              556          (310)         246
  Other changes in reserves..................              273          (131)         142
                                                  ------------   -----------  -----------
Balance at December 31, 2013.................     $        829   $      (441) $       388
                                                  ============   ===========  ===========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2013, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.6% and 50.2%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 32.0% and 41.9%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2013 and 2012 were $6,747 million and $11,044 million, respectively. The increases (decreases) in estimated fair value were $(4,297) million, $497 million and $5,941 million for 2013, 2012 and 2011, respectively.

   At December 31, 2013 and 2012, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,379 million and $2,465 million, of which $1,920 million and $1,964 million related to two specific reinsurers, which are rated A/AA- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2013 and 2012, affiliated reinsurance recoverables related to insurance contracts amounted to $1,555 million and $1,383 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $70 million and $73 million are included in other liabilities in the consolidated balance sheets at December 31, 2013 and 2012, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $143 million and $160 million at December 31, 2013 and 2012, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2013 and 2012 were $709 million and $752 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                2013     2012     2011
                                              -------  -------  -------
                                                    (IN MILLIONS)

Direct premiums.............................. $   848  $   873  $   908
Reinsurance assumed..........................     213      219      210
Reinsurance ceded............................    (565)    (578)    (585)
                                              -------  -------  -------
Premiums..................................... $   496  $   514  $   533
                                              =======  =======  =======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $   247  $   234  $   221
                                              =======  =======  =======
Policyholders' Benefits Ceded................ $   703  $   667  $   510
                                              =======  =======  =======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $79 million and $86 million at December 31, 2013 and 2012, respectively. At December 31, 2013 and 2012, respectively, $1,687 million and $1,704 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                               2013   2012   2011
                                              ------ ------ ------
                                                 (IN MILLIONS)
Incurred benefits related to current year.... $   15 $   16 $   24
Incurred benefits related to prior years.....     10     14     18
                                              ------ ------ ------
Total Incurred Benefits...................... $   25 $   30 $   42
                                              ====== ====== ======

Benefits paid related to current year........ $   19 $   21 $   15
Benefits paid related to prior years.........     13     16     24
                                              ------ ------ ------
Total Benefits Paid.......................... $   32 $   37 $   39
                                              ====== ====== ======

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                               DECEMBER 31,
                                              ---------------
                                               2013    2012
                                              ------- -------
                                               (IN MILLIONS)
Short-term debt:
AllianceBernstein commercial paper (with
  interest rates of 0.3% and 0.5%)........... $   268 $   323
                                              ------- -------
Total short-term debt........................     268     323
                                              ------- -------

Long-term debt:
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     200     200
                                              ------- -------
Total long-term debt.........................     200     200
                                              ------- -------
Total Short-term and Long-term Debt.......... $   468 $   523
                                              ======= =======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet its membership requirement ($13 million, as of December 31, 2013). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2013, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the AB Credit Facility and management expects to draw on the AB Credit Facility from time to time.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2013 and 2012, AllianceBernstein had no amounts outstanding under the AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit
   AllianceBernstein to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2013, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and matures on December 1, 2018.

   In November 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2013, AXA Equitable repaid this note at par value plus interest accrued to AXA Financial.

   Other Transactions

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life") equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million.

   In October 2012, AXA Equitable sold its 50% interest in a real estate joint venture supporting the Wind-up Annuities line of business to 1285 Holdings, LLC, a non-insurance subsidiary of AXA Financial in exchange for $402 million in cash. The $195 million after-tax excess of the real estate joint venture's fair value over its carrying value has been accounted for as a capital contribution to AXA Equitable. In connection with this sale, the Company recognized a $226 million pre-tax premium deficiency reserve related to the Wind-up Annuities line of business.

   In August 2012, the Company purchased agricultural mortgage loans from MONY Life and MONY Life Insurance Company of America ("MLOA"), for a purchase price of $109 million.

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $40 million, $37 million and $14 million, respectively, for 2013, 2012 and 2011.

   In 2013, 2012 and 2011, respectively, the Company paid AXA Distribution and its subsidiaries $621 million, $684 million and $641 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $306 million, $348 million and $413 million, respectively, for their applicable share of operating expenses in 2013, 2012 and 2011, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA RE Arizona Company ("AXA Arizona") a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2013 and 2012, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $5,388 million and $8,888 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2013, 2012 and 2011 related to the UL and no lapse guarantee riders totaled approximately $474 million, $484 million and $484 million, respectively. Ceded claims paid in 2013, 2012 and 2011 were $70 million, $68 million and $31 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2013, 2012 and 2011 totaled approximately $21 million, $21 million and $22 million, respectively. Claims and expenses paid in 2013, 2012 and 2011 were $10 million, $13 million and $14 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $165 million, $161 million and $152 million in 2013, 2012 and 2011, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $24 million, $26 million and $22 million in 2013, 2012 and 2011, respectively. The net receivable (payable) related to these contracts was approximately $(8) million and $8 million at December 31, 2013 and 2012, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                2013     2012     2011
                                              -------- -------- --------

                                                    (IN MILLIONS)
Investment advisory and services fees........ $  1,010 $    879 $    831
Distribution revenues........................      455      408      360
Other revenues -- shareholder servicing fees.       91       89       92
Other revenues -- other......................        6        5        6

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. AXA Equitable also sponsors non-qualified defined benefit pension plans.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under its qualified and non-qualified defined benefit pension plans would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI. In addition, AXA Equitable announced that it will begin providing a company contribution to the AXA Equitable 401(k) Plan as of January 1, 2014. AXA Equitable will also provide an excess 401(k) contribution for eligible compensation over the qualified plan compensation limits under a nonqualified deferred compensation plan.

   AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2013, no cash contributions were made by AXA Equitable to its qualified pension plan. AllianceBernstein made a $4 million cash contribution to its qualified pension plan in 2013. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2013, no minimum contribution is required to be made in 2014 under ERISA, as amended by the Pension Act. AllianceBernstein currently estimates that it will contribute $6 million to its pension plan during 2014.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2013     2012     2011
                                              -------  -------  -------
                                                    (IN MILLIONS)

Service cost................................. $    40  $    40  $    41
Interest cost................................      99      109      122
Expected return on assets....................    (155)    (146)    (120)
Actuarial (gain) loss........................       1        1       --
Net amortization.............................     155      164      145
Curtailment..................................       3       --       --
                                              -------  -------  -------
Net Periodic Pension Expense................. $   143  $   168  $   188
                                              =======  =======  =======

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              ------------------
                                                2013      2012
                                              --------  --------
                                                 (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $  2,797  $  2,626
Service cost.................................       32        32
Interest cost................................       99       109
Actuarial (gains) losses.....................     (260)      219
Benefits paid................................     (176)     (187)
Plan amendments and curtailments.............      (29)       (2)
                                              --------  --------
Projected Benefit Obligation, End of Year.... $  2,463  $  2,797
                                              ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                DECEMBER 31,
                                              ----------------
                                                2013     2012
                                              --------  ------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $  2,396  $2,093
Actual return on plan assets.................      180     231
Contributions................................        4     265
Benefits paid and fees.......................     (179)   (193)
                                              --------  ------
Pension plan assets at fair value, end of
  year.......................................    2,401   2,396
PBO..........................................    2,463   2,797
                                              --------  ------
Excess of PBO Over Pension Plan Assets....... $    (62) $ (401)
                                              ========  ======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $62 million and $401 million at December 31, 2013 and 2012, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,463 million and $2,401 million, respectively, at December 31, 2013 and $2,797 million and $2,396 million, respectively, at December 31, 2012. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,463 million and $2,401 million, respectively, at December 31, 2013 and $2,761 million and $2,396 million, respectively, at December 31, 2012. The accumulated benefit obligation for all defined benefit pension plans was $2,463 million and $2,761 million at December 31, 2013 and 2012, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2013 and 2012 that have not yet been recognized as components of net periodic pension cost:

                                                DECEMBER 31,
                                              -----------------
                                                2013     2012
                                              -------- --------
                                                (IN MILLIONS)

Unrecognized net actuarial (gain) loss....... $  1,181 $  1,650
Unrecognized prior service cost (credit).....       --        4
                                              -------- --------
  Total...................................... $  1,181 $  1,654
                                              -------- --------

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $115 million and $0 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2013 and 2012:

                                                DECEMBER 31,
                                              ----------------
                                                2013     2012
                                              -------  -------
                                                (IN MILLIONS)

Fixed Maturities.............................    49.0%    52.8%
Equity Securities............................    39.1     36.5
Equity real estate...........................     9.3      8.4
Cash and short-term investments..............     1.9      2.3
Other........................................     0.7       --
                                              -------  -------
  Total......................................   100.0%   100.0%
                                              =======  =======

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2013, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2013, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to minimize downside equity risk, principally using exchange-traded options contracts. As a result of a strategic asset allocation project conducted in the latter half of 2013, the existing equity-hedging program was discontinued in January 2014 at maturity of the underlying positions.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2013 and 2012, respectively.

                                              LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                              -------- -------- -------- --------
                                                         (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Asset Categories
Fixed Maturities:
  Corporate.................................. $     -- $    801 $     -- $    801
  U.S. Treasury, government and agency.......       --      343       --      343
  States and political subdivisions..........       --       16       --       16
  Other structured debt......................       --        6        4       10
Common and preferred equity..................      716      191       --      907
Mutual funds.................................       44       --       --       44
Private real estate investment funds.........       --       --        2        2
Private real estate investment trusts........       --       11      220      231
Cash and cash equivalents....................        1       --       --        1
Short-term investments.......................       23       23       --       46
                                              -------- -------- -------- --------
  Total...................................... $    784 $  1,391 $    226 $  2,401
                                              ======== ======== ======== ========

December 31, 2012:
------------------
Asset Categories
Fixed Maturities:
  Corporate.................................. $     -- $    849 $     -- $    849
  U.S. Treasury, government and agency.......       --      410       --      410
  States and political subdivisions..........       --       18       --       18
  Other structured debt......................       --       --        5        5
Common and preferred equity..................      751       62       --      813
Mutual funds.................................       35       --       --       35
Private real estate investment funds.........       --       --        3        3
Private real estate investment trusts........       --       11      197      208
Cash and cash equivalents....................       25       --       --       25
Short-term investments.......................       --       30       --       30
                                              -------- -------- -------- --------
  Total...................................... $    811 $  1,380 $    205 $  2,396
                                              ======== ======== ======== ========

   At December 31, 2013, assets classified as Level 1, Level 2, and Level 3 comprise approximately 32.7%, 57.9% and 9.4%, respectively, of qualified pension plan assets. At December 31, 2012, assets classified as Level 1, Level 2 and Level 3 comprised approximately 33.9%, 57.5% and 8.6%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $2 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2013 and 2012, respectively.

                                                                PRIVATE
                                                              REAL ESTATE  PRIVATE
                                                  FIXED       INVESTMENT  INVESTMENT   COMMON
                                              MATURITIES/(1)/    FUNDS      TRUSTS     EQUITY     TOTAL
                                              --------------  ----------- ---------- ---------- ----------

                                                                     (IN MILLIONS)
Balance at January 1, 2013...................     $        5   $        3 $      197 $       -- $      205
Actual return on plan assets:
  Relating to assets still held at
   December 31, 2013.........................             --           --         23         --         23
  Purchases/issues...........................             --           --         --         --         --
  Sales/settlements..........................             --           --         --         --         --
  Transfers into/out of Level 3..............            (1)          (1)         --         --        (2)
                                                  ----------   ---------- ---------- ---------- ----------
Balance at December 31, 2013.................     $        4   $        2 $      220 $       -- $      226
                                                  ==========   ========== ========== ========== ==========

Balance at January 1, 2012...................     $        6   $        4 $      183 $       -- $      193
Actual return on plan assets:
  Relating to assets still held at
   December 31, 2012.........................             --           --         14         --         14
  Sales/settlements..........................            (1)          (1)         --         --        (2)
  Transfers into/out of Level 3..............             --           --         --         --         --
                                                  ----------   ---------- ---------- ---------- ----------
Balance at December 31, 2012.................     $        5   $        3 $      197 $       -- $      205
                                                  ==========   ========== ========== ========== ==========

  /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits' obligations at December 31, 2013 and 2012 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2013 and 2012.

                                              2013  2012
                                              ----- -----

Discount rates:
  Benefit obligation......................... 4.50% 3.50%
  Periodic cost.............................. 4.50% 4.25%

Rates of compensation increase:
  Benefit obligation and periodic cost....... 6.00% 6.00%

Expected long-term rates of return on
  pension plan assets (periodic cost)........ 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class. Based upon new plan asset allocation targets for 2014 intended to rebalance between the bond and equity portfolios under the long-term investment strategy, the expected long-term rate of return assumed on pension plan assets in the measurement of net periodic cost will be increased to 7.00%.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $10 million, $12 million and $13 million for 2013, 2012 and 2011, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2014, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2013 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2014.........................................    $      189
2015.........................................           196
2016.........................................           192
2017.........................................           188
2018.........................................           185
Years 2019 - 2023............................           853

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Management, in consultation with its actuarial advisors in respect of the Plan, has concluded the Health Acts have no material impact on the calculations on future benefit levels due to the caps on the Company subsidy for retirees. Any increases in plan cost, including those associated under the Excise Tax on high cost plans, are anticipated to be passed on to retirees.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy did not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million in 2011.

   AXA FINANCIAL ASSUMPTION

   Since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2013, 2012 and 2011 for share-based payment arrangements as further described herein are as follows:

                                               2013  2012  2011
                                              -----  ----- ----
                                                (IN MILLIONS)
Performance Unit/Shares...................... $  43  $  24 $  2
Stock Options................................     2      3    4
AXA Shareplan................................    13     18    9
AXA Miles....................................    --      1    1
AllianceBernstein Stock Options..............    (4)     1   21
AllianceBernstein Restricted Units...........   286    148  377
                                              -----  ----- ----
Total Compensation Expenses.................. $ 340  $ 195 $414
                                              =====  ===== ====

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan"). In 2013, they were granted performance shares under the AXA International Performance Share Plan 2013 (the "Performance Share Plan").

   Performance Units and Performance Shares

   2013 GRANT. On March 22, 2013, under the terms of the Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. The extent to which 2013-2014 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $11 million.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   2012 GRANT. On March 16, 2012, under the terms of the AXA Performance Unit Plan 2012, AXA awarded approximately 2.3 million unearned performance units to employees of AXA Equitable. The extent to which 2012-2013 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled in cash on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 15, 2015. In 2013 and 2012, the expense associated with the March 16, 2012 grant of performance units was approximately $26 million and $11 million, respectively.

   2011 GRANT. On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to AXA Equitable employees. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2013, 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units of approximately $6 million, $11 million and $2 million, respectively.

   SETTLEMENT OF 2009 GRANT IN 2011. On March 20, 2011, approximately 831,000 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 164,000 restricted AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares were sourced from Treasury shares.

   For 2013, 2012 and 2011, the Company recognized compensation costs of $43 million, $24 million and $2 million, respectively, for performance shares and units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit and share awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units and shares earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2013 and 2012 was $108 million and $58 million, respectively. Approximately 5.3 million outstanding performance units and shares are at risk to achievement of 2013 performance criteria, primarily representing the performance shares grant of March 22, 2013 for which cumulative average 2013-2014 performance targets will determine the number of performance shares earned and including one-half of the performance unit award granted on March 16, 2012.

   Stock Options

   2013 GRANT. On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $357,000.

   2012 GRANT. On March 16, 2012, approximately 901,000 options to purchase AXA ordinary shares were granted to AXA Equitable employees under the terms of the Stock Option Plan at an exercise price of 12.22 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 370,000 of the total options awarded on March 16, 2012 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 16, 2012 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.48 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 39.89%, a weighted average expected term of 5.6 years, an expected dividend yield of 7.54% and a risk-free interest rate of 1.8%. The total fair value of these options (net of expected forfeitures) of approximately $2 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2013 and 2012, respectively, the expense associated with the March 16, 2012 grant of options was approximately $504,000 and $791,000.

   2011 GRANT. On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. In addition, approximately 483,000 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2013, 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of $573,000, $1 million and $2 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2013 follows:

                                                                            Options Outstanding
                                              ------------------------------------------------------------------------------
                                                                                                         AllianceBernstein
                                                                                                              Holding
                                                    AXA Ordinary Shares            AXA ADRs/(3)/               Units
                                              ------------------------------   ---------------------- ----------------------
                                                                Weighted                    Weighted                Weighted
                                                Number          Average          Number     Average     Number      Average
                                              Outstanding       Exercise       Outstanding  Exercise  Outstanding   Exercise
                                              (In 000's)         Price         (In 000's)    Price    (In 000's)     Price
                                              -----------  -----------------   -----------  --------- -----------  ---------

Options outstanding at January 1, 2013.......    18,101.7    (Euro)    21.00       4,990.0  $   20.01     8,553.3  $   39.77
Options granted..............................       486.2    (Euro)    13.81            --  $      --        37.7  $   25.47
Options exercised............................      (527.8)   (Euro)    12.15      (3,022.6) $   17.74      (887.6) $   17.05
Options forfeited, net.......................      (490.4)   (Euro)    19.27        (145.5) $   22.01      (602.4) $   60.10
Options expired..............................          --                 --           7.9         --       (26.9) $   36.50
                                               ----------                      -----------             ----------
Options Outstanding at December 31, 2013.....    17,569.7    (Euro)    21.00       1,829.8  $   23.60     7,074.1  $   40.82
                                               ==========  =================   ===========  =========  ==========  =========
Aggregate Intrinsic Value/(1)/...............              (Euro)      --/(2)/              $ 8,120.6              $   --/(2)/
                                                           =================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................        4.24                             1.28                    4.9
                                               ==========                      ===========             ==========
Options Exercisable at December 31, 2013.....    13,599.8    (Euro)    23.12       1,820.1  $   23.66     4,684.5      34.97
                                               ==========  =================   ===========  =========  ==========  =========
Aggregate Intrinsic Value/(1)/...............              (Euro)      --/(2)/              $ 7,967.9              $   --/(2)/
                                                           =================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................        3.35                             1.26                    4.8
                                               ==========                      ===========             ==========

  /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2013 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from employee exercises of stock options in 2013 was $54 million. The intrinsic value related to employee exercises of stock options during 2013, 2012 and 2011 were $14 million, $5 million and $3 million respectively, resulting in amounts currently deductible for tax purposes of $5 million, $2 million, and $1 million, respectively, for the periods then ended. In 2013, 2012 and 2011, windfall tax benefits of approximately $5 million, $2 million and $1 million, respectively, resulted from employee exercises of stock option awards.

   At December 31, 2013, AXA Financial held approximately 351,000 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of $24.73 per share, of which approximately 302,000 were designated to fund future exercises of outstanding stock options and approximately 49,000 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2013, 2012 and 2011, respectively.

                                                    AXA Ordinary Shares         AllianceBernstein Holding Units
                                              -------------------------------  --------------------------------
                                                 2013       2012       2011        2013        2012      2011
                                              ---------  ---------  ---------  ------------  --------  --------

Dividend yield...............................      7.52%      7.54%      7.00%    8.0 - 8.3%     6.20%   5.40%
Expected volatility..........................     31.27%     39.89%     33.90%  49.7 - 49.8%    49.20%  47.30%
Risk-free interest rates.....................      1.34%      1.80%      3.13%    0.8 - 1.7%     0.70%   1.9%
Expected life in years.......................       7.7        5.6        6.4           6.0       6.0     6.0
Weighted average fair value per option at
  grant date................................. $    1.79  $    2.48  $    2.49  $       5.44  $   3.67  $   5.98

   For 2013, 2012 and 2011, the Company recognized compensation costs (credits) for employee stock options of $(2) million, $4 million and $25 million, respectively. As of December 31, 2013, approximately $1 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.5 years.

   Restricted Awards.

   Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2013, 2012 and 2011, respectively, the Company recognized compensation costs of $286 million, $148 million and $377 million for awards outstanding under these restricted stock and unit award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2013, approximately 22.3 million restricted shares and Holding units remain unvested. At December 31, 2013, approximately $48 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.2 years.

   The following table summarizes unvested restricted stock activity for 2013.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------

Unvested as of January 1, 2013...............    177,001   $  27.23
Granted......................................     11,613   $  13.97
Vested.......................................    117,235   $  33.91
Forfeited....................................         --         --
                                               ---------
Unvested as of December 31, 2013.............     71,379   $  14.09
                                               =========

   Restricted stock vested in 2013, 2012 and 2011 had aggregate vesting date fair values of approximately $1 million, $1 million and $2 million, respectively.

   AXA Shareplan

   In 2013, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2013. Eligible employees could have reserved a share purchase during the reservation period from September 2, 2013 through September 17, 2013 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 28, 2013 through October 31, 2013. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 24, 2013 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $19.85 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 12.95% formula discounted price of $21.59 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2013 which is July 1, 2018. All subscriptions became binding and irrevocable at October 31, 2013.

   The Company recognized compensation expense of $13 million in 2013, $18 million in 2012 and $9 million in 2011 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplans 2013, 2012 and 2011 primarily invested under Investment Option B for the purchase of approximately 5 million, 8 million and 9 million AXA ordinary shares, respectively.

   AXA Miles Program

   AXA MILES PROGRAM 2012. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011 and was confirmed to have been achieved. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2013 and 2012, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $278,000 and $538,000.

   AXA MILES PROGRAM 2007. On July 1, 2007, under the terms of the AXA Miles Program 2007, AXA granted 50 AXA Miles to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represented the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,000 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011, the Company recognized compensation expense of approximately $1 million in respect of this grant of AXA Miles.

   AllianceBernstein Long-term Incentive Compensation Plans

   AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest in 2011.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AllianceBernstein engages in open-market purchases of AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2013 and 2012, AllianceBernstein purchased 5.2 million and 15.7 million Holding units for $111 million and $239 million respectively. These amounts reflect open-market purchases of 1.9 million and 12.3 million Holding units for $39 million and $182 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   AllianceBernstein granted to employees and Eligible Directors 13.9 million (including 6.5 million restricted Holding units granted in December 2013 for 2013 year-end rewards and 6.5 million granted in January 2013 for 2012 year-end awards). During 2012, AllianceBernstein granted to employees and Eligible Directors 12.1 million restricted Holding awards (including
   8.7 million granted in January 2012 for 2011 year-end awards). Prior to third quarter 2013, AllianceBernstein funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust. In December 2013, AB Holding newly issued 3.9 million Holding units to fund the restricted Holding units awards granted in December 2013.

   Effective July 1, 2013, management of AllianceBernstein and AllianceBernstein Holding L.P. ("AB Holding") retired all unallocated Holding units in AllianceBernstein's consolidated rabbi trust. To retire such units, AllianceBernstein delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AllianceBernstein units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AllianceBernstein's and AB Holding's units outstanding decreased by approximately 13.1 million units. AllianceBernstein and AB Holding intend to retire additional units as AllianceBernstein purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AllianceBernstein units, as was done in December 2013.

   The 2012 long-term incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, 6.5 million restricted Holding unit awards for the December 2012 awards were awarded and allocated as such within the consolidated rabbi trust in January. There were approximately 17.9 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2012. The purchases and issuances of Holding units resulted in an increase of $60 million in Capital in excess of par value during 2012 with a corresponding decrease of $60 million in Noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $156 million, $147 million and $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million) for 2013, 2012 and 2011, respectively. The cost of the 2013 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly issued Holding units. As of December 31, 2013, 248,281 options to buy Holding units had been granted and 38 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 22 million Holding units were available for grant as of December 31, 2013.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                2013     2012      2011
                                              -------- -------  ---------
                                                     (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $    197 $  (233) $      40
  Deferred (expense) benefit.................    1,876     391     (1,338)
                                              -------- -------  ---------
Total........................................ $  2,073 $   158  $  (1,298)
                                              ======== =======  =========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                2013     2012      2011
                                              --------  ------  ---------
                                                     (IN MILLIONS)

Expected income tax (expense) benefit........ $  1,858  $  (20) $  (1,443)
Noncontrolling interest......................      101      37        (36)
Separate Accounts investment activity........      122      94         83
Non-taxable investment income (loss).........       20      24          8
Adjustment of tax audit reserves.............      (14)     (2)        (7)
State income taxes...........................       (6)      7          7
AllianceBernstein Federal and foreign taxes..        2      10        (13)
Tax settlement...............................       --      --         84
Other........................................      (10)      8         19
                                              --------  ------  ---------
Income tax (expense) benefit................. $  2,073  $  158  $  (1,298)
                                              ========  ======  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during the third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million.

   The U.S. Department of the Treasury 2013-2014 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling with respect to the calculation of the Separate Account dividends received deduction ("DRD"). The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2013   December 31, 2012
                                              ------------------- -------------------
                                              ASSETS  LIABILITIES Assets  Liabilities
                                              ------- ----------- ------- -----------
                                                           (IN MILLIONS)

Compensation and related benefits............ $   104   $      -- $   207   $      --
Reserves and reinsurance.....................      --         688      --       2,419
DAC..........................................      --       1,016      --         960
Unrealized investment gains or losses........      --          85      --         739
Investments..................................      --       1,410      --       1,137
Alternative minimum tax credits..............      --          --     157          --
Net operating losses.........................     492          --      --          --
Other........................................       7          --      --          57
                                              -------   --------- -------   ---------
Total........................................ $   603   $   3,199 $   364   $   5,312
                                              =======   ========= =======   =========

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2013, $238 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $92 million would need to be provided if such earnings were remitted.

   At December 31, 2013, of the total amount of unrecognized tax benefits, $568 million would affect the effective rate. At December 31, 2012, of the total amount of unrecognized tax benefits, $522 million would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2013 and 2012 were $120 million and $105 million, respectively. For 2013, 2012 and 2011, respectively, there were $15 million, $4 million and $14 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                2013     2012      2011
                                              -------  --------  --------
                                                     (IN MILLIONS)
Balance at January 1,........................ $   573  $    453  $    434
Additions for tax positions of prior years...      57       740       337
Reductions for tax positions of prior years..     (38)     (620)     (235)
Additions for tax positions of current year..      --        --         1
Settlements with tax authorities.............      --        --       (84)
                                              -------  --------  --------
Balance at December 31,...................... $   592  $    573  $    453
                                              =======  ========  ========

   In 2012, the Internal Revenue Service commenced the examination of the 2006 and 2007 tax years. An appeal of the 2004 and 2005 tax years is pending at the Appeals Office of the IRS. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                     DECEMBER 31,
                                              --------------------------
                                                2013     2012     2011
                                              -------- -------- --------

                                                    (IN MILLIONS)
Unrealized gains (losses) on investments..... $    141 $  1,352 $    772
Defined benefit pension plans................    (757)  (1,056)  (1,082)
                                              -------- -------- --------
Total accumulated other comprehensive income
  (loss).....................................    (616)      296    (310)
                                              -------- -------- --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................       13       21       13
                                              -------- -------- --------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $  (603) $    317 $  (297)
                                              ======== ======== ========

   The components of OCI for the past three years, net of tax, follow:

                                                 2013     2012    2011
                                              ---------  ------ --------

                                                    (IN MILLIONS)
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year........................... $  (1,550) $  658 $    571
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/......        49      59       18
                                              ---------  ------ --------
Net unrealized gains (losses) on investments.   (1,501)     717      589
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other..................................       290   (137)    (223)
                                              ---------  ------ --------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $654 million,
  $(318) million and $(193) million).........   (1,211)     580      366
                                              ---------  ------ --------
Change in defined benefit plans:
  Net gain (loss) arising during the year....       198    (82)    (169)
  Prior service cost arising during the year.        --       1       --
  Less: reclassification adjustments to net
   earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost...........       101     106       94
   Amortization of net prior service credit
     included in net periodic cost...........        --       1        1
                                              ---------  ------ --------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $161 million, $14 million and $(40)
  million)...................................       299      26     (74)
                                              ---------  ------ --------
Total other comprehensive income (loss), net
  of income taxes............................     (912)     606      292
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest....       (8)       8       21
                                              ---------  ------ --------

Other Comprehensive Income (Loss)
  Attributable to AXA Equitable.............. $   (920)  $  614 $    313
                                              =========  ====== ========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(26) million, $(32) million and $(10) million for 2013, 2012 and 2011, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $(54) million, $(58) million and $(51) million for 2013, 2012 and 2011, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2013, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2014, $200 million for 2015, $0 million for 2016 and thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2014 and the four successive years are $217 million, $216 million, $209 million, $208 million, $192 million and $1,232 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2014 and the four successive years is $41 million, $48 million, $47 million, $48 million, $48 million and $316 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2013, 2012 and 2011, respectively, AXA Equitable recorded $85 million, $30 million and $55 million pre-tax charges related to severance and lease costs. The amounts recorded in 2013 included a pre-tax charge of $52 million related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                  DECEMBER 31,
                                              --------------------
                                               2013   2012   2011
                                              ------ ------ ------

                                                 (IN MILLIONS)
Balance, beginning of year................... $   52 $   44 $   11
Additions....................................    140     54     79
Cash payments................................   (66)   (46)   (43)
Other reductions.............................    (4)     --    (3)
                                              ------ ------ ------
Balance, End of Year......................... $  122 $   52 $   44
                                              ====== ====== ======

   As a result of AllianceBernstein's ongoing efforts to operate more efficiently during 2013 and 2012, respectively, AllianceBernstein recorded a $4 million and $21 million pre-tax charge related to severance costs. During 2013 and 2012, AllianceBernstein recorded $28 million and $223 million, respectively, of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013 real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AllianceBernstein will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2013, these arrangements include commitments by the Company to provide equity financing of $504 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2013. The Company had $595 million of commitments under existing mortgage loan agreements at December 31, 2013.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Arizona, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($6,805 million at December 31, 2013) and/or letters of credit ($3,251 million at December 31, 2013). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2013, AllianceBernstein had funded $25 million of this commitment.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest $25 million in the Real Estate Fund. As of December 31, 2013, AllianceBernstein had funded $12 million of this commitment.

   During 2012, AllianceBernstein entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2013, AllianceBernstein had funded $8 million of this commitment.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. FMG LLC ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to FMG LLC for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable is also under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the New York State Department of Financial Services (the "NYSDFS") to use data available on the U.S. Social Security Administration's Death Master File ("DMF") or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable filed a number of reports with the NYSDFS related to its request and has completed the process. A number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the DMF, claims processing and payments to beneficiaries. In December 2012, AXA Equitable received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, AXA Equitable, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

   AXA Equitable is responding to requests for information and documents from the Consumer Protection Division of the NYDFS relating to the AXA Tactical Manager ("ATM") volatility management tool strategy. The inquiry relates to whether we failed to comply with certain provisions of New York Insurance law with respect to the implementation of the ATM strategy. The NYDFS has informed AXA Equitable that it intends to seek a penalty for what it considers a failure to comply with such provisions. AXA Equitable has responded to, and is actively discussing the issue with the NYDFS.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AllianceBernstein received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Elecronics UK Limited ("Philips"), a former pension fund client, alleging that AllianceBernstein Limited (a wholly-owned subsidiary of AllianceBernstein organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to AllianceBernstein's initial investment in and management of a (Pounds)500 million portfolio of U.S. mortgage-backed securities. The alleged damages range between $177 million and $234 million plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form in the High Court of Justice in London, England regarding their alleged claim. AllianceBernstein believes that it has strong defenses to these claims, which were set forth in AllianceBernstein's October 12, 2012 response to the Letter of Claim, and will defend this matter vigorously.

           ---------------------------------------------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of plaintiffs and certain of these plaintiffs seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $382 million during 2014. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2013, 2012 and 2011, respectively, AXA Equitable's statutory net income (loss) totaled $(28) million, $602 million and $967 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,358 million and $5,178 million at December 31, 2013 and 2012, respectively. In 2013, AXA Equitable paid $234 million in cash and transferred approximately 10.9 million in Units of AllianceBernstein (fair value of $234 million) in shareholder dividends to AXA Financial. In 2012 and 2011, respectively, AXA Equitable paid $362 million and $379 million in shareholder dividends.

   At December 31, 2013, AXA Equitable, in accordance with various government and state regulations, had $83 million of securities on deposit with such government or state agencies.

   At December 31, 2013 AXA Equitable had affiliated surplus notes of $825 million due to AXA Financial. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2013 will approximate $55 million. In second quarter 2013 AXA Equitable repaid a $500 million surplus note at par values plus interest accrued to AXA Financial.

   At December 31, 2013 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2013.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

   The following tables reconcile AXA Equitable's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                         DECEMBER 31,
                                              ----------------------------------
                                                 2013        2012        2011
                                              ----------  ----------  ----------
                                                         (IN MILLIONS)
Net change in statutory surplus and capital
  stock...................................... $     (864) $       64  $      824
Change in AVR................................         46         269        (211)
                                              ----------  ----------  ----------
Net change in statutory surplus, capital
  stock and AVR..............................       (818)        333         613
Adjustments:
  Future policy benefits and policyholders'
   account balances..........................       (607)       (508)       (270)
  DAC........................................         75         142      (2,861)
  Deferred income taxes......................      2,038         798      (1,272)
  Valuation of investments...................          7        (377)         16
  Valuation of investment subsidiary.........       (109)       (306)        590
  Increase (decrease) in the fair value of
   the reinsurance contract asset............     (4,297)        497       5,941
  Pension adjustment.........................       (478)        (41)        111
  Amortization of deferred cost of insurance
   ceded to AXA Arizona......................       (280)       (126)       (156)
  Shareholder dividends paid.................        468         362         379
  Changes in non-admitted assets.............          2        (489)       (154)
  Repayment of surplus Note..................        500          --          --
  Other, net.................................        (74)       (190)        (10)
                                              ----------  ----------  ----------
U.S. GAAP Net Earnings (Loss) Attributable
  to AXA Equitable........................... $   (3,573) $       95  $    2,927
                                              ==========  ==========  ==========

                                                         DECEMBER 31,
                                              ----------------------------------
                                                 2013        2012        2011
                                              ----------  ----------  ----------
                                                         (IN MILLIONS)
Statutory surplus and capital stock.......... $    3,825  $    4,689  $    4,625
AVR..........................................        535         489         220
                                              ----------  ----------  ----------
Statutory surplus, capital stock and AVR.....      4,360       5,178       4,845
Adjustments:
  Future policy benefits and policyholders'
   account balances..........................     (3,884)     (3,642)     (2,456)
  DAC........................................      3,874       3,728       3,545
  Deferred income taxes......................     (2,672)     (5,330)     (5,357)
  Valuation of investments...................        703       3,271       2,266
  Valuation of investment subsidiary.........       (515)       (137)        231
  Fair value of reinsurance contracts........      6,747      11,044      10,547
  Deferred cost of insurance ceded to AXA
   Arizona...................................      2,366       2,646       2,693
  Non-admitted assets........................        469         467         510
  Issuance of surplus notes..................     (1,025)     (1,525)     (1,525)
  Other, net.................................        115        (264)       (459)
                                              ----------  ----------  ----------
U.S. GAAP Total Equity Attributable to AXA
  Equitable.................................. $   10,538  $   15,436  $   14,840
                                              ==========  ==========  ==========

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2013       2012        2011
                                              ---------  ----------  ----------
                                                        (IN MILLIONS)
SEGMENT REVENUES:
Insurance.................................... $     (54) $    6,443  $   15,140
Investment Management/(1)/...................     2,915       2,738       2,750
Consolidation/elimination....................       (21)        (21)        (18)
                                              ---------  ----------  ----------
Total Revenues............................... $   2,840  $    9,160  $   17,872
                                              =========  ==========  ==========

   /(1)/Intersegment investment advisory and other fees of approximately $67 million, $58 million and $56 million for 2013, 2012 and 2011, respectively, are included in total revenues of the Investment Management segment.

                                                 2013       2012         2011
                                              ---------  ----------  -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING
OPERATIONS, BEFORE INCOME TAXES:
Insurance.................................... $  (5,872) $     (132) $     4,284
Investment Management/(2)/...................       564         190         (164)
Consolidation/elimination....................        (1)         --            4
                                              ---------  ----------  -----------
Total Earnings (Loss) from Continuing
  Operations, before Income Taxes............ $  (5,309) $       58  $     4,124
                                              =========  ==========  ===========

  /(2)/Net of interest expenses incurred on securities borrowed.

                                                    DECEMBER 31,
                                              -----------------------
                                                 2013         2012
                                              ----------  -----------
                                                   (IN MILLIONS)
SEGMENT ASSETS:
Insurance.................................... $  171,532  $   164,201
Investment Management........................     11,873       12,647
Consolidation/elimination....................         (4)          (5)
                                              ----------  -----------
Total Assets................................. $  183,401  $   176,843
                                              ==========  ===========

   In accordance with SEC regulations, securities with a fair value of $925 million and $1,509 million have been segregated in a special reserve bank custody account at December 31, 2013 and 2012, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2013 and 2012 are summarized below:

                                                                THREE MONTHS ENDED
                                              ------------------------------------------------------
                                                MARCH 31       JUNE 30     SEPTEMBER 30  DECEMBER 31
                                              ------------  ------------  -------------  -----------
                                                                   (IN MILLIONS)
2013
----
Total Revenues............................... $        392  $        537  $         834  $     1,077
                                              ============  ============  =============  ===========
Earnings (Loss) from Continuing
  Operations, Net of Income Taxes,
  Attributable to AXA Equitable.............. $     (1,004) $     (1,051) $        (878) $      (640)
                                              ============  ============  =============  ===========
Net Earnings (Loss), Attributable to AXA
  Equitable.................................. $     (1,004) $     (1,051) $        (878) $      (640)
                                              ============  ============  =============  ===========

2012
----
Total Revenues............................... $       (952) $      6,475  $       1,728  $     1,909
                                              ============  ============  =============  ===========
Earnings (Loss) from Continuing
  Operations, Net of Income Taxes,
  Attributable to AXA Equitable.............. $     (1,635) $      2,421  $        (241) $      (450)
                                              ============  ============  =============  ===========
Net Earnings (Loss), Attributable to AXA
  Equitable.................................. $     (1,635) $      2,421  $        (241) $      (450)
                                              ============  ============  =============  ===========

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a) The following Financial Statements are included in Part B of the Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 45 and Separate Account No. 49 are included in the Statement of Additional Information.

          (b) Exhibits.

              The following exhibits correspond to those required by paragraph
              (b) of item 24 as to exhibits in Form N-4:

          1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously refiled with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

          2.  Not applicable.

          3.  (a)       Distribution and Servicing Agreement dated as of May 1,
                        1994, among Equico Securities, Inc.(now AXA Advisors,
                        LLC), Equitable and Equitable Variable incorporated herein by reference to Exhibit No. 1-A(8) to Registration Statement on Form S-6, (File
                        No. 333-17641), filed on December 11, 1996.

              (a)(i) Letter of Agreement for Distribution Agreement among The Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), dated April 20, 1998, previously filed with this Registration Statement, (File No. 33-83750) on May 1, 1998.

              (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement (File No. 33-83750) on April 19, 2001.

              (c) Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement (File No. 33-83750) on April 19, 2001.

              (d) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

              (d)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

              (d)(ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (e) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(ii) Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(iii) Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File
                        No. 333-127445), filed on August 11, 2005.

              (e)(iv) Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                        Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (e)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File
                        No. 333-05593), filed on April 24, 2012.

              (e)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                        No. 333-05593), filed on April 24, 2012.

              (e)(vii) Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

              (e)(viii) Eighth Amendment dated as of November 1, 2008, to
                        General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

              (e)(ix) Ninth Amendment, dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (f) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit
                        No. 3.(i) to Registration Statement (File
                        No. 333-05593) on Form N-4, filed on April 20, 2005.

              (g) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incoporated herein by reference to Exhibit
                        No. 3.(j) to Registration Statement (File
                        No. 333-05593) on Form N-4, filed on April 20, 2005.

          4.  (a)       Form of group annuity contract no. 1050-94IC,
                        previously refiled electronically with this
                        Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (b) Forms of group annuity certificate nos. 94ICA and 94ICB, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (d) Forms of data pages no. 94ICA/BIM (IRA) and (NQ), previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (e) Form of endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (f) Forms of data pages for Rollover IRA, IRA Assured Payment Option, IRA Assured Payment Option Plus, Accumulator, Assured Growth Plan, Assured Growth Plan (Flexible Income Program), Assured Payment Plan (Period Certain) and Assured Payment Plan (Life with a Period Certain), previously filed with this Registration Statement No. 33-83750 on August 31, 1995.

              (g) Forms of data pages for Rollover IRA, IRA Assured Payment Option Plus and Accumulator, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

              (h) Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

              (i) Form of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on October 15, 1996.

              (j) Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement
                        No. 33-83750 on April 30, 1997.

              (k) Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement
                        No. 33-83750 on December 31, 1997.

              (l)       Form of endorsement No. 98 Roth to Contract Form
                        No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement
                        No. 33-83750 on December 31, 1997.

              (m) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (IRA) Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (n) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (NQ) Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (o) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (QP) Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (p) Form of data pages No. 94ICB, 94ICBMVA and 94ICBLCA for Assured Payment Option Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (q) Form of data pages No. 94ICB, 94ICBMVA and 94ICBLCA for APO Plus Certificates, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (r) Form of Endorsement applicable to Defined Benefit Qualified Plan Certificates No. 98ENDQPI, previously filed with this Registration Statement File
                        No. 33-83750 on May 1, 1998.

              (s) Form of Endorsement applicable to Non-Qualified Certificates No. 98ENJONQI, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (t) Form of Endorsement applicable to Charitable Remainder Trusts No. 97ENCRTI, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (u) Form of Guaranteed Interest Account endorsement no. 98ENGAIAII, and data pages 94ICA/B, incorporated herein by reference to Exhibit No. 4(r) to the Registration Statement on Form N-4 (File No. 333-05593) filed on
                        May 1, 1998.

              (v) Form of Equitable Accumulator TSA Data pages, previously filed with this Registration Statement File No. 33-83750 on May 22, 1998.

              (w) Form of Endorsement Applicable to TSA Data Certificates, incorporated by reference to Exhibit 4(t) to the Registration Statement on Form N-4 (File
                        No. 333-05593) filed on May 22, 1998.

              (x) Form of data pages for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on November 30, 1998.

              (y) Form of data pages (as revised) for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

              (z)       Form of Endorsement No. 98ENIRAI-IM to Contract
                        No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

              (a)(a)(i) Form of Data Pages for Equitable Accumulator Flexible
                        Premium IRA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

              (a)(a)(ii)Form of data pages for Equitable Accumulator Flexible
                        Premium Roth IRA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

              (b)(b) Form of data pages for Equitable Accumulator NQ, QP and TSA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

              (c)(c) Form of data pages for new version of Equitable Accumulator, previously filed with this Registration Statement File No. 33-83750 on Form N-4 on December 3, 1999.

              (d)(d) Form of endorsement (Form No. 2000ENIRAI-IM) to be used with IRA certificates previously filed with this Registration Statement File No. 33-83750 on Form N-4 on April 25, 2000.

              (e)(e) Form of Endorsement applicable to Roth IRA Contracts, Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (f)(f) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (g)(g) Form of Endorsement applicable to Non-Qualified Certificates, Form No 99ENNQ-G previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (h)(h) Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (i)(i) Revised Form of Data Pages for Equitable Accumulator (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution, QP-Defined Benefit, TSA) previously filed with this Registration Statement File No. 33-83750 on April 24, 2013.

              (j)(j) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (k)(k) Form of Endorsement applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (l)(l) Form of Endorsement applicable to non-qualified contract/certificates with beneficiary continuation option (No. 2002 NQBCO), incorporated herein by reference to Exhibit No. 4 (a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (m)(m) Form of Endorsement applicable to Termination of Guaranteed Minimum Death Benefits (Form No. 2012GMDB-BO-1), previously filed with this Registration Statement File No. 33-83750 on April 24, 2013.

          5.  (a)       Forms of application used with the IRA, NQ and Fixed
                        Annuity Markets, previously refiled electronically with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (b)(i) Forms of Enrollment Form/Application for Rollover IRA, Choice Income Plan and Accumulator, previously filed with this Registration Statement No. 33-83750 on
                        April 23, 1996.

              (b)(ii) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ and QP), incorporated herein by reference to Exhibit No. 5(e) to the Registration Statement on Form N-4 (File No. 333-05593) filed on May 1, 1998.

              (c) Forms of Enrollment Form/Application for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on April 30, 1997.

              (d) Forms of Enrollment Form/Application for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on December 31, 1997.

              (e) Form of Enrollment Form/Application No. 126737 (5/98) for Equitable Accumulator (IRA, NQ and QP), previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (f) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on May 22, 1998.

              (g) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on November 30, 1998.

              (h) Form of Enrollment Form/Application for Equitable Accumulator (as revised) for (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

              (i) Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement File No. 33-83750 on Form N-4 on April 30, 1999.

          6.  (a)       Restated Charter of AXA Equitable, as amended August
                        31, 2010, incorporated herein by reference to Registration Statement to Form N-4, (File No.
                        333-05593), filed on April 24, 2012.

              (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File
                        No. 333-05593), filed on April 20, 2006.

          7. Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 33-83750 on
              April 25, 2001.

          8.  (a)       Amended and Restated Participation Agreement among EQ
                        Advisors Trust, AXA Equitable Life Insurance Company
                        ("AXA Equitable"), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's
                        Trust Registration Statement on Form N-1A (File No.
                        333-17217 and 811-07953), filed on February 7, 2003.

              (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective

                        Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

              (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

              (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

              (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

              (a)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

              (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

              (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

              (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

              (a)(xii) Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xiv) Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

              (a)(xvi) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors dated
                        July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

           9. Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA

                        Equitable, as to the legality of the securities being registered, filed herewith.

          10. (a)       Consent of PricewaterhouseCoopers LLP, filed herewith.

              (b)       Powers of Attorney, filed herewith.

          11.  Not applicable.

          12.  Not applicable.

          13.  Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
1670 Stephens Drive
Wayne, PA 19087

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
79, Chapman Common, West Side
London, England SW49AY

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                   Director
Affinity Health Plans
2500 Halsey Street, #2
Bronx, NY 10461

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                   Chairman of the Board,
                                Chief Executive Officer, Director and
                                President

OTHER OFFICERS

*Dave S. Hattem                 Senior Executive Director and General
                                Counsel

Heinz-Juergen Schwering         Senior Executive Director and Chief Risk
                                Officer

*Anders B. Malmstrom            Senior Executive Director and Chief
                                Financial Officer

*Salvatore Piazzolla            Senior Executive Director and Chief Human
                                Resources Officer

*Joshua E. Braverman    Senior Executive Director and Treasurer

*Anthony F. Recine      Managing Director, Chief Compliance Officer
                        and Deputy General Counsel

*Sharon A. Ritchey      Senior Executive Director and Chief
                        Operating Officer

*Michael B. Healy       Executive Director and Chief Information
                        Officer

*Andrea M. Nitzan       Executive Director and Chief Accounting
                        Officer

*Nicholas B. Lane       Senior Executive Director and Head of U.S.
                        Life and Retirement

*Robert O. Wright, Jr.  Senior Executive Director and Head of
                        Wealth Management

*Kevin Molloy           Senior Executive Director

*Kevin E. Murray        Executive Director

Keith Floman            Managing Director and Chief Actuary

*David Kam              Managing Director and Actuary

*Michel Perrin          Managing Director and Actuary

*Karen Field Hazin      Lead Director, Secretary and Associate
                        General Counsel

*Naomi J. Weinstein     Lead Director

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 45 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The 2013 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 002-30070) on Form N-4, filed April 22, 2014.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2013 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 002-30070) on Form N-4 filed April 22, 2014.

Item 27. Number of Contractowners

         As of March 31, 2014, there were 10,691 Qualified Contractowners and 6,176 Non-Qualified Contractowners of Contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                       The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                7.4    Indemnification of Directors, Officers and Employees.
                       (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                       (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                       (ii) any person made or threatened to be made a party to
                            any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                       (iii)the related expenses of any such person in any of
                            said categories may be advanced by the Company.

                       (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.721-726; Insurance Law ss.1216)

                       The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriter

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)AXA Advisors, LLC, an affiliate of AXA Equitable and MONY Life Insurance Company of America, is the principal underwriter for Separate Accounts 45, 49, 70, 301, A, I and FP, EQ Advisors Trust and AXA Premier VIP Trust and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L.

   The principal business address of AXA Advisors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

(b)Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS               (AXA ADVISORS LLC)
------------------             --------------------------------------

*Robert O. Wright, Jr.         Director, Chairman of the Board and Chief
                               Executive Officer

*Kevin Molloy                  Director and Vice Chairman of the Board

*Frank Massa                   Director, President and Chief Operating Officer

*Nicholas B. Lane              Director and Chief Retirement Savings Officer

*Vincent Parascandola          Senior Vice President, Divisional President and
                               Chief Sales Officer

*Christine Nigro               Senior Vice President and Divisional President

*Lawrence Adkins, Jr.          Senior Vice President and Divisional President

*Susan LaVallee                Senior Vice President

*George Papazicos              Senior Vice President

*Maurya Keating                Vice President, Chief Broker Dealer Counsel and
                               Investment Advisor Chief Compliance Officer

*Mary Jean Bonadonna           Vice President and Broker-Dealer Compliance
                               Officer

*John C. Taroni                Vice President and Treasurer

*Gina Jones                    Vice President and Financial Crime Officer

*Page Pennell                  Vice President

*Philip Pescatore              Chief Risk Officer

*Denise Tedeschi               Assistant Vice President and Assistant Secretary

*Manish Agarwal                Director

*Anders B. Malmstrom           Director

*Francesca Divone              Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS               (AXA DISTRIBUTORS, LLC)
------------------             --------------------------------------

*Nicholas B. Lane              Director, Chairman of the Board, President,
                               Chief Executive Officer and Chief Retirement
                               Savings Officer

*Michael P. McCarthy           Director, Senior Vice President, National
                               Sales Manager

*Todd Solash                   Director and Senior Vice President

*Manish Agarwal                Senior Vice President

Ori Ben-Yishai                 Senior Vice President

*David Ciotta                  Senior Vice President

*Harvey T. Fladeland           Senior Vice President

*Nelida Garcia                 Senior Vice President

*Peter D. Golden               Senior Vice President

David Kahal                    Senior Vice President

*Kevin M. Kennedy              Senior Vice President

*Windy Lawrence                Senior Vice President

*Timothy P. O'Hara             Senior Vice President

*Michael Schumacher            Senior Vice President

*Mark Teitelbaum               Senior Vice President

*Nicholas Gismondi             Vice President and Chief Financial Officer

*Nicholas D. Huth              Vice President and General Counsel

*Gina Jones                    Vice President and Financial Crime Officer

*John C. Taroni                Vice President and Treasurer

*Denise Tedeschi               Assistant Vice President and Assistant Secretary

*Gregory Lashinsky             Assistant Vice President - Financial Operations
                               Principal

*Francesca Divone              Secretary

(c)The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the "contracts") may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for efectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2014.

                                       SEPARATE ACCOUNT NO. 45 OF
                                       AXA EQUITABLE LIFE INSURANCE COMPANY
                                                  (Registrant)

                                       By:  AXA Equitable Life Insurance Company
                                                  (Depositor)

                                       By:  /s/ Dodie Kent
                                            ------------------------------------
                                            Dodie Kent
                                            Vice President and Associate
                                            General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 23rd day of April, 2014.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director and Chief Accounting Officer

*DIRECTORS:

Henri de Castries            Anthony J. Hamilton  Bertram Scott
Ramon de Oliveira            Danny L. Hale        Lorie A. Slutsky
Denis Duverne                Peter S. Kraus       Richard C. Vaughan
Barbara Fallon-Walsh         Mark Pearson

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      April 23, 2014

                                 EXHIBIT INDEX

EXHIBIT NO.                                                     TAG VALUE
-----------                                                     ----------

9            Opinion and Consent of Counsel                     EX-99.9

10(a)        Consent of PricewaterhouseCoopers LLP              EX-99.10a

10(b)        Powers of Attorney                                 EX-99.10b